UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:        301-296-5100

Date of fiscal year end:         December 31

Date of reporting period:         September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.
Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 99.3%
United States of America - 59.5%
Vanguard Dividend Appreciation ETF	185,297	$14,258,605
Technology Select Sector SPDR Fund	258,820	10,329,507
Powershares QQQ Trust Series 1	92,760	9,163,760
iShares Russell 1000 Growth ETF	98,054	8,984,688
iShares MSCI USA Quality Factor ETF	149,890	8,934,928
Energy Select Sector SPDR Fund1	83,200	7,539,584
Vanguard Mega Capital ETF1	82,699	5,586,317
Financial Select Sector SPDR Fund	238,900	5,535,313
Consumer Staples Select Sector SPDR Fund	96,800	4,366,648
Health Care Select Sector SPDR Fund	65,410	4,180,353
Vanguard Information Technology ETF	23,500	2,351,880
Vanguard Large-Capital ETF	3,833	346,733
Total United States of America		81,578,316
Global - 27.0%
iShares MSCI EAFE ETF1	163,160	10,461,820
PowerShares International Dividend Achievers Portfolio	433,542	8,024,862
iShares Global 100 ETF	87,430	6,773,202
Vanguard FTSE All-World Ex-US ETF	84,830	4,177,029
PowerShares DB Agriculture Fund*,1	150,900	3,855,495
iShares Russell Top 200 Growth ETF1	63,500	3,083,560
Market Vectors Agribusiness ETF1	14,125	747,071
Total Global		37,123,039
Emerging Markets - 9.1%
WisdomTree Emerging Markets Equity Income Fund	175,463	8,383,622
iShares Core MSCI Emerging Markets ETF1	33,500	1,676,340
iShares MSCI Emerging Markets ETF	40,100	1,666,556
WisdomTree Global ex-U.S. Dividend Growth Fund	16,000	810,400
Total Emerging Markets		12,536,918
European Union - 2.5%
iShares MSCI EMU ETF1	88,900	3,422,650
Europe - 1.2%
Vanguard FTSE Europe ETF	30,800	1,700,776
Total Exchange-Traded Funds
(Cost $114,322,700)		136,361,699

SHORT TERM INVESTMENTS† - 0.0%
First American Treasury Obligations Fund	275	275
Total Short Term Investments
(Cost $275)		275

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 10.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$12,020,637	12,020,637
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	1,970,596	1,970,596
Total Securities Lending Collateral
(Cost $13,991,233)		13,991,233
Total Investments - 109.5%
(Cost $128,314,208)		$150,353,207
Other Assets & Liabilities, net - (9.5)%		(12,987,583)
Total Net Assets - 100.0%		$137,365,624

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Securities lending collateral — See Note 5.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Super-Regional Banks-US - 19.2%
Wells Fargo & Co.	3,960	$205,404
U.S. Bancorp	3,843	160,753
PNC Financial Services Group, Inc.	1,470	125,803
Capital One Financial Corp.	1,529	124,797
SunTrust Banks, Inc.	2,148	81,688
Fifth Third Bancorp	3,765	75,375
KeyCorp	4,703	62,691
Comerica, Inc.	1,115	55,594
Huntington Bancshares, Inc.	5,358	52,133
Total Super-Regional Banks-US		944,238
Diversified Banking Institutions - 18.1%
Bank of America Corp.	12,392	211,283
JPMorgan Chase & Co.	3,448	207,708
Citigroup, Inc.	3,970	205,725
Deutsche Bank AG	1,625	56,648
HSBC Holdings plc ADR	1,053	53,577
UBS AG	3,058	53,117
Barclays plc ADR	3,468	51,361
Credit Suisse Group AG ADR	1,841	50,885
Total Diversified Banking Institutions		890,304
Commercial Banks Non-US - 16.7%
Itau Unibanco Holding S.A. ADR	4,567	63,391
Banco Bradesco S.A. ADR	3,930	56,003
Credicorp Ltd.	355	54,453
ICICI Bank Ltd. ADR	1,109	54,452
Banco Santander S.A. ADR	5,656	53,732
Toronto-Dominion Bank	1,078	53,242
HDFC Bank Ltd. ADR	1,135	52,868
Royal Bank of Canada	703	50,229
ING Groep N.V. ADR*	3,427	48,629
Grupo Financiero Santander Mexico SAB de CV ADR	3,590	48,573
Bank of Montreal	659	48,516
Banco Santander Brasil S.A. ADR	7,350	48,069
Bancolombia S.A. ADR	845	47,928
Bank of Nova Scotia	770	47,625
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,943	47,316
Canadian Imperial Bank of Commerce	504	45,284
Total Commercial Banks Non-US		820,310
Commercial Banks-Southern US - 10.1%
BB&T Corp.	2,570	95,629
Regions Financial Corp.	6,840	68,674
Popular, Inc.*	1,689	49,716
Synovus Financial Corp.	1,420	33,569
BankUnited, Inc.	1,050	32,015
First Horizon National Corp.	2,590	31,805
Hancock Holding Co.	927	29,710
Bank of the Ozarks, Inc.	930	29,314
United Bankshares, Inc.	869	26,878
IBERIABANK Corp.	428	26,754
BancorpSouth, Inc.	1,274	25,658
Home BancShares, Inc.	870	25,587
Trustmark Corp.	1,000	23,035
Total Commercial Banks-Southern US		498,344
Commercial Banks-Western US - 9.4%
First Republic Bank	1,004	49,577
Zions Bancorporation	1,555	45,187
SVB Financial Group*	395	44,276
East West Bancorp, Inc.	1,217	41,378
City National Corp.	495	37,457
PacWest Bancorp	908	37,437
Umpqua Holdings Corp.	2,120	34,916
Bank of Hawaii Corp.	511	29,030
Western Alliance Bancorporation*	1,140	27,246
Cathay General Bancorp	1,050	26,072
Glacier Bancorp, Inc.	1,000	25,860
CVB Financial Corp.	1,590	22,817
Westamerica Bancorporation	440	20,469
BBCN Bancorp, Inc.	1,390	20,280
Total Commercial Banks-Western US		462,002
Commercial Banks-Central US - 9.2%
BOK Financial Corp.	601	39,954
Cullen/Frost Bankers, Inc.	522	39,938
Commerce Bancshares, Inc.	843	37,636
Prosperity Bancshares, Inc.	640	36,589
FirstMerit Corp.	1,802	31,715
Texas Capital Bancshares, Inc.*	527	30,397
Associated Banc-Corp.	1,737	30,259
TCF Financial Corp.	1,922	29,849
UMB Financial Corp.	540	29,457
PrivateBancorp, Inc. — Class A	969	28,983
Wintrust Financial Corp.	589	26,311
MB Financial, Inc.	950	26,296
First Financial Bankshares, Inc.	870	24,177
Old National Bancorp	1,750	22,698
First Midwest Bancorp, Inc.	1,270	20,434
Total Commercial Banks-Central US		454,693
Commercial Banks-Eastern US - 7.1%
M&T Bank Corp.	605	74,590
CIT Group, Inc.	1,176	54,049
Signature Bank*	391	43,815
Webster Financial Corp.	1,040	30,306
Fulton Financial Corp.	2,397	26,559
Valley National Bancorp	2,687	26,037
FNB Corp.	2,169	26,006
Susquehanna Bancshares, Inc.	2,520	25,200
National Penn Bancshares, Inc.	2,250	21,848
Community Bank System, Inc.	640	21,498
Total Commercial Banks-Eastern US		349,908
Fiduciary Banks - 6.1%
Bank of New York Mellon Corp.	3,121	120,877
State Street Corp.	1,410	103,790
Northern Trust Corp.	1,080	73,472
Total Fiduciary Banks		298,139

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
S&L/Thrifts-Eastern US - 2.4%
New York Community Bancorp, Inc.	3,096	$49,134
Investors Bancorp, Inc.	3,500	35,455
First Niagara Financial Group, Inc.	3,762	31,337
Total S&L/Thrifts-Eastern US		115,926
Multi-Line Insurance - 1.2%
Voya Financial, Inc.	1,480	57,868
Total Common Stocks
(Cost $3,005,901)		4,891,732

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$13,094	$13,094
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	13,094	13,094
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	13,094	13,094
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	13,093	13,093
Total Repurchase Agreements
(Cost $52,375)		52,375
Total Investments - 100.6%
(Cost $3,058,276)		$4,944,107
Other Assets & Liabilities, net - (0.6)%		(28,566)
Total Net Assets - 100.0%		$4,915,541

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
Chemicals-Diversified - 16.3%
EI du Pont de Nemours & Co.	5,850	$419,795
Dow Chemical Co.	7,702	403,892
LyondellBasell Industries N.V. — Class A	3,566	387,482
PPG Industries, Inc.	1,377	270,911
Westlake Chemical Corp.	1,974	170,929
Celanese Corp. — Class A	2,625	153,615
FMC Corp.	2,477	141,660
Huntsman Corp.	4,872	126,623
Rockwood Holdings, Inc.	1,544	118,039
Axiall Corp.	2,207	79,033
Olin Corp.	2,891	72,998
Total Chemicals-Diversified		2,344,977
Chemicals-Specialty - 13.7%
Ecolab, Inc.	2,656	304,987
Sigma-Aldrich Corp.	1,777	241,690
Eastman Chemical Co.	2,210	178,767
Ashland, Inc.	1,402	145,948
International Flavors & Fragrances, Inc.	1,504	144,204
WR Grace & Co.*	1,441	131,045
Methanex Corp.	1,733	115,764
NewMarket Corp.	300	114,306
Albemarle Corp.	1,812	106,727
Cytec Industries, Inc.	1,990	94,107
Cabot Corp.	1,780	90,371
Sensient Technologies Corp.	1,550	81,143
Minerals Technologies, Inc.	1,255	77,446
Chemtura Corp.*	3,194	74,516
HB Fuller Co.	1,791	71,103
Total Chemicals-Specialty		1,972,124
Gold Mining - 9.7%
Barrick Gold Corp.	13,360	195,858
Newmont Mining Corp.	7,554	174,120
Goldcorp, Inc.	6,665	153,495
Agnico Eagle Mines Ltd.	4,003	116,207
AngloGold Ashanti Ltd. ADR	9,663	115,956
Randgold Resources Ltd. ADR	1,694	114,497
Franco-Nevada Corp.	2,218	108,416
Yamana Gold, Inc.	17,879	107,274
Eldorado Gold Corp.	15,723	105,973
Royal Gold, Inc.	1,617	105,008
Cia de Minas Buenaventura SAA ADR	8,969	103,861
Total Gold Mining		1,400,665
Agricultural Chemicals - 7.7%
Monsanto Co.	3,565	401,098
Mosaic Co.	4,679	207,794
CF Industries Holdings, Inc.	731	204,110
Potash Corporation of Saskatchewan, Inc.	5,025	173,664
Agrium, Inc.	1,420	126,380
Total Agricultural Chemicals		1,113,046
Steel-Producers - 6.7%
Nucor Corp.	3,807	206,644
ArcelorMittal1	8,760	119,924
Reliance Steel & Aluminum Co.	1,690	115,596
Steel Dynamics, Inc.	5,056	114,316
United States Steel Corp.	2,775	108,697
Gerdau S.A. ADR	22,530	108,144
Carpenter Technology Corp.	1,685	76,078
Commercial Metals Co.	4,098	69,953
AK Steel Holding Corp.*	6,411	51,352
Total Steel-Producers		970,704
Containers-Paper/Plastic - 5.6%
Sealed Air Corp.	4,031	140,601
Rock-Tenn Co. — Class A	2,860	136,079
Packaging Corporation of America	2,067	131,916
Graphic Packaging Holding Co.*	8,409	104,524
Sonoco Products Co.	2,642	103,804
Bemis Company, Inc.	2,674	101,665
Berry Plastics Group, Inc.*	3,700	93,388
Total Containers-Paper/Plastic		811,977
Industrial Gases - 5.2%
Praxair, Inc.	2,466	318,114
Air Products & Chemicals, Inc.	2,094	272,597
Airgas, Inc.	1,356	150,041
Total Industrial Gases		740,752
Building Products-Cement/Aggregates - 4.1%
Cemex SAB de CV ADR*	12,982	169,286
Martin Marietta Materials, Inc.	1,209	155,888
Vulcan Materials Co.	2,382	143,468
Eagle Materials, Inc.	1,141	116,188
Total Building Products-Cement/Aggregates		584,830
Paper&Related Products - 4.0%
International Paper Co.	4,986	238,031
MeadWestvaco Corp.	3,337	136,617
Domtar Corp.	3,255	114,348
KapStone Paper and Packaging Corp.*	2,976	83,239
Total Paper&Related Products		572,235
Metal-Copper - 3.8%
Freeport-McMoRan, Inc.	9,089	296,756
Southern Copper Corp.	8,419	249,623
Total Metal-Copper		546,379
Coatings/Paint - 3.5%
Sherwin-Williams Co.	1,108	242,641
Valspar Corp.	1,695	133,888
RPM International, Inc.	2,792	127,818
Total Coatings/Paint		504,347
Diversified Minerals - 3.2%
BHP Billiton Ltd. ADR	2,576	151,674
Teck Resources Ltd. — Class B	5,804	109,638
BHP Billiton plc ADR	1,915	106,340
US Silica Holdings, Inc.	1,404	87,764
Total Diversified Minerals		455,416
Containers-Metal/Glass - 2.7%
Ball Corp.	2,455	155,328
Crown Holdings, Inc.*	2,906	129,375
Owens-Illinois, Inc.*	4,193	109,228
Total Containers-Metal/Glass		393,931
Metal-Aluminum - 2.0%
Alcoa, Inc.	14,322	230,441

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Metal-Aluminum - 2.0% (continued)
Kaiser Aluminum Corp.	790	$60,214
Total Metal-Aluminum		290,655
Metal-Iron - 1.9%
Vale S.A. ADR1	20,167	222,039
Cliffs Natural Resources, Inc.1	5,127	53,218
Total Metal-Iron		275,257
Metal-Diversified - 1.1%
Rio Tinto plc ADR	3,352	164,851
Silver Mining - 0.9%
Silver Wheaton Corp.	6,336	126,276
Miscellaneous Manufacturing - 0.7%
AptarGroup, Inc.	1,730	105,011
Office Supplies&Forms - 0.7%
Avery Dennison Corp.	2,350	104,928
Steel-Specialty - 0.7%
Allegheny Technologies, Inc.	2,633	97,684
Chemicals-Plastics - 0.7%
PolyOne Corp.	2,744	97,632
Consumer Products-Miscellaneous - 0.7%
Scotts Miracle-Gro Co. — Class A	1,730	95,150
Quarrying - 0.6%
Compass Minerals International, Inc.	1,020	85,966
Metal Processors&Fabricate - 0.6%
Worthington Industries, Inc.	2,185	81,326
Steel Pipe&Tube - 0.5%
TimkenSteel Corp.	1,570	72,989
Chemicals-Fibers - 0.5%
Rayonier Advanced Materials, Inc.1	2,060	67,795
Building&Construction Products-Miscellaneous - 0.5%
Louisiana-Pacific Corp.*	4,931	67,012
Platinum - 0.5%
Stillwater Mining Co.*	4,392	66,012
Oil Field Machinery & Equipment - 0.4%
Flotek Industries, Inc.*	2,328	60,691
Coal - 0.1%
Walter Energy, Inc.1	7,990	18,697
Total Common Stocks
(Cost $8,880,708)		14,289,315

EXCHANGE-TRADED FUNDS† - 0.5%
Market Vectors Junior Gold Miners ETF	1,989	66,870
Total Exchange-Traded Funds
(Cost $77,335)		66,870

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$11,484	11,484
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	11,483	11,483
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	11,483	11,483
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	11,483	11,483
Total Repurchase Agreements
(Cost $45,933)		45,933

SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	246,906	246,906
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	40,476	40,476
Total Securities Lending Collateral
(Cost $287,382)		287,382
Total Investments - 102.1%
(Cost $9,291,358)		$14,689,500
Other Assets & Liabilities, net - (2.1)%		(296,123)
Total Net Assets - 100.0%		$14,393,377

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Medical-Biomedical/Genetics - 76.2%
Gilead Sciences, Inc.*	19,633	$2,089,933
Amgen, Inc.	12,065	1,694,649
Celgene Corp.*	15,383	1,458,000
Biogen Idec, Inc.*	4,361	1,442,661
Regeneron Pharmaceuticals, Inc.*	2,765	996,838
Alexion Pharmaceuticals, Inc.*	5,757	954,626
Vertex Pharmaceuticals, Inc.*	8,201	921,054
Illumina, Inc.*	4,468	732,395
BioMarin Pharmaceutical, Inc.*	7,629	550,509
Incyte Corp.*	9,845	482,897
Medivation, Inc.*	4,514	446,299
Puma Biotechnology, Inc.*	1,760	419,883
United Therapeutics Corp.*	3,163	406,920
Alnylam Pharmaceuticals, Inc.*	4,953	386,829
Cubist Pharmaceuticals, Inc.*	5,558	368,718
Intercept Pharmaceuticals, Inc.*	1,539	364,266
Isis Pharmaceuticals, Inc.*	8,880	344,810
Myriad Genetics, Inc.*,1	8,752	337,565
Seattle Genetics, Inc.*	9,055	336,665
NPS Pharmaceuticals, Inc.*	11,642	302,692
Bio-Rad Laboratories, Inc. — Class A*	2,628	298,015
Theravance Biopharma, Inc.*	12,510	288,356
Charles River Laboratories International, Inc.*	4,519	269,965
Synageva BioPharma Corp.*	3,804	261,639
Exact Sciences Corp.*,1	13,416	260,002
Theravance, Inc.1	13,285	227,041
Ultragenyx Pharmaceutical, Inc.*	3,950	223,570
Intrexon Corp.*,1	11,830	219,801
Acorda Therapeutics, Inc.*	6,294	213,241
Medicines Co.*	8,269	184,564
PDL BioPharma, Inc.1	23,797	177,764
Celldex Therapeutics, Inc.*	13,381	173,418
AMAG Pharmaceuticals, Inc.*	5,155	164,496
Arena Pharmaceuticals, Inc.*,1	39,221	164,336
Halozyme Therapeutics, Inc.*,1	17,893	162,826
Ligand Pharmaceuticals, Inc. — Class B*	3,431	161,223
Aegerion Pharmaceuticals, Inc.*	4,750	158,555
Novavax, Inc.*	37,762	157,468
ARIAD Pharmaceuticals, Inc.*,1	29,103	157,156
ImmunoGen, Inc.*,1	14,529	153,862
Achillion Pharmaceuticals, Inc.*	15,150	151,197
Emergent Biosolutions, Inc.*	6,822	145,377
Organovo Holdings, Inc.*,1	21,112	134,483
KYTHERA Biopharmaceuticals, Inc.*	4,091	134,021
Sangamo BioSciences, Inc.*	12,420	133,950
BioCryst Pharmaceuticals, Inc.*	13,570	132,715
Insmed, Inc.*	10,090	131,675
Repligen Corp.*	6,610	131,605
Momenta Pharmaceuticals, Inc.*	11,376	129,004
Inovio Pharmaceuticals, Inc.*,1	12,790	125,982
NewLink Genetics Corp.*,1	5,299	113,505
Endocyte, Inc.*,1	12,852	78,140
XOMA Corp.*	16,991	71,532
Acceleron Pharma, Inc.*	2,076	62,778
Exelixis, Inc.*,1	24,296	37,173
Total Medical-Biomedical/Genetics		20,828,644
Medical-Drugs - 12.7%
Quintiles Transnational Holdings, Inc.*	7,909	441,163
OPKO Health, Inc.*,1	46,259	393,664
Alkermes plc*	8,049	345,061
Grifols S.A. ADR	9,229	324,215
ACADIA Pharmaceuticals, Inc.*	10,125	250,695
Ironwood Pharmaceuticals, Inc. — Class A*	17,663	228,824
Receptos, Inc.*	3,411	211,857
Clovis Oncology, Inc.*	4,440	201,398
Insys Therapeutics, Inc.*,1	5,082	197,080
Keryx Biopharmaceuticals, Inc.*,1	13,897	191,084
Ophthotech Corp.*	4,860	189,200
TESARO, Inc.*	6,140	165,289
Raptor Pharmaceutical Corp.*,1	12,621	121,035
Orexigen Therapeutics, Inc.*,1	26,088	111,135
Vanda Pharmaceuticals, Inc.*,1	8,690	90,202
Total Medical-Drugs		3,461,902
Therapeutics - 5.6%
Pharmacyclics, Inc.*	4,050	475,591
Agios Pharmaceuticals, Inc.*,1	4,350	266,873
MannKind Corp.*,1	44,265	261,606
Dyax Corp.*	18,397	186,178
Neurocrine Biosciences, Inc.*	11,480	179,892
Sarepta Therapeutics, Inc.*,1	7,122	150,274
Total Therapeutics		1,520,414
Diagnostic Equipment - 1.5%
Cepheid*	6,505	286,415
Affymetrix, Inc.*	15,054	120,131
Total Diagnostic Equipment		406,546
Diagnostic Kits - 1.2%
QIAGEN N.V.*	14,513	330,461
Medical Instruments - 1.1%
Techne Corp.	3,284	307,218
Drug Delivery Systems - 0.7%
Nektar Therapeutics*	15,666	189,089
Research&Development - 0.5%
Arrowhead Research Corp.*,1	9,650	142,531
Total Common Stocks
(Cost $14,142,334)		27,186,805
RIGHTS†† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17	18,097	1,448

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
RIGHTS†† - 0.0% (continued)
Clinical Data, Inc.
Expires 12/31/20†††	4,730	$—
Total Rights
(Cost $1,340)		1,448

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$34,914	34,914
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	34,914	34,914
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	34,914	34,914
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	34,914	34,914
Total Repurchase Agreements
(Cost $139,656)		139,656

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 9.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	2,162,892	2,162,892
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	354,572	354,572
Total Securities Lending Collateral
(Cost $2,517,464)		2,517,464
Total Investments - 109.2%
(Cost $16,800,794)		$29,845,373
Other Assets & Liabilities, net - (9.2)%		(2,519,155)
Total Net Assets - 100.0%		$27,326,218

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 98.3%
United States of America - 59.1%
Vanguard Dividend Appreciation ETF	115,600	$8,895,419
iShares TIPS Bond ETF	69,150	7,749,640
iShares Floating Rate Bond ETF1	115,506	5,871,170
iShares MSCI USA Quality Factor ETF	54,087	3,224,121
Technology Select Sector SPDR Fund	80,700	3,220,737
SPDR Barclays Short Term Corporate Bond ETF	73,723	2,262,559
Financial Select Sector SPDR Fund	96,700	2,240,539
iShares iBoxx $ Investment Grade Corporate Bond ETF1	18,500	2,187,070
Powershares QQQ Trust Series 1	16,442	1,624,305
Health Care Select Sector SPDR Fund	19,500	1,246,245
iShares Russell 1000 Growth ETF	12,200	1,117,886
United States Commodity Index Fund*,1	16,811	926,118
WisdomTree Managed Futures Strategy Fund*	20,939	913,045
RevenueShares Large Capital ETF	22,000	850,740
Vanguard Information Technology ETF1	8,500	850,680
ProShares Short Russell2000*,1	46,082	791,689
PowerShares S&P 500 High Quality Portfolio1	33,000	712,140
iShares 20+ Year Treasury Bond ETF1	5,000	581,350
Vanguard Intermediate-Term Corporate Bond ETF1	5,900	506,043
Schwab U.S. TIPs ETF1	9,000	487,980
SPDR Nuveen Barclays Short Term Municipal Bond ETF	16,500	402,765
First Trust NASDAQ Technology Dividend Index Fund1	10,882	294,576
Total United States of America		46,956,817
Global - 31.8%
Pimco Total Return ETF1	73,559	7,987,036
PIMCO Enhanced Short Maturity Exchange-Traded Fund	44,200	4,479,670
PowerShares International Dividend Achievers Portfolio	217,200	4,020,372
iShares Global 100 ETF	49,700	3,850,259
Vanguard FTSE All-World Ex-US ETF	37,800	1,861,272
iShares Global Energy ETF	38,667	1,695,161
PowerShares DB Agriculture Fund*	40,692	1,039,681
Market Vectors Gold Miners ETF	15,000	320,250
Total Global		25,253,701
Emerging Markets - 5.7%
WisdomTree Emerging Markets Equity Income Fund	62,244	2,974,018
iShares JP Morgan USD Emerging Markets Bond ETF1	11,003	1,241,689
WisdomTree Global ex-U.S. Dividend Growth Fund	6,000	303,900
Total Emerging Markets		4,519,607
European Union - 1.7%
iShares MSCI EMU ETF	34,700	1,335,950
Total Exchange-Traded Funds
(Cost $71,640,513)		78,066,075

SHORT TERM INVESTMENTS† - 2.2%
First American Treasury Obligations Fund	1,734,280	1,734,280
Total Short Term Investments
(Cost $1,734,280)		1,734,280

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 15.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$10,416,130	10,416,130
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	1,707,562	1,707,562
Total Securities Lending Collateral
(Cost $12,123,692)		12,123,692
Total Investments - 115.8%
(Cost $85,498,485)		$91,924,047
Other Assets & Liabilities, net - (15.8)%		(12,571,371)
Total Net Assets - 100.0%		$79,352,676

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Securities lending collateral — See Note 5.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 65.9%
Guggenheim Strategy Fund II1	76,554	$1,906,203
Guggenheim Strategy Fund I1	64,387	1,603,235
Total Mutual Funds
(Cost $3,519,482)		3,509,438

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.3%
Federal Home Loan Bank2
0.00% due 10/10/14	$400,000	399,999
Farmer Mac2
0.05% due 10/02/14	100,000	100,000
Federal Farm Credit Bank2
0.05% due 10/10/14	100,000	99,999
Total Federal Agency Discount Notes
(Cost $599,998)		599,998

REPURCHASE AGREEMENTS††,3 - 19.8%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	211,205	211,205
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	211,205	211,205
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	211,206	211,206
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	211,206	211,206
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	211,206	211,206
Total Repurchase Agreements
(Cost $1,056,028)		1,056,028
Total Investments - 97.0%
(Cost $5,175,508)		$5,165,464
Other Assets & Liabilities, net - 3.0%		160,665
Total Net Assets - 100.0%		$5,326,129

	Contracts	Unrealized Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
October 2014 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $5,312,738)	37	$(165,669)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.7%
Food-Miscellaneous/Diversified - 15.6%
Mondelez International, Inc. — Class A	17,362	$594,916
Kraft Foods Group, Inc.	8,080	455,712
General Mills, Inc.	8,884	448,198
Kellogg Co.	6,037	371,879
ConAgra Foods, Inc.	9,216	304,497
Campbell Soup Co.	6,770	289,282
McCormick & Company, Inc.	3,462	231,608
Ingredion, Inc.	2,424	183,715
Hain Celestial Group, Inc.*	1,748	178,908
Pinnacle Foods, Inc.	4,770	155,741
Lancaster Colony Corp.	1,323	112,825
B&G Foods, Inc.	3,440	94,772
Total Food-Miscellaneous/Diversified		3,422,053
Beverages-Non-alcoholic - 14.0%
Coca-Cola Co.	25,872	1,103,700
PepsiCo, Inc.	10,059	936,392
Monster Beverage Corp.*	3,376	309,478
Dr Pepper Snapple Group, Inc.	4,358	280,263
Coca-Cola Enterprises, Inc.	5,747	254,937
Fomento Economico Mexicano SAB de CV ADR	2,181	200,761
Total Beverages-Non-alcoholic		3,085,531
Tobacco - 13.1%
Philip Morris International, Inc.	10,776	898,718
Altria Group, Inc.	16,548	760,215
Reynolds American, Inc.	7,661	451,999
Lorillard, Inc.	6,138	367,728
British American Tobacco plc ADR	1,680	189,974
Vector Group Ltd.1	5,366	119,007
Universal Corp.	1,900	84,341
Total Tobacco		2,871,982
Cosmetics&Toiletries - 12.7%
Procter & Gamble Co.	14,252	1,193,463
Colgate-Palmolive Co.	9,370	611,111
Estee Lauder Companies, Inc. — Class A	5,658	422,766
Unilever N.V. — Class Y	4,933	195,741
Coty, Inc. — Class A	11,520	190,656
Avon Products, Inc.	14,524	183,002
Total Cosmetics&Toiletries		2,796,739
Food-Retail - 5.8%
Kroger Co.	7,611	395,771
Whole Foods Market, Inc.	7,452	283,996
Safeway, Inc.	6,487	222,504
Sprouts Farmers Market, Inc.*	5,580	162,211
SUPERVALU, Inc.*	12,916	115,469
Fresh Market, Inc.*	2,900	101,297
Total Food-Retail		1,281,248
Consumer Products-Miscellaneous - 4.4%
Kimberly-Clark Corp.	4,673	502,674
Clorox Co.	2,989	287,064
Spectrum Brands Holdings, Inc.	1,950	176,534
Total Consumer Products-Miscellaneous		966,272
Brewery - 4.2%
Molson Coors Brewing Co. — Class B	3,751	279,223
AMBEV S.A. ADR	40,823	267,391
Anheuser-Busch InBev N.V. ADR	2,262	250,743
Boston Beer Company, Inc. — Class A*	560	124,186
Total Brewery		921,543
Beverages-Wine/Spirits - 4.0%
Brown-Forman Corp. — Class B	3,779	340,941
Constellation Brands, Inc. — Class A*	3,693	321,882
Diageo plc ADR	1,910	220,414
Total Beverages-Wine/Spirits		883,237
Agricultural Operations - 3.8%
Archer-Daniels-Midland Co.	9,035	461,688
Bunge Ltd.	3,259	274,506
Andersons, Inc.	1,640	103,123
Total Agricultural Operations		839,317
Food-Meat Products - 3.6%
Tyson Foods, Inc. — Class A	7,553	297,361
Hormel Foods Corp.	5,676	291,690
BRF S.A. ADR	8,420	200,312
Total Food-Meat Products		789,363
Food-Confectionery - 2.8%
Hershey Co.	3,824	364,924
JM Smucker Co.	2,533	250,742
Total Food-Confectionery		615,666
Food-Wholesale/Distribution - 2.3%
Sysco Corp.	10,035	380,829
United Natural Foods, Inc.*	2,205	135,519
Total Food-Wholesale/Distribution		516,348
Vitamins & Nutrition Products - 2.3%
Mead Johnson Nutrition Co. — Class A	3,589	345,334
Herbalife Ltd.1	3,791	165,856
Total Vitamins & Nutrition Products		511,190
Coffee - 1.6%
Keurig Green Mountain, Inc.	2,692	350,310
Poultry - 1.5%
Pilgrim's Pride Corp.*	7,120	217,587
Sanderson Farms, Inc.	1,200	105,540
Total Poultry		323,127
Food-Dairy Products - 1.3%
WhiteWave Foods Co. — Class A*	5,480	199,088
Dean Foods Co.	6,310	83,608
Total Food-Dairy Products		282,696
Soap&Cleaning Preparation - 1.1%
Church & Dwight Company, Inc.	3,426	240,368
Batteries/Battery Systems - 1.0%
Energizer Holdings, Inc.	1,760	216,850
Food-Baking - 0.7%
Flowers Foods, Inc.	8,511	156,262

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Food-Canned - 0.7%
TreeHouse Foods, Inc.*	1,828	$147,154
Alternative Waste Technology - 0.6%
Darling Ingredients, Inc.*	7,514	137,656
Retail-Convenience Store - 0.6%
Casey's General Stores, Inc.	1,817	130,279
Multilevel Direct Selling - 0.6%
Nu Skin Enterprises, Inc. — Class A	2,858	128,696
Food-Flour&Grain - 0.4%
Post Holdings, Inc.*	2,850	94,563
Total Common Stocks
(Cost $14,786,008)		21,708,450

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$130,807	130,807
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	21,444	21,444
Total Securities Lending Collateral
(Cost $152,251)		152,251
Total Investments - 99.4%
(Cost $14,938,259)		$21,860,701
Other Assets & Liabilities, net - 0.6%		138,946
Total Net Assets - 100.0%		$21,999,647

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 60.0%
Financial - 14.5%
Visa, Inc. — Class A	3,027	$645,871
Goldman Sachs Group, Inc.	3,027	555,667
Travelers Companies, Inc.	3,027	284,356
American Express Co.	3,027	264,984
JPMorgan Chase & Co.	3,027	182,346
Total Financial		1,933,224
Industrial - 11.3%
3M Co.	3,027	428,865
Boeing Co.	3,027	385,579
United Technologies Corp.	3,027	319,651
Caterpillar, Inc.	3,027	299,764
General Electric Co.	3,027	77,552
Total Industrial		1,511,411
Consumer, Non-cyclical - 9.2%
Johnson & Johnson	3,027	322,647
UnitedHealth Group, Inc.	3,027	261,079
Procter & Gamble Co.	3,027	253,481
Merck & Company, Inc.	3,027	179,441
Coca-Cola Co.	3,027	129,132
Pfizer, Inc.	3,027	89,508
Total Consumer, Non-cyclical		1,235,288
Consumer, Cyclical - 8.0%
McDonald's Corp.	3,027	286,990
Home Depot, Inc.	3,027	277,697
NIKE, Inc. — Class B	3,027	270,008
Wal-Mart Stores, Inc.	3,027	231,475
Total Consumer, Cyclical		1,066,170
Technology - 6.1%
International Business Machines Corp.	3,027	574,615
Microsoft Corp.	3,027	140,332
Intel Corp.	3,027	105,400
Total Technology		820,347
Energy - 4.8%
Chevron Corp.	3,027	361,182
Exxon Mobil Corp.	3,027	284,689
Total Energy		645,871
Communications - 4.5%
Walt Disney Co.	3,027	269,494
Verizon Communications, Inc.	3,027	151,320
AT&T, Inc.	3,027	106,671
Cisco Systems, Inc.	3,027	76,190
Total Communications		603,675
Basic Materials - 1.6%
EI du Pont de Nemours & Co.	3,027	217,218
Total Common Stocks
(Cost $7,043,424)		8,033,204

	Shares
MUTUAL FUNDS† - 7.5%
Guggenheim Strategy Fund I1	40,323	1,004,454
Total Mutual Funds
(Cost $1,006,822)		1,004,454

	Face Amount
REPURCHASE AGREEMENTS††,2 - 14.3%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	$1,336,940	1,336,940
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	143,402	143,402
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	143,402	143,402
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	143,402	143,402
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	143,402	143,402
Total Repurchase Agreements
(Cost $1,910,548)		1,910,548
Total Investments - 81.8%
(Cost $9,960,794)		$10,948,206
Other Assets & Liabilities, net - 18.2%		2,442,135
Total Net Assets - 100.0%		$13,390,341

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $9,667,200)	114	$4,206

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/29/14 4 (Notional Value $7,348,613)	431	$41,934
Barclays Bank plc October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/31/14 4 (Notional Value $1,866,615)	110	(7,601)
(Total Notional Value $9,215,228)		$34,333

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Electronic Components - Semiconductor - 56.7%
Intel Corp.	23,349	$813,012
Texas Instruments, Inc.	9,217	439,559
Micron Technology, Inc.*	11,331	388,200
Broadcom Corp. — Class A	7,445	300,927
Skyworks Solutions, Inc.	3,608	209,444
Xilinx, Inc.	4,792	202,941
Altera Corp.	5,636	201,656
NVIDIA Corp.	10,488	193,504
Microchip Technology, Inc.	3,985	188,212
Avago Technologies Ltd.	2,142	186,354
First Solar, Inc.*	2,347	154,456
Freescale Semiconductor Ltd.*	7,200	140,616
Cree, Inc.*	3,325	136,159
ARM Holdings plc ADR	3,018	131,856
SunEdison, Inc.*	6,865	129,611
ON Semiconductor Corp.*	13,639	121,933
Mellanox Technologies Ltd.*	2,607	116,976
International Rectifier Corp.*	2,740	107,518
Cavium, Inc.*	1,993	99,112
Microsemi Corp.*	3,797	96,482
Amkor Technology, Inc.*	10,150	85,362
Semtech Corp.*	3,054	82,916
Fairchild Semiconductor International, Inc. — Class A*	5,291	82,169
Silicon Laboratories, Inc.*	2,010	81,686
Intersil Corp. — Class A	5,722	81,310
Monolithic Power Systems, Inc.	1,800	79,290
Ambarella, Inc.*	1,800	78,606
GT Advanced Technologies, Inc.*,1	7,126	77,175
Rambus, Inc.*	6,036	75,329
OmniVision Technologies, Inc.*	2,829	74,855
Total Electronic Components - Semiconductor		5,157,226
Semiconductor Components - Integrated Circuit - 20.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,650	255,277
Analog Devices, Inc.	4,936	244,283
Linear Technology Corp.	4,503	199,888
NXP Semiconductor N.V.*	2,704	185,035
Maxim Integrated Products, Inc.	5,931	179,353
Marvell Technology Group Ltd.	11,563	155,869
Himax Technologies, Inc. ADR	12,840	130,326
TriQuint Semiconductor, Inc.*	6,226	118,730
Atmel Corp.*	13,723	110,882
Integrated Device Technology, Inc.*	5,863	93,515
Power Integrations, Inc.	1,447	78,008
Cypress Semiconductor Corp.	7,677	75,810
Cirrus Logic, Inc.*	3,360	70,056
Total Semiconductor Components - Integrated Circuit		1,897,032
Semiconductor Equipment - 11.8%
Applied Materials, Inc.	14,486	313,042
KLA-Tencor Corp.	2,821	222,238
Lam Research Corp.	2,815	210,281
ASML Holding N.V. — Class G	1,308	129,257
Teradyne, Inc.	6,383	123,766
Veeco Instruments, Inc.*	2,142	74,863
Total Semiconductor Equipment		1,073,447
Power Converter/Supply Equipment - 4.3%
SunPower Corp. — Class A*	3,708	125,626
Canadian Solar, Inc.*	3,141	112,354
Yingli Green Energy Holding Company Ltd. ADR*,1	33,117	102,994
Advanced Energy Industries, Inc.*	2,854	53,627
Total Power Converter/Supply Equipment		394,601
Energy-Alternate Sources - 3.1%
Trina Solar Ltd. ADR*,1	8,118	97,984
JA Solar Holdings Company Ltd. ADR*	10,247	94,785
JinkoSolar Holding Company Ltd. ADR*	3,417	93,933
Total Energy-Alternate Sources		286,702
Wireless Equipment - 1.3%
RF Micro Devices, Inc.*	9,955	114,881
Computers-Peripheral Equipment - 1.1%
Synaptics, Inc.*	1,383	101,236
Computers-Memory Devices - 0.8%
Spansion, Inc. — Class A*	3,190	72,700
Total Common Stocks
(Cost $6,423,836)		9,097,825

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$169,008	169,008
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	27,706	27,706
Total Securities Lending Collateral
(Cost $196,714)		196,714
Total Investments - 102.1%
(Cost $6,620,550)		$9,294,539
Other Assets & Liabilities, net - (2.1)%		(187,872)
Total Net Assets - 100.0%		$9,106,667

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Oil-Field Services - 47.9%
Schlumberger Ltd.	17,088	$1,737,679
Halliburton Co.	17,325	1,117,636
Baker Hughes, Inc.	12,203	793,927
Weatherford International plc*	19,617	408,034
Oceaneering International, Inc.	6,246	407,052
RPC, Inc.	15,490	340,160
Superior Energy Services, Inc.	10,235	336,424
Core Laboratories N.V.	1,916	280,407
Oil States International, Inc.*	4,487	277,745
Exterran Holdings, Inc.	5,787	256,422
Helix Energy Solutions Group, Inc.*	9,840	217,070
C&J Energy Services, Inc.*	6,755	206,365
SEACOR Holdings, Inc.*	2,439	182,437
McDermott International, Inc.*	29,572	169,152
Hornbeck Offshore Services, Inc.*	4,646	152,064
Newpark Resources, Inc.*	12,220	152,017
CARBO Ceramics, Inc.1	2,435	144,225
Basic Energy Services, Inc.*	6,490	140,768
Pioneer Energy Services Corp.*	10,021	140,494
Gulfmark Offshore, Inc. — Class A	4,190	131,357
Key Energy Services, Inc.*	25,766	124,707
Total Oil-Field Services		7,716,142
Oil&Gas Drilling - 26.5%
Transocean Ltd.1	17,080	546,047
Helmerich & Payne, Inc.	4,907	480,248
Ensco plc — Class A	10,852	448,296
Noble Corporation plc	18,866	419,203
Seadrill Ltd.	15,439	413,148
Nabors Industries Ltd.	17,705	402,966
Patterson-UTI Energy, Inc.	10,115	329,041
Diamond Offshore Drilling, Inc.1	9,297	318,608
Rowan Companies plc — Class A	10,584	267,881
Atwood Oceanics, Inc.*	5,912	258,295
Precision Drilling Corp.	18,830	203,176
Paragon Offshore plc*,1	17,212	105,854
Hercules Offshore, Inc.*,1	36,470	80,234
Total Oil&Gas Drilling		4,272,997
Oil Field Machinery & Equipment - 17.8%
National Oilwell Varco, Inc.	11,170	850,038
FMC Technologies, Inc.*	10,011	543,697
Cameron International Corp.*	8,179	542,922
Dresser-Rand Group, Inc.*	4,811	395,753
Dril-Quip, Inc.*	3,251	290,639
Forum Energy Technologies, Inc.*	8,090	247,635
Total Oil Field Machinery & Equipment		2,870,684
Oil Company - Exploration & Production - 2.6%
Unit Corp.*	4,295	251,902
Seventy Seven Energy, Inc.*	6,800	161,432
Total Oil Company - Exploration & Production		413,334
Steel Pipe&Tube - 1.5%
Tenaris S.A. ADR	5,295	241,187
Transport-Services - 1.4%
Bristow Group, Inc.	3,435	230,832
Transport-Marine - 1.2%
Tidewater, Inc.	5,126	200,068
Seismic Data Collection - 0.6%
Geospace Technologies Corp.*	2,715	95,432
Total Common Stocks
(Cost $8,735,511)		16,040,676

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$40,285	40,285
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	40,285	40,285
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	40,285	40,285
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	40,285	40,285
Total Repurchase Agreements
(Cost $161,140)		161,140

SECURITIES LENDING COLLATERAL††,3 - 5.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	687,124	687,124
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	112,643	112,643
Total Securities Lending Collateral
(Cost $799,767)		799,767
Total Investments - 105.5%
(Cost $9,696,418)		$17,001,583
Other Assets & Liabilities, net - (5.5)%		(886,119)
Total Net Assets - 100.0%		$16,115,464

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.0%
Oil Company - Exploration & Production - 41.4%
ConocoPhillips	8,399	$642,690
Occidental Petroleum Corp.	6,118	588,245
EOG Resources, Inc.	4,881	483,317
Anadarko Petroleum Corp.	4,723	479,101
Apache Corp.	4,287	402,421
Hess Corp.	3,804	358,793
Pioneer Natural Resources Co.	1,809	356,319
Devon Energy Corp.	5,150	351,127
Noble Energy, Inc.	4,830	330,179
Continental Resources, Inc.*	4,738	314,982
Chesapeake Energy Corp.	11,081	254,752
Antero Resources Corp.*	4,610	253,043
Cabot Oil & Gas Corp. — Class A	7,579	247,758
Concho Resources, Inc.*	1,974	247,520
Equities Corp.	2,696	246,792
Southwestern Energy Co.*	6,688	233,746
Range Resources Corp.	3,291	223,163
Cimarex Energy Co.	1,724	218,138
Whiting Petroleum Corp.*	2,586	200,544
Encana Corp.	9,318	197,635
Canadian Natural Resources Ltd.	4,854	188,529
Athlon Energy, Inc.*	3,100	180,513
QEP Resources, Inc.	5,124	157,717
Cobalt International Energy, Inc.*	11,525	156,740
Denbury Resources, Inc.	10,216	153,546
Energen Corp.	2,120	153,149
Newfield Exploration Co.*	4,005	148,465
SM Energy Co.	1,884	146,952
WPX Energy, Inc.*	6,035	145,202
Talisman Energy, Inc.	16,488	142,621
Gulfport Energy Corp.*	2,650	141,510
Diamondback Energy, Inc.*	1,850	138,343
Oasis Petroleum, Inc.*	3,244	135,632
CNOOC Ltd. ADR	780	134,581
LinnCo LLC	4,510	130,565
Kodiak Oil & Gas Corp.*	9,233	125,292
Ultra Petroleum Corp.*,1	5,301	123,301
Laredo Petroleum, Inc.*	5,430	121,686
Rice Energy, Inc.*	4,550	121,030
Energy XXI Bermuda Ltd.	10,422	118,290
Rosetta Resources, Inc.*	2,500	111,400
Bonanza Creek Energy, Inc.*	1,800	102,420
Carrizo Oil & Gas, Inc.*	1,900	102,258
SandRidge Energy, Inc.*,1	21,959	94,204
Matador Resources Co.*	3,490	90,217
PDC Energy, Inc.*	1,780	89,516
Stone Energy Corp.*	2,850	89,376
Sanchez Energy Corp.*	2,940	77,204
Seventy Seven Energy, Inc.*	3,055	72,526
Magnum Hunter Resources Corp.*	12,119	67,503
Bill Barrett Corp.*	2,980	65,679
Penn Virginia Corp.*	4,930	62,660
Comstock Resources, Inc.	3,240	60,329
Goodrich Petroleum Corp.*	3,470	51,425
Total Oil Company - Exploration & Production		10,630,646
Oil Company - Integrated - 17.6%
Exxon Mobil Corp.	14,351	1,349,711
Chevron Corp.	8,443	1,007,418
Phillips 66	5,486	446,067
Petroleo Brasileiro S.A. ADR	25,754	365,449
Marathon Oil Corp.	8,839	332,258
BP plc ADR	5,565	244,582
Murphy Oil Corp.	3,773	214,721
Suncor Energy, Inc.	5,360	193,764
Royal Dutch Shell plc — Class A ADR	2,528	192,457
YPF S.A. ADR	4,930	182,361
Total Oil Company - Integrated		4,528,788
Oil-Field Services - 11.9%
Schlumberger Ltd.	7,684	781,387
Halliburton Co.	7,791	502,598
Baker Hughes, Inc.	5,488	357,049
Weatherford International plc*	10,275	213,720
Oceaneering International, Inc.	2,808	182,997
Targa Resources Corp.	1,190	162,042
Core Laboratories N.V.	1,098	160,692
Superior Energy Services, Inc.	4,605	151,366
Oil States International, Inc.*	2,013	124,605
Exterran Holdings, Inc.	2,600	115,206
Helix Energy Solutions Group, Inc.*	4,420	97,505
McDermott International, Inc.*	13,295	76,047
Hornbeck Offshore Services, Inc.*	2,090	68,406
CARBO Ceramics, Inc.	1,090	64,561
Total Oil-Field Services		3,058,181
Oil&Gas Drilling - 7.4%
Transocean Ltd.1	8,524	272,512
Ensco plc — Class A	5,569	230,055
Noble Corporation plc	9,772	217,134
Helmerich & Payne, Inc.	2,204	215,705
Seadrill Ltd.	7,980	213,545
Nabors Industries Ltd.	9,302	211,714
Patterson-UTI Energy, Inc.	4,549	147,979
Diamond Offshore Drilling, Inc.1	4,185	143,420
Rowan Companies plc — Class A	4,760	120,476
Atwood Oceanics, Inc.*	2,660	116,215
Total Oil&Gas Drilling		1,888,755
Pipelines - 7.2%
Williams Companies, Inc.	7,833	433,557
Kinder Morgan, Inc.	11,271	432,130
Spectra Energy Corp.	8,794	345,252
ONEOK, Inc.	3,780	247,779
Kinder Morgan Management LLC*	2,612	245,920
Enbridge, Inc.	3,170	151,780
Total Pipelines		1,856,418

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Oil Refining&Marketing - 6.5%
Valero Energy Corp.	7,237	$334,856
Marathon Petroleum Corp.	3,874	328,012
Cheniere Energy, Inc.*	3,629	290,429
HollyFrontier Corp.	4,519	197,390
Tesoro Corp.	3,132	190,989
Western Refining, Inc.	3,320	139,407
PBF Energy, Inc. — Class A	4,450	106,800
Delek US Holdings, Inc.	2,850	94,392
Total Oil Refining&Marketing		1,682,275
Oil Field Machinery & Equipment - 4.6%
National Oilwell Varco, Inc.	5,022	382,173
FMC Technologies, Inc.*	4,502	244,504
Cameron International Corp.*	3,679	244,212
Dresser-Rand Group, Inc.*	2,160	177,682
Dril-Quip, Inc.*	1,460	130,524
Total Oil Field Machinery & Equipment		1,179,095
Coal - 1.2%
CONSOL Energy, Inc.	5,326	201,643
Peabody Energy Corp.	9,617	119,058
Total Coal		320,701
Steel Pipe&Tube - 0.6%
Tenaris S.A. ADR	3,146	143,300
Non-Ferrous Metals - 0.5%
Cameco Corp.	7,319	129,254
Transport-Services - 0.4%
Bristow Group, Inc.	1,540	103,488
Transport-Marine - 0.4%
Tidewater, Inc.	2,310	90,159
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	2,240	83,754
Total Common Stocks
(Cost $14,662,017)		25,694,814

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$38,341	38,341
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	38,341	38,341
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	38,341	38,341
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	38,341	38,341
Total Repurchase Agreements
(Cost $153,364)		153,364

SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	317,107	317,107
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	51,985	51,985
Total Securities Lending Collateral
(Cost $369,092)		369,092
Total Investments - 102.0%
(Cost $15,184,473)		$26,217,270
Other Assets & Liabilities, net - (2.0)%		(519,216)
Total Net Assets - 100.0%		$25,698,054

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 59.7%
Consumer, Non-cyclical - 23.2%
Nestle S.A. ADR	1,811	$133,344
Novartis AG ADR	1,410	132,723
Roche Holding AG ADR	3,068	113,485
Sanofi ADR	1,355	76,463
Bayer AG ADR	472	66,132
GlaxoSmithKline plc ADR	1,379	63,393
British American Tobacco plc ADR	533	60,272
AstraZeneca plc ADR	728	52,008
Anheuser-Busch InBev N.V. ADR	433	47,998
Diageo plc ADR	358	41,313
Unilever N.V. — Class Y	907	35,990
Reckitt Benckiser Group plc ADR	1,865	32,432
Unilever plc ADR	769	32,221
Total Consumer, Non-cyclical		887,774
Financial - 14.3%
HSBC Holdings plc ADR	2,123	108,018
Banco Santander S.A. ADR	6,851	65,085
BNP Paribas S.A. ADR	1,295	42,631
Allianz SE ADR	2,584	41,654
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,420	41,040
Lloyds Banking Group plc ADR*	7,507	37,835
UBS AG	2,046	35,539
Barclays plc ADR	2,292	33,945
Prudential plc ADR	741	32,982
ING Groep N.V. ADR*	2,190	31,076
Credit Suisse Group AG ADR	942	26,037
Deutsche Bank AG	701	24,437
Zurich Insurance Group AG ADR	809	24,115
Total Financial		544,394
Energy - 8.3%
Total S.A. ADR	1,335	86,041
Royal Dutch Shell plc — Class A ADR	1,101	83,819
BP plc ADR	1,716	75,418
BG Group plc ADR	1,938	35,931
Eni SpA ADR	757	35,768
Total Energy		316,977
Basic Materials - 3.7%
BASF SE ADR	530	48,532
Rio Tinto plc ADR	694	34,131
BHP Billiton Ltd. ADR	568	33,444
Air Liquide S.A. ADR	1,069	25,998
Total Basic Materials		142,105
Communications - 3.6%
Vodafone Group plc ADR	1,543	50,749
Telefonica S.A. ADR	2,243	34,475
BT Group plc ADR	467	28,711
Deutsche Telekom AG ADR	1,684	25,462
Total Communications		139,397
Industrial - 2.9%
Siemens AG ADR	466	55,487
ABB Ltd. ADR	1,317	29,514
Schneider Electric SE ADR	1,613	24,590
Total Industrial		109,591
Consumer, Cyclical - 1.8%
Daimler AG ADR	572	43,638
Cie Financiere Richemont S.A. ADR	2,933	23,845
Total Consumer, Cyclical		67,483
Technology - 1.1%
SAP SE ADR	559	40,337
Utilities - 0.8%
National Grid plc ADR	445	31,987
Total Common Stocks
(Cost $1,547,012)		2,280,045

MUTUAL FUNDS† - 21.0%
Guggenheim Strategy Fund I1	32,203	802,171
Total Mutual Funds
(Cost $804,098)		802,171

	Face Amount
REPURCHASE AGREEMENTS††,2 - 13.4%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$102,427	102,427
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	102,427	102,427
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	102,427	102,427
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	102,427	102,427
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	102,426	102,426
Total Repurchase Agreements
(Cost $512,134)		512,134
Total Investments - 94.1%
(Cost $2,863,244)		$3,594,350
Other Assets & Liabilities, net - 5.9%		223,954
Total Net Assets - 100.0%		$3,818,304

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED††
December 2014 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $2,505,589)	65	$(291)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $2,527,400)	16	$(55,227)

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	Repurchase Agreements — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Diversified Banking Institutions - 10.1%
JPMorgan Chase & Co.	4,971	$299,453
Bank of America Corp.	15,811	269,578
Citigroup, Inc.	4,804	248,943
Goldman Sachs Group, Inc.	999	183,386
Morgan Stanley	4,651	160,785
Deutsche Bank AG	1,905	66,408
HSBC Holdings plc ADR	1,233	62,735
Barclays plc ADR	3,950	58,500
Total Diversified Banking Institutions		1,349,788
Super-Regional Banks-US - 8.3%
Wells Fargo & Co.	6,249	324,135
U.S. Bancorp	4,083	170,792
PNC Financial Services Group, Inc.	1,569	134,275
Capital One Financial Corp.	1,624	132,551
SunTrust Banks, Inc.	2,291	87,127
Fifth Third Bancorp	3,994	79,960
KeyCorp	4,989	66,503
Comerica, Inc.	1,180	58,835
Huntington Bancshares, Inc.	5,690	55,364
Total Super-Regional Banks-US		1,109,542
Multi-Line Insurance - 7.5%
American International Group, Inc.	3,175	171,514
MetLife, Inc.	2,854	153,317
Allstate Corp.	2,132	130,841
ACE Ltd.	984	103,192
Hartford Financial Services Group, Inc.	2,164	80,609
Loews Corp.	1,899	79,112
XL Group plc — Class A	2,252	74,699
Voya Financial, Inc.	1,580	61,778
Cincinnati Financial Corp.	1,179	55,472
Genworth Financial, Inc. — Class A*	3,861	50,579
Assurant, Inc.	660	42,438
Total Multi-Line Insurance		1,003,551
Investment Management/Advisory Services - 6.2%
BlackRock, Inc. — Class A	456	149,713
Franklin Resources, Inc.	2,106	115,009
Ameriprise Financial, Inc.	771	95,126
T. Rowe Price Group, Inc.	1,149	90,082
Invesco Ltd.	2,053	81,052
Affiliated Managers Group, Inc.*	330	66,119
Legg Mason, Inc.	960	49,114
Eaton Vance Corp.	1,120	42,258
Waddell & Reed Financial, Inc. — Class A	790	40,835
NorthStar Asset Management Group Incorporated*	1,998	36,803
Janus Capital Group, Inc.	2,530	36,786
WisdomTree Investments, Inc.*	2,170	24,695
Total Investment Management/Advisory Services		827,592
Reinsurance - 5.4%
Berkshire Hathaway, Inc. — Class B*	2,628	363,032
Everest Re Group Ltd.	428	69,340
PartnerRe Ltd.	570	62,637
RenaissanceRe Holdings Ltd.	620	61,994
Axis Capital Holdings Ltd.	1,290	61,056
Validus Holdings Ltd.	1,450	56,753
Reinsurance Group of America, Inc. — Class A	580	46,475
Total Reinsurance		721,287
REITS-Diversified - 5.0%
American Tower Corp. — Class A	1,300	121,719
Crown Castle International Corp.	1,300	104,689
Vornado Realty Trust	855	85,466
Weyerhaeuser Co.	2,536	80,797
Digital Realty Trust, Inc.	939	58,575
Plum Creek Timber Company, Inc.	1,321	51,532
Duke Realty Corp.	2,746	47,176
Liberty Property Trust	1,292	42,972
Rayonier, Inc.	1,246	38,800
Corrections Corporation of America	1,124	38,621
Total REITS-Diversified		670,347
Life/Health Insurance - 4.3%
Prudential Financial, Inc.	1,424	125,227
Aflac, Inc.	1,801	104,908
Principal Financial Group, Inc.	1,479	77,603
Lincoln National Corp.	1,404	75,226
Unum Group	1,676	57,621
Torchmark Corp.	1,000	52,370
Protective Life Corp.	680	47,199
CNO Financial Group, Inc.	2,230	37,821
Total Life/Health Insurance		577,975
REITS-Apartments - 3.6%
Equity Residential	1,525	93,909
AvalonBay Communities, Inc.	618	87,119
Essex Property Trust, Inc.	377	67,389
UDR, Inc.	1,900	51,775
Camden Property Trust	715	48,999
Mid-America Apartment Communities, Inc.	670	43,986
Apartment Investment & Management Co. — Class A	1,340	42,639
American Campus Communities, Inc.	1,057	38,528
Total REITS-Apartments		474,344
Commercial Banks Non-US - 3.5%
Itau Unibanco Holding S.A. ADR	5,720	79,394
Banco Bradesco S.A. ADR	4,768	67,944
ICICI Bank Ltd. ADR	1,311	64,370
Credicorp Ltd.	410	62,890
Banco Santander S.A. ADR	6,560	62,320
Toronto-Dominion Bank	1,260	62,231
HDFC Bank Ltd. ADR	1,330	61,951
Total Commercial Banks Non-US		461,100

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Property & Casualty Insurance - 3.3%
Travelers Companies, Inc.	1,193	$112,071
Chubb Corp.	1,030	93,812
Progressive Corp.	3,051	77,129
Arch Capital Group Ltd.*	1,100	60,192
Alleghany Corp.*	120	50,178
WR Berkley Corp.	1,030	49,234
Total Property & Casualty Insurance		442,616
REITS-Office Property - 3.1%
Boston Properties, Inc.	722	83,578
American Realty Capital Properties, Inc.	5,393	65,040
SL Green Realty Corp.	612	62,008
Alexandria Real Estate Equities, Inc.	620	45,725
Kilroy Realty Corp.	740	43,986
BioMed Realty Trust, Inc.	1,942	39,228
Highwoods Properties, Inc.	940	36,566
Equity Commonwealth*	1,420	36,508
Total REITS-Office Property		412,639
REITS-Regional Malls - 3.0%
Simon Property Group, Inc.	862	141,729
General Growth Properties, Inc.	3,803	89,561
Macerich Co.	932	59,490
Taubman Centers, Inc.	576	42,048
Tanger Factory Outlet Centers, Inc.	1,050	34,356
CBL & Associates Properties, Inc.	1,860	33,294
Total REITS-Regional Malls		400,478
Finance-Investment Bankers/Brokers - 2.6%
Charles Schwab Corp.	4,105	120,645
TD Ameritrade Holding Corp.	2,523	84,193
Raymond James Financial, Inc.	1,010	54,116
E*TRADE Financial Corp.*	2,160	48,794
LPL Financial Holdings, Inc.	910	41,906
Total Finance-Investment Bankers/Brokers		349,654
REITS-Health Care - 2.5%
Health Care REIT, Inc.	1,398	87,193
Ventas, Inc.	1,370	84,872
HCP, Inc.	2,124	84,344
Omega Healthcare Investors, Inc.	1,190	40,686
Senior Housing Properties Trust	1,936	40,501
Total REITS-Health Care		337,596
Fiduciary Banks - 2.4%
Bank of New York Mellon Corp.	3,335	129,164
State Street Corp.	1,495	110,047
Northern Trust Corp.	1,153	78,439
Total Fiduciary Banks		317,650
Finance-Credit Card - 2.2%
American Express Co.	2,151	188,298
Discover Financial Services	1,676	107,918
Total Finance-Credit Card		296,216
Insurance Brokers - 2.2%
Marsh & McLennan Companies, Inc.	2,011	105,255
Aon plc	1,074	94,158
Arthur J Gallagher & Co.	1,180	53,525
Brown & Brown, Inc.	1,320	42,438
Total Insurance Brokers		295,376
Finance-Other Services - 2.2%
CME Group, Inc. — Class A	1,290	103,142
Intercontinental Exchange, Inc.	466	90,893
NASDAQ OMX Group, Inc.	1,236	52,431
CBOE Holdings, Inc.	790	42,285
Total Finance-Other Services		288,751
REITS-Shopping Centers - 2.1%
Kimco Realty Corp.	2,698	59,113
Federal Realty Investment Trust	469	55,558
DDR Corp.	2,920	48,852
Regency Centers Corp.	820	44,141
Weingarten Realty Investors	1,230	38,745
Kite Realty Group Trust	1,160	28,118
Total REITS-Shopping Centers		274,527
Commercial Banks-Southern US - 1.8%
BB&T Corp.	2,737	101,843
Regions Financial Corp.	7,269	72,981
Synovus Financial Corp.	1,520	35,933
First Horizon National Corp.	2,750	33,770
Total Commercial Banks-Southern US		244,527
REITS-Mortgage - 1.8%
Annaly Capital Management, Inc.	5,752	61,431
American Capital Agency Corp.	2,508	53,295
Starwood Property Trust, Inc.	1,960	43,042
NorthStar Realty Finance Corp.	2,388	42,196
Two Harbors Investment Corp.	3,790	36,649
Total REITS-Mortgage		236,613
Real Estate Management/Services - 1.5%
CBRE Group, Inc. — Class A*	2,090	62,156
WP Carey, Inc.	770	49,103
Jones Lang LaSalle, Inc.	370	46,746
Realogy Holdings Corp.*	1,210	45,012
Total Real Estate Management/Services		203,017
Commercial Banks-Western US - 1.4%
First Republic Bank	1,070	52,837
Zions Bancorporation	1,656	48,123
SVB Financial Group*	420	47,078
PacWest Bancorp	970	39,993
Total Commercial Banks-Western US		188,031
REITS-Hotels - 1.4%
Host Hotels & Resorts, Inc.	3,675	78,388
RLJ Lodging Trust	1,330	37,865
LaSalle Hotel Properties	1,070	36,637
Sunstone Hotel Investors, Inc.	2,400	33,168
Total REITS-Hotels		186,058
Commercial Banks-Eastern US - 1.4%
M&T Bank Corp.	648	79,893
CIT Group, Inc.	1,265	58,139

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Commercial Banks-Eastern US - 1.4% (continued)
Signature Bank*	420	$47,065
Total Commercial Banks-Eastern US		185,097
Commerical Services-Finance - 1.4%
McGraw Hill Financial, Inc.	1,130	95,428
Moody's Corp.	945	89,303
Total Commerical Services-Finance		184,731
S&L/Thrifts-Eastern US - 1.3%
New York Community Bancorp, Inc.	3,275	51,974
Hudson City Bancorp, Inc.	4,563	44,352
People's United Financial, Inc.	2,882	41,703
First Niagara Financial Group, Inc.	4,000	33,320
Total S&L/Thrifts-Eastern US		171,349
REITS-Storage - 1.2%
Public Storage	646	107,132
Extra Space Storage, Inc.	950	48,992
Total REITS-Storage		156,124
Financial Guarantee Insurance - 1.1%
Assured Guaranty Ltd.	2,830	62,713
Radian Group, Inc.	2,260	32,228
MGIC Investment Corp.*	4,030	31,474
MBIA, Inc.*	2,810	25,796
Total Financial Guarantee Insurance		152,211
REITS-Single Tenant - 1.1%
Realty Income Corp.	1,461	59,594
National Retail Properties, Inc.	1,200	41,484
Spirit Realty Capital, Inc.	3,730	40,918
Total REITS-Single Tenant		141,996
Finance-Consumer Loans - 1.0%
Navient Corp.	3,040	53,839
SLM Corp.	4,352	37,253
Ocwen Financial Corp.*	1,340	35,081
Total Finance-Consumer Loans		126,173
Investment Companies - 0.9%
Ares Capital Corp.	2,760	44,602
American Capital Ltd.*	2,690	38,090
Prospect Capital Corp.1	3,660	36,234
Total Investment Companies		118,926
REITS-Warehouse/Industries - 0.9%
Prologis, Inc.	2,271	85,617
DCT Industrial Trust, Inc.	4,189	31,459
Total REITS-Warehouse/Industries		117,076
Diversified Operations - 0.4%
Leucadia National Corp.	2,416	57,597
Finance-Mortgage Loan/Banker - 0.4%
FNF Group	1,960	54,370
Commercial Banks-Central US - 0.3%
Cullen/Frost Bankers, Inc.	570	43,611
Multi-line Insurance - 0.3%
Old Republic International Corp.	2,620	37,414
Casino Services - 0.3%
Gaming and Leisure Properties, Inc.	1,200	37,080
Chemicals-Fibers - 0.2%
Rayonier Advanced Materials, Inc.1	778	25,604
Total Common Stocks
(Cost $9,743,910)		13,278,634

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$18,016	18,016
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	18,016	18,016
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	18,015	18,015
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	18,015	18,015
Total Repurchase Agreements
(Cost $72,062)		72,062

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	31,853	31,853
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	5,222	5,222
Total Securities Lending Collateral
(Cost $37,075)		37,075
Total Investments - 100.4%
(Cost $9,853,047)		$13,387,771
Other Assets & Liabilities, net - (0.4)%		(56,335)
Total Net Assets - 100.0%		$13,331,436

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 78.3%
Guggenheim Strategy Fund III1	92,701	$2,309,171
Guggenheim Variable Insurance Strategy Fund III1	92,699	2,308,198
Guggenheim Strategy Fund II1	92,633	2,306,562
Guggenheim Strategy Fund I1	40,158	999,925
Total Mutual Funds
(Cost $7,942,820)		7,923,856

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.0%
Federal Home Loan Bank2
0.00% due 10/10/14	$100,000	100,000
Federal Farm Credit Bank2
0.05% due 10/10/14	100,000	99,999
Total Federal Agency Discount Notes
(Cost $199,999)		199,999

REPURCHASE AGREEMENTS††,3 - 9.8%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	197,342	197,342
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	197,342	197,342
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	197,342	197,342
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	197,343	197,343
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	197,342	197,342
Total Repurchase Agreements
(Cost $986,711)		986,711
Total Investments - 90.1%
(Cost $9,129,530)		$9,110,566
Other Assets & Liabilities, net - 9.9%		1,002,053
Total Net Assets - 100.0%		$10,112,619

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $3,025,602)	16	$17,782
December 2014 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $11,969,911)	9	17,319
December 2014 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $3,716,893)	23	6,426
December 2014 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $211,267)	2	1,518
December 2014 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $7,150,628)	51	1,457
December 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $473,125)	4	85
December 2014 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $605,166)	5	(3,820)
December 2014 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $828,000)	6	(6,346)
(Total Aggregate Value of Contracts $27,980,592)		$34,421

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 British Pound Futures Contracts (Aggregate Value of Contracts $303,769)	3	$(756)
December 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $174,140)	2	(8,506)
(Total Aggregate Value of Contracts $477,909)		$(9,262)

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $718,740)	11	$9,271
November 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $123,690)	3	5,310
December 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $145,763)	2	3,741
December 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $75,700)	2	2,220
November 2014 WTI Crude Futures Contracts (Aggregate Value of Contracts $182,860)	2	833

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $104,813)	2	$761
December 2014 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $120,940)	1	(220)
November 2014 LME Zinc Futures Contracts (Aggregate Value of Contracts $171,338)	3	(1,059)
November 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $102,707)	1	(2,404)
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $91,225)	2	(8,199)
November 2014 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $223,213)	2	(9,194)
November 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $97,686)	1	(14,662)
(Total Aggregate Value of Contracts $2,158,675)		$(13,602)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $590,660)	4	$14,737
December 2014 Topix Index Futures Contracts†† (Aggregate Value of Contracts $485,759)	4	7,649
October 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $848,753)	8	3,837
December 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $106,728)	1	(1,104)
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,017,599)	12	(1,522)
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,051,439)	13	(3,301)
October 2014 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $272,023)	2	(3,648)
October 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $147,610)	1	(5,187)
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $785,900)	8	(7,045)
December 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $460,057)	4	(11,949)
October 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $744,855)	23	(14,206)
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $681,950)	5	(30,251)
(Total Aggregate Value of Contracts $7,193,333)		$(51,990)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Silver Futures Contracts (Aggregate Value of Contracts $340,800)	4	$39,956
December 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $446,600)	16	35,864
December 2014 Corn Futures Contracts (Aggregate Value of Contracts $288,000)	18	30,010
November 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $723,376)	9	27,491
December 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $306,700)	10	12,418
December 2014 Wheat Futures Contracts (Aggregate Value of Contracts $191,400)	8	11,367
December 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $286,440)	3	9,321
November 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $339,684)	7	7,716

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $663,264)	36	$7,489
December 2014 Copper Futures Contracts (Aggregate Value of Contracts $301,000)	4	6,730
(Total Aggregate Value of Contracts $3,887,264)		$188,362

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,281,000)	20	$66,766
December 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $1,105,738)	7	17,382
December 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $524,050)	4	5,231
December 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $178,240)	2	1,787
(Total Aggregate Value of Contracts $4,089,028)		$91,166

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $438,400)	4	$21,714
October 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $166,681)	3	1,459
October 2014 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $66,899)	1	1,278
(Total Aggregate Value of Contracts $671,980)		$24,451

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2014 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $549,858)	3	$(199)
December 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $374,063)	3	(636)
December 2014 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $2,295,890)	24	(6,991)
(Total Aggregate Value of Contracts $3,219,811)		$(7,826)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 11.2%
Guggenheim Strategy Fund I1	72,376	$1,802,883
Total Mutual Funds
(Cost $1,806,575)		1,802,883

	Face Amount
U.S. GOVERNMENT SECURITIES††- 29.1%
U.S. Treasury Bond
3.13% due 08/15/44	$4,749,000	4,673,313
Total U.S. Government Securities
(Cost $4,602,033)		4,673,313

FEDERAL AGENCY DISCOUNT NOTES†† - 13.9%
Freddie Mac2
0.01% due 11/21/14	1,000,000	999,986
Federal Home Loan Bank3
0.03% due 10/02/14	500,000	500,000
Federal Farm Credit Bank3
0.05% due 10/02/14	500,000	499,999
Farmer Mac3
0.05% due 10/02/14	200,000	200,000
Fannie Mae2
0.03% due 10/31/14	25,000	24,999
Total Federal Agency Discount Notes
(Cost $2,224,984)		2,224,984

REPURCHASE AGREEMENTS††,4 - 44.6%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,429,629	1,429,629
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,429,628	1,429,628
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,429,628	1,429,628
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	1,429,628	1,429,628
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	1,429,628	1,429,628
Total Repurchase Agreements
(Cost $7,148,141)		7,148,141
Total Investments - 98.8%
(Cost $15,781,733)		$15,849,321
Other Assets & Liabilities, net - 1.2%		189,208
Total Net Assets - 100.0%		$16,038,529

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $17,243,094)	113	$183,675

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Repurchase Agreements — See Note 4.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Medical-Drugs - 29.1%
Johnson & Johnson	10,634	$1,133,477
Pfizer, Inc.	29,601	875,301
Merck & Company, Inc.	14,397	853,454
AbbVie, Inc.	10,586	611,447
Bristol-Myers Squibb Co.	11,797	603,770
Eli Lilly & Co.	8,513	552,068
Abbott Laboratories	12,123	504,196
Allergan, Inc.	2,821	502,674
Valeant Pharmaceuticals International, Inc.*	3,454	453,165
Shire plc ADR	1,390	360,080
Zoetis, Inc.	7,660	283,037
GlaxoSmithKline plc ADR	5,855	269,154
Endo International plc*	3,865	264,134
AstraZeneca plc ADR	3,499	249,969
Mallinckrodt plc*	2,388	215,278
Novartis AG ADR	2,243	211,134
Jazz Pharmaceuticals plc*	1,304	209,370
Salix Pharmaceuticals Ltd.*	1,254	195,925
Novo Nordisk A/S ADR	3,829	182,337
Alkermes plc*	4,180	179,197
Quintiles Transnational Holdings, Inc.*	3,180	177,380
OPKO Health, Inc.*,1	18,636	158,592
Akorn, Inc.*	3,560	129,121
Pacira Pharmaceuticals, Inc.*	1,250	121,150
ACADIA Pharmaceuticals, Inc.*	4,030	99,783
Clovis Oncology, Inc.*	1,810	82,102
Keryx Biopharmaceuticals, Inc.*,1	5,520	75,900
Auxilium Pharmaceuticals, Inc.*	2,270	67,760
Total Medical-Drugs		9,620,955
Medical-Biomedical/Genetics - 20.4%
Gilead Sciences, Inc.*	7,943	845,531
Amgen, Inc.	4,796	673,646
Biogen Idec, Inc.*	1,769	585,203
Celgene Corp.*	6,108	578,916
Regeneron Pharmaceuticals, Inc.*	1,091	393,327
Alexion Pharmaceuticals, Inc.*	2,337	387,521
Vertex Pharmaceuticals, Inc.*	3,281	368,489
Illumina, Inc.*	1,849	303,088
BioMarin Pharmaceutical, Inc.*	3,080	222,253
Incyte Corp.*	3,910	191,786
Medivation, Inc.*	1,839	181,822
Puma Biotechnology, Inc.*	700	166,999
United Therapeutics Corp.*	1,250	160,813
Alnylam Pharmaceuticals, Inc.*	2,017	157,528
Cubist Pharmaceuticals, Inc.*	2,258	149,796
Intercept Pharmaceuticals, Inc.*	612	144,854
Isis Pharmaceuticals, Inc.*	3,530	137,070
Seattle Genetics, Inc.*	3,600	133,848
Myriad Genetics, Inc.*,1	3,200	123,424
NPS Pharmaceuticals, Inc.*	4,633	120,458
Charles River Laboratories International, Inc.*	1,840	109,922
Exact Sciences Corp.*,1	5,070	98,257
Theravance, Inc.	5,330	91,090
Medicines Co.*	3,340	74,549
PDL BioPharma, Inc.1	9,613	71,809
Celldex Therapeutics, Inc.*	5,320	68,947
Arena Pharmaceuticals, Inc.*,1	15,848	66,403
Aegerion Pharmaceuticals, Inc.*	1,930	64,423
ARIAD Pharmaceuticals, Inc.*,1	11,750	63,450
Total Medical-Biomedical/Genetics		6,735,222
Medical Products - 8.9%
Baxter International, Inc.	5,768	413,970
Covidien plc	4,217	364,813
Stryker Corp.	4,412	356,269
Becton Dickinson and Co.	2,708	308,197
Zimmer Holdings, Inc.	2,690	270,480
Henry Schein, Inc.*	1,792	208,714
CareFusion Corp.*	4,360	197,290
Varian Medical Systems, Inc.*	2,391	191,567
Hospira, Inc.*	3,678	191,366
Cooper Companies, Inc.	1,165	181,449
Sirona Dental Systems, Inc.*	1,830	140,324
Teleflex, Inc.	1,297	136,237
Total Medical Products		2,960,676
Medical-HMO - 7.2%
UnitedHealth Group, Inc.	6,932	597,885
WellPoint, Inc.	3,149	376,683
Aetna, Inc.	4,280	346,680
Cigna Corp.	3,461	313,878
Humana, Inc.	2,237	291,459
Centene Corp.*	1,772	146,562
Health Net, Inc.*	2,737	126,203
WellCare Health Plans, Inc.*	1,770	106,802
Molina Healthcare, Inc.*	2,140	90,522
Total Medical-HMO		2,396,674
Medical Instruments - 5.1%
Medtronic, Inc.	7,981	494,423
Intuitive Surgical, Inc.*	579	267,394
St. Jude Medical, Inc.	4,417	265,594
Boston Scientific Corp.*	21,906	258,710
Edwards Lifesciences Corp.*	2,109	215,434
DexCom, Inc.*	2,870	114,771
Thoratec Corp.*	3,050	81,527
Total Medical Instruments		1,697,853
Medical-Generic Drugs - 4.3%
Actavis plc*	2,205	532,023
Teva Pharmaceutical Industries Ltd. ADR	6,176	331,960
Perrigo Company plc	1,996	299,779
Mylan, Inc.*	5,758	261,931
Total Medical-Generic Drugs		1,425,693
Medical - Wholesale Drug Distriibution - 3.2%
McKesson Corp.	2,267	441,318
Cardinal Health, Inc.	4,434	332,195
AmerisourceBergen Corp. — Class A	3,588	277,352
Total Medical - Wholesale Drug Distriibution		1,050,865

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Medical-Hospitals - 3.0%
HCA Holdings, Inc.*	5,133	$361,979
Universal Health Services, Inc. — Class B	1,986	207,537
Community Health Systems, Inc.*	2,997	164,206
Tenet Healthcare Corp.*	2,618	155,483
LifePoint Hospitals, Inc.*	1,654	114,440
Total Medical-Hospitals		1,003,645
Pharmacy Services - 2.5%
Express Scripts Holding Co.*	6,609	466,793
Catamaran Corp.*	4,464	188,158
Omnicare, Inc.	2,611	162,561
Total Pharmacy Services		817,512
Instruments-Scientific - 2.4%
Thermo Fisher Scientific, Inc.	3,744	455,645
Waters Corp.*	1,913	189,617
PerkinElmer, Inc.	3,340	145,624
Total Instruments-Scientific		790,886
Medical Information System - 2.0%
Cerner Corp.*	5,032	299,757
athenahealth, Inc.*	1,170	154,077
Medidata Solutions, Inc.*	2,370	104,967
Allscripts Healthcare Solutions, Inc.*	7,410	99,405
Total Medical Information System		658,206
Medical Labs & Testing Services - 1.6%
Quest Diagnostics, Inc.	3,174	192,599
Laboratory Corporation of America Holdings*	1,879	191,188
Covance, Inc.*	1,730	136,151
Total Medical Labs & Testing Services		519,938
Dental Supplies & Equipments - 1.3%
DENTSPLY International, Inc.	3,642	166,076
Patterson Companies, Inc.	3,340	138,376
Align Technology, Inc.*	2,593	134,006
Total Dental Supplies & Equipments		438,458
Therapeutics - 0.9%
Pharmacyclics, Inc.*	1,640	192,585
MannKind Corp.*,1	17,300	102,243
Total Therapeutics		294,828
Electronic Measuring Instruments - 0.8%
Agilent Technologies, Inc.	4,946	281,823
Diagnostic Kits - 0.8%
IDEXX Laboratories, Inc.*	1,376	162,134
Alere, Inc.*	2,910	112,850
Total Diagnostic Kits		274,984
Dialysis Centers - 0.8%
DaVita HealthCare Partners, Inc.*	3,564	260,671
Disposable Medical Products - 0.6%
CR Bard, Inc.	1,513	215,920
Instruments-Controls - 0.5%
Mettler-Toledo International, Inc.*	694	177,754
Respiratory Products - 0.5%
ResMed, Inc.1	3,468	170,868
X-Ray Equipment - 0.5%
Hologic, Inc.*	7,006	170,456
Physical Practice Management - 0.5%
MEDNAX, Inc.*	2,880	157,882
Retirement/Aged Care - 0.5%
Brookdale Senior Living, Inc. — Class A*	4,900	157,878
Human Resources - 0.4%
Team Health Holdings, Inc.*	2,270	131,637
Research&Development - 0.4%
PAREXEL International Corp.*	1,967	124,098
Veterinary Diagnostics - 0.4%
VCA, Inc.*	3,030	119,170
Diagnostic Equipment - 0.4%
Cepheid*	2,610	114,918
Medical-Outpatient/Home Medicine - 0.3%
Air Methods Corp.*	1,790	99,435
Diversified Operations/Commercial Services - 0.3%
Chemed Corp.	861	88,597
Total Common Stocks
(Cost $19,255,213)		32,957,502

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$49,497	49,497
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	49,496	49,496
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	49,496	49,496
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	49,496	49,496
Total Repurchase Agreements
(Cost $197,985)		197,985

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$392,514	$392,514
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	64,346	64,346
Total Securities Lending Collateral
(Cost $456,860)		456,860
Total Investments - 101.6%
(Cost $19,910,058)		$33,612,347
Other Assets & Liabilities, net - (1.6)%		(542,819)
Total Net Assets - 100.0%		$33,069,528

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
E-Commerce/Services - 14.9%
Priceline Group, Inc.*	189	$218,972
Netflix, Inc.*	320	144,378
TripAdvisor, Inc.*	1,058	96,722
Expedia, Inc.	1,043	91,388
SouFun Holdings Ltd. ADR	7,129	70,934
Ctrip.com International Ltd. ADR*	1,194	67,771
58.com, Inc. ADR*	1,717	63,958
IAC/InterActiveCorp	950	62,605
Bitauto Holdings Ltd. ADR*	797	62,166
Groupon, Inc. — Class A*	8,466	56,553
Zillow, Inc. — Class A*	474	54,979
Liberty Ventures*	1,177	44,679
Trulia, Inc.*	685	33,497
RetailMeNot, Inc.*	1,566	25,307
ChannelAdvisor Corp.*	1,041	17,072
Angie's List, Inc.*	2,529	16,110
Total E-Commerce/Services		1,127,091
Web Portals/ISP - 14.5%
Google, Inc. — Class A*	458	269,491
Google, Inc. — Class C*	458	264,431
Yahoo!, Inc.*	4,132	168,379
Baidu, Inc. ADR*	673	146,869
Yandex N.V. — Class A*	2,464	68,487
SINA Corp.*	1,618	66,565
Sohu.com, Inc.*	1,130	56,760
AOL, Inc.*	1,168	52,502
Total Web Portals/ISP		1,093,484
E-Commerce/Products - 11.4%
Amazon.com, Inc.*	1,030	332,113
eBay, Inc.*	4,175	236,430
Vipshop Holdings Ltd. ADR*	396	74,848
MercadoLibre, Inc.	572	62,148
zulily, Inc. — Class A*,1	1,546	58,578
E-Commerce China Dangdang, Inc. — Class A ADR*,1	4,761	58,084
Shutterfly, Inc.*	778	37,920
Total E-Commerce/Products		860,121
Internet Content-Entertainment - 10.2%
Facebook, Inc. — Class A*	4,991	394,488
Twitter, Inc.*	3,019	155,720
Youku Tudou, Inc. ADR*	3,501	62,738
NetEase, Inc. ADR	704	60,305
Pandora Media, Inc.*	2,354	56,873
Shutterstock, Inc.*	590	42,114
Total Internet Content-Entertainment		772,238
Networking Products - 5.5%
Cisco Systems, Inc.	12,112	304,859
Palo Alto Networks, Inc.*	759	74,458
Polycom, Inc.*	2,766	33,980
Total Networking Products		413,297
Applications Software - 5.0%
Intuit, Inc.	1,556	136,382
Red Hat, Inc.*	1,473	82,709
Check Point Software Technologies Ltd.*	1,034	71,594
Dealertrack Technologies, Inc.*	937	40,675
Demandware, Inc.*	730	37,172
Total Applications Software		368,532
Wireless Equipment - 4.8%
Motorola Solutions, Inc.	1,714	108,462
Telefonaktiebolaget LM Ericsson ADR	4,862	61,213
Ubiquiti Networks, Inc.*,1	1,246	46,762
ViaSat, Inc.*	766	42,222
Aruba Networks, Inc.*	1,906	41,131
InterDigital, Inc.	850	33,847
Gogo, Inc.*,1	1,736	29,269
Total Wireless Equipment		362,906
Semiconductor Components - Integrated Circuit - 4.0%
QUALCOMM, Inc.	3,997	298,856
Internet Content-Info/Network - 3.9%
LinkedIn Corp. — Class A*	677	140,674
YY, Inc. ADR*	866	64,855
Yelp, Inc. — Class A*	862	58,832
WebMD Health Corp. — Class A*	787	32,904
Total Internet Content-Info/Network		297,265
Internet Security - 3.4%
Symantec Corp.	4,493	105,630
Qihoo 360 Technology Company Ltd. ADR*	1,158	78,130
VeriSign, Inc.*	1,280	70,554
Total Internet Security		254,314
Telecommunication Equipments - 3.1%
Juniper Networks, Inc.	3,824	84,701
Harris Corp.	1,040	69,056
ARRIS Group, Inc.*	1,845	52,315
ADTRAN, Inc.	1,339	27,490
Total Telecommunication Equipments		233,562
Multimedia - 2.8%
Time Warner, Inc.	2,828	212,694
Web Hosting/Design - 2.4%
Equinix, Inc.*	418	88,816
Rackspace Hosting, Inc.*	1,954	63,603
Web.com Group, Inc.*	1,348	26,906
Total Web Hosting/Design		179,325
Internet Infrastructure Software - 1.9%
F5 Networks, Inc.*	650	77,181
TIBCO Software, Inc.*	2,665	62,974
Total Internet Infrastructure Software		140,155
Electronic Components - Semiconductor - 1.7%
Broadcom Corp. — Class A	3,218	130,072
Computer Software - 1.6%
Akamai Technologies, Inc.*	1,447	86,531
Cornerstone OnDemand, Inc.*	1,061	36,509
Total Computer Software		123,040
Telecommunication Equipments Fiber Optics - 1.5%
JDS Uniphase Corp.*	3,488	44,646
Ciena Corp.*	2,027	33,891

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Telecommunication Equipments Fiber Optics - 1.5% (continued)
Finisar Corp.*	1,950	$32,429
Total Telecommunication Equipments Fiber Optics		110,966
Computers-Integrated Systems - 1.4%
Brocade Communications Systems, Inc.	5,493	59,709
Riverbed Technology, Inc.*	2,461	45,639
Total Computers-Integrated Systems		105,348
Finance-Investment Bankers/Brokers - 0.9%
E*TRADE Financial Corp.*	2,899	65,488
Printing-Commercial - 0.8%
Vistaprint N.V.*	1,177	64,488
Computers - 0.8%
BlackBerry Ltd.*	6,248	62,105
E-Marketing/Info - 0.8%
Conversant, Inc.*	1,180	40,415
Rocket Fuel, Inc.*,1	1,324	20,919
Total E-Marketing/Info		61,334
Commercial Services - 0.8%
CoStar Group, Inc.*	382	59,416
Internet Incubators - 0.7%
HomeAway, Inc.*	1,445	51,298
Computer Services - 0.5%
j2 Global, Inc.	836	41,265
Total Common Stocks
(Cost $3,705,261)		7,488,660

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.8%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$113,644	113,644
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	18,630	18,630
Total Securities Lending Collateral
(Cost $132,274)		132,274
Total Investments - 101.1%
(Cost $3,837,535)		$7,620,934
Other Assets & Liabilities, net - (1.1)%		(86,466)
Total Net Assets - 100.0%		$7,534,468

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Securities lending collateral ― See Note 5.
ADR — American Depositary Receipt

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 34.7%
Guggenheim Strategy Fund I1	60,346	$1,503,228
Total Mutual Funds
(Cost $1,505,837)		1,503,228

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.2%
Freddie Mac2
0.01% due 11/21/14	$300,000	299,996
Farmer Mac3
0.05% due 10/02/14	100,000	100,000
Total Federal Agency Discount Notes
(Cost $399,996)		399,996

REPURCHASE AGREEMENTS††,4 - 50.6%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/145	1,272,690	1,272,690
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	230,537	230,537
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	230,537	230,537
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	230,537	230,537
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	230,537	230,537
Total Repurchase Agreements
(Cost $2,194,838)		2,194,838
Total Investments - 94.5%
(Cost $4,100,671)		$4,098,062
Other Assets & Liabilities, net - 5.5%		239,110
Total Net Assets - 100.0%		$4,337,172

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $2,628,800)	31	$29,892

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/31/14 6 (Notional Value $853,514)	50	$2,941
Credit Suisse Capital, LLC October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/29/14 6 (Notional Value $5,214,758)	306	(29,757)
(Total Notional Value $6,068,272)		$(26,816)

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Repurchase Agreements — See Note 4.
5	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
6	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 26.2%
Guggenheim Strategy Fund I1	120,601	$3,004,177
Total Mutual Funds
(Cost $3,009,795)		3,004,177

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 20.1%
Federal Home Loan Bank2
0.03% due 10/02/14	$1,000,000	999,999
Federal Farm Credit Bank2
0.05% due 10/02/14	1,000,000	999,998
Farmer Mac2
0.05% due 10/02/14	300,000	300,000
Total Federal Agency Discount Notes
(Cost $2,299,997)		2,299,997

REPURCHASE AGREEMENTS†† - 154.6%
Individual Repurchase Agreement4 Barclays Capital issued 09/30/14 at (0.60)% due 10/01/14 (secured by U.S. Treasury Bond, at a rate of 3.13% and maturing 08/15/44 as collateral, with a value of $10,456,695) to be repurchased at $10,251,491	10,251,662	10,251,662
Joint Repurchase Agreements3 UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,491,400	1,491,400
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,491,400	1,491,400
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,491,400	1,491,400
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	1,491,400	1,491,400
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	1,491,400	1,491,400
Total Repurchase Agreements
(Cost $17,708,662)		17,708,662
Total Investments - 200.9%
(Cost $23,018,454)		$23,012,836

U.S. Government Securities Sold Short†† - (82.2)%
U.S. Treasury Bond
3.13% due 08/15/44	9,574,000	(9,421,414)
Total U.S. Government Securities Sold Short
(Proceeds $9,457,138)		(9,421,414)
Other Assets & Liabilities, net - (18.7)%		(2,138,197)
Total Net Assets - 100.0%		$11,453,225

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $2,441,500)	16	$(4,025)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.
4	All or portion of this security is pledged as short collateral at September 30, 2014.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 28.3%
Guggenheim Strategy Fund I1	10,059	$250,563
Total Mutual Funds
(Cost $250,764)		250,563

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.1%
Farmer Mac2
0.05% due 10/02/14	$50,000	50,000
Fannie Mae3
0.03% due 10/31/14	50,000	49,999
Freddie Mac3
0.01% due 10/16/14	25,000	25,000
Total Federal Agency Discount Notes
(Cost $124,999)		124,999

REPURCHASE AGREEMENTS††,4 - 35.8%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/145	180,067	180,067
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	34,137	34,137
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	34,137	34,137
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	34,137	34,137
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	34,137	34,137
Total Repurchase Agreements
(Cost $316,615)		316,615
Total Investments - 78.2%
(Cost $692,378)		$692,177
Other Assets & Liabilities, net - 21.8%		193,188
Total Net Assets - 100.0%		$885,365

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $136,390)	1	$3,045

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 S&P MidCap 400 Index Swap, Terminating 10/31/14 6 (Notional Value $306,291)	223	$3,331
Credit Suisse Capital, LLC October 2014 S&P MidCap 400 Index Swap, Terminating 10/29/14 6 (Notional Value $288,419)	210	969
Goldman Sachs International October 2014 S&P MidCap 400 Index Swap, Terminating 10/28/14 6 (Notional Value $145,018)	106	482
(Total Notional Value $739,728)		$4,782

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
4	Repurchase Agreements — See Note 4.
5	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
6	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 42.0%
Guggenheim Strategy Fund I1	40,252	$1,002,677
Total Mutual Funds
(Cost $1,004,604)		1,002,677

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 25.2%
Federal Farm Credit Bank2
0.05% due 10/09/14	$300,000	299,997
Federal Home Loan Bank2
0.01% due 10/17/14	200,000	199,999
Farmer Mac2
0.05% due 10/02/14	100,000	100,000
Total Federal Agency Discount Notes
(Cost $599,996)		599,996

REPURCHASE AGREEMENTS††,3 - 35.9%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	505,817	505,817
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	87,799	87,799
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	87,799	87,799
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	87,799	87,799
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	87,799	87,799
Total Repurchase Agreements
(Cost $857,013)		857,013
Total Investments - 103.1%
(Cost $2,461,613)		$2,459,686
Other Assets & Liabilities, net - (3.1)%		(74,860)
Total Net Assets - 100.0%		$2,384,826

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $970,560)	12	$5,170

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 NASDAQ-100 Index Swap, Terminating 10/31/14 5 (Notional Value $533,049)	132	$361
Goldman Sachs International October 2014 NASDAQ-100 Index Swap, Terminating 10/28/14 5 (Notional Value $267,803)	66	(2,881)
Credit Suisse Capital, LLC October 2014 NASDAQ-100 Index Swap, Terminating 10/29/14 5 (Notional Value $647,224)	160	(6,883)
(Total Notional Value $1,448,076)		$(9,403)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 28.7%
Guggenheim Strategy Fund I1	54,458	$1,356,555
Total Mutual Funds
(Cost $1,358,610)		1,356,555

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.3%
Federal Home Loan Bank2
0.00% due 10/10/14	$600,000	599,999
Federal Farm Credit Bank2
0.05% due 10/10/14	300,000	299,996
Farmer Mac2
0.05% due 10/02/14	200,000	200,000
Total Federal Agency Discount Notes
(Cost $1,099,995)		1,099,995

REPURCHASE AGREEMENTS††,3 - 31.8%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	653,227	653,227
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	212,508	212,508
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	212,508	212,508
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	212,508	212,508
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	212,508	212,508
Total Repurchase Agreements
(Cost $1,503,259)		1,503,259
Total Investments - 83.8%
(Cost $3,961,864)		$3,959,809
Other Assets & Liabilities, net - 16.2%		765,866
Total Net Assets - 100.0%		$4,725,675

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $109,600)	1	$164

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/14 5 (Notional Value $2,779,087)	2,523	$15,976
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/14 5 (Notional Value $1,402,352)	1,273	10,078
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/14 5 (Notional Value $420,992)	382	6,700
(Total Notional Value $4,602,431)		$32,754

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 39.8%
Guggenheim Strategy Fund I1	86,512	$2,155,007
Total Mutual Funds
(Cost $2,156,011)		2,155,007

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 33.3%
Federal Farm Credit Bank2
0.05% due 10/02/14	$1,000,000	999,999
Federal Home Loan Bank2
0.03% due 10/02/14	700,000	699,999
0.01% due 10/17/14	100,000	100,000
Total Federal Home Loan Bank		799,999
Total Federal Agency Discount Notes
(Cost $1,799,998)		1,799,998

REPURCHASE AGREEMENTS††,3 - 22.9%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	682,740	682,740
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	139,249	139,249
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	139,249	139,249
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	139,249	139,249
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	139,249	139,249
Total Repurchase Agreements
(Cost $1,239,736)		1,239,736
Total Investments - 96.0%
(Cost $5,195,745)		$5,194,741
Other Assets & Liabilities, net - 4.0%		215,475
Total Net Assets - 100.0%		$5,410,216

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $491,188)	5	$2,457

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/14 5 (Notional Value $3,065,855)	1,554	$10,254
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/14 5 (Notional Value $613,735)	311	3,203
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/14 5 (Notional Value $1,190,221)	603	(4,781)
(Total Notional Value $4,869,811)		$8,676

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 34.8%
Guggenheim Strategy Fund I1	30,162	$751,339
Total Mutual Funds
(Cost $752,984)		751,339

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 27.8%
Federal Home Loan Bank2
0.01% due 10/10/14	$300,000	299,999
Federal Farm Credit Bank2
0.05% due 10/09/14	200,000	199,998
Farmer Mac2
0.05% due 10/02/14	100,000	100,000
Total Federal Agency Discount Notes
(Cost $599,997)		599,997

REPURCHASE AGREEMENTS††,3 - 35.4%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	152,849	152,849
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	152,848	152,848
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	152,848	152,848
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	152,848	152,848
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	152,848	152,848
Total Repurchase Agreements
(Cost $764,241)		764,241
Total Investments - 98.0%
(Cost $2,117,222)		$2,115,577
Other Assets & Liabilities, net - 2.0%		43,290
Total Net Assets - 100.0%		$2,158,867

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $4,379,400)	54	$155,186

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $4,333,900)	38	$(106,933)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Retail-Restaurants - 16.8%
McDonald's Corp.	1,757	$166,580
Starbucks Corp.	1,720	129,791
Yum! Brands, Inc.	1,332	95,877
Chipotle Mexican Grill, Inc. — Class A*	123	81,991
Burger King Worldwide, Inc.	1,810	53,685
Darden Restaurants, Inc.	866	44,564
Dunkin' Brands Group, Inc.	820	36,752
Panera Bread Co. — Class A*	224	36,449
Domino's Pizza, Inc.	470	36,171
Brinker International, Inc.	602	30,576
Jack in the Box, Inc.	440	30,004
Wendy's Co.	3,580	29,571
Buffalo Wild Wings, Inc.*	210	28,197
Cracker Barrel Old Country Store, Inc.	270	27,861
Bloomin' Brands, Inc.*	1,460	26,776
Cheesecake Factory, Inc.	560	25,480
Texas Roadhouse, Inc. — Class A	880	24,499
El Pollo Loco Holdings, Inc.*	570	20,469
Bob Evans Farms, Inc.	400	18,936
Total Retail-Restaurants		944,229
Cable/Satellite TV - 12.8%
Comcast Corp. — Class A	3,664	197,049
DIRECTV*	1,301	112,562
Time Warner Cable, Inc.	732	105,035
DISH Network Corp. — Class A*	1,421	91,768
Charter Communications, Inc. — Class A*	450	68,117
Liberty Global plc*	1,346	55,206
Liberty Global plc — Class A*	1,226	52,154
Cablevision Systems Corp. — Class A	2,037	35,668
Total Cable/Satellite TV		717,559
Multimedia - 12.2%
Walt Disney Co.	2,363	210,378
Twenty-First Century Fox, Inc. — Class A	4,330	148,476
Time Warner, Inc.	1,812	136,281
Viacom, Inc. — Class B	1,259	96,867
Thomson Reuters Corp.	2,562	93,282
Total Multimedia		685,284
Tobacco - 10.0%
Philip Morris International, Inc.	2,326	193,988
Altria Group, Inc.	3,570	164,006
Reynolds American, Inc.	1,664	98,176
Lorillard, Inc.	1,335	79,980
Vector Group Ltd.	1,166	25,851
Total Tobacco		562,001
Casino Hotels - 6.3%
Las Vegas Sands Corp.	1,954	121,557
Wynn Resorts Ltd.	409	76,516
Melco Crown Entertainment Ltd. ADR	2,248	59,100
MGM Resorts International*	2,576	58,681
Caesars Entertainment Corp.*,1	1,770	22,267
Boyd Gaming Corp.*	1,761	17,892
Total Casino Hotels		356,013
Hotels&Motels - 5.0%
Hilton Worldwide Holdings, Inc.*	3,370	83,003
Marriott International, Inc. — Class A	1,088	76,051
Starwood Hotels & Resorts Worldwide, Inc.	818	68,066
Wyndham Worldwide Corp.	683	55,501
Total Hotels&Motels		282,621
Television - 3.9%
CBS Corp. — Class B	1,664	89,023
AMC Networks, Inc. — Class A*	600	35,052
Liberty Media Corp. — Class A*	720	33,970
Liberty Media Corp. — Class C*	710	33,363
Sinclair Broadcast Group, Inc. — Class A	1,040	27,134
Total Television		218,542
Cruise Lines - 3.7%
Carnival Corp.	2,389	95,966
Royal Caribbean Cruises Ltd.	977	65,742
Norwegian Cruise Line Holdings Ltd.*	1,280	46,106
Total Cruise Lines		207,814
Beverages-Wine/Spirits - 3.3%
Brown-Forman Corp. — Class B	819	73,890
Constellation Brands, Inc. — Class A*	807	70,338
Diageo plc ADR	340	39,236
Total Beverages-Wine/Spirits		183,464
Entertainment Software - 2.9%
Activision Blizzard, Inc.	3,286	68,316
Electronic Arts, Inc.*	1,610	57,332
Take-Two Interactive Software, Inc.*	1,049	24,200
Glu Mobile, Inc.*	2,340	12,098
Total Entertainment Software		161,946
Brewery - 2.8%
Molson Coors Brewing Co. — Class B	815	60,669
AMBEV S.A. ADR	7,420	48,601
Anheuser-Busch InBev N.V. ADR	418	46,335
Total Brewery		155,605
Broadcast Serv/Program - 2.4%
Discovery Communications, Inc. — Class C*	1,117	41,642
Grupo Televisa SAB ADR	1,217	41,232
Starz — Class A*	1,033	34,172
Nexstar Broadcasting Group, Inc. — Class A	460	18,593
Total Broadcast Serv/Program		135,639
Publishing-Newspapers - 2.1%
News Corp. — Class A*	3,174	51,895
Gannett Company, Inc.	1,439	42,695
New York Times Co. — Class A	1,950	21,879
Total Publishing-Newspapers		116,469

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Broadcast Services/Program - 1.8%
Scripps Networks Interactive, Inc. — Class A	727	$56,771
Discovery Communications, Inc. — Class A*	1,117	42,223
Total Broadcast Services/Program		98,994
Toys - 1.8%
Mattel, Inc.	1,716	52,595
Hasbro, Inc.	837	46,031
Total Toys		98,626
Resorts/Theme Parks - 1.5%
Six Flags Entertainment Corp.	918	31,570
Vail Resorts, Inc.	350	30,366
SeaWorld Entertainment, Inc.	1,150	22,115
Total Resorts/Theme Parks		84,051
Casino Services - 1.2%
International Game Technology	2,086	35,191
Bally Technologies, Inc.*	370	29,859
Total Casino Services		65,050
Motion Pictures&Services - 1.2%
Lions Gate Entertainment Corp.	1,093	36,036
DreamWorks Animation SKG, Inc. — Class A*	1,040	28,361
Total Motion Pictures&Services		64,397
Theaters - 1.1%
Cinemark Holdings, Inc.	995	33,870
Regal Entertainment Group — Class A	1,510	30,019
Total Theaters		63,889
Motorcycle/Motor Scooter - 1.1%
Harley-Davidson, Inc.	1,033	60,121
Recreational Vehicles - 1.0%
Polaris Industries, Inc.	358	53,625
Professional Sports - 0.7%
Madison Square Garden Co. — Class A*	600	39,672
Commercial Services - 0.7%
Live Nation Entertainment, Inc.*	1,542	37,039
Leisure & Recreation Products - 0.6%
Brunswick Corp.	783	32,996
Auto-Cars/Light Trucks - 0.6%
Kandi Technologies Group, Inc.*	2,440	31,696
Publishing-Periodicals - 0.5%
Time, Inc.*	1,160	27,179
Recreational Centers - 0.4%
Life Time Fitness, Inc.*	481	24,262
Internet Application Software - 0.4%
Zynga, Inc. — Class A*	8,840	23,868
Gambling (Non-Hotel) - 0.4%
Pinnacle Entertainment, Inc.*	820	20,574
Firearms&Ammunition - 0.3%
Sturm Ruger & Company, Inc.1	360	17,528
Total Common Stocks
(Cost $2,624,441)		5,570,753

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$20,485	20,485
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	3,358	3,358
Total Securities Lending Collateral
(Cost $23,843)		23,843
Total Investments - 99.9%
(Cost $2,648,284)		$5,594,596
Other Assets & Liabilities, net - 0.1%		4,978
Total Net Assets - 100.0%		$5,599,574

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Securities lending collateral ― See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 86.5%
Consumer, Non-cyclical - 26.8%
Salix Pharmaceuticals Ltd.*,1	1,034	$161,552
Endo International plc*,1	2,343	160,121
Myriad Genetics, Inc.*,2	4,091	157,791
Centene Corp.*,1	1,900	157,150
Humana, Inc.1	1,200	156,348
Molson Coors Brewing Co. — Class B1	2,100	156,324
Premier, Inc. — Class A*,1	4,703	154,541
Dr Pepper Snapple Group, Inc.1	2,400	154,344
Tyson Foods, Inc. — Class A1	3,900	153,543
Patterson Companies, Inc.1	3,700	153,291
Zoetis, Inc.1	4,145	153,158
Coca-Cola Co.1	3,581	152,765
Eli Lilly & Co.1	2,341	151,814
Cardinal Health, Inc.1	2,020	151,338
United Therapeutics Corp.*,1	1,173	150,906
Perrigo Company plc1	1,003	150,641
Pinnacle Foods, Inc.1	4,600	150,190
Pilgrim's Pride Corp.*,1	4,900	149,744
Johnson & Johnson1	1,400	149,226
PepsiCo, Inc.1	1,600	148,944
Merck & Company, Inc.1	2,500	148,200
Archer-Daniels-Midland Co.1	2,900	148,190
Constellation Brands, Inc. — Class A*,1	1,700	148,172
Pfizer, Inc.1	5,010	148,146
JM Smucker Co.1	1,493	147,792
Health Net, Inc.*,1	3,200	147,552
Scotts Miracle-Gro Co. — Class A1	2,674	147,070
Kraft Foods Group, Inc.1	2,606	146,978
AmerisourceBergen Corp. — Class A1	1,900	146,870
Hospira, Inc.*,1	2,820	146,724
Monster Beverage Corp.*,1	1,600	146,672
Coca-Cola Enterprises, Inc.1	3,300	146,388
Aetna, Inc.1	1,800	145,800
Quest Diagnostics, Inc.1	2,400	145,632
McCormick & Company, Inc.1	2,160	144,504
Mallinckrodt plc*,1	1,600	144,240
Flowers Foods, Inc.1	7,855	144,218
Mylan, Inc.*,1	3,170	144,203
WellPoint, Inc.1	1,200	143,544
DeVry Education Group, Inc.1	3,345	143,199
Jazz Pharmaceuticals plc*,1	889	142,738
H&R Block, Inc.1	4,600	142,646
Ingredion, Inc.1	1,878	142,334
RR Donnelley & Sons Co.1	8,592	141,424
Hill-Rom Holdings, Inc.1	3,413	141,401
Avis Budget Group, Inc.*,1	2,400	131,736
Seattle Genetics, Inc.*,1	3,478	129,312
Apollo Education Group, Inc. — Class A*,1	5,100	128,265
Clorox Co.1	970	93,159
Bristol-Myers Squibb Co.1	1,800	92,124
Gilead Sciences, Inc.*,1	647	68,873
Cubist Pharmaceuticals, Inc.*,1	919	60,966
McKesson Corp.1	300	58,401
Catamaran Corp.*,1	1,200	50,580
Henry Schein, Inc.*,1	300	34,941
Alnylam Pharmaceuticals, Inc.*,1	377	29,444
Campbell Soup Co.1	459	19,613
ConAgra Foods, Inc.1	571	18,866
Vectrus, Inc.*	460	8,979
Total Consumer, Non-cyclical		7,633,627
Industrial - 12.1%
Kansas City Southern1	1,300	157,559
Norfolk Southern Corp.1	1,384	154,454
Union Pacific Corp.1	1,400	151,788
CSX Corp.1	4,730	151,644
Landstar System, Inc.1	2,088	150,732
J.B. Hunt Transport Services, Inc.1	2,020	149,581
Old Dominion Freight Line, Inc.*,1	2,115	149,404
Genesee & Wyoming, Inc. — Class A*,1	1,560	148,684
Covanta Holding Corp.1	6,987	148,264
AMERCO1	556	145,611
Kirby Corp.*,1	1,233	145,309
TransDigm Group, Inc.1	786	144,883
AVX Corp.1	10,828	143,797
Ryder System, Inc.1	1,595	143,502
Martin Marietta Materials, Inc.1	1,100	141,834
Clean Harbors, Inc.*,1	2,617	141,109
Exelis, Inc.1	8,276	136,885
Gentex Corp.1	5,059	135,429
Con-way, Inc.1	2,843	135,043
SunPower Corp. — Class A*	3,974	134,639
Vishay Intertechnology, Inc.1	9,263	132,368
Tech Data Corp.*,1	2,200	129,492
Knowles Corp.*,1	4,860	128,790
National Instruments Corp.1	3,322	102,749
Hexcel Corp.*,1	757	30,053
Total Industrial		3,433,603
Technology - 11.0%
Apple, Inc.1	1,500	151,125
NCR Corp.*,1	4,500	150,345
Linear Technology Corp.1	3,348	148,617
Maxim Integrated Products, Inc.1	4,908	148,418
Microchip Technology, Inc.1	3,133	147,972
Avago Technologies Ltd.1	1,699	147,813
Western Digital Corp.1	1,500	145,980
IPG Photonics Corp.*	2,120	145,814
Stratasys Ltd.*,1	1,200	144,936
Marvell Technology Group Ltd.1	10,743	144,816
Hewlett-Packard Co.1	4,070	144,363
Teradyne, Inc.1	7,255	140,674
Diebold, Inc.1	3,931	138,843
Pitney Bowes, Inc.1	5,520	137,945
Atmel Corp.*,1	17,050	137,764
ON Semiconductor Corp.*,1	15,389	137,578
Freescale Semiconductor Ltd.*,1	7,006	136,827
First Solar, Inc.*,1	2,059	135,503

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Technology - 11.0% (continued)
Cree, Inc.*,1	3,214	$131,613
Lexmark International, Inc. — Class A1	3,034	128,945
Advanced Micro Devices, Inc.*,2	36,306	123,803
Altera Corp.1	3,373	120,686
EMC Corp.1	1,000	29,260
Total Technology		3,119,640
Consumer, Cyclical - 10.5%
Darden Restaurants, Inc.1	3,100	159,526
Wendy's Co.1	18,900	156,114
Southwest Airlines Co.1	4,487	151,527
TRW Automotive Holdings Corp.*,1	1,490	150,862
Wynn Resorts Ltd.1	800	149,664
Brinker International, Inc.1	2,900	147,291
Spirit Airlines, Inc.*,1	2,116	146,300
Gaming and Leisure Properties, Inc.1	4,600	142,140
Dolby Laboratories, Inc. — Class A*,1	3,350	139,997
Regal Entertainment Group — Class A1	7,038	139,915
Ingram Micro, Inc. — Class A*,1	5,400	139,375
American Airlines Group, Inc.1	3,922	139,153
Delta Air Lines, Inc.1	3,776	136,502
United Continental Holdings, Inc.*,1	2,913	136,299
Alaska Air Group, Inc.1	3,124	136,019
Visteon Corp.*,1	1,390	135,177
Goodyear Tire & Rubber Co.1	5,956	134,516
Lear Corp.1	1,494	129,097
BorgWarner, Inc.1	2,432	127,948
Copa Holdings S.A. — Class A1	1,153	123,705
McDonald's Corp.1	900	85,329
Taylor Morrison Home Corp. — Class A*,1	4,981	80,792
Coach, Inc.1	300	10,683
SeaWorld Entertainment, Inc.1	300	5,769
Total Consumer, Cyclical		3,003,700
Financial - 8.7%
Interactive Brokers Group, Inc. — Class A1	6,124	152,794
NorthStar Realty Finance Corp.1	8,400	148,427
Artisan Partners Asset Management, Inc. — Class A1	2,836	147,614
Bank of New York Mellon Corp.1	3,801	147,213
Waddell & Reed Financial, Inc. — Class A1	2,800	144,732
Federated Investors, Inc. — Class B1	4,900	143,864
Eaton Vance Corp.1	3,800	143,374
SLM Corp.1	16,653	142,550
American National Insurance Co.1	1,267	142,411
Starwood Property Trust, Inc.1	6,373	139,950
MFA Financial, Inc.1	17,924	139,449
American Realty Capital Properties, Inc.	11,540	139,173
Chimera Investment Corp.1	45,443	138,147
Rayonier, Inc.1	4,400	137,015
Two Harbors Investment Corp.1	14,119	136,531
Annaly Capital Management, Inc.1	12,773	136,416
American Capital Agency Corp.1	6,388	135,745
Realogy Holdings Corp.*,1	1,000	37,200
HCP, Inc.1	400	15,884
Total Financial		2,468,489
Communications - 7.5%
Graham Holdings Co. — Class B1	295	206,379
zulily, Inc. — Class A*,2	4,220	159,896
AOL, Inc.*,1	3,493	157,010
Verizon Communications, Inc.1	3,078	153,870
CenturyLink, Inc.1	3,741	152,969
Facebook, Inc. — Class A*,1	1,928	152,390
Frontier Communications Corp.	23,131	150,583
Yahoo!, Inc.*,1	3,663	149,267
Liberty Ventures*,1	3,789	143,830
Clear Channel Outdoor Holdings, Inc. — Class A1	21,273	143,380
Windstream Holdings, Inc.2	13,206	142,361
Pandora Media, Inc.*,1	5,555	134,209
Yelp, Inc. — Class A*,1	1,799	122,782
F5 Networks, Inc.*,1	800	94,992
Motorola Solutions, Inc.1	600	37,968
Rackspace Hosting, Inc.*,1	733	23,859
Total Communications		2,125,745
Basic Materials - 5.0%
Ashland, Inc.1	1,404	146,157
Reliance Steel & Aluminum Co.1	2,100	143,640
Alcoa, Inc.1	8,817	141,866
Cabot Corp.1	2,764	140,328
Southern Copper Corp.1	4,703	139,444
Compass Minerals International, Inc.1	1,651	139,146
Royal Gold, Inc.1	2,030	131,828
Tahoe Resources, Inc.*,1	6,357	129,047
Carpenter Technology Corp.1	2,800	126,420
Cliffs Natural Resources, Inc.2	10,700	111,066
LyondellBasell Industries N.V. — Class A1	300	32,598
United States Steel Corp.1	800	31,336
Newmont Mining Corp.1	700	16,135
Total Basic Materials		1,429,011
Utilities - 2.6%
Hawaiian Electric Industries, Inc.2	5,858	155,529
TECO Energy, Inc.1	8,333	144,828
Questar Corp.1	6,440	143,548
Pinnacle West Capital Corp.1	2,600	142,064
Public Service Enterprise Group, Inc.1	1,800	67,032
Consolidated Edison, Inc.1	1,000	56,660
Great Plains Energy, Inc.1	837	20,230
Total Utilities		729,891

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 86.5% (continued)
Energy - 1.8%
CVR Energy, Inc.2	3,081	$137,813
PBF Energy, Inc. — Class A1	5,532	132,768
Valero Energy Corp.1	2,800	129,556
Seadrill Ltd.	4,092	109,502
Total Energy		509,639
Diversified - 0.5%
Liberty TripAdvisor Holdings, Inc. — Class A*,1	4,289	145,396
Total Common Stocks
(Cost $24,489,177)		24,598,741

MUTUAL FUNDS† - 7.1%
Guggenheim Strategy Fund I3	80,618	2,007,379
Guggenheim Strategy Fund II3	377	9,379
Total Mutual Funds
(Cost $2,022,389)		2,016,758

	Face Amount
REPURCHASE AGREEMENTS††,4 - 5.4%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$387,140	387,140
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	387,140	387,140
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	387,140	387,140
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	387,140	387,140
Total Repurchase Agreements
(Cost $1,548,560)		1,548,560

SECURITIES LENDING COLLATERAL††,5 - 2.9%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	697,661	697,661
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	114,371	114,371
Total Securities Lending Collateral
(Cost $812,032)		812,032
Total Investments - 101.9%
(Cost $28,872,157)		$28,976,091

	Shares
COMMON STOCKS SOLD SHORT† - (32.6)%
Basic Materials - (0.4)%
Domtar Corp.	120	(4,216)
Freeport-McMoRan, Inc.	3,102	(101,280)
Total Basic Materials		(105,496)
Utilities - (0.5)%
Calpine Corp.*	3,210	(69,657)
AES Corp.	5,168	(73,282)
Total Utilities		(142,939)
Technology - (1.3)%
Rovi Corp.*	240	(4,739)
Solera Holdings, Inc.	1,190	(67,068)
salesforce.com, Inc.*	1,228	(70,647)
Oracle Corp.	1,847	(70,703)
Nuance Communications, Inc.*	4,595	(70,832)
Microsoft Corp.	1,597	(74,037)
Total Technology		(358,026)
Communications - (1.8)%
Google, Inc. — Class C*	59	(34,064)
Liberty Global plc — Class A*	858	(36,499)
Liberty Global plc	894	(36,668)
Liberty Media Corp. — Class C*	1,215	(57,093)
United States Cellular Corp.*	1,950	(69,186)
T-Mobile US, Inc.*	2,470	(71,309)
Sprint Corp.*	11,440	(72,530)
SBA Communications Corp. — Class A*	660	(73,194)
Walt Disney Co.	834	(74,251)
Total Communications		(524,794)
Energy - (2.7)%
Oasis Petroleum, Inc.*	560	(23,414)
Peabody Energy Corp.	3,980	(49,272)
Williams Companies, Inc.	1,182	(65,424)
Continental Resources, Inc.*	995	(66,148)
National Oilwell Varco, Inc.	907	(69,023)
Dril-Quip, Inc.*	775	(69,285)
Unit Corp.*	1,190	(69,794)
FMC Technologies, Inc.*	1,301	(70,657)
Concho Resources, Inc.*	567	(71,096)
QEP Resources, Inc.	2,338	(71,963)
Cheniere Energy, Inc.*	904	(72,347)
Antero Resources Corp.*	1,331	(73,058)
Total Energy		(771,481)
Consumer, Non-cyclical - (3.1)%
Avery Dennison Corp.	1,540	(68,761)
Avon Products, Inc.	5,490	(69,174)
Coty, Inc. — Class A	4,280	(70,834)
Sprouts Farmers Market, Inc.*	2,450	(71,222)
United Rentals, Inc.*	648	(71,993)
Abbott Laboratories	1,763	(73,323)
Moody's Corp.	788	(74,466)
Estee Lauder Companies, Inc. — Class A	1,001	(74,795)
Procter & Gamble Co.	903	(75,617)
Kimberly-Clark Corp.	705	(75,837)
Colgate-Palmolive Co.	1,164	(75,916)
Altria Group, Inc.	1,741	(79,982)
Total Consumer, Non-cyclical		(881,920)
Consumer, Cyclical - (4.9)%
Ross Stores, Inc.	197	(14,889)
Rite Aid Corp.*	11,470	(55,515)
Ascena Retail Group, Inc.*	4,382	(58,281)
Kate Spade & Co.*	2,343	(61,457)
CarMax, Inc.*	1,429	(66,377)
The Gap, Inc.	1,697	(70,748)
LKQ Corp.*	2,669	(70,969)
Tiffany & Co.	741	(71,366)
Allison Transmission Holdings, Inc.	2,509	(71,481)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (32.6)% (continued)
Consumer, Cyclical - (4.9)% (continued)
Advance Auto Parts, Inc.	554	$(72,186)
AutoZone, Inc.*	142	(72,372)
O'Reilly Automotive, Inc.*	484	(72,774)
TJX Companies, Inc.	1,252	(74,081)
Lowe's Companies, Inc.	1,419	(75,093)
Genuine Parts Co.	860	(75,431)
Bed Bath & Beyond, Inc.*	1,151	(75,770)
Home Depot, Inc.	843	(77,337)
Nu Skin Enterprises, Inc. — Class A	1,819	(81,910)
DreamWorks Animation SKG, Inc. — Class A*	3,310	(90,264)
Ulta Salon Cosmetics & Fragrance, Inc.*	773	(91,345)
Total Consumer, Cyclical		(1,399,646)
Financial - (8.4)%
Crown Castle International Corp.	165	(13,287)
SunTrust Banks, Inc.	455	(17,304)
BankUnited, Inc.	730	(22,258)
General Growth Properties, Inc.	1,164	(27,412)
Markel Corp.*	81	(51,528)
People's United Financial, Inc.	4,697	(67,966)
Ocwen Financial Corp.*	2,673	(69,979)
Prologis, Inc.	1,859	(70,084)
PacWest Bancorp	1,720	(70,916)
AvalonBay Communities, Inc.	504	(71,049)
Popular, Inc.*	2,420	(71,233)
CIT Group, Inc.	1,550	(71,238)
Genworth Financial, Inc. — Class A*	5,446	(71,343)
Synovus Financial Corp.	3,020	(71,393)
Equity Residential	1,164	(71,679)
Signature Bank*	640	(71,718)
American Tower Corp. — Class A	770	(72,095)
Boston Properties, Inc.	627	(72,582)
Simon Property Group, Inc.	443	(72,838)
Public Storage	440	(72,970)
American International Group, Inc.	1,356	(73,251)
Loews Corp.	1,760	(73,322)
Visa, Inc. — Class A	344	(73,399)
MetLife, Inc.	1,370	(73,596)
New York Community Bancorp, Inc.	4,643	(73,684)
American Express Co.	845	(73,972)
SVB Financial Group*	660	(73,979)
First Horizon National Corp.	6,030	(74,048)
TFS Financial Corp.	5,190	(74,321)
ACE Ltd.	712	(74,668)
Citigroup, Inc.	1,441	(74,673)
Zions Bancorporation	2,570	(74,684)
Wells Fargo & Co.	1,453	(75,367)
JPMorgan Chase & Co.	1,255	(75,601)
Travelers Companies, Inc.	810	(76,091)
Bank of America Corp.	4,532	(77,270)
Total Financial		(2,392,798)
Industrial - (9.5)%
Thermo Fisher Scientific, Inc.	229	(27,869)
Caterpillar, Inc.	541	(53,575)
Xylem, Inc.	1,631	(57,884)
Owens-Illinois, Inc.*	2,370	(61,739)
Manitowoc Company, Inc.	2,670	(62,612)
Trinity Industries, Inc.	1,417	(66,202)
Crown Holdings, Inc.*	1,510	(67,225)
Colfax Corp.*	1,181	(67,282)
Greif, Inc. — Class A	1,540	(67,467)
Jacobs Engineering Group, Inc.*	1,399	(68,299)
USG Corp.*	2,500	(68,725)
Packaging Corporation of America	1,080	(68,926)
Rock-Tenn Co. — Class A	1,460	(69,467)
Lennox International, Inc.	910	(69,952)
Silgan Holdings, Inc.	1,490	(70,030)
Flowserve Corp.	994	(70,097)
Fluor Corp.	1,052	(70,263)
Zebra Technologies Corp. — Class A*	1,000	(70,970)
Sonoco Products Co.	1,810	(71,115)
Sealed Air Corp.	2,040	(71,155)
Bemis Company, Inc.	1,880	(71,477)
AMETEK, Inc.	1,425	(71,549)
Acuity Brands, Inc.	608	(71,568)
AptarGroup, Inc.	1,180	(71,626)
Ball Corp.	1,140	(72,128)
Carlisle Companies, Inc.	900	(72,342)
Armstrong World Industries, Inc.*	1,296	(72,576)
Wabtec Corp.	900	(72,936)
Snap-on, Inc.	604	(73,132)
Danaher Corp.	969	(73,625)
General Electric Co.	2,889	(74,016)
Agilent Technologies, Inc.	1,300	(74,074)
3M Co.	523	(74,098)
Roper Industries, Inc.	510	(74,608)
Masco Corp.	3,130	(74,870)
United Parcel Service, Inc. — Class B	769	(75,585)
Middleby Corp.*	862	(75,968)
FedEx Corp.	492	(79,433)
Teekay Corp.	1,245	(82,618)
Total Industrial		(2,709,083)
Total Common Stocks Sold Short
(Proceeds $9,431,287)		(9,286,183)
Total Securities Sold Short- (32.6)%
(Proceeds $9,431,287)		$(9,286,183)
Other Assets & Liabilities, net - 30.7%		8,740,135
Total Net Assets - 100.0%		$28,430,043

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as short security collateral at September 30, 2014.
2	All or portion of this security is on loan at September 30, 2014 — See Note 5.
3	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
4	Repurchase Agreements — See Note 4.
5	Securities lending collateral — See Note 5.
plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 75.3%
Financial - 16.3%
SL Green Realty Corp.	498	$50,456
Realty Income Corp.	1,159	47,276
Federal Realty Investment Trust	353	41,817
Everest Re Group Ltd.	237	38,396
Arthur J Gallagher & Co.	828	37,558
New York Community Bancorp, Inc.	2,305	36,581
UDR, Inc.	1,311	35,724
Alleghany Corp.*	85	35,543
Raymond James Financial, Inc.	655	35,095
Camden Property Trust	446	30,564
Duke Realty Corp.	1,777	30,530
Extra Space Storage, Inc.	574	29,601
SVB Financial Group*	264	29,592
Jones Lang LaSalle, Inc.	233	29,437
Signature Bank*	262	29,360
Reinsurance Group of America, Inc. — Class A	357	28,606
Protective Life Corp.	411	28,528
Alexandria Real Estate Equities, Inc.	374	27,582
Regency Centers Corp.	481	25,892
Kilroy Realty Corp.	433	25,738
Mid-America Apartment Communities, Inc.	392	25,735
Liberty Property Trust	771	25,643
East West Bancorp, Inc.	747	25,398
WR Berkley Corp.	531	25,382
HCC Insurance Holdings, Inc.	521	25,159
Taubman Centers, Inc.	330	24,090
CBOE Holdings, Inc.	444	23,765
Eaton Vance Corp.	618	23,317
Waddell & Reed Financial, Inc. — Class A	440	22,744
Omega Healthcare Investors, Inc.	663	22,668
American Financial Group, Inc.	390	22,577
National Retail Properties, Inc.	651	22,505
Senior Housing Properties Trust	1,061	22,196
Cullen/Frost Bankers, Inc.	285	21,805
RenaissanceRe Holdings Ltd.	211	21,098
Hospitality Properties Trust	780	20,943
Corrections Corporation of America	606	20,822
PacWest Bancorp	504	20,780
BioMed Realty Trust, Inc.	1,016	20,523
Rayonier, Inc.	659	20,521
American Campus Communities, Inc.	546	19,902
Brown & Brown, Inc.	617	19,837
SLM Corp.	2,202	18,849
City National Corp.	249	18,842
LaSalle Hotel Properties	542	18,558
Weingarten Realty Investors	586	18,459
Highwoods Properties, Inc.	471	18,322
Commerce Bancshares, Inc.	410	18,304
Old Republic International Corp.	1,263	18,036
Prosperity Bancshares, Inc.	312	17,837
Home Properties, Inc.	298	17,356
Synovus Financial Corp.	724	17,116
Umpqua Holdings Corp.	973	16,025
First Niagara Financial Group, Inc.	1,843	15,352
First Horizon National Corp.	1,235	15,166
FirstMerit Corp.	861	15,154
First American Financial Corp.	558	15,133
Federated Investors, Inc. — Class B	497	14,592
Aspen Insurance Holdings Ltd.	341	14,585
StanCorp Financial Group, Inc.	228	14,405
Washington Prime Group, Inc.	808	14,124
Hanover Insurance Group, Inc.	229	14,065
Associated Banc-Corp.	806	14,041
Webster Financial Corp.	470	13,696
Hancock Holding Co.	426	13,653
Primerica, Inc.	283	13,646
TCF Financial Corp.	869	13,496
Bank of Hawaii Corp.	230	13,066
Corporate Office Properties Trust	457	11,754
Janus Capital Group, Inc.	773	11,239
Fulton Financial Corp.	978	10,836
Washington Federal, Inc.	518	10,546
Valley National Bancorp	992	9,612
Cathay General Bancorp	386	9,584
Mercury General Corp.	189	9,225
BancorpSouth, Inc.	445	8,962
Kemper Corp.	261	8,913
Equity One, Inc.	400	8,652
Alexander & Baldwin, Inc.	236	8,489
Potlatch Corp.	211	8,484
Mack-Cali Realty Corp.	436	8,332
Trustmark Corp.	351	8,085
International Bancshares Corp.	303	7,474
Astoria Financial Corp.	456	5,650
Total Financial		1,729,001
Industrial - 14.0%
B/E Aerospace, Inc.*	548	45,999
Trimble Navigation Ltd.*	1,354	41,297
Wabtec Corp.	502	40,682
Energizer Holdings, Inc.	322	39,674
Mettler-Toledo International, Inc.*	150	38,420
Trinity Industries, Inc.	813	37,983
Rock-Tenn Co. — Class A	746	35,494
J.B. Hunt Transport Services, Inc.	479	35,470
Kirby Corp.*	297	35,001
Hubbell, Inc. — Class B	283	34,110
Fortune Brands Home & Security, Inc.	825	33,916
Packaging Corporation of America	512	32,676
Waste Connections, Inc.	646	31,344
IDEX Corp.	417	30,178
Avnet, Inc.	720	29,880

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Industrial - 14.0% (continued)
Lincoln Electric Holdings, Inc.	414	$28,622
Donaldson Company, Inc.	692	28,116
Carlisle Companies, Inc.	334	26,847
Eagle Materials, Inc.	261	26,578
Acuity Brands, Inc.	225	26,485
Huntington Ingalls Industries, Inc.	253	26,365
Genesee & Wyoming, Inc. — Class A*	266	25,352
Old Dominion Freight Line, Inc.*	354	25,007
Nordson Corp.	306	23,277
Graco, Inc.	313	22,843
ITT Corp.	477	21,436
Alliant Techsystems, Inc.	166	21,188
SPX Corp.	222	20,852
Sonoco Products Co.	530	20,824
URS Corp.	360	20,740
AptarGroup, Inc.	339	20,577
Gentex Corp.	761	20,371
AGCO Corp.	444	20,184
Zebra Technologies Corp. — Class A*	264	18,736
AO Smith Corp.	394	18,628
Esterline Technologies Corp.*	166	18,471
Valmont Industries, Inc.	136	18,350
Terex Corp.	574	18,236
Cognex Corp.*	452	18,202
Lennox International, Inc.	233	17,911
AECOM Technology Corp.*	518	17,483
Triumph Group, Inc.	268	17,433
Kennametal, Inc.	410	16,937
Timken Co.	397	16,829
Landstar System, Inc.	233	16,820
CLARCOR, Inc.	263	16,590
FEI Co.	219	16,517
Crane Co.	258	16,308
Exelis, Inc.	981	16,226
National Instruments Corp.	524	16,208
Clean Harbors, Inc.*	287	15,475
Regal-Beloit Corp.	235	15,099
Woodward, Inc.	304	14,476
Belden, Inc.	225	14,405
Con-way, Inc.	300	14,250
KBR, Inc.	756	14,235
GATX Corp.	233	13,600
Knowles Corp.*	443	11,740
Tech Data Corp.*	199	11,713
Silgan Holdings, Inc.	228	10,716
Tidewater, Inc.	259	10,109
Vishay Intertechnology, Inc.	706	10,089
Louisiana-Pacific Corp.*	736	10,002
Worthington Industries, Inc.	265	9,863
TimkenSteel Corp.	199	9,252
Harsco Corp.	421	9,014
MSA Safety, Inc.	164	8,102
Itron, Inc.*	204	8,019
Greif, Inc. — Class A	176	7,711
Granite Construction, Inc.	187	5,948
Werner Enterprises, Inc.	232	5,846
Total Industrial		1,493,337
Consumer, Non-cyclical - 13.1%
Endo International plc	799	54,611
Salix Pharmaceuticals Ltd.*	332	51,872
Henry Schein, Inc.*	442	51,480
Church & Dwight Company, Inc.	696	48,831
Cooper Companies, Inc.	251	39,093
Jarden Corp.*	621	37,329
Towers Watson & Co. — Class A	366	36,417
ResMed, Inc.1	730	35,967
Gartner, Inc.*	463	34,017
WhiteWave Foods Co. — Class A*	907	32,951
Community Health Systems, Inc.*	600	32,874
Omnicare, Inc.	510	31,753
United Therapeutics Corp.*	246	31,647
IDEXX Laboratories, Inc.*	262	30,871
Hologic, Inc.*	1,258	30,607
Ingredion, Inc.	388	29,407
Manpowergroup, Inc.	415	29,092
MEDNAX, Inc.*	522	28,616
Hain Celestial Group, Inc.*	262	26,816
Cubist Pharmaceuticals, Inc.*	394	26,138
CDK Global, Inc.*	835	25,543
Centene Corp.*	305	25,226
Global Payments, Inc.	355	24,807
SEI Investments Co.	681	24,625
Service Corporation International	1,100	23,254
Covance, Inc.*	294	23,138
Teleflex, Inc.	216	22,689
WEX, Inc.*	202	22,285
Sirona Dental Systems, Inc.*	288	22,084
Align Technology, Inc.*	379	19,587
Health Net, Inc.*	418	19,274
Tupperware Brands Corp.	262	18,088
Live Nation Entertainment, Inc.*	752	18,063
Techne Corp.	193	18,055
VCA, Inc.*	449	17,659
Flowers Foods, Inc.	960	17,626
RR Donnelley & Sons Co.	1,040	17,119
STERIS Corp.	309	16,674
LifePoint Hospitals, Inc.*	235	16,260
United Natural Foods, Inc.*	259	15,918
Charles River Laboratories International, Inc.*	243	14,517
Deluxe Corp.	259	14,286
WellCare Health Plans, Inc.*	229	13,818
CoreLogic, Inc.*	475	12,858
Scotts Miracle-Gro Co. — Class A	233	12,815
DeVry Education Group, Inc.	299	12,800
Apollo Education Group, Inc. — Class A*	508	12,776
Hill-Rom Holdings, Inc.	299	12,388
Bio-Rad Laboratories, Inc. — Class A*	107	12,134

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Consumer, Non-cyclical - 13.1% (continued)
Sotheby's	320	$11,430
Leidos Holdings, Inc.	324	11,123
Corporate Executive Board Co.	176	10,572
Rollins, Inc.	334	9,780
SUPERVALU, Inc.*	1,073	9,593
Convergys Corp.	526	9,373
HMS Holdings Corp.*	457	8,614
Lancaster Colony Corp.	101	8,613
Rent-A-Center, Inc.	275	8,346
Aaron's, Inc.	335	8,147
Thoratec Corp.*	293	7,832
Post Holdings, Inc.*	233	7,731
FTI Consulting, Inc.*	213	7,446
Dean Foods Co.	488	6,466
Civeo Corp.	556	6,455
Universal Corp.	121	5,371
Tootsie Roll Industries, Inc.	104	2,911
Total Consumer, Non-cyclical		1,386,558
Consumer, Cyclical - 9.6%
Hanesbrands, Inc.	519	55,761
Advance Auto Parts, Inc.	380	49,514
Signet Jewelers Ltd.	418	47,614
Polaris Industries, Inc.	316	47,334
LKQ Corp.*	1,572	41,799
Foot Locker, Inc.	748	41,627
Alaska Air Group, Inc.	702	30,565
Williams-Sonoma, Inc.	456	30,356
Arrow Electronics, Inc.*	515	28,505
Toll Brothers, Inc.*	843	26,268
NVR, Inc.*	21	23,730
MSC Industrial Direct Company, Inc. — Class A	267	22,818
Dick's Sporting Goods, Inc.	518	22,730
Domino's Pizza, Inc.	287	22,088
Panera Bread Co. — Class A*	134	21,804
International Game Technology	1,287	21,712
Carter's, Inc.	277	21,473
Ingram Micro, Inc. — Class A*	810	20,906
Brunswick Corp.	484	20,396
Oshkosh Corp.	443	19,558
Copart, Inc.*	591	18,507
Cinemark Holdings, Inc.	542	18,450
Tempur Sealy International, Inc.*	317	17,806
Deckers Outdoor Corp.*	180	17,492
Kate Spade & Co.*	661	17,338
Brinker International, Inc.	336	17,065
Bally Technologies, Inc.*	200	16,140
JC Penney Company, Inc.*	1,587	15,933
World Fuel Services Corp.	376	15,010
Cabela's, Inc.*	248	14,607
CST Brands, Inc.	394	14,164
JetBlue Airways Corp.*	1,277	13,562
Abercrombie & Fitch Co. — Class A	372	13,518
American Eagle Outfitters, Inc.	911	13,228
Office Depot, Inc.*	2,519	12,948
Big Lots, Inc.	292	12,570
Thor Industries, Inc.	241	12,412
Watsco, Inc.	142	12,238
Wendy's Co.	1,433	11,837
Chico's FAS, Inc.	796	11,757
Cheesecake Factory, Inc.	240	10,920
Owens & Minor, Inc.	328	10,739
HSN, Inc.	169	10,372
DreamWorks Animation SKG, Inc. — Class A*	375	10,226
ANN, Inc.*	238	9,789
Life Time Fitness, Inc.*	187	9,432
Herman Miller, Inc.	309	9,223
Ascena Retail Group, Inc.*	682	9,071
HNI Corp.	235	8,458
Guess?, Inc.	333	7,316
KB Home	474	7,082
MDC Holdings, Inc.	203	5,140
International Speedway Corp. — Class A	146	4,619
Total Consumer, Cyclical		1,025,527
Technology - 7.1%
Skyworks Solutions, Inc.	987	57,294
ANSYS, Inc.*	479	36,246
Synopsys, Inc.*	811	32,193
Concur Technologies, Inc.*	249	31,578
NCR Corp.*	875	29,234
MSCI, Inc. — Class A*	607	28,541
Cadence Design Systems, Inc.*	1,510	25,987
Broadridge Financial Solutions, Inc.	622	25,894
Cree, Inc.*	625	25,594
3D Systems Corp.*,1	538	24,947
SunEdison, Inc.*	1,302	24,582
Jack Henry & Associates, Inc.	430	23,933
PTC, Inc.*	611	22,546
Ultimate Software Group, Inc.*	147	20,802
Teradyne, Inc.	1,066	20,670
VeriFone Systems, Inc.*	589	20,250
Solera Holdings, Inc.	357	20,121
Informatica Corp.*	573	19,620
Atmel Corp.*	2,180	17,614
Riverbed Technology, Inc.*	832	15,429
International Rectifier Corp.*	373	14,637
SolarWinds, Inc.*	342	14,381
Lexmark International, Inc. — Class A	324	13,770
DST Systems, Inc.	159	13,343
Integrated Device Technology, Inc.*	775	12,361
Compuware Corp.	1,146	12,159
Diebold, Inc.	336	11,868
Allscripts Healthcare Solutions, Inc.*	882	11,832
CommVault Systems, Inc.*	222	11,189
ACI Worldwide, Inc.*	594	11,143
Advanced Micro Devices, Inc.*	3,239	11,045
Mentor Graphics Corp.	503	10,309

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 75.3% (continued)
Technology - 7.1% (continued)
Rovi Corp.*	493	$9,734
Fairchild Semiconductor International, Inc. — Class A*	626	9,722
Intersil Corp. — Class A	674	9,578
Semtech Corp.*	351	9,530
Science Applications International Corp.	211	9,333
Fair Isaac Corp.	167	9,202
Silicon Laboratories, Inc.*	210	8,534
Cypress Semiconductor Corp.	763	7,535
Advent Software, Inc.	231	7,290
Acxiom Corp.*	402	6,653
Total Technology		758,223
Energy - 4.0%
HollyFrontier Corp.	1,034	45,165
Oceaneering International, Inc.	562	36,626
Dresser-Rand Group, Inc.*	399	32,822
Energen Corp.	381	27,524
SM Energy Co.	351	27,379
Superior Energy Services, Inc.	806	26,493
WPX Energy, Inc.*	1,057	25,431
Patterson-UTI Energy, Inc.	761	24,755
Gulfport Energy Corp.*	445	23,763
Dril-Quip, Inc.*	208	18,595
Peabody Energy Corp.	1,414	17,505
Oil States International, Inc.*	282	17,456
NOW, Inc.*	558	16,969
Rowan Companies plc — Class A	648	16,401
Rosetta Resources, Inc.*	320	14,259
Unit Corp.*	240	14,076
Atwood Oceanics, Inc.*	312	13,631
Murphy USA, Inc.*	224	11,885
Helix Energy Solutions Group, Inc.*	511	11,273
CARBO Ceramics, Inc.	102	6,041
Total Energy		428,049
Communications - 3.9%
Equinix, Inc.*	277	58,857
tw telecom, Inc. — Class A*	719	29,918
FactSet Research Systems, Inc.	204	24,792
Lamar Advertising Co. — Class A	417	20,537
Rackspace Hosting, Inc.*	618	20,116
ARRIS Group, Inc.*	686	19,452
TIBCO Software, Inc.*	794	18,762
AOL, Inc.*	410	18,430
Fortinet, Inc.*	716	18,090
AMC Networks, Inc. — Class A*	308	17,993
RF Micro Devices, Inc.*	1,498	17,287
Graham Holdings Co. — Class B	23	16,090
JDS Uniphase Corp.*	1,198	15,334
John Wiley & Sons, Inc. — Class A	244	13,691
Time, Inc.*	567	13,285
Telephone & Data Systems, Inc.	515	12,339
Conversant, Inc.*	314	10,755
Plantronics, Inc.	223	10,655
Ciena Corp.*	555	9,280
Polycom, Inc.*	713	8,759
InterDigital, Inc.	211	8,402
Meredith Corp.	190	8,132
New York Times Co. — Class A	681	7,641
NeuStar, Inc. — Class A*	292	7,250
ADTRAN, Inc.	285	5,851
Total Communications		411,698
Basic Materials - 3.8%
Ashland, Inc.	373	38,830
RPM International, Inc.	695	31,817
Valspar Corp.	397	31,359
United States Steel Corp.	756	29,612
Steel Dynamics, Inc.	1,250	28,263
Reliance Steel & Aluminum Co.	406	27,770
Albemarle Corp.	407	23,972
Royal Gold, Inc.	339	22,015
NewMarket Corp.	56	21,337
Cytec Industries, Inc.	374	17,686
PolyOne Corp.	481	17,114
Cabot Corp.	336	17,059
Compass Minerals International, Inc.	175	14,749
Sensient Technologies Corp.	251	13,140
Carpenter Technology Corp.	277	12,507
Domtar Corp.	338	11,874
Minerals Technologies, Inc.	180	11,108
Commercial Metals Co.	614	10,481
Olin Corp.	409	10,327
Cliffs Natural Resources, Inc.	798	8,283
Rayonier Advanced Materials, Inc.	222	7,306
Total Basic Materials		406,609
Utilities - 3.5%
OGE Energy Corp.	1,037	38,484
Alliant Energy Corp.	578	32,027
National Fuel Gas Co.	438	30,655
UGI Corp.	898	30,613
MDU Resources Group, Inc.	1,010	28,088
Atmos Energy Corp.	523	24,947
Westar Energy, Inc.	675	23,031
Aqua America, Inc.	923	21,718
Questar Corp.	913	20,351
Great Plains Energy, Inc.	802	19,384
Vectren Corp.	430	17,157
Cleco Corp.	314	15,119
Hawaiian Electric Industries, Inc.	534	14,178
IDACORP, Inc.	262	14,046
WGL Holdings, Inc.	270	11,372
Black Hills Corp.	232	11,108
PNM Resources, Inc.	415	10,338
ONE Gas, Inc.	271	9,282
Total Utilities		371,898
Total Common Stocks
(Cost $5,466,778)		8,010,900

MUTUAL FUNDS† - 18.8%
Guggenheim Strategy Fund I2	60,343	1,503,148

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 18.8% (continued)
Guggenheim Strategy Fund II2	20,052	$499,284
Total Mutual Funds
(Cost $2,006,646)		2,002,432

	Face Amount
REPURCHASE AGREEMENTS††,3 - 2.4%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	$250,489	250,489
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	181	181
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	181	181
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	181	181
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	181	181
Total Repurchase Agreements
(Cost $251,213)		251,213

SECURITIES LENDING COLLATERAL††,5 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	21,430	21,430
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	3,513	3,513
Total Securities Lending Collateral
(Cost $24,943)		24,943
Total Investments - 96.7%
(Cost $7,749,580)		$10,289,488
Other Assets & Liabilities, net - 3.3%		352,203
Total Net Assets - 100.0%		$10,641,691

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $272,780)	2	$(11,374)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 S&P MidCap 400 Index Swap, Terminating 10/28/14 6 (Notional Value $977,551)	713	$(3,277)
Credit Suisse Capital, LLC October 2014 S&P MidCap 400 Index Swap, Terminating 10/29/14 6 (Notional Value $2,128,743)	1,553	(7,151)
Barclays Bank plc October 2014 S&P MidCap 400 Index Swap, Terminating 10/31/14 6 (Notional Value $4,583,795)	3,343	(48,665)
(Total Notional Value $7,690,089)		$(59,093)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Securities lending collateral — See Note 5.
6	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 67.6%
Financial - 10.5%
Protective Life Corp.1	9,570	$664,255
American Realty Capital Healthcare Trust, Inc.	30,653	321,244
Hudson City Bancorp, Inc.1	32,067	311,692
OmniAmerican Bancorp, Inc.1	7,653	198,901
Morgan Stanley1	3,150	108,895
Bank of Kentucky Financial Corp.	2,353	108,779
Everest Re Group Ltd.1	671	108,710
Hanover Insurance Group, Inc.1	1,767	108,529
PartnerRe Ltd.1	986	108,352
Berkshire Hathaway, Inc. — Class B*,1	781	107,887
ACE Ltd.1	1,027	107,701
SunTrust Banks, Inc.1	2,808	106,789
MFA Financial, Inc.1	13,709	106,656
Chimera Investment Corp.1	34,922	106,163
CNA Financial Corp.1	2,712	103,137
Wells Fargo & Co.1	1,958	101,561
Old Republic International Corp.1	6,710	95,819
Ameriprise Financial, Inc.1	712	87,846
PNC Financial Services Group, Inc.1	931	79,675
Glimcher Realty Trust	5,883	79,656
Air Lease Corp. — Class A1	2,410	78,325
Capital One Financial Corp.1	876	71,499
American Capital Agency Corp.1	3,177	67,511
Voya Financial, Inc.1	1,465	57,282
New York Community Bancorp, Inc.1	3,027	48,038
Travelers Companies, Inc.1	438	41,146
Axis Capital Holdings Ltd.1	849	40,183
Allstate Corp.1	644	39,522
Annaly Capital Management, Inc.1	2,835	30,278
Navient Corp.1	1,506	26,671
BioMed Realty Trust, Inc.	1,301	26,280
Bank of America Corp.1	1,232	21,006
Assurant, Inc.1	274	17,618
Reinsurance Group of America, Inc. — Class A1	164	13,141
Huntington Bancshares, Inc.1	863	8,397
Legg Mason, Inc.	137	7,009
Starwood Property Trust, Inc.1	260	5,710
Genworth Financial, Inc. — Class A*,1	358	4,690
Fifth Third Bancorp1	233	4,665
Unum Group1	27	928
Total Financial		3,732,146
Consumer, Non-cyclical - 10.4%
Lorillard, Inc.	6,969	417,513
Covidien plc1	4,255	368,101
Safeway, Inc.1	7,993	274,160
Shire plc ADR	805	208,536
Omnicare, Inc.1	1,767	110,013
Tyson Foods, Inc. — Class A1	2,794	110,000
Archer-Daniels-Midland Co.1	2,136	109,149
Ingredion, Inc.1	1,438	108,985
DENTSPLY International, Inc.1	2,383	108,665
Kroger Co.1	2,082	108,264
Molson Coors Brewing Co. — Class B1	1,438	107,045
Express Scripts Holding Co.*,1	1,506	106,369
MEDNAX, Inc.*,1	1,903	104,322
Humana, Inc.1	712	92,766
Pfizer, Inc.1	3,109	91,933
Amgen, Inc.1	625	87,788
General Mills, Inc.1	1,657	83,596
Annie's, Inc.*	1,610	73,899
Hill-Rom Holdings, Inc.	1,684	69,768
DaVita HealthCare Partners, Inc.*,1	945	69,117
Covance, Inc.*,1	822	64,691
Laboratory Corporation of America Holdings*	589	59,931
Pilgrim's Pride Corp.*,1	1,808	55,252
Quanta Services, Inc.*	1,520	55,161
CoreLogic, Inc.*,1	1,999	54,113
Johnson & Johnson1	507	54,041
Charles River Laboratories International, Inc.*,1	822	49,106
United Therapeutics Corp.*,1	301	38,724
JM Smucker Co.1	370	36,626
DeVry Education Group, Inc.1	739	31,636
Dr Pepper Snapple Group, Inc.	479	30,804
UnitedHealth Group, Inc.1	356	30,705
Cooper Companies, Inc.1	192	29,904
Constellation Brands, Inc. — Class A*,1	342	29,809
Apollo Education Group, Inc. — Class A*,1	1,178	29,627
Universal Health Services, Inc. — Class B1	274	28,633
Herbalife Ltd.	644	28,175
Biogen Idec, Inc.*,1	82	27,126
WellPoint, Inc.1	219	26,197
Gilead Sciences, Inc.*	233	24,803
Myriad Genetics, Inc.*	548	21,136
Manpowergroup, Inc.1	301	21,100
Eli Lilly & Co.1	274	17,769
United Rentals, Inc.*,1	151	16,776
Coca-Cola Enterprises, Inc.1	137	6,077
Vectrus, Inc.*	242	4,725
Stryker Corp.1	55	4,441
Edwards Lifesciences Corp.*	41	4,188
Quest Diagnostics, Inc.1	41	2,488
Total System Services, Inc.1	41	1,269
Total Consumer, Non-cyclical		3,695,022
Technology - 8.6%
Concur Technologies, Inc.*	4,163	527,953
International Rectifier Corp.*	8,526	334,560
Compuware Corp.	17,708	187,881
Tokyo Electron Ltd. ADR1	10,540	171,802
Intel Corp.1	3,164	110,170

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 67.6% (continued)
Technology - 8.6% (continued)
Hewlett-Packard Co.1	3,068	$108,822
Microsoft Corp.1	2,342	108,575
Western Digital Corp.1	1,109	107,928
Oracle Corp.1	2,794	106,954
Lexmark International, Inc. — Class A1	2,506	106,505
Activision Blizzard, Inc.1	4,917	102,224
DST Systems, Inc.1	1,178	98,857
Broadridge Financial Solutions, Inc.1	2,150	89,504
Computer Sciences Corp.1	1,438	87,934
EMC Corp.1	2,684	78,534
Brocade Communications Systems, Inc.1	6,916	75,176
QUALCOMM, Inc.1	1,000	74,770
Xerox Corp.1	5,642	74,644
Peregrine Semiconductor Corp.*	5,025	62,159
Fidelity National Information Services, Inc.1	1,096	61,705
CA, Inc.1	2,170	60,630
Apple, Inc.1	575	57,931
Montage Technology Group Ltd.*,2	2,557	53,416
SanDisk Corp.1	479	46,918
NVIDIA Corp.1	2,273	41,937
Pitney Bowes, Inc.1	1,616	40,384
Micron Technology, Inc.*,1	1,178	40,358
First Solar, Inc.*,1	438	28,825
Skyworks Solutions, Inc.1	151	8,766
KLA-Tencor Corp.1	82	6,460
PTC, Inc.*,1	164	6,052
Total Technology		3,068,334
Energy - 7.6%
Kinder Morgan Energy Partners, LP	4,678	436,395
Dresser-Rand Group, Inc.*	4,907	403,650
El Paso Pipeline Partners, LP	9,044	363,207
Kinder Morgan Management LLC*	3,070	289,041
Kodiak Oil & Gas Corp.*	16,634	225,723
Athlon Energy, Inc.*	2,362	137,539
Hess Corp.1	1,109	104,601
Chevron Corp.1	835	99,632
Devon Energy Corp.1	1,397	95,247
Murphy Oil Corp.1	1,657	94,300
ConocoPhillips1	1,150	87,998
Murphy USA, Inc.*	1,178	62,505
Chesapeake Energy Corp.1	2,410	55,406
Denbury Resources, Inc.1	3,424	51,463
Occidental Petroleum Corp.1	383	36,825
Helmerich & Payne, Inc.1	370	36,212
Apache Corp.1	301	28,255
Superior Energy Services, Inc.1	835	27,446
Unit Corp.*,1	411	24,105
Valero Energy Corp.1	493	22,811
Nabors Industries Ltd.	328	7,465
Energen Corp.1	55	3,973
Rowan Companies plc — Class A1	90	2,278
Total Energy		2,696,077
Consumer, Cyclical - 7.4%
TRW Automotive Holdings Corp.*	6,525	660,657
Tim Hortons, Inc.	3,224	254,084
Bally Technologies, Inc.*	2,425	195,698
Lowe's Companies, Inc.1	2,054	108,698
CVS Health Corp.1	1,356	107,924
Multimedia Games Holding Company, Inc.*	2,981	107,346
Alaska Air Group, Inc.1	2,452	106,761
Whirlpool Corp.1	712	103,703
Wyndham Worldwide Corp.1	1,274	103,525
Lear Corp.1	1,096	94,706
Macy's, Inc.1	1,575	91,634
PACCAR, Inc.1	1,589	90,374
Wendy's Co.1	9,929	82,014
The Gap, Inc.1	1,698	70,789
Royal Caribbean Cruises Ltd.1	890	59,888
Arrow Electronics, Inc.*,1	781	43,228
Einstein Noah Restaurant Group, Inc.	2,002	40,360
PulteGroup, Inc.1	2,232	39,417
Deckers Outdoor Corp.*,1	397	38,580
Ingram Micro, Inc. — Class A*,1	1,465	37,812
Southwest Airlines Co.1	1,082	36,539
WABCO Holdings, Inc.*,1	301	27,376
Foot Locker, Inc.1	479	26,656
Visteon Corp.*,1	192	18,672
Dolby Laboratories, Inc. — Class A*	438	18,304
Dillard's, Inc. — Class A1	164	17,873
GameStop Corp. — Class A1	247	10,176
Nu Skin Enterprises, Inc. — Class A1	206	9,276
Ford Motor Co.1	507	7,499
Kohl's Corp.1	110	6,713
General Motors Co.1	55	1,757
Walgreen Co.1	14	830
Brinker International, Inc.1	14	711
Total Consumer, Cyclical		2,619,580
Utilities - 6.6%
Integrys Energy Group, Inc.1	10,416	675,164
Pepco Holdings, Inc.1	23,719	634,720
Ameren Corp.1	2,890	110,774
Westar Energy, Inc.1	3,205	109,355
Public Service Enterprise Group, Inc.1	2,835	105,575
DTE Energy Co.1	1,383	105,219
Great Plains Energy, Inc.1	4,150	100,306
American Electric Power Company, Inc.	1,862	97,215
Atmos Energy Corp.1	1,725	82,283
Pike Corp.*	6,712	79,806
Xcel Energy, Inc.1	2,506	76,182
AGL Resources, Inc.1	1,013	52,007

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 67.6% (continued)
Utilities - 6.6% (continued)
AES Corp.1	2,634	$37,350
UGI Corp.1	1,068	36,408
NRG Energy, Inc.1	685	20,879
Alliant Energy Corp.1	288	15,958
Total Utilities		2,339,201
Industrial - 6.3%
URS Corp.1	8,947	515,438
Measurement Specialties, Inc.*,1	3,454	295,697
Republic Services, Inc. — Class A1	2,794	109,022
FedEx Corp.1	671	108,332
GATX Corp.1	1,780	103,899
Sonoco Products Co.1	2,534	99,561
Dover Corp.1	1,219	97,922
AMERCO1	370	96,899
Ryder System, Inc.1	1,068	96,088
Energizer Holdings, Inc.1	712	87,726
Alliant Techsystems, Inc.1	644	82,200
Trinity Industries, Inc.1	1,684	78,676
Northrop Grumman Corp.1	589	77,608
Exelis, Inc.1	4,355	72,032
General Electric Co.1	2,506	64,204
Garmin Ltd.	1,013	52,666
Packaging Corporation of America1	657	41,930
CSX Corp.1	945	30,297
Caterpillar, Inc.1	219	21,688
Raytheon Co.1	205	20,832
Snap-on, Inc.1	110	13,319
FLIR Systems, Inc.1	397	12,442
Leggett & Platt, Inc.1	315	11,000
Fluor Corp.	151	10,085
Norfolk Southern Corp.	68	7,589
AO Smith Corp.1	82	3,877
PerkinElmer, Inc.1	68	2,965
SPX Corp.	27	2,536
Vishay Intertechnology, Inc.	137	1,958
ITT Corp.1	41	1,843
General Dynamics Corp.1	14	1,779
Total Industrial		2,222,110
Communications - 5.7%
tw telecom, Inc. — Class A*	9,467	393,922
Time Warner Cable, Inc.1	2,645	379,531
Trulia, Inc.*,2	4,471	218,632
DIRECTV*,1	2,404	207,994
Cisco Systems, Inc.1	4,369	109,968
Liberty Interactive Corp. — Class A*,1	3,848	109,745
Time Warner, Inc.1	1,438	108,152
Frontier Communications Corp.1	15,119	98,425
Gannett Company, Inc.1	3,013	89,396
Corning, Inc.1	3,999	77,340
Thomson Reuters Corp.1	1,739	63,317
IAC/InterActiveCorp1	918	60,496
Enventis Corp.1	3,195	58,085
Windstream Holdings, Inc.2	4,246	45,772
Liberty Ventures*,1	123	4,669
Harris Corp.1	14	930
Total Communications		2,026,374
Basic Materials - 4.5%
Sigma-Aldrich Corp.	3,584	487,461
Rockwood Holdings, Inc.	5,959	455,565
CF Industries Holdings, Inc.1	411	114,759
Freeport-McMoRan, Inc.	3,314	108,203
Dow Chemical Co.1	2,054	107,712
LyondellBasell Industries N.V. — Class A1	972	105,618
Cabot Corp.1	1,369	69,504
Domtar Corp.1	1,301	45,704
Ashland, Inc.1	342	35,602
Reliance Steel & Aluminum Co.1	452	30,917
United States Steel Corp.1	644	25,225
Westlake Chemical Corp.1	55	4,762
Total Basic Materials		1,591,032
Total Common Stocks
(Cost $23,100,712)		23,989,876

MUTUAL FUNDS† - 2.1%
Guggenheim Strategy Fund II3	20,116	500,881
Guggenheim Strategy Fund I3	10,164	253,087
Total Mutual Funds
(Cost $756,274)		753,968

CLOSED-END FUNDS† - 13.2%
Adams Express Co.1	12,212	170,236
AllianzGI Equity & Convertible Income Fund1	8,369	166,292
Cohen & Steers REIT and Preferred Income Fund, Inc.1	9,313	162,699
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund1,3	13,677	158,516
Nuveen Dividend Advantage Municipal Income Fund1	9,235	130,306
Alpine Total Dynamic Dividend Fund1	14,665	124,799
Nuveen Maryland Premium Income Municipal Fund1	9,948	124,449
Morgan Stanley Emerging Markets Debt Fund, Inc.1	12,228	118,612
BlackRock Enhanced Equity Dividend Trust1	13,564	111,225
Tri-Continental Corp.1	5,266	109,901
Western Asset/Claymore Inflation-Linked Securities & Income Fund1,3	9,110	105,129
BlackRock Income Opportunity Trust, Inc.1	9,625	99,715
GDL Fund1	9,146	96,399
General American Investors Company, Inc.1	2,588	95,885
Swiss Helvetia Fund, Inc.1	7,083	95,833
Zweig Total Return Fund, Inc.1	6,298	87,227

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.2% (continued)
BlackRock Credit Allocation Income Trust1	6,310	$83,986
Gabelli Healthcare & WellnessRx Trust	7,397	73,304
Petroleum & Resources Corp.1	2,448	70,502
Clough Global Opportunities Fund1	5,603	66,844
First Trust High Income Long/Short Fund1	3,694	63,131
Neuberger Berman Real Estate Securities Income Fund, Inc.1	12,878	62,072
Clough Global Allocation Fund1	4,150	59,382
Advent Claymore Convertible Securities and Income Fund II1	8,602	58,408
Madison Covered Call & Equity Strategy Fund1	5,997	50,375
BlackRock MuniYield Michigan Quality Fund II, Inc.	3,909	48,980
Duff & Phelps Global Utility Income Fund, Inc.1	2,275	48,390
Western Asset Worldwide Income Fund, Inc.1	3,781	46,279
Cohen & Steers Infrastructure Fund, Inc.1	1,787	41,369
First Trust Enhanced Equity Income Fund	2,835	40,512
Morgan Stanley Income Securities, Inc.1	2,140	38,092
Central Securities Corp.1	1,589	36,516
Western Asset High Yield Defined Opportunity Fund, Inc.1	2,198	36,509
BlackRock Real Asset Equity Trust1	4,092	34,659
Ellsworth Fund Ltd.1	3,955	34,211
MFS InterMarket Income Trust I1	4,080	34,068
Putnam High Income Securities Fund1	4,082	33,962
MFS Multimarket Income Trust1	5,127	32,915
Bancroft Fund Ltd.1	1,635	32,308
Zweig Fund, Inc.1	2,096	31,817
Boulder Total Return Fund, Inc.1	1,179	31,055
First Trust Aberdeen Global Opportunity Income Fund1	2,277	30,967
China Fund, Inc.1	1,441	30,088
Morgan Stanley India Investment Fund, Inc.*,1	1,185	29,483
Eaton Vance Tax-Advantaged Dividend Income Fund1	1,431	28,892
Tortoise Energy Independence Fund, Inc.1	1,166	28,824
Brookfield Global Listed Infrastructure Income Fund, Inc.1	1,236	28,799
BlackRock Resources & Commodities Strategy Trust1	2,561	28,760
Central Europe Russia and Turkey Fund, Inc.1	1,140	28,272
Franklin Limited Duration Income Trust1	2,279	28,214
Japan Smaller Capitalization Fund, Inc.1	2,813	27,258
Cushing Renaissance Fund1	995	27,253
Korea Equity Fund, Inc.1	3,285	27,167
Nuveen New Jersey Dividend Advantage Municipal Fund1	1,942	26,178
Voya Natural Resources Equity Income Fund	2,497	25,869
BlackRock Corporate High Yield Fund, Inc.1	2,153	25,470
Cohen & Steers Closed-End Opportunity Fund, Inc.1	1,941	25,291
John Hancock Premium Dividend Fund1	1,919	25,235
LMP Real Estate Income Fund, Inc.1	2,211	24,830
Templeton Dragon Fund, Inc.1	948	24,439
CBRE Clarion Global Real Estate Income Fund1	2,910	24,386
Boulder Growth & Income Fund, Inc.1	2,758	24,381
MFS Charter Income Trust1	2,720	24,099
Cohen & Steers Quality Income Realty Fund, Inc.1	2,266	24,088
RMR Real Estate Income Fund1	1,273	23,996
Western Asset Global Corporate Defined Opportunity Fund, Inc.1	1,303	23,702
Liberty All Star Equity Fund1	4,024	23,460
Gabelli Dividend & Income Trust1	1,039	22,131
BlackRock Multi-Sector Income Trust1	1,229	21,802
Morgan Stanley Asia-Pacific Fund, Inc.1	1,314	21,444
AllianceBernstein Income Fund, Inc.1	2,836	21,270
Wells Fargo Advantage Multi-Sector Income Fund1	1,523	21,261
Western Asset Emerging Markets Income Fund, Inc.1	1,749	21,040
Lazard Global Total Return and Income Fund, Inc.1	1,205	20,967
Ivy High Income Opportunities Fund1	1,194	20,644
Delaware Investments National Municipal Income Fund1	1,592	20,314
Korea Fund, Inc.*,1	484	20,091
Royce Value Trust, Inc.1	1,333	19,329
New Ireland Fund, Inc.1	1,484	18,802
Royce Micro-Capital Trust, Inc.1	1,587	18,679
Strategic Global Income Fund, Inc.1	2,034	17,960
Asia Tigers Fund, Inc.1	1,478	17,529
Western Asset Emerging Markets Debt Fund, Inc.1	1,003	17,161

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.2% (continued)
Clough Global Equity Fund1	1,167	$16,723
Macquarie Global Infrastructure Total Return Fund, Inc.1	644	15,913
Global High Income Fund, Inc.1	1,599	15,446
Delaware Enhanced Global Dividend & Income Fund1	1,265	15,193
Deutsche Global High Income Fund, Inc.1	1,829	14,815
Nuveen Diversified Dividend & Income Fund1	1,228	14,294
Nuveen Build America Bond Opportunity Fund1	634	13,441
Virtus Global Multi-Sector Income Fund1	768	13,110
Gabelli Global Utility & Income Trust1	681	13,068
Nuveen Equity Premium and Growth Fund1	904	12,710
LMP Capital and Income Fund, Inc.1	747	12,632
New America High Income Fund, Inc.1	1,318	12,402
BlackRock Core Bond Trust1	916	12,247
Source Capital, Inc.1	188	12,218
Eaton Vance Risk-Managed Diversified Equity Income Fund1	1,001	11,702
Advent/Claymore Enhanced Growth & Income Fund1,3	1,227	11,644
Cohen & Steers Total Return Realty Fund, Inc.1	972	11,615
India Fund, Inc.1	416	11,290
First Trust Intermediate Duration Preferred & Income Fund1	516	11,208
First Trust Dividend and Income Fund1	1,228	11,113
First Opportunity Fund, Inc.1	1,096	10,620
Nuveen Build American Bond Term Fund1	519	10,582
Aberdeen Greater China Fund, Inc.1	1,010	10,413
Alpine Global Dynamic Dividend Fund1	1,013	10,019
BlackRock Energy and Resources Trust1	412	9,855
John Hancock Income Securities Trust	673	9,489
Blackstone / GSO Strategic Credit Fund	562	9,430
BlackRock Debt Strategies Fund, Inc.	2,464	9,412
BlackRock Dividend Income Trust1	688	9,027
Royce Focus Trust, Inc.1	1,136	8,974
BlackRock Global Opportunities Equity Trust1	611	8,621
European Equity Fund, Inc.1	979	8,038
BlackRock EcoSolutions Investment Trust1	1,051	8,019
Nuveen Multi-Market Income Fund, Inc.1	1,060	8,003
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.1	324	7,996
First Trust Aberdeen Emerging Opportunity Fund1	426	7,579
Madison Strategic Sector Premium Fund1	603	7,471
New Germany Fund, Inc.1	447	7,465
Aberdeen Singapore Fund, Inc.1	552	6,856
Asia Pacific Fund, Inc.*,1	604	6,819
Nuveen Global Equity Income Fund1	500	6,680
Nuveen Equity Premium Income Fund1	521	6,643
MFS Intermediate High Income Fund1	2,334	6,348
Fort Dearborn Income Securities, Inc.1	424	6,135
BlackRock Utility and Infrastructure Trust1	284	5,683
Nuveen Tax-Advantaged Dividend Growth Fund1	327	5,059
Mexico Equity & Income Fund, Inc.1	298	4,908
Managed High Yield Plus Fund, Inc.	2,378	4,732
Aberdeen Latin America Equity Fund, Inc.1	162	4,439
Nuveen Pennsylvania Investment Quality Municipal Fund1	314	4,277
Delaware Investments Dividend & Income Fund, Inc.1	411	4,048
Nuveen Credit Strategies Income Fund1	417	3,724
Morgan Stanley Emerging Markets Fund, Inc.1	239	3,697
Transamerica Income Shares, Inc. — Class E1	161	3,283
Deutsche Strategic Income Trust1	264	3,205
Western Asset Income Fund1	212	2,841
Denali Fund, Inc.1	113	2,454
JPMorgan China Region Fund, Inc.1	157	2,388
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.1	167	2,318
Neuberger Berman High Yield Strategies Fund, Inc.1	176	2,272
Latin American Discovery Fund, Inc.1	173	2,266
Invesco Bond Fund1	77	1,431
BlackRock Income Trust, Inc.1	218	1,384
Taiwan Fund, Inc.*,1	70	1,316

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
CLOSED-END FUNDS† - 13.2% (continued)
Montgomery Street Income Securities, Inc.1	58	$947
Deutsche High Income Trust1	104	930
Diversified Real Asset Income Fund1	27	479
Cutwater Select Income Fund1	24	474
Calamos Global Dynamic Income Fund1	50	464
Total Closed-End Funds
(Cost $4,597,136)		4,688,991

	Face Amount
REPURCHASE AGREEMENTS††,4 - 9.6%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$679,203	679,203
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	679,203	679,203
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	679,203	679,203
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	679,203	679,203
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	679,203	679,203
Total Repurchase Agreements
(Cost $3,396,015)		3,396,015

SECURITIES LENDING COLLATERAL††,5 - 0.5%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	143,689	143,689
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	23,555	23,555
Total Securities Lending Collateral
(Cost $167,244)		167,244
Total Investments - 93.0%
(Cost $32,017,381)		$32,996,094

	Shares
COMMON STOCKS SOLD SHORT† - (47.0)%
Diversified - (0.1)%
Leucadia National Corp.	2,228	(53,116)
Basic Materials - (2.0)%
Carpenter Technology Corp.	55	(2,483)
Royal Gold, Inc.	55	(3,572)
Tahoe Resources, Inc.*	697	(14,149)
MeadWestvaco Corp.	396	(16,212)
Sherwin-Williams Co.	82	(17,957)
PPG Industries, Inc.	109	(21,445)
Monsanto Co.	410	(46,129)
Newmont Mining Corp.	2,037	(46,953)
Compass Minerals International, Inc.	560	(47,197)
Southern Copper Corp.	1,627	(48,241)
FMC Corp.	902	(51,585)
WR Grace & Co.*	574	(52,200)
Praxair, Inc.	410	(52,890)
EI du Pont de Nemours & Co.	738	(52,959)
Valspar Corp.	683	(53,950)
Albemarle Corp.	2,861	(168,513)
Total Basic Materials		(696,435)
Technology - (3.1)%
Red Hat, Inc.*	55	(3,088)
salesforce.com, Inc.*	55	(3,164)
Accenture plc — Class A	41	(3,334)
Jack Henry & Associates, Inc.	82	(4,564)
International Business Machines Corp.	27	(5,125)
Citrix Systems, Inc.*	164	(11,700)
Linear Technology Corp.	328	(14,560)
VeriFone Systems, Inc.*	492	(16,915)
SunEdison, Inc.*	902	(17,030)
IHS, Inc. — Class A*	150	(18,779)
Informatica Corp.*	766	(26,228)
Allscripts Healthcare Solutions, Inc.*	2,338	(31,364)
Freescale Semiconductor Ltd.*	2,160	(42,185)
SolarWinds, Inc.*	1,025	(43,101)
Teradata Corp.*	1,094	(45,860)
Atmel Corp.*	6,124	(49,482)
Cree, Inc.*	1,258	(51,515)
Stratasys Ltd.*	438	(52,902)
Workday, Inc. — Class A*	643	(53,048)
Altera Corp.	1,490	(53,312)
ServiceNow, Inc.*	916	(53,842)
NCR Corp.*	1,613	(53,890)
Paychex, Inc.	1,230	(54,366)
Tableau Software, Inc. — Class A*	752	(54,633)
MSCI, Inc. — Class A	1,162	(54,637)
Nuance Communications, Inc.*	3,554	(54,785)
NetSuite, Inc.*	615	(55,067)
Applied Materials, Inc.	8,564	(185,068)
Total Technology		(1,113,544)
Utilities - (3.7)%
Sempra Energy	137	(14,437)
Exelon Corp.	533	(18,170)
PPL Corp.	1,148	(37,700)
TECO Energy, Inc.	2,597	(45,136)
NextEra Energy, Inc.	547	(51,352)
PG&E Corp.	1,162	(52,336)
National Fuel Gas Co.	752	(52,632)
Southern Co.	1,230	(53,690)
Calpine Corp.*	2,488	(53,990)
MDU Resources Group, Inc.	1,950	(54,230)
Aqua America, Inc.	2,320	(54,590)
FirstEnergy Corp.	1,627	(54,618)
Questar Corp.	2,461	(54,856)
ITC Holdings Corp.	1,545	(55,048)
Dominion Resources, Inc.	802	(55,410)
OGE Energy Corp.	1,504	(55,813)
CenterPoint Energy, Inc.	2,297	(56,208)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.0)% (continued)
Utilities - (3.9)% (continued)
Wisconsin Energy Corp.	11,747	$(505,121)
Total Utilities		(1,325,337)
Industrial - (5.2)%
AGCO Corp.	41	(1,864)
Hexcel Corp.*	95	(3,772)
Waters Corp.*	41	(4,064)
Fortune Brands Home & Security, Inc.	109	(4,481)
Tidewater, Inc.	137	(5,347)
USG Corp.*	205	(5,635)
Tyco International Ltd.	150	(6,686)
Babcock & Wilcox Co.	274	(7,587)
Foster Wheeler AG	246	(7,779)
Waste Management, Inc.	164	(7,795)
Clean Harbors, Inc.*	205	(11,054)
Wabtec Corp.	137	(11,102)
Martin Marietta Materials, Inc.	96	(12,378)
Lincoln Electric Holdings, Inc.	219	(15,141)
Rockwell Collins, Inc.	205	(16,093)
Xylem, Inc.	574	(20,371)
Jacobs Engineering Group, Inc.*	492	(24,019)
Acuity Brands, Inc.	205	(24,131)
Stanley Black & Decker, Inc.	287	(25,483)
Colfax Corp.*	451	(25,693)
Emerson Electric Co.	451	(28,224)
AptarGroup, Inc.	506	(30,714)
National Instruments Corp.	1,025	(31,703)
Textron, Inc.	916	(32,967)
Graco, Inc.	479	(34,958)
Chicago Bridge & Iron Company N.V.	670	(38,760)
Manitowoc Company, Inc.	1,681	(39,419)
Donaldson Company, Inc.	971	(39,452)
B/E Aerospace, Inc.*	479	(40,207)
Eagle Materials, Inc.	479	(48,777)
Pall Corp.	588	(49,216)
KBR, Inc.	2,748	(51,745)
Nordson Corp.	683	(51,956)
Mettler-Toledo International, Inc.*	205	(52,507)
TransDigm Group, Inc.	287	(52,903)
Kansas City Southern	438	(53,086)
Expeditors International of Washington, Inc.	1,312	(53,241)
Triumph Group, Inc.	820	(53,341)
Sealed Air Corp.	1,545	(53,890)
Roper Industries, Inc.	369	(53,981)
Middleby Corp.*	615	(54,201)
Stericycle, Inc.*	465	(54,200)
Covanta Holding Corp.	2,556	(54,238)
Armstrong World Industries, Inc.*	971	(54,376)
CH Robinson Worldwide, Inc.	820	(54,382)
J.B. Hunt Transport Services, Inc.	738	(54,649)
Landstar System, Inc.	761	(54,936)
United Parcel Service, Inc. — Class B	560	(55,042)
Teekay Corp.	902	(59,857)
AECOM Technology Corp.*	6,566	(221,603)
Total Industrial		(1,849,006)
Consumer, Cyclical - (5.3)%
Domino's Pizza, Inc.	27	(2,078)
Kate Spade & Co.*	123	(3,226)
Spirit Airlines, Inc.*	68	(4,702)
Taylor Morrison Home Corp. — Class A*	301	(4,882)
World Fuel Services Corp.	150	(5,988)
Sally Beauty Holdings, Inc.*	246	(6,733)
Hasbro, Inc.	123	(6,764)
Coach, Inc.	219	(7,799)
McDonald's Corp.	96	(9,102)
Madison Square Garden Co. — Class A*	164	(10,844)
BorgWarner, Inc.	260	(13,679)
Mattel, Inc.	451	(13,824)
Ross Stores, Inc.	219	(16,552)
Dollar General Corp.*	274	(16,744)
DR Horton, Inc.	861	(17,668)
Allison Transmission Holdings, Inc.	643	(18,319)
Delta Air Lines, Inc.	588	(21,256)
L Brands, Inc.	342	(22,907)
DSW, Inc. — Class A	820	(24,690)
Cabela's, Inc.*	438	(25,798)
Lennar Corp. — Class A	752	(29,200)
SeaWorld Entertainment, Inc.	1,886	(36,268)
Ralph Lauren Corp. — Class A	232	(38,217)
Target Corp.	643	(40,303)
O'Reilly Automotive, Inc.*	274	(41,199)
MSC Industrial Direct Company, Inc. — Class A	506	(43,243)
Goodyear Tire & Rubber Co.	2,023	(45,689)
Toll Brothers, Inc.*	1,476	(45,992)
Tesla Motors, Inc.*	191	(46,353)
Yum! Brands, Inc.	656	(47,219)
Navistar International Corp.*	1,449	(47,687)
PVH Corp.	396	(47,975)
Starbucks Corp.	643	(48,521)
WW Grainger, Inc.	196	(49,323)
Tractor Supply Co.	820	(50,438)
Tempur Sealy International, Inc.*	916	(51,452)
Choice Hotels International, Inc.	998	(51,896)
HD Supply Holdings, Inc.*	1,914	(52,176)
CarMax, Inc.*	1,135	(52,721)
Costco Wholesale Corp.	424	(53,136)
Ulta Salon Cosmetics & Fragrance, Inc.*	451	(53,295)
Fastenal Co.	1,189	(53,386)
GNC Holdings, Inc. — Class A	1,381	(53,500)
Toro Co.	916	(54,255)
Copart, Inc.*	1,736	(54,363)
LKQ Corp.*	2,064	(54,881)
Dunkin' Brands Group, Inc.	1,230	(55,129)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.0)% (continued)
Consumer, Cyclical - (5.3)% (continued)
Panera Bread Co. — Class A*	342	$(55,650)
Lions Gate Entertainment Corp.	1,736	(57,236)
United Continental Holdings, Inc.*	1,230	(57,552)
DreamWorks Animation SKG, Inc. — Class A*	2,433	(66,348)
Burger King Worldwide, Inc.	2,587	(76,730)
Total Consumer, Cyclical		(1,864,888)
Communications - (5.3)%
Lamar Advertising Co. — Class A	55	(2,709)
United States Cellular Corp.*	191	(6,777)
Pandora Media, Inc.*	396	(9,567)
Clear Channel Outdoor Holdings, Inc. — Class A	1,600	(10,784)
DISH Network Corp. — Class A*	178	(11,495)
Charter Communications, Inc. — Class A*	96	(14,532)
Verizon Communications, Inc.	424	(21,196)
Rackspace Hosting, Inc.*	957	(31,150)
JDS Uniphase Corp.*	2,584	(33,075)
Intelsat S.A.*	1,969	(33,749)
Netflix, Inc.*	109	(49,179)
Zynga, Inc. — Class A*	18,291	(49,386)
Discovery Communications, Inc. — Class A*	1,381	(52,202)
Palo Alto Networks, Inc.*	547	(53,661)
Splunk, Inc.*	971	(53,754)
LinkedIn Corp. — Class A*	260	(54,025)
AMC Networks, Inc. — Class A*	930	(54,331)
SBA Communications Corp. — Class A*	492	(54,563)
Groupon, Inc. — Class A*	8,243	(55,063)
HomeAway, Inc.*	1,627	(57,759)
Consolidated Communications Holdings, Inc.	2,364	(59,218)
TIBCO Software, Inc.*	2,707	(63,966)
AT&T, Inc.	3,350	(118,054)
Zillow, Inc. — Class A*	1,984	(230,124)
Level 3 Communications, Inc.*	6,626	(303,007)
Comcast Corp. — Class A	7,604	(408,943)
Total Communications		(1,892,269)
Energy - (6.0)%
Continental Resources, Inc.*	27	(1,795)
Southwestern Energy Co.*	178	(6,221)
Gulfport Energy Corp.*	137	(7,316)
Frank's International N.V.	601	(11,239)
Laredo Petroleum, Inc.*	1,025	(22,970)
WPX Energy, Inc.*	1,271	(30,580)
RPC, Inc.	1,436	(31,535)
Concho Resources, Inc.*	328	(41,128)
MRC Global, Inc.*	1,764	(41,136)
Cheniere Energy, Inc.*	519	(41,536)
Pioneer Natural Resources Co.	246	(48,455)
Kosmos Energy Ltd.*	5,113	(50,925)
Cameron International Corp.*	779	(51,710)
Williams Companies, Inc.	943	(52,195)
Range Resources Corp.	779	(52,824)
Cobalt International Energy, Inc.*	3,910	(53,176)
Peabody Energy Corp.	4,320	(53,482)
Dril-Quip, Inc.*	602	(53,819)
FMC Technologies, Inc.*	998	(54,201)
Oceaneering International, Inc.	848	(55,263)
Cabot Oil & Gas Corp. — Class A	1,709	(55,867)
CONSOL Energy, Inc.	1,476	(55,881)
Whiting Petroleum Corp.*	2,944	(228,307)
Kinder Morgan, Inc.	26,435	(1,013,518)
Total Energy		(2,115,079)
Consumer, Non-cyclical - (7.1)%
Leidos Holdings, Inc.1	14	(481)
Bruker Corp.*	137	(2,537)
Coty, Inc. — Class A	178	(2,946)
Community Health Systems, Inc.*	55	(3,013)
Intercept Pharmaceuticals, Inc.*	14	(3,314)
Keurig Green Mountain, Inc.	27	(3,514)
ConAgra Foods, Inc.	123	(4,064)
Alnylam Pharmaceuticals, Inc.*	55	(4,296)
Mylan, Inc.*	109	(4,958)
Clorox Co.	55	(5,282)
Tupperware Brands Corp.	109	(7,525)
Altria Group, Inc.	164	(7,534)
Robert Half International, Inc.	178	(8,722)
FleetCor Technologies, Inc.*	69	(9,806)
Western Union Co.	616	(9,881)
Kraft Foods Group, Inc.	178	(10,039)
Alliance Data Systems Corp.*	41	(10,179)
Endo International plc*	164	(11,208)
Medivation, Inc.*	123	(12,161)
Cubist Pharmaceuticals, Inc.*	191	(12,671)
Incyte Corp.*	328	(16,088)
PepsiCo, Inc.	178	(16,570)
Gartner, Inc.*	301	(22,114)
WhiteWave Foods Co. — Class A*	629	(22,852)
Genpact Ltd.*	1,476	(24,088)
Hain Celestial Group, Inc.*	246	(25,178)
CoStar Group, Inc.*	178	(27,686)
Salix Pharmaceuticals Ltd.*	205	(32,029)
Moody's Corp.	342	(32,319)
Bunge Ltd.	410	(34,534)
Sysco Corp.	1,012	(38,405)
Estee Lauder Companies, Inc. — Class A	547	(40,872)
Monster Beverage Corp.*	506	(46,385)
Seattle Genetics, Inc.*	1,312	(48,780)
Intuitive Surgical, Inc.*	109	(50,337)
Hertz Global Holdings, Inc.*	2,010	(51,034)
Colgate-Palmolive Co.	788	(51,393)
Campbell Soup Co.	1,203	(51,404)
Avon Products, Inc.	4,101	(51,673)
Brown-Forman Corp. — Class B	581	(52,418)
Philip Morris International, Inc.	629	(52,459)
Hologic, Inc.*	2,160	(52,553)
MasterCard, Inc. — Class A	711	(52,557)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.0)% (continued)
Consumer, Non-cyclical - (7.1)% (continued)
Sprouts Farmers Market, Inc.*	1,818	$(52,849)
Pharmacyclics, Inc.*	451	(52,961)
Verisk Analytics, Inc. — Class A*	875	(53,279)
Flowers Foods, Inc.	2,919	(53,593)
Vertex Pharmaceuticals, Inc.*	479	(53,796)
Mead Johnson Nutrition Co. — Class A	560	(53,883)
BioMarin Pharmaceutical, Inc.*	752	(54,264)
McGraw Hill Financial, Inc.	643	(54,301)
Rollins, Inc.	1,859	(54,432)
Automatic Data Processing, Inc.	656	(54,501)
Whole Foods Market, Inc.	1,436	(54,726)
Hershey Co.	574	(54,777)
Morningstar, Inc.	807	(54,795)
McCormick & Company, Inc.	820	(54,858)
Coca-Cola Co.	1,299	(55,415)
Zoetis, Inc.	1,504	(55,573)
AmerisourceBergen Corp. — Class A	738	(57,047)
Tenet Healthcare Corp.*	998	(59,272)
Reynolds American, Inc.	2,027	(119,593)
AbbVie, Inc.	2,167	(125,166)
Medtronic, Inc.	4,068	(252,012)
Total Consumer, Non-cyclical		(2,508,952)
Financial - (9.2)%
Mid-America Apartment Communities, Inc.	14	(919)
PacWest Bancorp	41	(1,690)
Macerich Co.	27	(1,723)
DDR Corp.	109	(1,824)
Prologis, Inc.	55	(2,074)
First Niagara Financial Group, Inc.	260	(2,166)
Tanger Factory Outlet Centers, Inc.	68	(2,225)
Charles Schwab Corp.	82	(2,410)
Chubb Corp.	27	(2,459)
Equity Residential	41	(2,525)
Weingarten Realty Investors	82	(2,583)
Liberty Property Trust	82	(2,727)
American Realty Capital Properties, Inc.	369	(4,450)
Rayonier, Inc.	150	(4,671)
Apartment Investment & Management Co. — Class A	191	(6,078)
Signature Bank*	55	(6,163)
CBL & Associates Properties, Inc.	424	(7,590)
Waddell & Reed Financial, Inc. — Class A	164	(8,477)
Visa, Inc. — Class A	41	(8,748)
WP Carey, Inc.	150	(9,566)
Crown Castle International Corp.	123	(9,905)
Kilroy Realty Corp.	314	(18,664)
T. Rowe Price Group, Inc.	246	(19,286)
Washington Prime Group, Inc.	1,170	(20,451)
Cincinnati Financial Corp.	438	(20,608)
Prudential Financial, Inc.	274	(24,096)
LPL Financial Holdings, Inc.	547	(25,189)
American Tower Corp. — Class A	342	(32,021)
Markel Corp.*	55	(34,988)
MBIA, Inc.*	4,238	(38,905)
Popular, Inc.*	1,422	(41,857)
Duke Realty Corp.	2,720	(46,730)
Realty Income Corp.	1,148	(46,827)
TD Ameritrade Holding Corp.	1,436	(47,920)
Bank of Hawaii Corp.	848	(48,175)
American Campus Communities, Inc.	1,326	(48,333)
CBRE Group, Inc. — Class A*	1,709	(50,826)
Piedmont Office Realty Trust, Inc. — Class A	2,884	(50,874)
Commerce Bancshares, Inc.	1,152	(51,431)
White Mountains Insurance Group Ltd.	82	(51,666)
AvalonBay Communities, Inc.	369	(52,017)
Affiliated Managers Group, Inc.*	260	(52,094)
Cullen/Frost Bankers, Inc.	683	(52,256)
Realogy Holdings Corp.*	1,408	(52,377)
Erie Indemnity Co. — Class A	697	(52,840)
Howard Hughes Corp.*	355	(53,250)
State Street Corp.	724	(53,294)
Ocwen Financial Corp.*	2,037	(53,328)
BankUnited, Inc.	1,750	(53,358)
Intercontinental Exchange, Inc.	274	(53,444)
CME Group, Inc. — Class A	670	(53,570)
BOK Financial Corp.	807	(53,650)
Eaton Vance Corp.	1,422	(53,652)
First Horizon National Corp.	4,374	(53,713)
Forest City Enterprises, Inc. — Class A*	2,748	(53,751)
American Express Co.	615	(53,837)
Healthcare Trust of America, Inc. — Class A	4,648	(53,917)
Simon Property Group, Inc.	328	(53,930)
Loews Corp.	1,299	(54,116)
CBOE Holdings, Inc.	1,012	(54,167)
Brown & Brown, Inc.	1,686	(54,205)
ProAssurance Corp.	1,230	(54,206)
Plum Creek Timber Company, Inc.	1,394	(54,381)
Marsh & McLennan Companies, Inc.	1,039	(54,381)
TFS Financial Corp.	3,800	(54,416)
Zions Bancorporation	1,873	(54,429)
Arthur J Gallagher & Co.	1,203	(54,568)
Health Care REIT, Inc.	875	(54,574)
Progressive Corp.	2,160	(54,605)
Senior Housing Properties Trust	2,611	(54,622)
HCP, Inc.	1,394	(55,356)
First Republic Bank	1,135	(56,047)
BB&T Corp.	2,382	(88,633)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.0)% (continued)
Financial - (9.2)% (continued)
Ventas, Inc.	4,656	$(288,439)
M&T Bank Corp.	2,695	(332,267)
Total Financial		(3,241,510)
Total Common Stock Sold Short
(Proceeds $16,402,098)		(16,660,136)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (11.1)%
Market Vectors Gold Miners ETF	723	(15,436)
iShares MSCI Australia ETF	830	(19,870)
iShares MSCI Mexico Capped ETF	412	(28,317)
iShares MSCI Taiwan ETF	1,867	(28,509)
iShares MSCI Malaysia ETF	2,040	(31,416)
iShares MSCI Hong Kong ETF	1,772	(36,025)
iShares China Large-Capital ETF	976	(37,361)
iShares iBoxx $ Investment Grade Corporate Bond ETF	321	(37,949)
Powershares QQQ Trust Series 1	485	(47,913)
iShares MSCI South Korea Capped ETF	833	(50,405)
iShares MSCI Japan ETF	4,339	(51,070)
iShares MSCI EAFE ETF	970	(62,196)
iShares MSCI Canada ETF	2,246	(68,952)
iShares MSCI Emerging Markets ETF	1,863	(77,426)
iShares MSCI United Kingdom ETF	4,237	(82,113)
iShares Core U.S. Aggregate Bond ETF	782	(85,324)
iShares 20+ Year Treasury Bond ETF	764	(88,830)
SPDR S&P Regional Banking ETF	2,481	(93,931)
iShares TIPS Bond ETF	1,116	(125,070)
iShares 7-10 Year Treasury Bond ETF	1,500	(155,430)
iShares MSCI Switzerland Capped ETF	5,023	(163,298)
iShares Russell 2000 ETF	1,597	(174,632)
iShares US Real Estate ETF	4,261	(294,861)
iShares Russell 1000 Value ETF	4,092	(409,568)
SPDR Barclays High Yield Bond ETF	15,136	(608,164)
SPDR S&P 500 ETF Trust	5,415	(1,066,863)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,752,604)		(3,940,929)
Total Securities Sold Short- (58.1)%
(Proceeds $20,154,702)		$(20,601,065)
Other Assets & Liabilities, net - 65.1%		23,091,316
Total Net Assets - 100.0%		$35,486,345

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2014 Live Cattle Futures Contracts (Aggregate Value of Contracts $522,720)	8	$10,025
December 2014 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $72,881)	1	6,109
November 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $82,460)	2	3,969
November 2014 LME Lead Futures Contracts (Aggregate Value of Contracts $52,406)	1	674
December 2014 Lean Hogs Futures Contracts (Aggregate Value of Contracts $75,700)	2	672
November 2014 WTI Crude Futures Contracts (Aggregate Value of Contracts $91,430)	1	512
November 2014 LME Zinc Futures Contracts (Aggregate Value of Contracts $114,225)	2	17
November 2014 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $102,707)	1	(2,849)
November 2014 New York Harbor Ultra-Low Sulfur Diesel Futures Contracts (Aggregate Value of Contracts $111,607)	1	(4,597)
November 2014 LME Nickel Futures Contracts (Aggregate Value of Contracts $97,686)	1	(6,124)
November 2014 Soybean Futures Contracts (Aggregate Value of Contracts $91,225)	2	(7,460)
(Total Aggregate Value of Contracts $1,415,047)		$948

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 British Pound Futures Contracts (Aggregate Value of Contracts $202,513)	2	$(504)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED† (continued)
December 2014 Australian Dollar Futures Contracts (Aggregate Value of Contracts $174,140)	2	$(4,546)
(Total Aggregate Value of Contracts $376,653)		$(5,050)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $442,995)	3	$9,836
December 2014 Topix Index Futures Contracts†† (Aggregate Value of Contracts $364,319)	3	3,450
October 2014 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $636,565)	6	2,687
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $808,800)	10	93
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $763,200)	9	(526)
December 2014 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $106,728)	1	(574)
October 2014 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $272,023)	2	(1,418)
October 2014 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $147,610)	1	(5,628)
October 2014 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $550,545)	17	(7,884)
December 2014 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $345,043)	3	(8,256)
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $9,332,562)	95	(13,486)
(Total Aggregate Value of Contracts $13,770,390)		$(21,706)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $2,269,201)	12	$9,835
December 2014 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $7,979,940)	6	7,972
December 2014 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $2,747,269)	17	4,669
December 2014 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $211,267)	2	1,125
December 2014 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,523,751)	18	291
December 2014 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $363,100)	3	(1,927)
December 2014 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $690,000)	5	(4,248)
December 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $7,107,188)	57	(41,427)
(Total Aggregate Value of Contracts $23,891,716)		$(23,710)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Silver Futures Contracts (Aggregate Value of Contracts $255,600)	3	$19,822
December 2014 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $334,950)	12	18,262
December 2014 Corn Futures Contracts (Aggregate Value of Contracts $208,000)	13	16,582

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
November 2014 Gas Oil Futures Contracts (Aggregate Value of Contracts $482,250)	6	$16,350
December 2014 Cotton #2 Futures Contracts (Aggregate Value of Contracts $214,690)	7	9,661
December 2014 Brent Crude Futures Contracts (Aggregate Value of Contracts $190,960)	2	6,080
December 2014 Wheat Futures Contracts (Aggregate Value of Contracts $143,550)	6	5,283
December 2014 Copper Futures Contracts (Aggregate Value of Contracts $225,750)	3	4,736
November 2014 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $242,631)	5	4,208
March 2015 Sugar #11 Futures Contracts (Aggregate Value of Contracts $479,024)	26	593
(Total Aggregate Value of Contracts $2,777,405)		$101,577

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,710,750)	15	$37,036
December 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $789,813)	5	10,833
December 2014 E-micro Canadian Dollar/American Dollar (Aggregate Value of Contracts $204,976)	23	3,409
December 2014 Swiss Franc Futures Contracts (Aggregate Value of Contracts $393,038)	3	2,981
December 2014 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $89,120)	1	1,829
December 2014 E-micro British Pound/American Dollar (Aggregate Value of Contracts $91,136)	9	152
(Total Aggregate Value of Contracts $3,278,833)		$56,240

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,712,800)	43	$35,996
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $3,955,310)	29	14,380
October 2014 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $111,121)	2	709
(Total Aggregate Value of Contracts $8,779,231)		$51,085

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2014 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $366,572)	2	$360
December 2014 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $26,044,267)	119	(114)
December 2014 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,721,917)	18	(4,313)
(Total Aggregate Value of Contracts $28,132,756)		$(4,067)

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International December 2014 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 12/02/146 (Notional Value $1,511,887)	12,350	$55,546

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International December 2014 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 12/02/147 (Notional Value $4,012,940)	32,676	$(133,304)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

CENTRALLY CLEARED CREDIT DEFAULT SWAPS††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX. EM-21 Index	Barclays Bank plc	5.00%	06/20/19	$336,000	$367,500	$–	$(5,935)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as short security collateral at September 30, 2014.
2	All or portion of this security is on loan at September 30, 2014 — See Note 5.
3	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
4	Repurchase Agreements — See Note 4.
5	Securities lending collateral — See Note 5.
6	Total Return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate.
7	Total Return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 61.9%
Technology - 25.1%
Apple, Inc.	46,588	$4,693,741
Microsoft Corp.	64,110	2,972,140
Intel Corp.	38,521	1,341,302
QUALCOMM, Inc.	13,040	975,000
Texas Instruments, Inc.	8,306	396,113
Micron Technology, Inc.*	8,332	285,454
Adobe Systems, Inc.*	3,870	267,765
Cognizant Technology Solutions Corp. — Class A*	4,730	211,762
Applied Materials, Inc.	9,480	204,863
Intuit, Inc.	2,209	193,619
Western Digital Corp.	1,821	177,219
SanDisk Corp.	1,745	170,923
Avago Technologies Ltd.	1,958	170,346
Broadcom Corp. — Class A	4,209	170,128
Cerner Corp.*	2,654	158,099
Seagate Technology plc	2,543	145,638
NXP Semiconductor N.V.	1,857	127,075
Fiserv, Inc.*	1,939	125,327
Paychex, Inc.	2,825	124,865
Analog Devices, Inc.	2,445	121,003
Activision Blizzard, Inc.	5,582	116,050
NetApp, Inc.	2,484	106,713
Check Point Software Technologies Ltd.	1,484	102,752
KLA-Tencor Corp.	1,287	101,390
Autodesk, Inc.*	1,773	97,692
CA, Inc.	3,463	96,756
Citrix Systems, Inc.*	1,280	91,315
Xilinx, Inc.	2,089	88,469
Altera Corp.	2,404	86,015
Akamai Technologies, Inc.*	1,386	82,883
Linear Technology Corp.	1,856	82,388
NVIDIA Corp.	4,216	77,785
Maxim Integrated Products, Inc.	2,209	66,800
Total Technology		14,229,390
Communications - 20.5%
Google, Inc. — Class C*	2,631	1,519,033
Google, Inc. — Class A*	2,205	1,297,444
Facebook, Inc. — Class A*	15,678	1,239,189
Amazon.com, Inc.*	3,595	1,159,172
Cisco Systems, Inc.	39,857	1,003,201
Comcast Corp. — Class A	16,725	899,470
eBay, Inc.*	9,657	546,876
Priceline Group, Inc.*	408	472,701
Baidu, Inc. ADR*	2,154	470,067
Twenty-First Century Fox, Inc. — Class A	10,827	371,258
DIRECTV*	3,908	338,120
Yahoo!, Inc.*	7,738	315,324
Viacom, Inc. — Class B	2,895	222,741
Netflix, Inc.*	468	211,152
Sirius XM Holdings, Inc.*	44,130	154,014
Vodafone Group plc ADR	3,900	128,271
Charter Communications, Inc. — Class A*	845	127,908
Symantec Corp.	5,372	126,296
DISH Network Corp. — Class A*	1,729	111,659
SBA Communications Corp. — Class A*	1,004	111,344
Liberty Interactive Corp. — Class A*	3,522	100,447
VimpelCom Ltd. ADR	12,854	92,806
TripAdvisor, Inc.*	1,011	92,426
Equinix, Inc.*	414	87,967
Liberty Media Corp. — Class C*	1,779	83,596
Expedia, Inc.	890	77,982
Liberty Global plc — Class A	1,672	71,127
F5 Networks, Inc.*	576	68,394
Discovery Communications, Inc. — Class C*	1,173	43,729
Discovery Communications, Inc. — Class A*	1,154	43,621
Liberty Media Corp. — Class A*	813	38,357
Total Communications		11,625,692
Consumer, Non-cyclical - 11.5%
Gilead Sciences, Inc.*	11,762	1,252,066
Amgen, Inc.	5,910	830,119
Biogen Idec, Inc.*	1,837	607,698
Celgene Corp.*	6,221	589,626
Mondelez International, Inc. — Class A	13,117	449,454
Express Scripts Holding Co.*	5,800	409,654
Automatic Data Processing, Inc.	3,742	310,885
Regeneron Pharmaceuticals, Inc.*	771	277,961
Kraft Foods Group, Inc.	4,621	260,624
Alexion Pharmaceuticals, Inc.*	1,539	255,197
Vertex Pharmaceuticals, Inc.*	1,852	207,998
Illumina, Inc.*	1,085	177,853
Keurig Green Mountain, Inc.	1,264	164,484
Mylan, Inc.*	2,910	132,376
Intuitive Surgical, Inc.*	280	129,310
Monster Beverage Corp.*	1,301	119,263
Whole Foods Market, Inc.	2,811	107,127
Verisk Analytics, Inc. — Class A*	1,295	78,853
Henry Schein, Inc.*	660	76,870
Catamaran Corp.*	1,614	68,030
Automatic Data Processing, Inc.*	520	37,934
Total Consumer, Non-cyclical		6,543,382
Consumer, Cyclical - 4.1%
Starbucks Corp.	5,845	441,064
Costco Wholesale Corp.	3,410	427,340
Tesla Motors, Inc.*	970	235,400
Marriott International, Inc. — Class A	2,261	158,044
PACCAR, Inc.	2,760	156,975
Wynn Resorts Ltd.	789	147,606
Ross Stores, Inc.	1,646	124,405
O'Reilly Automotive, Inc.*	807	121,341
Fastenal Co.	2,309	103,674
Bed Bath & Beyond, Inc.*	1,571	103,419
Dollar Tree, Inc.*	1,600	89,712
Mattel, Inc.	2,629	80,579
Tractor Supply Co.	1,071	65,877

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 61.9% (continued)
Consumer, Cyclical - 4.1% (continued)
Staples, Inc.	5,012	$60,645
Total Consumer, Cyclical		2,316,081
Industrial - 0.5%
Garmin Ltd.	1,499	77,933
Stericycle, Inc.*	660	76,930
CH Robinson Worldwide, Inc.	1,145	75,936
Expeditors International of Washington, Inc.	1,518	61,600
Total Industrial		292,399
Basic Materials - 0.2%
Sigma-Aldrich Corp.	926	125,945

Total Common Stocks
(Cost $27,692,422)		35,132,889

MUTUAL FUNDS† - 23.6%
Guggenheim Strategy Fund I1	538,251	13,407,820
Total Mutual Funds
(Cost $13,425,578)		13,407,820

	Face Amount
REPURCHASE AGREEMENTS††,2 - 7.5%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	$4,273,068	4,273,068
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	52	52
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	52	52
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	52	52
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	52	52
Total Repurchase Agreements
(Cost $4,273,276)		4,273,276
Total Investments - 93.0%
(Cost $45,391,276)		$52,813,985

	Shares
COMMON STOCKS SOLD SHORT† - (0.1)%
Consumer, Non-cyclical - (0.1)%
CDK Global, Inc.*	1,318	$(40,318)
Total Common Stock Sold Short
(Proceeds $40,320)		(40,318)
Other Assets & Liabilities, net - 7.1%		4,005,254
Total Net Assets - 100.0%		$56,778,921

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $21,837,600)	270	$(213,130)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 NASDAQ-100 Index Swap, Terminating 10/29/14 4 (Notional Value $17,786,211)	4,392	$188,457
Goldman Sachs International October 2014 NASDAQ-100 Index Swap, Terminating 10/28/14 4 (Notional Value $11,869,883)	2,931	24,794
Barclays Bank plc October 2014 NASDAQ-100 Index Swap, Terminating 10/31/14 4 (Notional Value $27,142,758)	6,703	(17,617)
(Total Notional Value $56,798,852)		$195,634

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 66.5%
Technology - 26.9%
Apple, Inc.	69,306	$6,982,579
Microsoft Corp.	95,373	4,421,491
Intel Corp.	57,305	1,995,361
QUALCOMM, Inc.	19,399	1,450,462
Texas Instruments, Inc.	12,356	589,258
Micron Technology, Inc.*	12,394	424,618
Adobe Systems, Inc.*	5,757	398,327
Cognizant Technology Solutions Corp. — Class A*	7,036	315,002
Applied Materials, Inc.	14,102	304,744
Intuit, Inc.	3,286	288,018
Western Digital Corp.	2,709	263,641
SanDisk Corp.	2,595	254,180
Avago Technologies Ltd.	2,913	253,431
Broadcom Corp. — Class A	6,262	253,110
Cerner Corp.*	3,947	235,123
Seagate Technology plc	3,783	216,652
NXP Semiconductor N.V.*	2,762	189,004
Fiserv, Inc.*	2,885	186,472
Paychex, Inc.	4,203	185,773
Analog Devices, Inc.	3,637	179,995
Activision Blizzard, Inc.	8,304	172,640
NetApp, Inc.	3,695	158,737
Check Point Software Technologies Ltd.*	2,208	152,882
KLA-Tencor Corp.	1,914	150,785
Autodesk, Inc.*	2,637	145,299
CA, Inc.	5,152	143,947
Citrix Systems, Inc.*	1,904	135,831
Xilinx, Inc.	3,108	131,624
Altera Corp.	3,576	127,949
Akamai Technologies, Inc.*	2,063	123,367
Linear Technology Corp.	2,761	122,561
NVIDIA Corp.	6,272	115,718
Maxim Integrated Products, Inc.	3,286	99,369
Total Technology		21,167,950
Communications - 22.0%
Google, Inc. — Class C*	3,915	2,260,363
Google, Inc. — Class A*	3,280	1,929,985
Facebook, Inc. — Class A*	23,323	1,843,450
Amazon.com, Inc.*	5,348	1,724,408
Cisco Systems, Inc.	59,292	1,492,380
Comcast Corp. — Class A	24,880	1,338,046
eBay, Inc.*	14,366	813,547
Priceline Group, Inc.*	607	703,259
Baidu, Inc. ADR*	3,204	699,209
Twenty-First Century Fox, Inc. — Class A	16,106	552,274
DIRECTV*	5,813	502,941
Yahoo!, Inc.*	11,512	469,114
Viacom, Inc. — Class B	4,306	331,304
Netflix, Inc.*	696	314,021
Sirius XM Holdings, Inc.*	65,649	229,115
Vodafone Group plc ADR	5,801	190,795
Charter Communications, Inc. — Class A*	1,257	190,272
Symantec Corp.	7,992	187,892
DISH Network Corp. — Class A*	2,572	166,100
SBA Communications Corp. — Class A*	1,493	165,574
Liberty Interactive Corp. — Class A*	5,239	149,416
VimpelCom Ltd. ADR	19,123	138,068
TripAdvisor, Inc.*	1,505	137,587
Equinix, Inc.*	616	130,888
Liberty Media Corp. — Class C*	2,647	124,382
Expedia, Inc.	1,324	116,009
Liberty Global plc — Class A*	2,488	105,840
F5 Networks, Inc.*	857	101,760
Discovery Communications, Inc. — Class C*	1,745	65,054
Discovery Communications, Inc. — Class A*	1,717	64,903
Liberty Media Corp. — Class A*	1,209	57,041
Total Communications		17,294,997
Consumer, Non-cyclical - 12.4%
Gilead Sciences, Inc.*	17,497	1,862,557
Amgen, Inc.	8,792	1,234,924
Biogen Idec, Inc.*	2,733	904,104
Celgene Corp.*	9,254	877,094
Mondelez International, Inc. — Class A	19,513	668,613
Express Scripts Holding Co.*	8,628	609,396
Automatic Data Processing, Inc.	5,566	462,423
Regeneron Pharmaceuticals, Inc.*	1,147	413,516
Kraft Foods Group, Inc.	6,875	387,750
Alexion Pharmaceuticals, Inc.*	2,290	379,728
Vertex Pharmaceuticals, Inc.*	2,756	309,526
Illumina, Inc.*	1,613	264,403
Keurig Green Mountain, Inc.	1,880	244,644
Mylan, Inc.*	4,329	196,926
Intuitive Surgical, Inc.*	416	192,117
Monster Beverage Corp.*	1,935	177,381
Whole Foods Market, Inc.	4,181	159,338
Verisk Analytics, Inc. — Class A*	1,927	117,335
Henry Schein, Inc.*	982	114,374
Catamaran Corp.*	2,401	101,202
Automatic Data Processing, Inc.*	774	56,463
Total Consumer, Non-cyclical		9,733,814
Consumer, Cyclical - 4.4%
Starbucks Corp.	8,695	656,124
Costco Wholesale Corp.	5,073	635,747
Tesla Motors, Inc.*	1,443	350,187
Marriott International, Inc. — Class A	3,363	235,074
PACCAR, Inc.	4,106	233,529
Wynn Resorts Ltd.	1,173	219,445
Ross Stores, Inc.	2,449	185,095
O'Reilly Automotive, Inc.*	1,201	180,582
Fastenal Co.	3,435	154,232
Bed Bath & Beyond, Inc.*	2,337	153,845
Dollar Tree, Inc.*	2,380	133,447
Mattel, Inc.	3,910	119,842
Tractor Supply Co.	1,594	98,047

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 66.5% (continued)
Consumer, Cyclical - 4.4% (continued)
Staples, Inc.	7,456	$90,218
Total Consumer, Cyclical		3,445,414
Industrial - 0.6%
Garmin Ltd.	2,229	115,886
Stericycle, Inc.*	982	114,462
CH Robinson Worldwide, Inc.	1,703	112,942
Expeditors International of Washington, Inc.	2,258	91,630
Total Industrial		434,920
Basic Materials - 0.2%
Sigma-Aldrich Corp.	1,377	187,286

Total Common Stocks
(Cost $23,915,284)		52,264,381

MUTUAL FUNDS† - 24.0%
Guggenheim Strategy Fund I1	755,435	18,817,880
Total Mutual Funds
(Cost $18,844,125)		18,817,880

	Face Amount
REPURCHASE AGREEMENTS††,2 - 8.2%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	$2,061,588	2,061,588
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	1,085,043	1,085,043
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,085,043	1,085,043
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,085,043	1,085,043
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,085,043	1,085,043
Total Repurchase Agreements
(Cost $6,401,760)		6,401,760
Total Investments - 98.7%
(Cost $49,161,169)		$77,484,021

	Shares
COMMON STOCKS SOLD SHORT† - (0.1)%
Consumer, Non-cyclical - (0.1)%
CDK Global, Inc.*	1,855	(56,744)
Total Common Stock Sold Short
(Proceeds $56,748)		(56,744)
Other Assets & Liabilities, net - 1.4%		1,093,127
Total Net Assets - 100.0%		$78,520,404

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $15,043,680)	186	$(146,823)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 NASDAQ-100 Index Swap, Terminating 10/28/14 4 (Notional Value $4,560,095)	1,126	$17,093
Credit Suisse Capital, LLC October 2014 NASDAQ-100 Index Swap, Terminating 10/29/14 4 (Notional Value $3,566,015)	881	3,646
Barclays Bank plc October 2014 NASDAQ-100 Index Swap, Terminating 10/31/14 4 (Notional Value $3,654,429)	902	(2,455)
(Total Notional Value $11,780,539)		$18,284

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 63.0%
Consumer, Non-cyclical - 14.1%
Johnson & Johnson	3,179	$338,851
Procter & Gamble Co.	3,052	255,574
Pfizer, Inc.	7,148	211,366
Merck & Company, Inc.	3,252	192,779
Coca-Cola Co.	4,450	189,836
Gilead Sciences, Inc.*	1,704	181,392
PepsiCo, Inc.	1,699	158,160
Philip Morris International, Inc.	1,761	146,868
Amgen, Inc.	856	120,234
AbbVie, Inc.	1,794	103,621
Altria Group, Inc.	2,236	102,722
Bristol-Myers Squibb Co.	1,869	95,655
UnitedHealth Group, Inc.	1,095	94,444
Biogen Idec, Inc.*	266	87,995
Celgene Corp.*	901	85,397
MasterCard, Inc. — Class A	1,110	82,052
Actavis plc	298	71,901
Eli Lilly & Co.	1,108	71,854
Abbott Laboratories	1,695	70,495
Medtronic, Inc.	1,104	68,392
Mondelez International, Inc. — Class A	1,900	65,104
Colgate-Palmolive Co.	968	63,133
Allergan, Inc.	335	59,694
Express Scripts Holding Co.*	840	59,329
McKesson Corp.	261	50,808
Kimberly-Clark Corp.	422	45,394
Automatic Data Processing, Inc.	542	45,029
Covidien plc	509	44,033
Baxter International, Inc.	611	43,851
Kraft Foods Group, Inc.	670	37,788
Archer-Daniels-Midland Co.	728	37,201
Alexion Pharmaceuticals, Inc.*	223	36,978
WellPoint, Inc.	309	36,963
General Mills, Inc.	690	34,811
Aetna, Inc.	400	32,400
Vertex Pharmaceuticals, Inc.*	268	30,099
Regeneron Pharmaceuticals, Inc.*	83	29,923
Kroger Co.	551	28,652
Cardinal Health, Inc.	380	28,470
Stryker Corp.	337	27,213
Cigna Corp.	297	26,935
McGraw Hill Financial, Inc.	305	25,757
Sysco Corp.	661	25,085
Becton Dickinson and Co.	216	24,583
Lorillard, Inc.	406	24,323
Perrigo Company plc	151	22,679
Humana, Inc.	174	22,670
Mead Johnson Nutrition Co. — Class A	228	21,938
Zoetis, Inc.	565	20,877
Reynolds American, Inc.	347	20,473
Moody's Corp.	210	19,845
St. Jude Medical, Inc.	321	19,302
Mylan, Inc.*	422	19,197
Zimmer Holdings, Inc.	190	19,105
Estee Lauder Companies, Inc. — Class A	254	18,979
Intuitive Surgical, Inc.*	41	18,935
AmerisourceBergen Corp. — Class A	240	18,552
Keurig Green Mountain, Inc.	137	17,828
Kellogg Co.	288	17,741
Boston Scientific Corp.*	1,494	17,644
Constellation Brands, Inc. — Class A*	189	16,473
Brown-Forman Corp. — Class B	178	16,059
Hershey Co.	168	16,032
ConAgra Foods, Inc.	476	15,727
Alliance Data Systems Corp.*	63	15,641
Whole Foods Market, Inc.	407	15,511
Monster Beverage Corp.*	162	14,851
DaVita HealthCare Partners, Inc.*	194	14,189
Dr Pepper Snapple Group, Inc.	220	14,148
Clorox Co.	145	13,926
Molson Coors Brewing Co. — Class B	179	13,325
Tyson Foods, Inc. — Class A	330	12,992
Edwards Lifesciences Corp.*	120	12,258
United Rentals, Inc.*	108	11,999
CR Bard, Inc.	84	11,988
Mallinckrodt plc	128	11,539
JM Smucker Co.	115	11,384
Coca-Cola Enterprises, Inc.	255	11,312
Universal Health Services, Inc. — Class B	103	10,763
CareFusion Corp.*	229	10,362
Equifax, Inc.	137	10,239
Quest Diagnostics, Inc.	163	9,891
Hospira, Inc.*	190	9,886
Laboratory Corporation of America Holdings*	96	9,768
McCormick & Company, Inc.	146	9,767
H&R Block, Inc.	310	9,613
Western Union Co.	597	9,576
Varian Medical Systems, Inc.*	116	9,294
Safeway, Inc.	260	8,918
Quanta Services, Inc.*	244	8,855
Campbell Soup Co.	202	8,631
Hormel Foods Corp.	151	7,760
Cintas Corp.	109	7,694
Robert Half International, Inc.	155	7,595
DENTSPLY International, Inc.	160	7,296
ADT Corp.	196	6,950
Tenet Healthcare Corp.*	110	6,533
Avon Products, Inc.	490	6,174
Total System Services, Inc.	186	5,759
Avery Dennison Corp.	106	4,733
Patterson Companies, Inc.	98	4,060
Total Consumer, Non-cyclical		4,428,380
Financial - 10.5%
Berkshire Hathaway, Inc. — Class B*	2,055	283,878

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 63.0% (continued)
Financial - 10.5% (continued)
Wells Fargo & Co.	5,355	$277,765
JPMorgan Chase & Co.	4,240	255,417
Bank of America Corp.	11,854	202,110
Citigroup, Inc.	3,418	177,121
Visa, Inc. — Class A	555	118,421
American Express Co.	1,015	88,853
American International Group, Inc.	1,609	86,918
U.S. Bancorp	2,031	84,957
Goldman Sachs Group, Inc.	462	84,809
MetLife, Inc.	1,268	68,117
Morgan Stanley	1,726	59,668
Simon Property Group, Inc.	350	57,547
PNC Financial Services Group, Inc.	609	52,118
Capital One Financial Corp.	633	51,665
Bank of New York Mellon Corp.	1,276	49,419
BlackRock, Inc. — Class A	142	46,622
Prudential Financial, Inc.	519	45,640
American Tower Corp. — Class A	447	41,853
ACE Ltd.	378	39,641
Charles Schwab Corp.	1,293	38,001
Travelers Companies, Inc.	382	35,885
State Street Corp.	477	35,112
Discover Financial Services	521	33,547
Marsh & McLennan Companies, Inc.	614	32,137
Crown Castle International Corp.	376	30,279
BB&T Corp.	811	30,177
Allstate Corp.	489	30,010
Aflac, Inc.	511	29,766
Aon plc	327	28,668
CME Group, Inc. — Class A	356	28,464
Public Storage	163	27,032
Ameriprise Financial, Inc.	211	26,033
Equity Residential	408	25,125
Intercontinental Exchange, Inc.	128	24,966
Chubb Corp.	271	24,683
Franklin Resources, Inc.	444	24,247
T. Rowe Price Group, Inc.	297	23,285
SunTrust Banks, Inc.	599	22,780
Health Care REIT, Inc.	365	22,766
Prologis, Inc.	564	21,263
AvalonBay Communities, Inc.	148	20,864
Ventas, Inc.	332	20,567
HCP, Inc.	517	20,530
Boston Properties, Inc.	173	20,026
Vornado Realty Trust	197	19,692
Invesco Ltd.	488	19,266
Weyerhaeuser Co.	596	18,989
Fifth Third Bancorp	940	18,819
Hartford Financial Services Group, Inc.	505	18,811
M&T Bank Corp.	149	18,370
Host Hotels & Resorts, Inc.	853	18,194
Northern Trust Corp.	250	17,008
General Growth Properties, Inc.	707	16,650
Principal Financial Group, Inc.	308	16,161
Lincoln National Corp.	294	15,753
Regions Financial Corp.	1,554	15,602
Progressive Corp.	607	15,345
Loews Corp.	344	14,331
KeyCorp	988	13,170
Essex Property Trust, Inc.	72	12,870
Affiliated Managers Group, Inc.*	63	12,623
Comerica, Inc.	204	10,171
Macerich Co.	159	10,149
Kimco Realty Corp.	463	10,144
XL Group plc — Class A	299	9,918
Unum Group	287	9,867
CBRE Group, Inc. — Class A*	314	9,338
Huntington Bancshares, Inc.	921	8,961
Navient Corp.	473	8,377
Cincinnati Financial Corp.	166	7,810
Plum Creek Timber Company, Inc.	200	7,802
Torchmark Corp.	147	7,698
E*TRADE Financial Corp.*	325	7,342
Genworth Financial, Inc. — Class A*	560	7,336
Zions Bancorporation	229	6,655
Iron Mountain, Inc.	194	6,334
Legg Mason, Inc.	115	5,883
NASDAQ OMX Group, Inc.	133	5,642
Hudson City Bancorp, Inc.	542	5,268
Apartment Investment & Management Co. — Class A	165	5,250
Assurant, Inc.	80	5,144
People's United Financial, Inc.	350	5,065
Total Financial		3,290,560
Technology - 8.6%
Apple, Inc.	6,750	680,062
Microsoft Corp.	9,289	430,638
International Business Machines Corp.	1,046	198,562
Intel Corp.	5,581	194,330
QUALCOMM, Inc.	1,889	141,241
Oracle Corp.	3,666	140,335
Hewlett-Packard Co.	2,104	74,628
EMC Corp.	2,287	66,918
Accenture plc — Class A	712	57,900
Texas Instruments, Inc.	1,203	57,371
Micron Technology, Inc.*	1,207	41,352
salesforce.com, Inc.*	649	37,337
Adobe Systems, Inc.*	533	36,878
Cognizant Technology Solutions Corp. — Class A*	685	30,667
Applied Materials, Inc.	1,373	29,671
Intuit, Inc.	320	28,048
SanDisk Corp.	253	24,781
Avago Technologies Ltd.	284	24,708
Broadcom Corp. — Class A	606	24,495
Western Digital Corp.	248	24,135
Seagate Technology plc	368	21,075
Cerner Corp.*	342	20,373
Fiserv, Inc.*	281	18,162

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 63.0% (continued)
Technology - 8.6% (continued)
Fidelity National Information Services, Inc.	322	$18,129
Analog Devices, Inc.	354	17,519
Paychex, Inc.	368	16,266
Xerox Corp.	1,222	16,167
NetApp, Inc.	360	15,466
KLA-Tencor Corp.	186	14,653
Autodesk, Inc.*	256	14,106
Lam Research Corp.	183	13,670
Citrix Systems, Inc.*	185	13,198
Xilinx, Inc.	303	12,832
Electronic Arts, Inc.*	352	12,535
Altera Corp.	348	12,451
Akamai Technologies, Inc.*	201	12,020
Red Hat, Inc.*	213	11,960
Linear Technology Corp.	269	11,941
NVIDIA Corp.	580	10,701
Microchip Technology, Inc.	226	10,674
CA, Inc.	361	10,086
Computer Sciences Corp.	164	10,029
Teradata Corp.*	175	7,336
Pitney Bowes, Inc.	229	5,723
First Solar, Inc.*	85	5,594
Dun & Bradstreet Corp.	41	4,816
Total Technology		2,681,539
Communications - 7.5%
Verizon Communications, Inc.	4,673	233,603
AT&T, Inc.	5,846	206,013
Google, Inc. — Class A*	320	188,292
Google, Inc. — Class C*	320	184,755
Facebook, Inc. — Class A*	2,198	173,730
Walt Disney Co.	1,780	158,474
Comcast Corp. — Class A	2,918	156,930
Cisco Systems, Inc.	5,748	144,677
Amazon.com, Inc.*	427	137,682
Twenty-First Century Fox, Inc. — Class A	2,123	72,798
Time Warner, Inc.	964	72,502
eBay, Inc.*	1,273	72,090
Priceline Group, Inc.*	59	68,357
DIRECTV*	566	48,970
Time Warner Cable, Inc.	314	45,056
Yahoo!, Inc.*	1,043	42,502
Viacom, Inc. — Class B	429	33,007
Netflix, Inc.*	68	30,680
CBS Corp. — Class B	546	29,211
Corning, Inc.	1,455	28,140
CenturyLink, Inc.	643	26,292
Omnicom Group, Inc.	283	19,487
Symantec Corp.	778	18,291
Motorola Solutions, Inc.	249	15,757
Nielsen N.V.	343	15,205
TripAdvisor, Inc.*	126	11,519
Discovery Communications, Inc. — Class C*	308	11,482
Juniper Networks, Inc.	453	10,034
F5 Networks, Inc.*	84	9,974
Expedia, Inc.	112	9,813
News Corp. — Class A*	561	9,173
Scripps Networks Interactive, Inc. — Class A	117	9,136
Interpublic Group of Companies, Inc.	475	8,702
Harris Corp.	118	7,835
Gannett Company, Inc.	254	7,536
Frontier Communications Corp.	1,130	7,356
Windstream Holdings, Inc.	679	7,320
VeriSign, Inc.*	127	7,000
Discovery Communications, Inc. — Class A*	167	6,313
Cablevision Systems Corp. — Class A	245	4,290
Total Communications		2,349,984
Industrial - 6.5%
General Electric Co.	11,311	289,787
Union Pacific Corp.	1,012	109,721
3M Co.	730	103,426
United Technologies Corp.	959	101,270
Boeing Co.	755	96,172
Honeywell International, Inc.	882	82,132
United Parcel Service, Inc. — Class B	793	77,943
Caterpillar, Inc.	708	70,113
Lockheed Martin Corp.	304	55,565
Thermo Fisher Scientific, Inc.	450	54,766
Danaher Corp.	687	52,198
Emerson Electric Co.	787	49,251
FedEx Corp.	299	48,274
General Dynamics Corp.	358	45,498
Norfolk Southern Corp.	349	38,948
Precision Castparts Corp.	162	38,375
CSX Corp.	1,127	36,132
Raytheon Co.	350	35,567
Illinois Tool Works, Inc.	411	34,697
Eaton Corporation plc	536	33,966
Deere & Co.	404	33,124
Northrop Grumman Corp.	234	30,832
TE Connectivity Ltd.	461	25,489
Cummins, Inc.	193	25,472
Waste Management, Inc.	489	23,242
Tyco International Ltd.	500	22,285
Agilent Technologies, Inc.	376	21,425
Parker-Hannifin Corp.	168	19,177
Amphenol Corp. — Class A	177	17,675
Rockwell Automation, Inc.	155	17,031
Ingersoll-Rand plc	302	17,021
Roper Industries, Inc.	113	16,531
Stanley Black & Decker, Inc.	176	15,627
Dover Corp.	188	15,102
Kansas City Southern	124	15,029
Pentair plc	217	14,211
AMETEK, Inc.	277	13,908
Rockwell Collins, Inc.	152	11,932
Fluor Corp.	178	11,889
L-3 Communications Holdings, Inc.	97	11,535

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 63.0% (continued)
Industrial - 6.5% (continued)
Textron, Inc.	315	$11,337
Stericycle, Inc.*	96	11,190
Republic Services, Inc. — Class A	285	11,121
CH Robinson Worldwide, Inc.	166	11,009
Flowserve Corp.	154	10,860
Pall Corp.	120	10,044
Ball Corp.	156	9,870
Masco Corp.	402	9,616
Waters Corp.*	95	9,416
Expeditors International of Washington, Inc.	220	8,928
Vulcan Materials Co.	148	8,914
Martin Marietta Materials, Inc.	69	8,897
Sealed Air Corp.	239	8,337
Snap-on, Inc.	66	7,991
Jacobs Engineering Group, Inc.*	150	7,323
Xylem, Inc.	206	7,311
Garmin Ltd.	137	7,123
Joy Global, Inc.	111	6,054
PerkinElmer, Inc.	127	5,537
Leggett & Platt, Inc.	155	5,413
Ryder System, Inc.	60	5,398
Allegion plc	108	5,145
FLIR Systems, Inc.	160	5,014
Owens-Illinois, Inc.*	186	4,845
Jabil Circuit, Inc.	225	4,538
Bemis Company, Inc.	113	4,296
Total Industrial		2,037,865
Energy - 6.1%
Exxon Mobil Corp.	4,808	452,192
Chevron Corp.	2,141	255,464
Schlumberger Ltd.	1,461	148,570
ConocoPhillips	1,386	106,058
Occidental Petroleum Corp.	879	84,516
Halliburton Co.	959	61,865
EOG Resources, Inc.	617	61,095
Anadarko Petroleum Corp.	570	57,821
Phillips 66	630	51,225
Williams Companies, Inc.	758	41,955
Apache Corp.	431	40,458
National Oilwell Varco, Inc.	485	36,909
Baker Hughes, Inc.	490	31,879
Pioneer Natural Resources Co.	161	31,712
Spectra Energy Corp.	756	29,681
Devon Energy Corp.	434	29,590
Marathon Oil Corp.	760	28,568
Kinder Morgan, Inc.	742	28,448
Hess Corp.	295	27,824
Noble Energy, Inc.	406	27,754
Valero Energy Corp.	595	27,530
Marathon Petroleum Corp.	319	27,010
Equities Corp.	171	15,653
Cabot Oil & Gas Corp. — Class A	470	15,364
ONEOK, Inc.	234	15,339
Cameron International Corp.*	229	15,201
FMC Technologies, Inc.*	265	14,392
Southwestern Energy Co.*	398	13,910
Chesapeake Energy Corp.	585	13,449
Range Resources Corp.	190	12,884
Cimarex Energy Co.	98	12,400
Transocean Ltd.	384	12,276
Helmerich & Payne, Inc.	122	11,940
Ensco plc — Class A	263	10,865
Murphy Oil Corp.	188	10,699
CONSOL Energy, Inc.	259	9,806
Tesoro Corp.	145	8,842
Nabors Industries Ltd.	326	7,420
Noble Corporation plc	287	6,377
Denbury Resources, Inc.	397	5,967
QEP Resources, Inc.	187	5,756
Newfield Exploration Co.*	154	5,709
Diamond Offshore Drilling, Inc.	76	2,605
Total Energy		1,914,978
Consumer, Cyclical - 5.8%
Home Depot, Inc.	1,517	139,170
Wal-Mart Stores, Inc.	1,780	136,116
McDonald's Corp.	1,107	104,954
CVS Health Corp.	1,306	103,944
NIKE, Inc. — Class B	793	70,736
Ford Motor Co.	4,372	64,662
Starbucks Corp.	847	63,915
Costco Wholesale Corp.	494	61,908
Lowe's Companies, Inc.	1,113	58,900
Walgreen Co.	992	58,796
General Motors Co.	1,520	48,549
TJX Companies, Inc.	781	46,211
Target Corp.	714	44,754
Yum! Brands, Inc.	496	35,702
Delta Air Lines, Inc.	950	34,343
Johnson Controls, Inc.	751	33,044
Southwest Airlines Co.	772	26,070
VF Corp.	389	25,685
Chipotle Mexican Grill, Inc. — Class A*	35	23,331
Macy's, Inc.	398	23,156
PACCAR, Inc.	400	22,750
Dollar General Corp.*	342	20,900
Delphi Automotive plc	338	20,733
Carnival Corp.	508	20,406
AutoZone, Inc.*	37	18,858
L Brands, Inc.	277	18,554
Ross Stores, Inc.	237	17,912
Starwood Hotels & Resorts Worldwide, Inc.	215	17,890
O'Reilly Automotive, Inc.*	117	17,592
WW Grainger, Inc.	69	17,364
Marriott International, Inc. — Class A	246	17,195
Wynn Resorts Ltd.	91	17,024
Michael Kors Holdings Ltd.	231	16,491
Genuine Parts Co.	173	15,174
Bed Bath & Beyond, Inc.*	228	15,009
Harley-Davidson, Inc.	245	14,259
Kohl's Corp.	231	14,098
Fastenal Co.	308	13,829
BorgWarner, Inc.	257	13,521
Dollar Tree, Inc.*	232	13,008

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 63.0% (continued)
Consumer, Cyclical - 5.8% (continued)
Under Armour, Inc. — Class A*	188	$12,991
The Gap, Inc.	309	12,882
Whirlpool Corp.	88	12,817
Tiffany & Co.	127	12,231
Mattel, Inc.	381	11,678
CarMax, Inc.*	247	11,473
Wyndham Worldwide Corp.	141	11,458
PVH Corp.	93	11,267
Ralph Lauren Corp. — Class A	68	11,202
Coach, Inc.	310	11,039
Nordstrom, Inc.	161	11,008
Best Buy Company, Inc.	327	10,984
Newell Rubbermaid, Inc.	309	10,633
Tractor Supply Co.	155	9,534
Mohawk Industries, Inc.*	70	9,437
Staples, Inc.	726	8,785
Family Dollar Stores, Inc.	108	8,342
PetSmart, Inc.	112	7,850
Lennar Corp. — Class A	200	7,767
DR Horton, Inc.	374	7,674
Darden Restaurants, Inc.	149	7,668
Harman International Industries, Inc.	77	7,549
Hasbro, Inc.	129	7,094
Goodyear Tire & Rubber Co.	310	7,001
PulteGroup, Inc.	381	6,728
GameStop Corp. — Class A	127	5,232
Fossil Group, Inc.*	52	4,883
AutoNation, Inc.*	88	4,427
Urban Outfitters, Inc.*	115	4,221
Total Consumer, Cyclical		1,812,368
Basic Materials - 2.0%
EI du Pont de Nemours & Co.	1,032	74,056
Monsanto Co.	591	66,494
Dow Chemical Co.	1,265	66,337
LyondellBasell Industries N.V. — Class A	479	52,048
Praxair, Inc.	329	42,441
Freeport-McMoRan, Inc.	1,171	38,233
Ecolab, Inc.	304	34,908
PPG Industries, Inc.	155	30,495
Air Products & Chemicals, Inc.	216	28,119
International Paper Co.	481	22,963
Alcoa, Inc.	1,326	21,335
Sherwin-Williams Co.	94	20,585
Nucor Corp.	359	19,487
Sigma-Aldrich Corp.	134	18,225
Mosaic Co.	359	15,943
CF Industries Holdings, Inc.	56	15,636
Eastman Chemical Co.	168	13,590
Newmont Mining Corp.	562	12,954
International Flavors & Fragrances, Inc.	91	8,725
FMC Corp.	150	8,579
Airgas, Inc.	76	8,409
MeadWestvaco Corp.	190	7,779
Allegheny Technologies, Inc.	123	4,563
Total Basic Materials		631,904
Utilities - 1.9%
Duke Energy Corp.	797	59,591
NextEra Energy, Inc.	492	46,188
Dominion Resources, Inc.	657	45,392
Southern Co.	1,010	44,087
Exelon Corp.	969	33,033
American Electric Power Company, Inc.	551	28,768
Sempra Energy	261	27,504
PPL Corp.	749	24,597
PG&E Corp.	531	23,916
Public Service Enterprise Group, Inc.	570	21,227
Edison International	367	20,523
Consolidated Edison, Inc.	330	18,698
Xcel Energy, Inc.	570	17,328
FirstEnergy Corp.	474	15,912
Northeast Utilities	356	15,771
Entergy Corp.	202	15,621
DTE Energy Co.	200	15,216
NiSource, Inc.	355	14,548
CenterPoint Energy, Inc.	485	11,868
NRG Energy, Inc.	381	11,613
Wisconsin Energy Corp.	254	10,922
AES Corp.	750	10,635
Ameren Corp.	274	10,502
CMS Energy Corp.	310	9,195
SCANA Corp.	160	7,938
Pepco Holdings, Inc.	283	7,573
AGL Resources, Inc.	135	6,931
Pinnacle West Capital Corp.	124	6,775
Integrys Energy Group, Inc.	90	5,834
TECO Energy, Inc.	263	4,571
Total Utilities		592,277
Diversified - 0.0%
Leucadia National Corp.	357	8,511

Total Common Stocks
(Cost $10,514,344)		19,748,366

MUTUAL FUNDS† - 24.3%
Guggenheim Strategy Fund I1	305,535	7,610,880
Total Mutual Funds
(Cost $7,617,830)		7,610,880

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 7.4%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	$726,204	$726,204
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	402,335	402,335
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	402,335	402,335
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	402,335	402,335
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	402,335	402,335
Total Repurchase Agreements
(Cost $2,335,544)		2,335,544
Total Investments - 94.7%
(Cost $20,467,718)		$29,694,790
Other Assets & Liabilities, net - 5.3%		1,666,045
Total Net Assets - 100.0%		$31,360,835

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $16,995,088)	173	$(194,467)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/14 4 (Notional Value $1,918,052)	973	$6,635
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/14 4 (Notional Value $1,264,125)	641	945
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/14 4 (Notional Value $7,032,696)	3,566	(36,857)
(Total Notional Value $10,214,873)		$(29,277)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 97.2%
Gold Mining - 63.8%
Newmont Mining Corp.	72,017	$1,659,991
Barrick Gold Corp.	111,644	1,636,701
Goldcorp, Inc.	62,017	1,428,252
Agnico Eagle Mines Ltd.	33,308	966,931
Yamana Gold, Inc.	150,705	904,230
Royal Gold, Inc.	13,341	866,365
Randgold Resources Ltd. ADR	12,554	848,525
AngloGold Ashanti Ltd. ADR*	66,113	793,356
Kinross Gold Corp.*	230,849	761,802
Franco-Nevada Corp.	13,872	678,063
Eldorado Gold Corp.	97,364	656,233
Cia de Minas Buenaventura S.A.A. ADR	49,295	570,836
IAMGOLD Corp.*	199,010	549,268
Gold Fields Ltd. ADR	136,089	530,747
New Gold, Inc.*	92,734	468,307
Allied Nevada Gold Corp.*,1	136,101	450,494
Sibanye Gold Ltd. ADR	45,424	385,196
AuRico Gold, Inc.	98,159	342,575
McEwen Mining, Inc.*	159,824	313,255
Harmony Gold Mining Company Ltd. ADR*	144,119	311,297
Novagold Resources, Inc.*	94,406	286,050
B2Gold Corp.*,1	139,215	282,606
Seabridge Gold, Inc.*,1	34,174	274,759
Sandstorm Gold Ltd.*	58,262	250,527
Gold Resource Corp.	45,569	233,313
Alamos Gold, Inc.	28,181	224,321
Pretium Resources, Inc.*,1	35,122	182,634
Total Gold Mining		16,856,634
Silver Mining - 13.1%
Silver Wheaton Corp.	57,797	1,151,895
Hecla Mining Co.	201,996	500,950
Pan American Silver Corp.	44,172	485,009
Silver Standard Resources, Inc.*,1	70,619	430,776
First Majestic Silver Corp.*	50,680	395,304
Endeavour Silver Corp.*	71,058	310,523
Silvercorp Metals, Inc.	108,870	173,103
Total Silver Mining		3,447,560
Metal-Copper - 12.2%
Freeport-McMoRan, Inc.	69,946	2,283,737
Southern Copper Corp.	31,212	925,436
Total Metal-Copper		3,209,173
Precious Metals - 3.3%
Coeur Mining, Inc.*	76,061	377,263
Primero Mining Corp.*	54,519	264,417
Tahoe Resources, Inc.*	10,661	216,418
Total Precious Metals		858,098
Platinum - 2.8%
Stillwater Mining Co.*	49,085	737,748
Metal Processors & Fabrications - 1.1%
RTI International Metals, Inc.*	12,140	299,372
Diamonds/Precious Stones - 0.9%
Dominion Diamond Corp.*	16,830	239,659
Total Common Stocks
(Cost $20,689,864)		25,648,244

EXCHANGE-TRADED FUNDS - 2.0%
Market Vectors Junior Gold Miners ETF*	15,460	519,765
Total Exchange-Traded Funds
(Cost $543,364)		519,765

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$65,805	65,805
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	65,805	65,805
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	65,805	65,805
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	65,805	65,805
Total Repurchase Agreements
(Cost $263,220)		263,220

SECURITIES LENDING COLLATERAL††,3 - 3.8%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	861,963	861,963
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	141,306	141,306
Total Securities Lending Collateral
(Cost $1,003,269)		1,003,269
Total Investments - 104.0%
(Cost $22,499,717)		$27,434,498
Other Assets & Liabilities, net - (4.0)%		(1,065,831)
Total Net Assets - 100.0%		$26,368,667

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral ― See Note 5.
ADR ― American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
REITS - 89.2%
REITS-Diversified - 17.0%
American Tower Corp. — Class A	4,520	$423,208
Crown Castle International Corp.	4,510	363,190
Vornado Realty Trust	2,976	297,481
Weyerhaeuser Co.	8,909	283,841
Digital Realty Trust, Inc.	3,262	203,484
Plum Creek Timber Company, Inc.	4,632	180,694
Duke Realty Corp.	9,628	165,409
Liberty Property Trust	4,478	148,938
Rayonier, Inc.	4,378	136,331
Corrections Corporation of America	3,953	135,825
Retail Properties of America, Inc. — Class A	8,734	127,778
Geo Group, Inc.	3,062	117,030
EPR Properties	2,193	111,141
Cousins Properties, Inc.	9,250	110,538
Lexington Realty Trust	10,391	101,728
PS Business Parks, Inc.	1,290	98,221
DuPont Fabros Technology, Inc.	3,484	94,207
National Health Investors, Inc.	1,640	93,710
Washington Real Estate Investment Trust	3,510	89,084
Potlatch Corp.	2,190	88,060
New Residential Investment Corp.	14,810	86,342
American Assets Trust, Inc.	2,490	82,095
STAG Industrial, Inc.	3,810	78,905
Total REITS-Diversified		3,617,240
REITS-Office Property - 11.9%
Boston Properties, Inc.	2,495	288,820
American Realty Capital Properties, Inc.	18,923	228,211
SL Green Realty Corp.	2,113	214,089
Alexandria Real Estate Equities, Inc.	2,150	158,563
Kilroy Realty Corp.	2,590	153,950
BioMed Realty Trust, Inc.	6,809	137,542
Douglas Emmett, Inc.	5,183	133,048
Equity Commonwealth*	4,984	128,139
Highwoods Properties, Inc.	3,280	127,592
Columbia Property Trust, Inc.	5,020	119,827
Piedmont Office Realty Trust, Inc. — Class A	6,390	112,720
Brandywine Realty Trust	7,680	108,058
Corporate Office Properties Trust	4,017	103,317
Parkway Properties, Inc.	4,964	93,224
New York REIT, Inc.	8,690	89,333
Hudson Pacific Properties, Inc.	3,620	89,269
Mack-Cali Realty Corp.	4,668	89,205
Government Properties Income Trust	3,880	85,011
Empire State Realty Trust, Inc. — Class A	5,580	83,812
Total REITS-Office Property		2,543,730
REITS-Apartments - 10.5%
Equity Residential	5,357	329,883
AvalonBay Communities, Inc.	2,144	302,239
Essex Property Trust, Inc.	1,304	233,089
UDR, Inc.	6,651	181,240
Camden Property Trust	2,477	169,749
Mid-America Apartment Communities, Inc.	2,338	153,490
Apartment Investment & Management Co. — Class A	4,651	147,995
American Campus Communities, Inc.	3,728	135,886
American Homes 4 Rent — Class A	7,710	130,222
Home Properties, Inc.	2,165	126,090
Post Properties, Inc.	2,264	116,234
Education Realty Trust, Inc.	7,970	81,932
Starwood Waypoint Residential Trust	2,716	70,643
Associated Estates Realty Corp.	3,970	69,515
Total REITS-Apartments		2,248,207
REITS-Mortgage - 9.0%
Annaly Capital Management, Inc.	20,175	215,468
American Capital Agency Corp.	8,798	186,958
Starwood Property Trust, Inc.	6,899	151,502
NorthStar Realty Finance Corp.	8,403	148,481
Two Harbors Investment Corp.	13,320	128,804
MFA Financial, Inc.	14,846	115,502
Colony Financial, Inc.	4,810	107,648
Newcastle Investment Corp.	7,470	94,720
Invesco Mortgage Capital, Inc.	5,974	93,911
Hatteras Financial Corp.	4,971	89,279
PennyMac Mortgage Investment Trust	4,089	87,627
Redwood Trust, Inc.	4,810	79,750
Blackstone Mortgage Trust, Inc. — Class A	2,940	79,674
CYS Investments, Inc.	9,375	77,250
Capstead Mortgage Corp.	5,994	73,367
iStar Financial, Inc.*	5,370	72,495
American Capital Mortgage Investment Corp.	3,530	66,435
Western Asset Mortgage Capital Corp.	3,650	53,947
Total REITS-Mortgage		1,922,818
REITS-Health Care - 8.2%
Health Care REIT, Inc.	4,853	302,681
Ventas, Inc.	4,809	297,918
HCP, Inc.	7,462	296,316
Omega Healthcare Investors, Inc.	4,174	142,709
Senior Housing Properties Trust	6,787	141,984

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
REITS - 89.2% (continued)
REITS-Health Care - 8.2% (continued)
Healthcare Trust of America, Inc. — Class A	9,809	$113,784
Healthcare Realty Trust, Inc.	4,460	105,613
Medical Properties Trust, Inc.	8,095	99,245
American Realty Capital Healthcare Trust, Inc.	8,840	92,643
LTC Properties, Inc.	2,100	77,469
Sabra Health Care REIT, Inc.	2,990	72,717
Total REITS-Health Care		1,743,079
REITS-Regional Malls - 7.6%
Simon Property Group, Inc.	2,999	493,095
General Growth Properties, Inc.	13,336	314,063
Macerich Co.	3,225	205,852
Taubman Centers, Inc.	2,018	147,314
Tanger Factory Outlet Centers, Inc.	3,707	121,293
CBL & Associates Properties, Inc.	6,529	116,869
Glimcher Realty Trust	6,387	86,480
Pennsylvania Real Estate Investment Trust	3,930	78,364
Rouse Properties, Inc.	3,870	62,578
Total REITS-Regional Malls		1,625,908
REITS-Shopping Centers - 7.1%
Kimco Realty Corp.	9,450	207,049
Federal Realty Investment Trust	1,648	195,222
DDR Corp.	10,247	171,432
Brixmor Property Group, Inc.	7,250	161,385
Regency Centers Corp.	2,844	153,093
Weingarten Realty Investors	4,278	134,757
Washington Prime Group, Inc.	7,060	123,409
Equity One, Inc.	5,201	112,498
Kite Realty Group Trust	4,020	97,445
Acadia Realty Trust	3,200	88,256
Retail Opportunity Investments Corp.	5,450	80,115
Total REITS-Shopping Centers		1,524,661
REITS-Hotels - 6.9%
Host Hotels & Resorts, Inc.	12,919	275,562
Hospitality Properties Trust	5,051	135,619
RLJ Lodging Trust	4,660	132,670
LaSalle Hotel Properties	3,718	127,304
Strategic Hotels & Resorts, Inc.*	10,170	118,481
Sunstone Hotel Investors, Inc.	8,401	116,102
Ryman Hospitality Properties, Inc.	2,290	108,317
DiamondRock Hospitality Co.	8,443	107,057
Pebblebrook Hotel Trust	2,850	106,419
Chesapeake Lodging Trust	3,000	87,450
Hersha Hospitality Trust	12,070	76,886
FelCor Lodging Trust, Inc.	7,885	73,804
Total REITS-Hotels		1,465,671
REITS-Storage - 3.6%
Public Storage	2,255	373,970
Extra Space Storage, Inc.	3,288	169,562
CubeSmart	6,285	113,004
Sovran Self Storage, Inc.	1,470	109,309
Total REITS-Storage		765,845
REITS-Warehouse/Industries - 3.6%
Prologis, Inc.	7,987	301,110
DCT Industrial Trust, Inc.	14,692	110,337
First Industrial Realty Trust, Inc.	5,794	97,977
EastGroup Properties, Inc.	1,594	96,580
Chambers Street Properties	12,272	92,408
CyrusOne, Inc.	2,790	67,072
Total REITS-Warehouse/Industries		765,484
REITS-Single Tenant - 2.7%
Realty Income Corp.	5,067	206,683
National Retail Properties, Inc.	4,160	143,811
Spirit Realty Capital, Inc.	13,093	143,630
Select Income REIT	3,390	81,530
Total REITS-Single Tenant		575,654
REITS-Manufactured Homes - 1.1%
Equity Lifestyle Properties, Inc.	3,080	130,468
Sun Communities, Inc.	1,939	97,920
Total REITS-Manufactured Homes		228,388
Total REITS		19,026,685
Real Estate - 8.2%
Real Estate Management/Services - 4.5%
CBRE Group, Inc. — Class A*	7,333	218,083
WP Carey, Inc.	2,688	171,414
Jones Lang LaSalle, Inc.	1,309	165,379
Realogy Holdings Corp.*	4,196	156,091
Altisource Residential Corp.	6,210	149,040
Kennedy-Wilson Holdings, Inc.	4,354	104,322
Total Real Estate Management/Services		964,329
Real Estate Operations/Development - 3.0%
Howard Hughes Corp.*	1,137	170,550
Brookfield Asset Management, Inc. — Class A	3,330	149,717
Forest City Enterprises, Inc. — Class A*	6,975	136,431
St. Joe Co.*	4,625	92,176
Alexander & Baldwin, Inc.	2,470	88,846
Total Real Estate Operations/Development		637,720
Real Estate Services - 0.7%
E-House China Holdings Ltd. ADR	15,970	152,034
Total Real Estate		1,754,083
Diversified Financial Services - 1.3%
Investment Management/Advisory Services - 1.3%
Altisource Portfolio Solutions S.A.*,1	1,550	156,240

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Diversified Financial Services - 1.3% (continued)
Investment Management/Advisory Services - 1.3% (continued)
NorthStar Asset Management Group Incorporated*	6,973	$128,443
Total Investment Management/Advisory Services		284,683
Total Diversified Financial Services		284,683
Entertainment - 0.6%
Casino Services - 0.6%
Gaming and Leisure Properties, Inc.	4,159	128,513
Chemicals - 0.4%
Chemicals-Fibers - 0.4%
Rayonier Advanced Materials, Inc.1	2,706	89,054
Total Common Stocks
(Cost $15,056,541)		21,283,018

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$7,884	7,884
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	7,884	7,884
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	7,884	7,884
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	7,884	7,884
Total Repurchase Agreements
(Cost $31,536)		31,536

SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	142,102	142,102
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	23,295	23,295
Total Securities Lending Collateral
(Cost $165,397)		165,397
Total Investments - 100.6%
(Cost $15,253,474)		$21,479,951
Other Assets & Liabilities, net - (0.6)%		(124,705)
Total Net Assets - 100.0%		$21,355,246

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral ― See Note 5.
ADR —American Depositary Receipt
REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.8%
Retail-Discount - 14.8%
Wal-Mart Stores, Inc.	3,291	$251,664
Costco Wholesale Corp.	945	118,427
Target Corp.	1,608	100,789
Dollar General Corp.*	1,112	67,954
Dollar Tree, Inc.*	969	54,332
Family Dollar Stores, Inc.	610	47,116
HSN, Inc.	485	29,764
Big Lots, Inc.	570	24,539
Total Retail-Discount		694,585
Retail-Apparel/Shoe - 12.6%
L Brands, Inc.	1,068	71,536
The Gap, Inc.	1,613	67,246
Ross Stores, Inc.	845	63,865
Foot Locker, Inc.	819	45,577
Urban Outfitters, Inc.*	964	35,379
American Eagle Outfitters, Inc.	1,908	27,704
DSW, Inc. — Class A	880	26,497
Abercrombie & Fitch Co. — Class A	681	24,748
Chico's FAS, Inc.	1,651	24,385
Men's Wearhouse, Inc.	505	23,846
Buckle, Inc.	519	23,557
ANN, Inc.*	539	22,169
Guess?, Inc.	998	21,926
Genesco, Inc.*	288	21,528
Ascena Retail Group, Inc.*	1,596	21,227
Express, Inc.*	1,151	17,967
Children's Place, Inc.	335	15,966
Finish Line, Inc. — Class A	637	15,944
Francesca's Holdings Corp.*	901	12,551
Aeropostale, Inc.*	2,481	8,162
Total Retail-Apparel/Shoe		591,780
E-Commerce/Services - 10.9%
Priceline Group, Inc.*	107	123,967
Netflix, Inc.*	189	85,273
Liberty Interactive Corp. — Class A*	2,115	60,320
TripAdvisor, Inc.*	630	57,595
Expedia, Inc.	624	54,675
Ctrip.com International Ltd. ADR*	689	39,108
Groupon, Inc. — Class A*	5,144	34,362
Liberty Ventures*	717	27,217
RetailMeNot, Inc.*	951	15,368
Orbitz Worldwide, Inc.*	1,914	15,063
Total E-Commerce/Services		512,948
E-Commerce/Products - 7.1%
Amazon.com, Inc.*	613	197,656
Vipshop Holdings Ltd. ADR*	242	45,740
zulily, Inc. — Class A*	940	35,617
E-Commerce China Dangdang, Inc. — Class A ADR*	2,443	29,805
Shutterfly, Inc.*	472	23,005
Total E-Commerce/Products		331,823
Retail-Building Products - 6.6%
Home Depot, Inc.	1,924	176,507
Lowe's Companies, Inc.	2,156	114,096
Lumber Liquidators Holdings, Inc.*	342	19,624
Total Retail-Building Products		310,227
Retail-Drug Store - 6.3%
CVS Health Corp.	1,886	150,107
Walgreen Co.	1,953	115,754
Rite Aid Corp.*	6,251	30,255
Total Retail-Drug Store		296,116
Retail-Automobile - 3.9%
CarMax, Inc.*	1,021	47,425
AutoNation, Inc.*	771	38,789
Penske Automotive Group, Inc.	745	30,240
Asbury Automotive Group, Inc.*	351	22,611
Lithia Motors, Inc. — Class A	291	22,026
Group 1 Automotive, Inc.	283	20,577
Total Retail-Automobile		181,668
Retail-Auto Parts - 3.7%
AutoZone, Inc.*	124	63,199
O'Reilly Automotive, Inc.*	415	62,399
Advance Auto Parts, Inc.	381	49,644
Total Retail-Auto Parts		175,242
Retail - Major Department Stores - 3.4%
TJX Companies, Inc.	1,726	102,128
Nordstrom, Inc.	844	57,704
Total Retail - Major Department Stores		159,832
Distribution/Wholesale - 2.8%
Genuine Parts Co.	665	58,328
LKQ Corp.*	1,714	45,575
Pool Corp.	458	24,695
Total Distribution/Wholesale		128,598
Retail - Regional Department Stores - 2.7%
Macy's, Inc.	1,215	70,688
Kohl's Corp.	918	56,026
Total Retail - Regional Department Stores		126,714
Retail-Misc/Diversified - 2.3%
Sally Beauty Holdings, Inc.*	1,220	33,391
CST Brands, Inc.	739	26,567
PriceSmart, Inc.	304	26,035
Five Below, Inc.*	592	23,449
Total Retail-Misc/Diversified		109,442
Retail-Jewelry - 2.1%
Tiffany & Co.	579	55,763
Signet Jewelers Ltd.	370	42,147
Total Retail-Jewelry		97,910
Retail-Sporting Goods - 1.9%
Dick's Sporting Goods, Inc.	849	37,254
Cabela's, Inc.*	552	32,513
Hibbett Sports, Inc.*	398	16,967
Total Retail-Sporting Goods		86,734
Retail-Office Supplies - 1.5%
Staples, Inc.	3,556	43,028
Office Depot, Inc.*	5,065	26,034
Total Retail-Office Supplies		69,062

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Retail-Bedding - 1.3%
Bed Bath & Beyond, Inc.*	900	$59,247
Retail-Major Dept Store - 1.2%
JC Penney Company, Inc.*	2,740	27,509
Sears Holdings Corp.*,1	1,059	26,719
Total Retail-Major Dept Store		54,228
Retail- Consumer Electronics - 1.1%
Best Buy Company, Inc.	1,595	53,576
Retail-Vitamins/Natural Supplements - 1.1%
GNC Holdings, Inc. — Class A	790	30,604
Vitamin Shoppe, Inc.*	438	19,443
Total Retail-Vitamins/Natural Supplements		50,047
Retail - Gardening Products - 1.0%
Tractor Supply Co.	765	47,055
Retail-Home Furnishings - 1.0%
Restoration Hardware Holdings, Inc.*	375	29,831
Pier 1 Imports, Inc.	1,245	14,803
Total Retail-Home Furnishings		44,634
Retail-Perfume&Cosmetics - 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.*	376	44,432
Rental Auto/Equipment - 0.9%
Aaron's, Inc.	869	21,135
Rent-A-Center, Inc.	695	21,093
Total Rental Auto/Equipment		42,228
Retail-Pet Food&Supplies - 0.9%
PetSmart, Inc.	599	41,984
Retail-Mail Order - 0.9%
Williams-Sonoma, Inc.	600	39,942
Retail-Regional Department Store - 0.7%
Dillard's, Inc. — Class A	314	34,220
Retail-Computer Equipments - 0.7%
GameStop Corp. — Class A	808	33,290
Internet Incubators - 0.7%
HomeAway, Inc.*	879	31,205
Food-Retail - 0.6%
Cia Brasileira de Distribuicao ADR	668	29,131
Travel Services - 0.6%
Qunar Cayman Islands Ltd. ADR*	960	26,544
Oil Refining&Marketing - 0.5%
Murphy USA, Inc.*	467	24,779
Auto Repair Centers - 0.4%
Monro Muffler Brake, Inc.	406	19,703
Retail-Appliances - 0.4%
Conn's, Inc.*	590	17,859
Retail-Bookstore - 0.4%
Barnes & Noble, Inc.*	865	17,075
Finance-Other Services - 0.4%
Outerwall, Inc.*	302	16,942
Home Furnishings - 0.4%
Select Comfort Corp.*	809	16,924
Total Common Stocks
(Cost $2,163,583)		4,617,726

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$9,781	9,781
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	1,603	1,603
Total Securities Lending Collateral
(Cost $11,384)		11,384
Total Investments - 99.0%
(Cost $2,174,967)		$4,629,110
Other Assets & Liabilities, net - 1.0%		44,881
Total Net Assets - 100.0%		$4,673,991

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Securities lending collateral ― See Note 5.
ADR ― American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2%
Financial - 14.7%
Prosperity Bancshares, Inc.	235	$13,436
RLJ Lodging Trust	442	12,585
CNO Financial Group, Inc.	736	12,483
Investors Bancorp, Inc.	1,208	12,237
LaSalle Hotel Properties	352	12,052
Highwoods Properties, Inc.	305	11,865
Stifel Financial Corp.*	220	10,315
FirstMerit Corp.	557	9,803
First American Financial Corp.	361	9,789
Strategic Hotels & Resorts, Inc.*	834	9,717
Sunstone Hotel Investors, Inc.	692	9,563
Geo Group, Inc.	245	9,365
Umpqua Holdings Corp.	561	9,239
Radian Group, Inc.	643	9,169
EPR Properties	180	9,122
MGIC Investment Corp.*	1,144	8,935
Hancock Holding Co.	277	8,878
Primerica, Inc.	184	8,872
Cousins Properties, Inc.	741	8,855
Webster Financial Corp.	303	8,830
Portfolio Recovery Associates, Inc.*	169	8,828
CubeSmart	487	8,757
Bank of the Ozarks, Inc.	268	8,447
Texas Capital Bancshares, Inc.*	146	8,421
DiamondRock Hospitality Co.	658	8,343
DCT Industrial Trust, Inc.	1,110	8,336
Sovran Self Storage, Inc.	112	8,328
Colony Financial, Inc.	363	8,123
Pebblebrook Hotel Trust	216	8,065
MarketAxess Holdings, Inc.	128	7,918
Healthcare Realty Trust, Inc.	325	7,697
Janus Capital Group, Inc.	504	7,328
United Bankshares, Inc.	234	7,238
PrivateBancorp, Inc. — Class A	240	7,178
Medical Properties Trust, Inc.	582	7,135
Sun Communities, Inc.	139	7,020
Wintrust Financial Corp.	157	7,013
Washington Federal, Inc.	343	6,983
UMB Financial Corp.	128	6,982
Ryman Hospitality Properties, Inc.	147	6,953
Lexington Realty Trust	694	6,794
FNB Corp.	562	6,739
Cathay General Bancorp	269	6,679
Glimcher Realty Trust	490	6,635
IBERIABANK Corp.	106	6,626
Valley National Bancorp	676	6,550
BancorpSouth, Inc.	325	6,546
Invesco Mortgage Capital, Inc.	414	6,507
Glacier Bancorp, Inc.	251	6,491
EastGroup Properties, Inc.	106	6,423
Susquehanna Bancshares, Inc.	631	6,310
First Industrial Realty Trust, Inc.	372	6,291
National Health Investors, Inc.	110	6,285
RLI Corp.	145	6,276
MB Financial, Inc.	225	6,228
Western Alliance Bancorporation*	255	6,095
Chambers Street Properties	799	6,016
American Realty Capital Healthcare Trust, Inc.	572	5,995
First Financial Bankshares, Inc.	215	5,975
Financial Engines, Inc.	174	5,953
Symetra Financial Corp.	255	5,949
Alexander & Baldwin, Inc.	165	5,935
Hatteras Financial Corp.	326	5,854
DuPont Fabros Technology, Inc.	216	5,841
Kennedy-Wilson Holdings, Inc.	242	5,798
American Equity Investment Life Holding Co.	251	5,743
Mack-Cali Realty Corp.	300	5,733
Capitol Federal Financial, Inc.	483	5,709
Washington Real Estate Investment Trust	224	5,685
Blackhawk Network Holdings, Inc.*	175	5,670
New York REIT, Inc.	546	5,613
New Residential Investment Corp.	952	5,550
Potlatch Corp.	137	5,509
Platinum Underwriters Holdings Ltd.	90	5,479
EverBank Financial Corp.	307	5,421
First Citizens BancShares, Inc. — Class A	25	5,415
Kemper Corp.	157	5,361
PennyMac Mortgage Investment Trust	250	5,358
WageWorks, Inc.*	117	5,327
Acadia Realty Trust	193	5,323
Home BancShares, Inc.	179	5,264
Trustmark Corp.	228	5,252
Evercore Partners, Inc. — Class A	109	5,122
CVB Financial Corp.	357	5,123
Home Loan Servicing Solutions Ltd.	240	5,085
Altisource Portfolio Solutions S.A.*	50	5,040
Government Properties Income Trust	230	5,039
PS Business Parks, Inc.	66	5,025
Old National Bancorp	386	5,006
Chesapeake Lodging Trust	169	4,926
Education Realty Trust, Inc.	469	4,822
Redwood Trust, Inc.	281	4,659
ARMOUR Residential REIT, Inc.	1,206	4,643
Community Bank System, Inc.	138	4,635
Altisource Residential Corp.	193	4,632
Empire State Realty Trust, Inc. — Class A	308	4,626
Pennsylvania Real Estate Investment Trust	230	4,586
South State Corp.	82	4,584
Hudson Pacific Properties, Inc.	185	4,562
International Bancshares Corp.	184	4,537
Hilltop Holdings, Inc.*	226	4,530
Equity One, Inc.	208	4,499
CYS Investments, Inc.	544	4,483

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Financial - 14.7% (continued)
Parkway Properties, Inc.	238	$4,470
Retail Opportunity Investments Corp.	304	4,469
Greenhill & Company, Inc.	96	4,462
Argo Group International Holdings Ltd.	88	4,427
BGC Partners, Inc. — Class A	588	4,369
LTC Properties, Inc.	118	4,353
Columbia Banking System, Inc.	175	4,341
Hersha Hospitality Trust	675	4,300
Pinnacle Financial Partners, Inc.	118	4,259
St. Joe Co.*	213	4,245
Ramco-Gershenson Properties Trust	260	4,225
Selective Insurance Group, Inc.	190	4,207
Virtus Investment Partners, Inc.	24	4,169
WisdomTree Investments, Inc.*	364	4,142
Westamerica Bancorporation	89	4,140
Montpelier Re Holdings Ltd.	132	4,104
First Midwest Bancorp, Inc.	255	4,103
Enstar Group Ltd.*	30	4,090
AmTrust Financial Services, Inc.	101	4,022
American Assets Trust, Inc.	121	3,989
Capstead Mortgage Corp.	324	3,966
FelCor Lodging Trust, Inc.	420	3,931
BBCN Bancorp, Inc.	269	3,925
Horace Mann Educators Corp.	137	3,906
iStar Financial, Inc.*	287	3,875
Northwest Bancshares, Inc.	320	3,872
Encore Capital Group, Inc.*	87	3,855
National Penn Bancshares, Inc.	397	3,855
Sabra Health Care REIT, Inc.	157	3,818
Outerwall, Inc.*	68	3,815
Astoria Financial Corp.	293	3,630
Sterling Bancorp	283	3,620
Union Bankshares Corp.	156	3,604
Aircastle Ltd.	219	3,582
BofI Holding, Inc.*	47	3,417
STAG Industrial, Inc.	165	3,417
Franklin Street Properties Corp.	304	3,411
Credit Acceptance Corp.*	27	3,404
Starwood Waypoint Residential Trust	130	3,381
Associated Estates Realty Corp.	193	3,379
Altisource Asset Management Corp.*	5	3,375
Boston Private Financial Holdings, Inc.	271	3,358
NBT Bancorp, Inc.	148	3,333
Provident Financial Services, Inc.	203	3,323
Ambac Financial Group, Inc.*	149	3,293
American Capital Mortgage Investment Corp.	173	3,256
ViewPoint Financial Group, Inc.	135	3,232
HFF, Inc. — Class A	111	3,214
Summit Hotel Properties, Inc.	289	3,115
Greenlight Capital Re Ltd. — Class A*	96	3,111
Ellie Mae, Inc.*	95	3,097
First Financial Bancorp	194	3,071
Park National Corp.	40	3,017
Nelnet, Inc. — Class A	70	3,016
Essent Group Ltd.*	140	2,997
Select Income REIT	124	2,982
Chemical Financial Corp.	110	2,958
Inland Real Estate Corp.	295	2,923
Investors Real Estate Trust	378	2,911
Independent Bank Corp.	79	2,822
Piper Jaffray Cos.*	54	2,820
Third Point Reinsurance Ltd.*	192	2,794
Walter Investment Management Corp.*	127	2,788
Renasant Corp.	103	2,786
United Community Banks, Inc.	167	2,749
WesBanco, Inc.	88	2,692
First Commonwealth Financial Corp.	318	2,668
Kite Realty Group Trust	110	2,666
Springleaf Holdings, Inc.*	83	2,650
CyrusOne, Inc.	109	2,620
Acacia Research Corp.	167	2,586
Banner Corp.	66	2,539
Cohen & Steers, Inc.	65	2,499
Infinity Property & Casualty Corp.	39	2,496
First Merchants Corp.	122	2,466
Northfield Bancorp, Inc.	181	2,465
Apollo Commercial Real Estate Finance, Inc.	156	2,451
Eagle Bancorp, Inc.*	77	2,450
FXCM, Inc. — Class A	154	2,441
Excel Trust, Inc.	206	2,425
Ashford Hospitality Trust, Inc.	235	2,402
AMERISAFE, Inc.	60	2,347
S&T Bancorp, Inc.	100	2,346
First Potomac Realty Trust	199	2,338
Safety Insurance Group, Inc.	43	2,318
CoreSite Realty Corp.	70	2,301
Gramercy Property Trust, Inc.	395	2,275
United Financial Bancorp, Inc.	178	2,259
Alexander's, Inc.	6	2,243
City Holding Co.	53	2,233
OFG Bancorp	149	2,232
New York Mortgage Trust, Inc.	307	2,220
Tompkins Financial Corp.	50	2,204
Wilshire Bancorp, Inc.	234	2,160
Hanmi Financial Corp.	107	2,157
WSFS Financial Corp.	30	2,148
Rexford Industrial Realty, Inc.	155	2,145
Oritani Financial Corp.	152	2,142
Resource Capital Corp.	434	2,114
Stewart Information Services Corp.	72	2,113
Terreno Realty Corp.	112	2,109
Southside Bancshares, Inc.	63	2,095
Silver Bay Realty Trust Corp.	129	2,091
Western Asset Mortgage Capital Corp.	141	2,084
Simmons First National Corp. — Class A	54	2,080
Anworth Mortgage Asset Corp.	433	2,074
Forestar Group, Inc.*	117	2,073
TrustCo Bank Corp. NY	320	2,061
RAIT Financial Trust	277	2,058
Chatham Lodging Trust	89	2,054
Employers Holdings, Inc.	106	2,041

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Financial - 14.7% (continued)
Rouse Properties, Inc.	126	$2,037
Brookline Bancorp, Inc.	237	2,026
National General Holdings Corp.	119	2,010
American Residential Properties, Inc.*	109	1,999
Berkshire Hills Bancorp, Inc.	85	1,997
Lakeland Financial Corp.	53	1,988
National Western Life Insurance Co. — Class A	8	1,976
Navigators Group, Inc.*	32	1,968
Capital Bank Financial Corp. — Class A*	82	1,958
Sandy Spring Bancorp, Inc.	85	1,946
United Fire Group, Inc.	70	1,944
Investment Technology Group, Inc.*	122	1,923
Monmouth Real Estate Investment Corp.	189	1,913
Maiden Holdings Ltd.	169	1,873
Flushing Financial Corp.	102	1,864
Ameris Bancorp	84	1,844
Cardinal Financial Corp.	106	1,809
State Bank Financial Corp.	109	1,770
Aviv REIT, Inc.	67	1,765
World Acceptance Corp.*	26	1,755
Community Trust Bancorp, Inc.	52	1,749
AG Mortgage Investment Trust, Inc.	96	1,709
Urstadt Biddle Properties, Inc. — Class A	84	1,705
First BanCorp*	351	1,667
Universal Health Realty Income Trust	40	1,667
Apollo Residential Mortgage, Inc.	108	1,666
Arlington Asset Investment Corp. — Class A	65	1,652
Washington Trust Bancorp, Inc.	50	1,650
First NBC Bank Holding Co.*	50	1,638
Heritage Financial Corp.	102	1,616
Cass Information Systems, Inc.	39	1,615
Dime Community Bancshares, Inc.	111	1,598
First Interstate BancSystem, Inc. — Class A	60	1,594
Saul Centers, Inc.	34	1,589
Physicians Realty Trust	115	1,578
Cedar Realty Trust, Inc.	265	1,564
GAMCO Investors, Inc. — Class A	22	1,556
AmREIT, Inc.	67	1,539
Customers Bancorp, Inc.*	85	1,527
KCG Holdings, Inc. — Class A*	150	1,520
Independent Bank Group, Inc.	32	1,518
Stock Yards Bancorp, Inc.	50	1,505
BancFirst Corp.	24	1,501
Dynex Capital, Inc.	185	1,495
NMI Holdings, Inc. — Class A*	170	1,471
Cowen Group, Inc. — Class A*	390	1,463
Getty Realty Corp.	86	1,462
Caesars Acquisition Co. — Class A*	154	1,458
1st Source Corp.	51	1,452
ConnectOne Bancorp, Inc.	76	1,448
eHealth, Inc.*	60	1,448
Ladenburg Thalmann Financial Services, Inc.*	337	1,429
GFI Group, Inc.	258	1,396
Campus Crest Communities, Inc.	217	1,389
FBL Financial Group, Inc. — Class A	31	1,386
First Busey Corp.	245	1,365
Westwood Holdings Group, Inc.	24	1,361
Universal Insurance Holdings, Inc.	105	1,358
Agree Realty Corp.	49	1,342
CoBiz Financial, Inc.	120	1,342
Waterstone Financial, Inc.	116	1,340
Towne Bank/Portsmouth VA	98	1,331
Federated National Holding Co.	47	1,320
Ashford Hospitality Prime, Inc.	86	1,310
Bryn Mawr Bank Corp.	46	1,303
Heartland Financial USA, Inc.	53	1,266
Beneficial Mutual Bancorp, Inc.*	99	1,265
Lakeland Bancorp, Inc.	128	1,249
Blue Hills Bancorp, Inc.*	95	1,246
Trico Bancshares	55	1,244
Peoples Financial Services Corp.	27	1,242
Yadkin Financial Corp.*	68	1,235
Centerstate Banks, Inc.	119	1,232
Diamond Hill Investment Group, Inc.	10	1,231
QTS Realty Trust, Inc. — Class A	40	1,214
Phoenix Companies, Inc.*	21	1,177
MainSource Financial Group, Inc.	68	1,173
Metro Bancorp, Inc.*	48	1,164
German American Bancorp, Inc.	45	1,161
HCI Group, Inc.	32	1,152
Clifton Bancorp, Inc.	90	1,133
Flagstar Bancorp, Inc.*	67	1,128
OneBeacon Insurance Group Ltd. — Class A	73	1,125
Enterprise Financial Services Corp.	67	1,120
First Financial Corp.	36	1,114
Southwest Bancorp, Inc.	67	1,099
Ares Commercial Real Estate Corp.	93	1,087
Banc of California, Inc.	92	1,070
Whitestone REIT — Class B	76	1,059
First Bancorp	66	1,057
Mercantile Bank Corp.	55	1,048
Financial Institutions, Inc.	46	1,034
BNC Bancorp	66	1,034
Univest Corporation of Pennsylvania	55	1,031
Federal Agricultural Mortgage Corp. — Class C	32	1,028
State Auto Financial Corp.	50	1,026
HomeTrust Bancshares, Inc.*	70	1,023
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	74	1,022
Central Pacific Financial Corp.	57	1,022

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Financial - 14.7% (continued)
OmniAmerican Bancorp, Inc.	39	$1,014
NewStar Financial, Inc.*	90	1,012
Bank Mutual Corp.	157	1,006
Great Southern Bancorp, Inc.	33	1,001
Park Sterling Corp.	150	995
Gladstone Commercial Corp.	58	985
Ladder Capital Corp. — Class A*	52	983
RE/MAX Holdings, Inc. — Class A	33	981
Meadowbrook Insurance Group, Inc.	167	977
Bridge Bancorp, Inc.	41	970
Citizens, Inc.*	149	963
Bancorp, Inc.*	112	962
CareTrust REIT, Inc.*	67	958
Bank of Kentucky Financial Corp.	20	925
Independent Bank Corp.	77	918
Preferred Bank/Los Angeles CA	40	901
First of Long Island Corp.	26	896
First Defiance Financial Corp.	33	891
Hudson Valley Holding Corp.	49	889
International. FCStone, Inc.*	51	883
NewBridge Bancorp*	114	865
Fidelity & Guaranty Life	40	854
1st United Bancorp, Inc.	100	852
One Liberty Properties, Inc.	42	850
Arrow Financial Corp.	34	844
Walker & Dunlop, Inc.*	63	837
Bank of Marin Bancorp	18	826
FBR & Co.*	30	826
United Insurance Holdings Corp.	55	825
Stonegate Bank	32	824
HomeStreet, Inc.	48	820
Moelis & Co.	24	820
Marcus & Millichap, Inc.*	27	817
Meta Financial Group, Inc.	23	811
Peoples Bancorp, Inc.	34	808
United Community Financial Corp.	171	800
Citizens & Northern Corp.	42	798
Manning & Napier, Inc. — Class A	47	789
Talmer Bancorp, Inc. — Class A	57	788
Pacific Premier Bancorp, Inc.*	56	787
Pacific Continental Corp.	61	784
Crawford & Co. — Class B	95	784
First Connecticut Bancorp, Inc.	54	783
Republic Bancorp, Inc. — Class A	33	782
CorEnergy Infrastructure Trust, Inc.	103	770
Camden National Corp.	22	770
CNB Financial Corp.	49	769
First Community Bancshares, Inc.	53	757
Suffolk Bancorp	39	757
Global Indemnity plc — Class A*	30	757
Fidelity Southern Corp.	55	754
West Bancorporation, Inc.	53	749
Meridian Bancorp, Inc.*	69	729
RCS Capital Corp. — Class A	32	721
Peapack Gladstone Financial Corp.	41	718
Seacoast Banking Corporation of Florida*	65	710
Bridge Capital Holdings*	31	705
CatchMark Timber Trust, Inc. — Class A	64	701
Charter Financial Corp.	65	696
Baldwin & Lyons, Inc. — Class B	28	692
Oppenheimer Holdings, Inc. — Class A	34	689
Sierra Bancorp	41	687
OceanFirst Financial Corp.	43	684
TriState Capital Holdings, Inc.*	75	680
SWS Group, Inc.*	98	675
Horizon Bancorp	29	668
Fox Chase Bancorp, Inc.	40	652
Guaranty Bancorp	48	648
Ames National Corp.	29	648
Calamos Asset Management, Inc. — Class A	57	642
National Interstate Corp.	23	642
Penns Woods Bancorp, Inc.	15	634
PennyMac Financial Services, Inc. — Class A*	43	630
Territorial Bancorp, Inc.	31	629
Regional Management Corp.*	35	628
Kearny Financial Corp.*	47	627
Stonegate Mortgage Corp.*	48	624
BankFinancial Corp.	60	623
UMH Properties, Inc.	65	618
National Bankshares, Inc.	22	611
CU Bancorp*	32	602
Franklin Financial Corp.*	32	596
Consolidated-Tomoka Land Co.	12	589
Northrim BanCorp, Inc.	22	581
Armada Hoffler Properties, Inc.	64	581
MidWestOne Financial Group, Inc.	25	575
Heritage Commerce Corp.	70	575
Marlin Business Services Corp.	30	550
American National Bankshares, Inc.	24	546
Atlas Financial Holdings, Inc.*	39	540
Kansas City Life Insurance Co.	12	532
Heritage Oaks Bancorp	76	532
Cascade Bancorp*	104	525
Sun Bancorp, Inc.*	29	525
Opus Bank*	17	521
First Bancorp, Inc.	31	517
First Financial Northwest, Inc.	50	511
MidSouth Bancorp, Inc.	27	505
Square 1 Financial, Inc. — Class A*	26	500
Gain Capital Holdings, Inc.	78	497
EMC Insurance Group, Inc.	17	491
JG Wentworth Co.*	39	483
Hallmark Financial Services, Inc.*	46	474
Owens Realty Mortgage, Inc.	33	470
ESB Financial Corp.	40	467
BBX Capital Corp. — Class A*	26	453
Enterprise Bancorp, Inc.	24	452
Merchants Bancshares, Inc.	16	451
Trade Street Residential, Inc.	63	450

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Financial - 14.7% (continued)
Consumer Portfolio Services, Inc.*	70	$449
Capital City Bank Group, Inc.	33	447
First Business Financial Services, Inc.	10	439
Old Line Bancshares, Inc.	28	433
Macatawa Bank Corp.	89	427
Nicholas Financial, Inc.*	36	417
Century Bancorp, Inc. — Class A	12	415
Donegal Group, Inc. — Class A	27	415
Republic First Bancorp, Inc.*	102	397
Pzena Investment Management, Inc. — Class A	38	363
CommunityOne Bancorp*	40	353
Heritage Insurance Holdings, Inc.*	22	331
Independence Holding Co.	24	319
Higher One Holdings, Inc.*	114	282
Green Bancorp, Inc.*	16	274
Silvercrest Asset Management Group, Inc. — Class A	19	259
Trupanion, Inc.*	28	238
C1 Financial, Inc.*	11	199
Hampton Roads Bankshares, Inc.*	115	176
ServisFirst Bancshares, Inc.	6	173
Palmetto Bancshares, Inc.	12	170
CIFC Corp.	18	163
Total Financial		1,281,167
Consumer, Non-cyclical - 12.6%
Puma Biotechnology, Inc.*	77	18,371
Isis Pharmaceuticals, Inc.*	398	15,455
WEX, Inc.*	131	14,451
Team Health Holdings, Inc.*	235	13,627
PAREXEL International Corp.*	192	12,113
Pacira Pharmaceuticals, Inc.*	121	11,728
TreeHouse Foods, Inc.*	140	11,270
HealthSouth Corp.	297	10,959
STERIS Corp.	200	10,792
West Pharmaceutical Services, Inc.	239	10,697
Cepheid*	235	10,347
United Natural Foods, Inc.*	168	10,325
DexCom, Inc.*	253	10,117
NPS Pharmaceuticals, Inc.*	360	9,360
Deluxe Corp.	169	9,322
MAXIMUS, Inc.	228	9,149
WellCare Health Plans, Inc.*	147	8,869
Euronet Worldwide, Inc.*	170	8,124
Akorn, Inc.*	210	7,617
Sotheby's	205	7,323
Air Methods Corp.*	129	7,166
Amsurg Corp. — Class A*	143	7,157
Acadia Healthcare Company, Inc.*	145	7,033
Insulet Corp.*	187	6,891
Avanir Pharmaceuticals, Inc. — Class A*	578	6,890
Corporate Executive Board Co.	114	6,848
Healthcare Services Group, Inc.	235	6,723
Sanderson Farms, Inc.	76	6,684
Boston Beer Company, Inc. — Class A*	30	6,653
ACADIA Pharmaceuticals, Inc.*	266	6,586
Grand Canyon Education, Inc.*	158	6,443
Haemonetics Corp.*	176	6,146
Vistaprint N.V.*	112	6,136
SUPERVALU, Inc.*	685	6,125
Convergys Corp.	343	6,112
Andersons, Inc.	95	5,974
Chemed Corp.	57	5,865
Advisory Board Co.*	124	5,777
Heartland Payment Systems, Inc.	121	5,774
OPKO Health, Inc.*,1	665	5,659
Prestige Brands Holdings, Inc.*	174	5,632
HMS Holdings Corp.*	296	5,580
Impax Laboratories, Inc.*	234	5,548
NuVasive, Inc.*	158	5,509
Rent-A-Center, Inc.	179	5,433
Exact Sciences Corp.*	280	5,426
Lancaster Colony Corp.	62	5,287
Cardtronics, Inc.*	150	5,280
Ironwood Pharmaceuticals, Inc. — Class A*	403	5,221
Nektar Therapeutics*	427	5,154
Monro Muffler Brake, Inc.	106	5,144
Thoratec Corp.*	192	5,132
Vector Group Ltd.	231	5,122
Helen of Troy Ltd.*	97	5,094
Wright Medical Group, Inc.*	168	5,090
Auxilium Pharmaceuticals, Inc.*	169	5,045
Magellan Health, Inc.*	92	5,035
B&G Foods, Inc.	181	4,987
Synageva BioPharma Corp.*	72	4,952
Post Holdings, Inc.*	149	4,944
EVERTEC, Inc.	221	4,937
Fresh Market, Inc.*	141	4,925
On Assignment, Inc.*	183	4,914
Medicines Co.*	220	4,910
Neogen Corp.*	123	4,859
ABM Industries, Inc.	189	4,855
FTI Consulting, Inc.*	138	4,824
Huron Consulting Group, Inc.*	79	4,817
Acorda Therapeutics, Inc.*	141	4,777
Theravance, Inc.	278	4,751
J&J Snack Foods Corp.	50	4,678
Cyberonics, Inc.*	91	4,656
Cal-Maine Foods, Inc.	52	4,645
Dyax Corp.*	459	4,645
MannKind Corp.*,1	769	4,545
Matthews International Corp. — Class A	101	4,433
Globus Medical, Inc. — Class A*	222	4,367
HeartWare International, Inc.*	56	4,347
PHH Corp.*	194	4,338
Bright Horizons Family Solutions, Inc.*	103	4,332
Molina Healthcare, Inc.*	102	4,315
H&E Equipment Services, Inc.	106	4,270
Keryx Biopharmaceuticals, Inc.*	309	4,249
Snyder's-Lance, Inc.	159	4,214
Kindred Healthcare, Inc.	217	4,210
Korn/Ferry International*	168	4,183
Dean Foods Co.	314	4,161

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Consumer, Non-cyclical - 12.6% (continued)
Integra LifeSciences Holdings Corp.*	83	$4,120
Catalent, Inc.*	163	4,079
PDL BioPharma, Inc.	542	4,049
Neurocrine Biosciences, Inc.*	257	4,027
Brink's Co.	164	3,943
Fresh Del Monte Produce, Inc.	122	3,891
Celldex Therapeutics, Inc.*	300	3,888
Lannett Company, Inc.*	85	3,883
LifeLock, Inc.*	270	3,858
Receptos, Inc.*	62	3,851
Cantel Medical Corp.	112	3,851
ExamWorks Group, Inc.*	117	3,831
Abaxis, Inc.	75	3,803
Clovis Oncology, Inc.*	83	3,765
Spectranetics Corp.*	141	3,746
Civeo Corp.	316	3,669
Greatbatch, Inc.*	84	3,579
Masimo Corp.*	164	3,490
TrueBlue, Inc.*	138	3,486
Tumi Holdings, Inc.*	171	3,480
Universal Corp.	78	3,462
CONMED Corp.	92	3,389
Novavax, Inc.*	804	3,353
Aegerion Pharmaceuticals, Inc.*	100	3,338
WD-40 Co.	49	3,330
PTC Therapeutics, Inc.*	75	3,300
ABIOMED, Inc.*	132	3,278
Achillion Pharmaceuticals, Inc.*	327	3,263
Ligand Pharmaceuticals, Inc. — Class B*	69	3,242
Natus Medical, Inc.*	109	3,217
Select Medical Holdings Corp.	266	3,200
Halozyme Therapeutics, Inc.*	350	3,185
Portola Pharmaceuticals, Inc.*	124	3,135
Arena Pharmaceuticals, Inc.*	740	3,101
ImmunoGen, Inc.*	290	3,071
ARIAD Pharmaceuticals, Inc.*	556	3,002
Depomed, Inc.*	196	2,977
McGrath RentCorp	87	2,975
Merrimack Pharmaceuticals, Inc.*	332	2,915
Sarepta Therapeutics, Inc.*	138	2,912
Agios Pharmaceuticals, Inc.*	47	2,883
Tornier N.V.*	120	2,868
Ascent Capital Group, Inc. — Class A*	47	2,829
Boulder Brands, Inc.*	205	2,794
NxStage Medical, Inc.*	208	2,731
Analogic Corp.	42	2,686
ExlService Holdings, Inc.*	110	2,685
Seaboard Corp.*	1	2,675
Bluebird Bio, Inc.*	74	2,655
Anacor Pharmaceuticals, Inc.*	108	2,643
ACCO Brands Corp.*	382	2,636
ICU Medical, Inc.*	41	2,631
Annie's, Inc.*	57	2,616
Team, Inc.*	69	2,616
Weight Watchers International, Inc.	94	2,579
Arrowhead Research Corp.*	173	2,555
IPC The Hospitalist Company, Inc.*	57	2,553
Quidel Corp.*	95	2,553
Meridian Bioscience, Inc.	141	2,494
Chimerix, Inc.*	90	2,486
Luminex Corp.*	127	2,477
RPX Corp.*	179	2,458
SpartanNash Co.	126	2,451
AMN Healthcare Services, Inc.*	156	2,449
Sangamo BioSciences, Inc.*	227	2,448
PharMerica Corp.*	100	2,443
Hanger, Inc.*	119	2,442
Capella Education Co.	39	2,441
BioDelivery Sciences International, Inc.*	139	2,376
Ensign Group, Inc.	67	2,332
AMAG Pharmaceuticals, Inc.*	73	2,329
Bio-Reference Laboratories, Inc.*	83	2,329
BioCryst Pharmaceuticals, Inc.*	237	2,318
Navigant Consulting, Inc.*	166	2,309
Xoom Corp.*	105	2,305
Endologix, Inc.*	216	2,290
Sagent Pharmaceuticals, Inc.*	73	2,270
Chiquita Brands International, Inc.*	159	2,258
Intrexon Corp.*	121	2,248
MiMedx Group, Inc.*	315	2,246
Cardiovascular Systems, Inc.*	94	2,221
Zeltiq Aesthetics, Inc.*	98	2,218
Infinity Pharmaceuticals, Inc.*	164	2,201
Green Dot Corp. — Class A*	104	2,199
Insmed, Inc.*	167	2,179
Repligen Corp.*	108	2,150
Diamond Foods, Inc.*	74	2,117
Emergent Biosolutions, Inc.*	99	2,110
ICF International, Inc.*	67	2,063
Capital Senior Living Corp.*	97	2,060
Insperity, Inc.	75	2,051
Strayer Education, Inc.*	34	2,036
Raptor Pharmaceutical Corp.*	212	2,033
Calavo Growers, Inc.	45	2,031
Inovio Pharmaceuticals, Inc.*	203	2,000
Prothena Corporation plc*	89	1,972
Affymetrix, Inc.*	246	1,963
Multi-Color Corp.	43	1,956
National Healthcare Corp.	35	1,943
Orthofix International N.V.*	62	1,920
Cambrex Corp.*	102	1,905
KYTHERA Biopharmaceuticals, Inc.*	58	1,900
Accuray, Inc.*	260	1,888
Amedisys, Inc.*	92	1,856
K12, Inc.*	116	1,851
Theravance Biopharma, Inc.*	80	1,844
Providence Service Corp.*	38	1,838
Momenta Pharmaceuticals, Inc.*	162	1,837
Volcano Corp.*	172	1,830
Resources Connection, Inc.	131	1,826
Spectrum Pharmaceuticals, Inc.*	222	1,807
Kforce, Inc.	92	1,800
Anika Therapeutics, Inc.*	49	1,796
Tootsie Roll Industries, Inc.	64	1,791
Ophthotech Corp.*	46	1,791
Quad/Graphics, Inc.	93	1,790

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Consumer, Non-cyclical - 12.6% (continued)
Orexigen Therapeutics, Inc.*	414	$1,764
Gentiva Health Services, Inc.*	105	1,762
TESARO, Inc.*	65	1,750
LDR Holding Corp.*	56	1,743
Merit Medical Systems, Inc.*	145	1,723
Albany Molecular Research, Inc.*	78	1,721
Healthways, Inc.*	106	1,698
Monster Worldwide, Inc.*	308	1,694
Acceleron Pharma, Inc.*	56	1,693
TherapeuticsMD, Inc.*	364	1,689
Accelerate Diagnostics, Inc.*	77	1,654
Triple-S Management Corp. — Class B*	83	1,652
Karyopharm Therapeutics, Inc.*	46	1,607
American Public Education, Inc.*	59	1,592
BioScrip, Inc.*	228	1,575
Cynosure, Inc. — Class A*	75	1,575
Genomic Health, Inc.*	55	1,557
Inter Parfums, Inc.	56	1,540
Atrion Corp.	5	1,525
Array BioPharma, Inc.*	424	1,514
Global Cash Access Holdings, Inc.*	222	1,499
Tetraphase Pharmaceuticals, Inc.*	75	1,496
USANA Health Sciences, Inc.*	20	1,473
Elizabeth Arden, Inc.*	88	1,473
Ultragenyx Pharmaceutical, Inc.*	26	1,472
Enanta Pharmaceuticals, Inc.*	37	1,464
NutriSystem, Inc.	95	1,460
Kelly Services, Inc. — Class A	93	1,457
US Physical Therapy, Inc.	41	1,451
Omeros Corp.*	114	1,450
Medifast, Inc.*	44	1,445
Forrester Research, Inc.	39	1,438
Vascular Solutions, Inc.*	58	1,433
MacroGenics, Inc.*	68	1,421
NewLink Genetics Corp.*	66	1,414
Viad Corp.	68	1,404
TeleTech Holdings, Inc.*	57	1,401
Weis Markets, Inc.	35	1,366
OraSure Technologies, Inc.*	189	1,365
STAAR Surgical Co.*	128	1,361
AtriCure, Inc.*	91	1,340
TriNet Group, Inc.*	52	1,339
Organovo Holdings, Inc.*	210	1,338
Invacare Corp.	109	1,287
Symmetry Medical, Inc.*	126	1,271
Dynavax Technologies Corp.*	886	1,267
Rockwell Medical, Inc.*	138	1,261
GenMark Diagnostics, Inc.*	140	1,256
Great Lakes Dredge & Dock Corp.*	202	1,248
MoneyGram International, Inc.*	99	1,241
Tejon Ranch Co.*	44	1,234
Progenics Pharmaceuticals, Inc.*	235	1,220
Heidrick & Struggles International, Inc.	59	1,212
Revlon, Inc. — Class A*	38	1,204
Insys Therapeutics, Inc.*	31	1,202
SciClone Pharmaceuticals, Inc.*	174	1,199
XOMA Corp.*	284	1,196
CorVel Corp.*	35	1,192
Sunesis Pharmaceuticals, Inc.*	166	1,185
Senomyx, Inc.*	144	1,181
Surgical Care Affiliates, Inc.*	44	1,177
VIVUS, Inc.*	304	1,173
Sequenom, Inc.*	392	1,164
Hyperion Therapeutics, Inc.*	46	1,160
Relypsa, Inc.*	55	1,160
Ennis, Inc.	88	1,159
Central Garden and Pet Co. — Class A*	144	1,158
Vanda Pharmaceuticals, Inc.*	111	1,152
Universal American Corp.*	143	1,150
Career Education Corp.*	225	1,143
AngioDynamics, Inc.*	83	1,139
Epizyme, Inc.*	42	1,139
Landauer, Inc.	34	1,122
Phibro Animal Health Corp. — Class A	50	1,121
Coca-Cola Bottling Company Consolidated	15	1,119
CBIZ, Inc.*	140	1,102
ARC Document Solutions, Inc.*	136	1,102
CTI BioPharma Corp.*	453	1,096
Lexicon Pharmaceuticals, Inc.*	771	1,087
Geron Corp.*	530	1,060
Ingles Markets, Inc. — Class A	44	1,042
Immunomedics, Inc.*	280	1,042
XenoPort, Inc.*	193	1,038
IGI Laboratories, Inc.*	108	1,007
Exelixis, Inc.*,1	656	1,004
SP Plus Corp.*	52	986
Cerus Corp.*	245	982
Chefs' Warehouse, Inc.*	60	976
Cross Country Healthcare, Inc.*	105	975
LHC Group, Inc.*	42	974
Pacific Biosciences of California, Inc.*	194	953
Barrett Business Services, Inc.	24	948
CryoLife, Inc.	95	938
Carriage Services, Inc. — Class A	54	936
RTI Surgical, Inc.*	191	913
ZS Pharma, Inc.*	23	902
Limoneira Co.	38	900
Synergy Pharmaceuticals, Inc.*	317	883
Omega Protein Corp.*	70	875
Foundation Medicine, Inc.*	46	872
CRA International, Inc.*	34	865
Supernus Pharmaceuticals, Inc.*	99	860
Pernix Therapeutics Holdings, Inc.*	112	860
Auspex Pharmaceuticals, Inc.*	33	847
OvaScience, Inc.*	51	847
Cempra, Inc.*	77	844
TG Therapeutics, Inc.*	79	843
John B Sanfilippo & Son, Inc.	26	841
SurModics, Inc.*	46	835
Aratana Therapeutics, Inc.*	83	833

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Consumer, Non-cyclical - 12.6% (continued)
Kite Pharma, Inc.*	29	$827
Galena Biopharma, Inc.*	399	822
Performant Financial Corp.*	101	816
Peregrine Pharmaceuticals, Inc.*	594	808
Unilife Corp.*	348	799
Avalanche Biotechnologies, Inc.*	23	786
Intra-Cellular Therapies, Inc.*	57	781
OncoMed Pharmaceuticals, Inc.*	41	776
Dendreon Corp.*,1	538	775
National Beverage Corp.*	39	761
Endocyte, Inc.*	125	760
Osiris Therapeutics, Inc.*	60	755
Repros Therapeutics, Inc.*	76	752
Neuralstem, Inc.*	228	748
Aerie Pharmaceuticals, Inc.*	36	745
Seneca Foods Corp. — Class A*	26	744
ServiceSource International, Inc.*	230	743
Pendrell Corp.*	554	742
SFX Entertainment, Inc.*	147	738
Almost Family, Inc.*	27	734
Exactech, Inc.*	32	732
Electro Rent Corp.	53	730
RadNet, Inc.*	110	728
ZIOPHARM Oncology, Inc.*	275	726
Franklin Covey Co.*	37	725
Farmer Bros Co.*	25	724
Antares Pharma, Inc.*	395	723
CSS Industries, Inc.	29	703
CDI Corp.	48	697
Tree.com, Inc.*	19	682
Five Prime Therapeutics, Inc.*	58	680
POZEN, Inc.	92	675
Inventure Foods, Inc.*	52	674
Universal Technical Institute, Inc.	72	673
Durata Therapeutics, Inc.*	53	672
Oxford Immunotec Global plc*	44	672
Navidea Biopharmaceuticals, Inc.*	506	668
Synta Pharmaceuticals Corp.*	219	659
Heron Therapeutics, Inc.*	79	658
Agenus, Inc.*	210	653
Nutraceutical International Corp.*	31	648
HealthEquity, Inc.*	35	641
Threshold Pharmaceuticals, Inc.*	177	639
Retrophin, Inc.*	70	631
Bridgepoint Education, Inc.*	56	625
Derma Sciences, Inc.*	74	616
Revance Therapeutics, Inc.*	31	599
Northwest Biotherapeutics, Inc.*	119	599
Sage Therapeutics, Inc.*	19	599
Akebia Therapeutics, Inc.*	27	598
Verastem, Inc.*	70	596
ANI Pharmaceuticals, Inc.*	21	594
Enzo Biochem, Inc.*	115	592
Alliance One International, Inc.*	298	587
Utah Medical Products, Inc.	12	585
Potbelly Corp.*	50	583
BioTelemetry, Inc.*	86	577
Otonomy, Inc.*	24	576
Rigel Pharmaceuticals, Inc.*	296	574
Nature's Sunshine Products, Inc.	38	564
PRGX Global, Inc.*	94	551
Five Star Quality Care, Inc.*	146	550
BioTime, Inc.*	175	550
Craft Brew Alliance, Inc.*	38	547
Paylocity Holding Corp.*	27	531
Merge Healthcare, Inc.*	238	524
Skilled Healthcare Group, Inc. — Class A*	79	521
Natural Grocers by Vitamin Cottage, Inc.*	32	521
Ohr Pharmaceutical, Inc.*	70	508
Hackett Group, Inc.	85	507
Bio-Path Holdings, Inc.*	248	498
Stemline Therapeutics, Inc.*	40	498
Pain Therapeutics, Inc.*	127	497
Ampio Pharmaceuticals, Inc.*	137	484
Radius Health, Inc.*	23	483
Corcept Therapeutics, Inc.*	180	482
Village Super Market, Inc. — Class A	21	478
Zogenix, Inc.*	415	477
Alimera Sciences, Inc.*	88	477
Actinium Pharmaceuticals, Inc.*	71	476
CytRx Corp.*	187	475
Adeptus Health, Inc. — Class A*	19	473
Xencor, Inc.*	50	466
Idera Pharmaceuticals, Inc.*	203	465
Collectors Universe, Inc.	21	462
AcelRx Pharmaceuticals, Inc.*	84	461
Cenveo, Inc.*	186	459
Oncothyreon, Inc.*	239	459
Versartis, Inc.*	24	456
Zafgen, Inc.*	23	452
NeoStem, Inc.*	79	437
National Research Corp. — Class A*	33	429
Mirati Therapeutics, Inc.*	24	420
TransEnterix, Inc.*	96	419
ChemoCentryx, Inc.*	92	414
Information Services Group, Inc.*	108	410
Vital Therapies, Inc.*	20	408
NanoViricides, Inc.*	136	408
Cytokinetics, Inc.*	115	405
K2M Group Holdings, Inc.*	28	404
Hill International, Inc.*	101	404
Addus HomeCare Corp.*	20	392
Tandem Diabetes Care, Inc.*	29	389
BioSpecifics Technologies Corp.*	11	388
Liberty Tax, Inc.*	12	388
Alliance HealthCare Services, Inc.*	17	384
Alico, Inc.	10	381
Sucampo Pharmaceuticals, Inc. — Class A*	58	377
NanoString Technologies, Inc.*	34	372

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Consumer, Non-cyclical - 12.6% (continued)
TriVascular Technologies, Inc.*	25	$362
T2 Biosystems, Inc.*	20	362
Amphastar Pharmaceuticals, Inc.*	31	361
Alder Biopharmaceuticals, Inc.*	28	355
Immune Design Corp.*	20	353
Inogen, Inc.*	17	350
22nd Century Group, Inc.*	138	348
Esperion Therapeutics, Inc.*	14	342
Kindred Biosciences, Inc.*	37	342
Applied Genetic Technologies Corp.*	18	335
Liberator Medical Holdings, Inc.	107	335
ITT Educational Services, Inc.*	78	335
Regulus Therapeutics, Inc.*	46	314
Intersect ENT, Inc.*	20	310
Galectin Therapeutics, Inc.*	61	307
Ocular Therapeutix, Inc.*	19	284
PhotoMedex, Inc.*	43	267
Synutra International, Inc.*	58	263
Female Health Co.	74	258
Flexion Therapeutics, Inc.*	14	256
Cellular Dynamics International, Inc.*	34	239
Fairway Group Holdings Corp.*	61	228
Ardelyx, Inc.*	16	227
Achaogen, Inc.*	23	206
Veracyte, Inc.*	21	205
Lifeway Foods, Inc.*	13	180
Care.com, Inc.*	21	171
Roka Bioscience, Inc.*	17	171
Adamas Pharmaceuticals, Inc.*	9	168
Loxo Oncology, Inc.*	12	158
Cytori Therapeutics, Inc.*	227	153
Dicerna Pharmaceuticals, Inc.*	12	153
Cara Therapeutics, Inc.*	18	151
Eleven Biotherapeutics, Inc.*	13	145
Marrone Bio Innovations, Inc.*	47	125
Genocea Biosciences, Inc.*	10	91
Corporate Resource Services, Inc.*	59	89
Education Management Corp.*	72	78
Egalet Corp.*	12	68
Regado Biosciences, Inc.*	51	58
Total Consumer, Non-cyclical		1,097,681
Industrial - 8.5%
Graphic Packaging Holding Co.*	1,105	13,735
Teledyne Technologies, Inc.*	127	11,939
Esterline Technologies Corp.*	107	11,906
Cognex Corp.*	292	11,759
Curtiss-Wright Corp.	163	10,744
FEI Co.	142	10,710
Woodward, Inc.	224	10,667
CLARCOR, Inc.	169	10,661
HEICO Corp.	225	10,507
Moog, Inc. — Class A*	150	10,260
Darling Ingredients, Inc.*	556	10,186
Generac Holdings, Inc.*	230	9,325
EnerSys	159	9,324
Belden, Inc.	145	9,283
EMCOR Group, Inc.	228	9,110
Bristow Group, Inc.	119	7,998
Berry Plastics Group, Inc.*	304	7,673
Actuant Corp. — Class A	240	7,324
Rexnord Corp.*	254	7,226
MasTec, Inc.*	221	6,766
Greenbrier Companies, Inc.	92	6,751
XPO Logistics, Inc.*	176	6,630
Hillenbrand, Inc.	212	6,549
Worthington Industries, Inc.	174	6,476
Littelfuse, Inc.	76	6,474
Applied Industrial Technologies, Inc.	141	6,436
Louisiana-Pacific Corp.*	473	6,428
Chart Industries, Inc.*	103	6,296
Swift Transportation Co. — Class A*	288	6,041
Polypore International, Inc.*	152	5,914
Harsco Corp.	273	5,844
Sanmina Corp.*	278	5,800
Orbital Sciences Corp.*	205	5,699
Franklin Electric Company, Inc.	160	5,558
Barnes Group, Inc.	183	5,554
Masonite International Corp.*	100	5,537
Watts Water Technologies, Inc. — Class A	95	5,534
Knight Transportation, Inc.	202	5,532
Tetra Tech, Inc.	220	5,496
Mueller Industries, Inc.	192	5,480
Proto Labs, Inc.*	77	5,312
Itron, Inc.*	131	5,149
Coherent, Inc.*	82	5,032
Hub Group, Inc. — Class A*	124	5,026
MSA Safety, Inc.	99	4,891
Scorpio Tankers, Inc.	581	4,829
TAL International Group, Inc.	115	4,744
InvenSense, Inc. — Class A*	240	4,735
Methode Electronics, Inc.	128	4,719
Forward Air Corp.	105	4,707
EnPro Industries, Inc.*	76	4,600
Measurement Specialties, Inc.*	53	4,537
RBC Bearings, Inc.	79	4,479
Universal Display Corp.*	137	4,472
Mueller Water Products, Inc. — Class A	536	4,438
Heartland Express, Inc.	184	4,409
OSI Systems, Inc.*	67	4,253
Granite Construction, Inc.	132	4,199
Plexus Corp.*	113	4,173
Saia, Inc.*	83	4,113
Simpson Manufacturing Company, Inc.	140	4,081
Tennant Co.	60	4,025
Benchmark Electronics, Inc.*	180	3,998
Boise Cascade Co.*	131	3,949
CIRCOR International, Inc.	58	3,905
Apogee Enterprises, Inc.	97	3,861
Trex Company, Inc.*	111	3,837
Werner Enterprises, Inc.	150	3,780
TriMas Corp.*	151	3,674
Matson, Inc.	145	3,629
Brady Corp. — Class A	161	3,614
AZZ, Inc.	86	3,592
Kaman Corp.	91	3,576
Dycom Industries, Inc.*	114	3,501
Calgon Carbon Corp.*	180	3,488

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Industrial - 8.5% (continued)
Drew Industries, Inc.	80	$3,375
Ship Finance International Ltd.	199	3,367
Lindsay Corp.	45	3,364
Rogers Corp.*	61	3,340
Tutor Perini Corp.*	126	3,326
US Ecology, Inc.	71	3,320
DXP Enterprises, Inc.*	45	3,316
UTI Worldwide, Inc.*	309	3,285
ArcBest Corp.	88	3,282
Cubic Corp.	70	3,276
Albany International Corp. — Class A	95	3,234
GenCorp, Inc.*	202	3,226
AAR Corp.	132	3,188
Sturm Ruger & Company, Inc.	65	3,165
ESCO Technologies, Inc.	90	3,130
GasLog Ltd.	142	3,125
Exponent, Inc.	44	3,119
Headwaters, Inc.*	248	3,110
Standex International Corp.	41	3,040
Raven Industries, Inc.	122	2,977
FARO Technologies, Inc.*	58	2,944
Universal Forest Products, Inc.	68	2,904
Aegion Corp. — Class A*	128	2,848
Briggs & Stratton Corp.	158	2,847
Federal Signal Corp.	213	2,820
Sun Hydraulics Corp.	75	2,819
Taser International, Inc.*	182	2,810
Atlas Air Worldwide Holdings, Inc.*	84	2,773
John Bean Technologies Corp.	97	2,729
Altra Industrial Motion Corp.	92	2,683
Scorpio Bulkers, Inc.*	453	2,636
Advanced Energy Industries, Inc.*	139	2,612
Encore Wire Corp.	70	2,596
RTI International Metals, Inc.*	103	2,540
Blount International, Inc.*	167	2,527
Hyster-Yale Materials Handling, Inc.	35	2,507
General Cable Corp.	164	2,473
AAON, Inc.	143	2,432
Badger Meter, Inc.	48	2,422
Nordic American Tankers Ltd.	302	2,401
Newport Corp.*	135	2,392
American Railcar Industries, Inc.	32	2,365
Astec Industries, Inc.	64	2,334
LSB Industries, Inc.*	65	2,321
Fluidigm Corp.*	94	2,303
Quanex Building Products Corp.	127	2,297
Koppers Holdings, Inc.	69	2,288
Textainer Group Holdings Ltd.	73	2,272
Astronics Corp.*	47	2,241
Nortek, Inc.*	30	2,235
Rofin-Sinar Technologies, Inc.*	95	2,191
YRC Worldwide, Inc.*	106	2,154
Roadrunner Transportation Systems, Inc.*	94	2,142
II-VI, Inc.*	175	2,060
Haynes International, Inc.	42	1,932
Gorman-Rupp Co.	63	1,893
Aerovironment, Inc.*	61	1,834
NCI Building Systems, Inc.*	94	1,824
GrafTech International Ltd.*	397	1,818
Echo Global Logistics, Inc.*	77	1,813
CTS Corp.	112	1,780
PHI, Inc.*	43	1,769
Smith & Wesson Holding Corp.*	186	1,756
Checkpoint Systems, Inc.*	141	1,724
Fabrinet*	118	1,723
MYR Group, Inc.*	71	1,710
Comfort Systems USA, Inc.	124	1,680
Park Electrochemical Corp.	71	1,672
LB Foster Co. — Class A	36	1,654
Myers Industries, Inc.	93	1,641
American Science & Engineering, Inc.	29	1,606
Navios Maritime Holdings, Inc.	267	1,602
Advanced Emissions Solutions, Inc.*	73	1,553
NN, Inc.	58	1,550
Tredegar Corp.	84	1,546
Lydall, Inc.*	57	1,540
Griffon Corp.	135	1,538
PGT, Inc.*	160	1,491
Era Group, Inc.*	68	1,479
Columbus McKinnon Corp.	66	1,451
Kadant, Inc.	37	1,445
DHT Holdings, Inc.	234	1,441
GP Strategies Corp.*	50	1,436
Park-Ohio Holdings Corp.	30	1,436
Gibraltar Industries, Inc.*	103	1,410
Marten Transport Ltd.	79	1,407
Argan, Inc.	42	1,402
Celadon Group, Inc.	70	1,362
Powell Industries, Inc.	33	1,348
FreightCar America, Inc.	40	1,332
Insteel Industries, Inc.	62	1,275
Patrick Industries, Inc.*	30	1,271
Air Transport Services Group, Inc.*	174	1,267
US Concrete, Inc.*	48	1,255
Power Solutions International, Inc.*	18	1,242
TTM Technologies, Inc.*	181	1,233
Quality Distribution, Inc.*	93	1,189
Capstone Turbine Corp.*	1,110	1,188
GSI Group, Inc.*	103	1,183
Mistras Group, Inc.*	54	1,102
Northwest Pipe Co.*	32	1,091
Stoneridge, Inc.*	96	1,082
Nordic American Offshore Ltd.	61	1,075
Advanced Drainage Systems, Inc.*	51	1,068
CAI International, Inc.*	54	1,045
Global Brass & Copper Holdings, Inc.	71	1,042
Ducommun, Inc.*	37	1,014
Graham Corp.	35	1,006
Knightsbridge Tankers Ltd.	113	1,000
Kratos Defense & Security Solutions, Inc.*	151	991
Alamo Group, Inc.	24	984
CECO Environmental Corp.	69	925
Orion Marine Group, Inc.*	92	918
National Presto Industries, Inc.	15	911
NVE Corp.*	14	904

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Industrial - 8.5% (continued)
Dynamic Materials Corp.	47	$895
M/A-COM Technology Solutions Holdings, Inc.*	40	874
Safe Bulkers, Inc.	131	872
Sparton Corp.*	35	863
Furmanite Corp.*	127	859
Global Power Equipment Group, Inc.	57	849
Bel Fuse, Inc. — Class B	34	841
Builders FirstSource, Inc.*	153	834
Patriot Transportation Holding, Inc.*	24	814
Teekay Tankers Ltd. — Class A	210	783
Twin Disc, Inc.	29	782
Ply Gem Holdings, Inc.*	72	780
Applied Optoelectronics, Inc.*	48	773
Stock Building Supply Holdings, Inc.*	49	770
Hurco Companies, Inc.	20	753
Nuverra Environmental Solutions, Inc.*	51	752
Navios Maritime Acquisition Corp.	277	751
PowerSecure International, Inc.*	76	728
Baltic Trading Ltd.	165	683
Ardmore Shipping Corp.	60	654
Chase Corp.	21	654
Layne Christensen Co.*	67	651
ExOne Co.*	31	648
Vishay Precision Group, Inc.*	43	642
VSE Corp.	13	637
KEMET Corp.*	153	630
CHC Group Ltd.*	110	616
Trinseo S.A.*	38	598
Olympic Steel, Inc.	29	597
Continental Building Products, Inc.*	40	584
Ampco-Pittsburgh Corp.	29	580
Electro Scientific Industries, Inc.	80	543
AM Castle & Co.*	63	538
Intevac, Inc.*	80	534
AEP Industries, Inc.*	14	530
Vicor Corp.*	56	526
Mesa Laboratories, Inc.	9	520
Universal Truckload Services, Inc.	21	509
Casella Waste Systems, Inc. — Class A*	132	508
Manitex International, Inc.*	45	508
CUI Global, Inc.*	70	507
Control4 Corp.*	38	491
Heritage-Crystal Clean, Inc.*	33	490
Sterling Construction Company, Inc.*	62	476
UFP Technologies, Inc.*	21	462
LMI Aerospace, Inc.*	36	461
Energy Recovery, Inc.*	130	460
Dorian LPG Ltd.*	25	446
LSI Industries, Inc.	72	437
Handy & Harman Ltd.*	16	420
Astronics Corp. — Class B*	8	380
PAM Transportation Services, Inc.*	10	363
USA Truck, Inc.*	20	351
International Shipholding Corp.	19	340
General Finance Corp.*	37	328
Imprivata, Inc.*	20	310
Frontline Ltd.*	224	282
Multi-Fineline Electronix, Inc.*	29	271
Viasystems Group, Inc.*	17	267
Erickson, Inc.*	19	247
Ultrapetrol Bahamas Ltd.*	72	225
Omega Flex, Inc.	10	195
Aspen Aerogels, Inc.*	19	192
Revolution Lighting Technologies, Inc.*	111	186
Turtle Beach Corp.*	24	184
TCP International Holdings Ltd.*	24	183
SIFCO Industries, Inc.	6	181
NL Industries, Inc.	22	162
ARC Group Worldwide, Inc.*	10	156
Quest Resource Holding Corp.*	43	74
Total Industrial		737,791
Consumer, Cyclical - 8.0%
Brunswick Corp.	314	13,232
Tenneco, Inc.*	206	10,776
Vail Resorts, Inc.	120	10,412
Dana Holding Corp.	529	10,141
American Eagle Outfitters, Inc.	653	9,481
Casey's General Stores, Inc.	130	9,321
Office Depot, Inc.*	1,804	9,273
Jack in the Box, Inc.	135	9,205
JetBlue Airways Corp.*	837	8,890
Wolverine World Wide, Inc.	343	8,595
Buffalo Wild Wings, Inc.*	64	8,593
Restoration Hardware Holdings, Inc.*	104	8,273
Pool Corp.	153	8,249
Cheesecake Factory, Inc.	169	7,690
Men's Wearhouse, Inc.	162	7,649
Watsco, Inc.	87	7,498
Five Below, Inc.*	184	7,288
Skechers U.S.A., Inc. — Class A*	131	6,984
Owens & Minor, Inc.	213	6,974
Life Time Fitness, Inc.*	138	6,960
HSN, Inc.	112	6,873
Cracker Barrel Old Country Store, Inc.	65	6,707
Asbury Automotive Group, Inc.*	104	6,700
MWI Veterinary Supply, Inc.*	45	6,678
Texas Roadhouse, Inc. — Class A	236	6,570
ANN, Inc.*	158	6,498
TRI Pointe Homes, Inc.*	495	6,405
Steven Madden Ltd.*	197	6,349
Cooper Tire & Rubber Co.	215	6,171
Marriott Vacations Worldwide Corp.	96	6,087
Genesco, Inc.*	81	6,054
Group 1 Automotive, Inc.	82	5,962
Herman Miller, Inc.	199	5,941
Allegiant Travel Co. — Class A	46	5,688
Iconix Brand Group, Inc.*	152	5,615
Lithia Motors, Inc. — Class A	74	5,601

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Consumer, Cyclical - 8.0% (continued)
HNI Corp.	153	$5,506
Mobile Mini, Inc.	157	5,490
G-III Apparel Group Ltd.*	65	5,385
First Cash Financial Services, Inc.*	96	5,374
Lumber Liquidators Holdings, Inc.*	93	5,337
PriceSmart, Inc.	62	5,310
Ryland Group, Inc.	159	5,285
Pinnacle Entertainment, Inc.*	201	5,043
TiVo, Inc.*	387	4,951
Gentherm, Inc.*	117	4,941
United Stationers, Inc.	131	4,922
Bloomin' Brands, Inc.*	258	4,732
Meritage Homes Corp.*	132	4,686
Vitamin Shoppe, Inc.*	103	4,572
DineEquity, Inc.	56	4,569
UniFirst Corp.	47	4,540
Steelcase, Inc. — Class A	280	4,533
Guess?, Inc.	206	4,525
Fiesta Restaurant Group, Inc.*	90	4,471
Express, Inc.*	285	4,449
Churchill Downs, Inc.	45	4,388
Buckle, Inc.	95	4,312
Beacon Roofing Supply, Inc.*	167	4,255
KB Home	283	4,228
Cash America International, Inc.	95	4,161
Sonic Corp.	183	4,092
Core-Mark Holding Company, Inc.	77	4,084
Finish Line, Inc. — Class A	163	4,080
Papa John's International, Inc.	102	4,079
Brown Shoe Company, Inc.	146	3,961
Bob Evans Farms, Inc.	83	3,929
Rush Enterprises, Inc. — Class A*	116	3,880
Select Comfort Corp.*	184	3,849
American Axle & Manufacturing Holdings, Inc.*	229	3,840
Belmond Ltd. — Class A*	327	3,813
Pier 1 Imports, Inc.	319	3,793
Burlington Stores, Inc.*	95	3,787
Krispy Kreme Doughnuts, Inc.*	219	3,758
G&K Services, Inc. — Class A	67	3,710
Crocs, Inc.*	294	3,699
Hibbett Sports, Inc.*	86	3,666
Standard Pacific Corp.*	488	3,655
Dorman Products, Inc.*	91	3,645
Interface, Inc. — Class A	224	3,615
Multimedia Games Holding Company, Inc.*	100	3,601
Meritor, Inc.*	331	3,591
Children's Place, Inc.	75	3,575
La-Z-Boy, Inc.	174	3,443
Columbia Sportswear Co.	94	3,363
MDC Holdings, Inc.	132	3,342
Sonic Automotive, Inc. — Class A	135	3,309
ScanSource, Inc.*	95	3,286
Popeyes Louisiana Kitchen, Inc.*	80	3,240
Cato Corp. — Class A	91	3,136
Wesco Aircraft Holdings, Inc.*	177	3,080
Wabash National Corp.*	231	3,077
iRobot Corp.*	99	3,015
Mattress Firm Holding Corp.*	50	3,003
National CineMedia, Inc.	206	2,990
Oxford Industries, Inc.	49	2,989
Penn National Gaming, Inc.*	266	2,982
International Speedway Corp. — Class A	94	2,974
BJ's Restaurants, Inc.*	80	2,879
Tuesday Morning Corp.*	147	2,853
Knoll, Inc.	164	2,839
Conn's, Inc.*	93	2,816
La Quinta Holdings, Inc.*	148	2,811
Red Robin Gourmet Burgers, Inc.*	49	2,788
Cooper-Standard Holding, Inc.*	44	2,746
Barnes & Noble, Inc.*	139	2,744
Diamond Resorts International, Inc.*	120	2,731
Universal Electronics, Inc.*	54	2,666
Boyd Gaming Corp.*	262	2,662
Interval Leisure Group, Inc.	134	2,553
Carmike Cinemas, Inc.*	80	2,478
Regis Corp.	146	2,330
Standard Motor Products, Inc.	67	2,307
Caesars Entertainment Corp.*	171	2,151
Rentrak Corp.*	34	2,072
Denny's Corp.*	293	2,060
Hawaiian Holdings, Inc.*	152	2,044
Winnebago Industries, Inc.*	92	2,003
Francesca's Holdings Corp.*	143	1,992
Movado Group, Inc.	59	1,951
Libbey, Inc.*	73	1,917
Ethan Allen Interiors, Inc.	84	1,915
Modine Manufacturing Co.*	161	1,911
Zumiez, Inc.*	68	1,911
Callaway Golf Co.	262	1,897
Steiner Leisure Ltd.*	50	1,880
Republic Airways Holdings, Inc.*	168	1,866
Scientific Games Corp. — Class A*	171	1,842
Cavco Industries, Inc.*	27	1,836
Stage Stores, Inc.	106	1,814
Tower International, Inc.*	70	1,763
Fred's, Inc. — Class A	125	1,750
Titan International, Inc.	148	1,749
Chuy's Holdings, Inc.*	55	1,726
EZCORP, Inc. — Class A*	174	1,724
Kimball International, Inc. — Class B	114	1,716
Biglari Holdings, Inc.*	5	1,699
M/I Homes, Inc.*	82	1,625
AMC Entertainment Holdings, Inc. — Class A	70	1,609
Pep Boys-Manny Moe & Jack*	180	1,604
Pantry, Inc.*	78	1,578
Daktronics, Inc.	126	1,549
American Woodmark Corp.*	42	1,548
Beazer Homes USA, Inc.*	90	1,510
Vera Bradley, Inc.*	73	1,510
Arctic Cat, Inc.	43	1,498
Del Frisco's Restaurant Group, Inc.*	78	1,493

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Consumer, Cyclical - 8.0% (continued)
Haverty Furniture Companies, Inc.	68	$1,482
Douglas Dynamics, Inc.	75	1,463
Hovnanian Enterprises, Inc. — Class A*	395	1,450
Federal-Mogul Holdings Corp.*	97	1,442
MarineMax, Inc.*	84	1,415
DTS, Inc.*	56	1,414
ClubCorp Holdings, Inc.	71	1,408
Superior Industries International, Inc.	79	1,385
Motorcar Parts of America, Inc.*	50	1,361
Ruth's Hospitality Group, Inc.	122	1,347
SkyWest, Inc.	173	1,346
LeapFrog Enterprises, Inc. — Class A*	221	1,324
Unifi, Inc.*	50	1,295
William Lyon Homes — Class A*	58	1,282
Nautilus, Inc.*	104	1,245
Ruby Tuesday, Inc.*	208	1,225
Strattec Security Corp.	15	1,220
Container Store Group, Inc.*	56	1,219
Christopher & Banks Corp.*	122	1,207
Citi Trends, Inc.*	52	1,149
Vince Holding Corp.*	36	1,089
Stein Mart, Inc.	94	1,086
Eros International plc*	74	1,081
America's Car-Mart, Inc.*	27	1,069
Remy International, Inc.	49	1,006
El Pollo Loco Holdings, Inc.*	27	970
Marcus Corp.	58	916
PetMed Express, Inc.	67	911
Aeropostale, Inc.*	266	875
Shoe Carnival, Inc.	49	873
LGI Homes, Inc.*	47	863
Tile Shop Holdings, Inc.*	93	860
Bravo Brio Restaurant Group, Inc.*	65	843
Carrols Restaurant Group, Inc.*	118	839
Perry Ellis International, Inc.*	40	814
Jamba, Inc.*	57	811
Morgans Hotel Group Co.*	98	791
Kirkland's, Inc.*	49	789
Quiksilver, Inc.*	458	788
Einstein Noah Restaurant Group, Inc.	39	786
NACCO Industries, Inc. — Class A	15	746
WCI Communities, Inc.*	40	738
PC Connection, Inc.	34	730
Titan Machinery, Inc.*	56	727
Destination Maternity Corp.	46	710
Noodles & Co.*	37	710
Sequential Brands Group, Inc.*	55	688
Houston Wire & Cable Co.	57	683
Nathan's Famous, Inc.*	10	677
Miller Industries, Inc.	40	676
Speedway Motorsports, Inc.	38	648
Zoe's Kitchen, Inc.*	20	615
VOXX International Corp. — Class A*	66	614
Sears Hometown and Outlet Stores, Inc.*	39	605
Fox Factory Holding Corp.*	38	589
Winmark Corp.	8	588
Black Diamond, Inc.*	77	582
Big 5 Sporting Goods Corp.	62	581
Lifetime Brands, Inc.	37	566
Culp, Inc.	31	563
AV Homes, Inc.*	38	557
Weyco Group, Inc.	22	552
Destination XL Group, Inc.*	117	552
Spartan Motors, Inc.	116	542
Flexsteel Industries, Inc.	16	540
Build-A-Bear Workshop, Inc. — Class A*	41	536
Isle of Capri Casinos, Inc.*	71	533
West Marine, Inc.*	59	531
Commercial Vehicle Group, Inc.*	85	525
Skullcandy, Inc.*	67	522
Accuride Corp.*	130	493
Reading International, Inc. — Class A*	58	487
Systemax, Inc.*	39	486
Speed Commerce, Inc.*	162	446
Malibu Boats, Inc. — Class A*	24	444
Dixie Group, Inc.*	51	442
JAKKS Pacific, Inc.*	62	440
Fuel Systems Solutions, Inc.*	49	437
Intrawest Resorts Holdings, Inc.*	45	435
Norcraft Companies, Inc.*	26	415
Johnson Outdoors, Inc. — Class A	16	414
New Home Company, Inc.*	30	405
Monarch Casino & Resort, Inc.*	34	405
Bon-Ton Stores, Inc.	48	401
Roundy's, Inc.	133	398
Escalade, Inc.	32	386
Installed Building Products, Inc.*	27	379
Gaiam, Inc. — Class A*	51	374
Famous Dave's of America, Inc.*	13	350
Empire Resorts, Inc.*	51	342
Pacific Sunwear of California, Inc.*	167	301
New York & Company, Inc.*	98	297
UCP, Inc. — Class A*	24	287
Marine Products Corp.	36	284
Tilly's, Inc. — Class A*	37	278
bebe stores, Inc.	106	246
hhgregg, Inc.*	37	233
Century Communities, Inc.*	13	226
Sportsman's Warehouse Holdings, Inc.*	33	222
Papa Murphy's Holdings, Inc.*	17	173
Ignite Restaurant Group, Inc.*	27	162
Total Consumer, Cyclical		701,448
Technology - 6.5%
Ultimate Software Group, Inc.*	96	13,585
Aspen Technology, Inc.*	310	11,693
Verint Systems, Inc.*	202	11,232
TriQuint Semiconductor, Inc.*	576	10,983
Guidewire Software, Inc.*	229	10,153

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Technology - 6.5% (continued)
SS&C Technologies Holdings, Inc.*	229	$10,051
Tyler Technologies, Inc.*	112	9,900
International Rectifier Corp.*	240	9,419
Synaptics, Inc.*	120	8,784
Cavium, Inc.*	176	8,752
Manhattan Associates, Inc.*	256	8,556
Qlik Technologies, Inc.*	303	8,193
Microsemi Corp.*	319	8,106
Medidata Solutions, Inc.*	181	8,016
CommVault Systems, Inc.*	159	8,014
Compuware Corp.	742	7,873
Dealertrack Technologies, Inc.*	179	7,770
j2 Global, Inc.	157	7,750
ACI Worldwide, Inc.*	385	7,223
Integrated Device Technology, Inc.*	448	7,146
Electronics for Imaging, Inc.*	158	6,979
Mentor Graphics Corp.	327	6,702
Fairchild Semiconductor International, Inc. — Class A*	419	6,507
Take-Two Interactive Software, Inc.*	280	6,459
Cornerstone OnDemand, Inc.*	180	6,194
Science Applications International Corp.	140	6,192
Intersil Corp. — Class A	434	6,167
Semtech Corp.*	227	6,163
SYNNEX Corp.	95	6,140
Blackbaud, Inc.	154	6,051
MKS Instruments, Inc.	181	6,042
Fair Isaac Corp.	109	6,006
Silicon Laboratories, Inc.*	147	5,974
Monolithic Power Systems, Inc.	131	5,771
NetScout Systems, Inc.*	122	5,588
Power Integrations, Inc.	102	5,499
Advent Software, Inc.	174	5,491
CACI International, Inc. — Class A*	77	5,488
Entegris, Inc.*	466	5,359
Synchronoss Technologies, Inc.*	117	5,356
Cypress Semiconductor Corp.	531	5,244
EPAM Systems, Inc.*	119	5,211
Envestnet, Inc.*	114	5,130
OmniVision Technologies, Inc.*	190	5,027
Demandware, Inc.*	98	4,990
GT Advanced Technologies, Inc.*	460	4,982
Tessera Technologies, Inc.	181	4,811
Rambus, Inc.*	385	4,805
Veeco Instruments, Inc.*	134	4,683
Spansion, Inc. — Class A*	204	4,649
Proofpoint, Inc.*	125	4,643
iGATE Corp.*	124	4,553
Syntel, Inc.*	51	4,485
Cirrus Logic, Inc.*	210	4,379
PMC-Sierra, Inc.*	584	4,357
Acxiom Corp.*	260	4,303
MedAssets, Inc.*	205	4,248
Ambarella, Inc.*	97	4,236
MicroStrategy, Inc. — Class A*	32	4,187
Progress Software Corp.*	174	4,160
Unisys Corp.*	173	4,050
FleetMatics Group plc*	125	3,813
Monotype Imaging Holdings, Inc.	132	3,738
Bottomline Technologies de, Inc.*	133	3,669
Cray, Inc.*	138	3,621
Super Micro Computer, Inc.*	117	3,442
MTS Systems Corp.	50	3,413
Omnicell, Inc.*	123	3,362
Cabot Microelectronics Corp.*	80	3,316
Insight Enterprises, Inc.*	138	3,123
Virtusa Corp.*	86	3,058
CSG Systems International, Inc.	114	2,996
Lattice Semiconductor Corp.*	398	2,985
Diodes, Inc.*	122	2,918
QLogic Corp.*	295	2,702
RealPage, Inc.*	174	2,697
Infoblox, Inc.*	182	2,685
Sykes Enterprises, Inc.*	131	2,617
Amkor Technology, Inc.*	288	2,422
Brooks Automation, Inc.	225	2,365
Interactive Intelligence Group, Inc.*	55	2,299
Pegasystems, Inc.	120	2,293
LivePerson, Inc.*	182	2,291
Quality Systems, Inc.	165	2,273
Computer Programs & Systems, Inc.	39	2,242
Actua Corp.*	139	2,227
Ultratech, Inc.*	95	2,161
ManTech International Corp. — Class A	79	2,129
Imperva, Inc.*	74	2,126
PROS Holdings, Inc.*	79	1,991
AVG Technologies N.V.*	118	1,956
Kofax Ltd.*	249	1,927
Callidus Software, Inc.*	155	1,863
Epiq Systems, Inc.	105	1,844
Applied Micro Circuits Corp.*	263	1,841
Qualys, Inc.*	68	1,808
Micrel, Inc.	150	1,804
inContact, Inc.*	205	1,782
Engility Holdings, Inc.*	57	1,777
Tangoe, Inc.*	130	1,762
Photronics, Inc.*	209	1,682
Xcerra Corp.*	164	1,606
Digital River, Inc.*	110	1,597
Glu Mobile, Inc.*	303	1,567
Cvent, Inc.*	61	1,548
Inphi Corp.*	106	1,524
Ebix, Inc.	102	1,446
Integrated Silicon Solution, Inc.	102	1,401
SciQuest, Inc.*	93	1,399
FormFactor, Inc.*	187	1,341
Silicon Image, Inc.*	265	1,336
Emulex Corp.*	269	1,329
Violin Memory, Inc.*	271	1,320
PDF Solutions, Inc.*	102	1,286
RealD, Inc.*	136	1,274
Eastman Kodak Co.*	58	1,274
Mercury Systems, Inc.*	112	1,233
KEYW Holding Corp.*	111	1,229
Nanometrics, Inc.*	81	1,223
Exar Corp.*	132	1,181

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Technology - 6.5% (continued)
Peregrine Semiconductor Corp.*	94	$1,163
Silver Spring Networks, Inc.*	116	1,119
Silicon Graphics International Corp.*	115	1,061
Rudolph Technologies, Inc.*	112	1,014
Cohu, Inc.	84	1,005
Luxoft Holding, Inc.*	27	1,004
Rally Software Development Corp.*	83	997
InnerWorkings, Inc.*	119	963
CEVA, Inc.*	70	941
Ciber, Inc.*	261	895
Ultra Clean Holdings, Inc.*	100	895
Maxwell Technologies, Inc.*	100	872
IXYS Corp.	82	861
Quantum Corp.*	739	857
Jive Software, Inc.*	143	833
Immersion Corp.*	96	824
Entropic Communications, Inc.*	300	798
Nimble Storage, Inc.*	30	779
Seachange International, Inc.*	111	772
Dot Hill Systems Corp.*	203	767
Kopin Corp.*	222	755
Axcelis Technologies, Inc.*	376	748
Pericom Semiconductor Corp.*	75	731
E2open, Inc.*	78	726
American Software, Inc. — Class A	82	723
Datalink Corp.*	66	702
Alpha & Omega Semiconductor Ltd.*	72	677
Vitesse Semiconductor Corp.*	186	670
Barracuda Networks, Inc.*	26	667
DSP Group, Inc.*	75	665
MaxLinear, Inc. — Class A*	94	647
Model N, Inc.*	65	641
Digi International, Inc.*	85	638
Sapiens International Corporation N.V.*	82	607
Vocera Communications, Inc.*	75	605
Actuate Corp.*	154	601
Carbonite, Inc.*	58	594
Agilysys, Inc.*	50	587
Rosetta Stone, Inc.*	71	571
Castlight Health, Inc. — Class B*	44	569
Computer Task Group, Inc.	51	566
QuickLogic Corp.*	182	544
Amber Road, Inc.*	30	520
OPOWER, Inc.*	27	509
2U, Inc.*	32	499
Digimarc Corp.	23	476
Mavenir Systems, Inc.*	37	465
MobileIron, Inc.*	41	457
Cascade Microtech, Inc.*	43	436
Benefitfocus, Inc.*	16	431
QAD, Inc. — Class A	22	410
Guidance Software, Inc.*	59	397
A10 Networks, Inc.*	43	392
Varonis Systems, Inc.*	18	380
Rubicon Technology, Inc.*	86	366
Audience, Inc.*	47	348
Paycom Software, Inc.*	20	331
Park City Group, Inc.*	32	316
Globant SA*	22	310
Everyday Health, Inc.*	22	307
Five9, Inc.*	38	249
Total Technology		567,847
Communications - 4.1%
RF Micro Devices, Inc.*	966	11,147
Time, Inc.*	371	8,693
Anixter International, Inc.	92	7,804
Aruba Networks, Inc.*	361	7,789
ViaSat, Inc.*	139	7,661
DigitalGlobe, Inc.*	253	7,210
Houghton Mifflin Harcourt Co.*	368	7,154
Conversant, Inc.*	202	6,919
Plantronics, Inc.	144	6,881
Shutterfly, Inc.*	130	6,335
Trulia, Inc.*	125	6,114
Sinclair Broadcast Group, Inc. — Class A	230	6,001
Ciena Corp.*	352	5,885
Polycom, Inc.*	465	5,712
WebMD Health Corp. — Class A*	131	5,477
InterDigital, Inc.	137	5,455
Finisar Corp.*	327	5,438
Sapient Corp.*	388	5,432
Cogent Communications Holdings, Inc.	158	5,310
New York Times Co. — Class A	466	5,229
Meredith Corp.	121	5,179
NeuStar, Inc. — Class A*	190	4,717
Infinera Corp.*	412	4,395
comScore, Inc.*	116	4,224
Nexstar Broadcasting Group, Inc. — Class A	104	4,203
ADTRAN, Inc.	191	3,921
West Corp.	130	3,829
NETGEAR, Inc.*	122	3,812
NIC, Inc.	221	3,805
Ubiquiti Networks, Inc.	101	3,791
LogMeIn, Inc.*	81	3,732
Shutterstock, Inc.*	51	3,640
Web.com Group, Inc.*	175	3,493
Consolidated Communications Holdings, Inc.	136	3,407
Globalstar, Inc.*	927	3,393
Gogo, Inc.*	189	3,187
Loral Space & Communications, Inc.*	44	3,160
Scholastic Corp.	90	2,909
Ruckus Wireless, Inc.*	217	2,899
SPS Commerce, Inc.*	54	2,870
Sonus Networks, Inc.*	830	2,838
Constant Contact, Inc.*	103	2,795
Marketo, Inc.*	86	2,778
Move, Inc.*	132	2,767
MDC Partners, Inc. — Class A	144	2,764
Bankrate, Inc.*	226	2,567
Iridium Communications, Inc.*	273	2,416
Media General, Inc. — Class A*	183	2,399
Cincinnati Bell, Inc.*	706	2,379
Lands' End, Inc.*	55	2,262
FTD Companies, Inc.*	64	2,183
Blucora, Inc.*	143	2,179

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Communications - 4.1% (continued)
CalAmp Corp.*	122	$2,150
BroadSoft, Inc.*	97	2,042
Harmonic, Inc.*	321	2,035
Shenandoah Telecommunications Co.	80	1,985
8x8, Inc.*	297	1,984
Cumulus Media, Inc. — Class A*	488	1,967
Premiere Global Services, Inc.*	163	1,951
Vonage Holdings Corp.*	586	1,922
Comtech Telecommunications Corp.	51	1,895
VASCO Data Security International, Inc.*	100	1,878
Atlantic Tele-Network, Inc.	33	1,779
Ixia*	194	1,773
EW Scripps Co. — Class A*	106	1,729
HealthStream, Inc.*	72	1,729
Perficient, Inc.*	115	1,724
Comverse, Inc.*	76	1,697
Textura Corp.*	63	1,664
RetailMeNot, Inc.*	102	1,648
New Media Investment Group, Inc.	99	1,646
Endurance International Group Holdings, Inc.*	101	1,643
RigNet, Inc.*	40	1,618
Intelsat S.A.*	92	1,577
Extreme Networks, Inc.*	326	1,562
Chegg, Inc.*	249	1,554
Stamps.com, Inc.*	47	1,493
Global Eagle Entertainment, Inc.*	129	1,447
ShoreTel, Inc.*	210	1,397
World Wrestling Entertainment, Inc. — Class A	101	1,391
Inteliquent, Inc.	110	1,370
Orbitz Worldwide, Inc.*	174	1,369
Calix, Inc.*	140	1,340
Gray Television, Inc.*	167	1,316
General Communication, Inc. — Class A*	120	1,309
Safeguard Scientifics, Inc.*	70	1,288
Journal Communications, Inc. — Class A*	151	1,273
Internap Network Services Corp.*	182	1,256
Bazaarvoice, Inc.*	169	1,249
Black Box Corp.	52	1,213
RingCentral, Inc. — Class A*	95	1,207
EarthLink Holdings Corp.	344	1,176
ChannelAdvisor Corp.*	70	1,148
Blue Nile, Inc.*	40	1,142
Liquidity Services, Inc.*	83	1,141
Dice Holdings, Inc.*	131	1,098
Intralinks Holdings, Inc.*	133	1,077
Harte-Hanks, Inc.	166	1,058
Oplink Communications, Inc.	62	1,043
FairPoint Communications, Inc.*	68	1,032
XO Group, Inc.*	90	1,009
Lumos Networks Corp.	62	1,008
GrubHub, Inc.*	29	993
Rocket Fuel, Inc.*	62	980
Lionbridge Technologies, Inc.*	216	972
Spok Holdings, Inc.	72	937
Angie's List, Inc.*	147	936
Hawaiian Telcom Holdco, Inc.*	36	925
IDT Corp. — Class B	56	899
ORBCOMM, Inc.*	151	868
VirnetX Holding Corp.*	144	864
Gigamon, Inc.*	82	859
Enventis Corp.	45	818
Zendesk, Inc.*	37	799
ePlus, Inc.*	14	785
Wix.com Ltd.*	48	780
Entravision Communications Corp. — Class A	196	776
Marin Software, Inc.*	87	748
ValueVision Media, Inc. — Class A*	141	723
Daily Journal Corp.*	4	722
McClatchy Co. — Class A*	206	692
Reis, Inc.	29	684
Zix Corp.*	199	681
AH Belo Corp. — Class A	63	672
Procera Networks, Inc.*	70	671
Entercom Communications Corp. — Class A*	82	658
Overstock.com, Inc.*	38	641
Unwired Planet, Inc.*	331	616
Telenav, Inc.*	91	610
Lee Enterprises, Inc.*	180	608
Brightcove, Inc.*	109	608
1-800-Flowers.com, Inc. — Class A*	84	604
KVH Industries, Inc.*	53	600
NTELOS Holdings Corp.	56	596
Sizmek, Inc.*	75	581
magicJack VocalTec Ltd.*	57	561
GTT Communications, Inc.*	47	560
Boingo Wireless, Inc.*	78	556
Tessco Technologies, Inc.	19	551
RealNetworks, Inc.*	77	535
Central European Media Enterprises Ltd. — Class A*	237	533
Numerex Corp. — Class A*	50	524
Alliance Fiber Optic Products, Inc.	41	510
Clearfield, Inc.*	39	496
Coupons.com, Inc.*	41	490
Q2 Holdings, Inc.*	35	490
QuinStreet, Inc.*	117	486
TechTarget, Inc.*	56	481
Dex Media, Inc.*	50	478
Preformed Line Products Co.	9	475
Millennial Media, Inc.*	255	474
Limelight Networks, Inc.*	203	474
Marchex, Inc. — Class B	110	457
TeleCommunication Systems, Inc. — Class A*	163	455
Oclaro, Inc.*	317	453
TrueCar, Inc.*	25	449
ModusLink Global Solutions, Inc.*	125	446
Cinedigm Corp. — Class A*	257	398
Travelzoo, Inc.*	24	372
ParkerVision, Inc.*	326	372

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Communications - 4.1% (continued)
Saga Communications, Inc. — Class A	11	$369
Crown Media Holdings, Inc. — Class A*	114	365
Martha Stewart Living Omnimedia, Inc. — Class A*	101	364
Townsquare Media, Inc.*	30	361
Global Sources Ltd.*	51	342
Rubicon Project, Inc.*	28	328
YuMe, Inc.*	60	300
Salem Communications Corp. — Class A	39	297
Cyan, Inc.*	93	290
Tremor Video, Inc.*	119	278
Hemisphere Media Group, Inc.*	26	277
Aerohive Networks, Inc.*	32	257
Rightside Group Ltd.*	26	254
Radio One, Inc. — Class D*	76	242
Demand Media, Inc.*	26	230
Vringo, Inc.*	242	229
Borderfree, Inc.*	16	206
ReachLocal, Inc.*	45	162
TubeMogul, Inc.*	12	138
Covisint Corp.*	24	100
Total Communications		355,912
Energy - 3.4%
Kodiak Oil & Gas Corp.*	900	12,235
SemGroup Corp. — Class A	144	11,990
Diamondback Energy, Inc.*	141	10,545
Rosetta Resources, Inc.*	208	9,268
Exterran Holdings, Inc.	195	8,641
Carrizo Oil & Gas, Inc.*	151	8,127
Helix Energy Solutions Group, Inc.*	355	7,831
Western Refining, Inc.	178	7,474
Delek US Holdings, Inc.	199	6,591
Matador Resources Co.*	248	6,411
Bonanza Creek Energy, Inc.*	111	6,316
Forum Energy Technologies, Inc.*	202	6,183
PDC Energy, Inc.*	120	6,035
Stone Energy Corp.*	189	5,927
SunCoke Energy, Inc.*	236	5,298
SEACOR Holdings, Inc.*	69	5,161
C&J Energy Services, Inc.*	156	4,766
Flotek Industries, Inc.*	182	4,745
Green Plains, Inc.	126	4,710
McDermott International, Inc.*	800	4,576
Sanchez Energy Corp.*	172	4,517
Pattern Energy Group, Inc.	131	4,051
CARBO Ceramics, Inc.	67	3,968
Hornbeck Offshore Services, Inc.*	121	3,960
Parsley Energy, Inc. — Class A*	178	3,797
Magnum Hunter Resources Corp.*	671	3,737
Bill Barrett Corp.*	168	3,703
Energy XXI Bermuda Ltd.	317	3,598
Newpark Resources, Inc.*	287	3,570
Halcon Resources Corp.*	880	3,485
Primoris Services Corp.	128	3,436
Comstock Resources, Inc.	162	3,016
Pioneer Energy Services Corp.*	212	2,972
Northern Oil and Gas, Inc.*	205	2,915
TETRA Technologies, Inc.*	267	2,889
Gulfmark Offshore, Inc. — Class A	91	2,853
Triangle Petroleum Corp.*	256	2,819
Penn Virginia Corp.*	220	2,796
Synergy Resources Corp.*	225	2,743
Thermon Group Holdings, Inc.*	108	2,637
Plug Power, Inc.*	564	2,589
Cloud Peak Energy, Inc.*	205	2,587
Basic Energy Services, Inc.*	108	2,343
Tesco Corp.	117	2,322
TerraForm Power, Inc. — Class A*	77	2,222
Matrix Service Co.*	89	2,147
Key Energy Services, Inc.*	441	2,134
Rex Energy Corp.*	163	2,065
Clayton Williams Energy, Inc.*	21	2,025
Parker Drilling Co.*	409	2,020
RSP Permian, Inc.*	77	1,968
Contango Oil & Gas Co.*	58	1,928
Solazyme, Inc.*	257	1,917
Approach Resources, Inc.*	132	1,914
Westmoreland Coal Co.*	51	1,908
Alpha Natural Resources, Inc.*	746	1,850
Clean Energy Fuels Corp.*	237	1,849
Goodrich Petroleum Corp.*	116	1,719
EXCO Resources, Inc.	512	1,710
Eclipse Resources Corp.*	101	1,679
Abraxas Petroleum Corp.*	313	1,653
Resolute Energy Corp.*	262	1,643
Panhandle Oil and Gas, Inc. — Class A	27	1,612
North Atlantic Drilling Ltd.	239	1,592
FuelCell Energy, Inc.*	744	1,555
Arch Coal, Inc.	717	1,520
Geospace Technologies Corp.*	41	1,441
VAALCO Energy, Inc.*	169	1,437
Swift Energy Co.*	148	1,421
REX American Resources Corp.*	19	1,385
Warren Resources, Inc.*	247	1,309
W&T Offshore, Inc.	117	1,287
Alon USA Energy, Inc.	89	1,278
ION Geophysical Corp.*	435	1,214
Callon Petroleum Co.*	137	1,207
Hercules Offshore, Inc.*	540	1,188
Emerald Oil, Inc.*	192	1,181
Renewable Energy Group, Inc.*	116	1,177
Pacific Ethanol, Inc.*	81	1,131
Willbros Group, Inc.*	135	1,125
PetroQuest Energy, Inc.*	198	1,113
Gastar Exploration, Inc.*	186	1,092
Natural Gas Services Group, Inc.*	42	1,011
Enphase Energy, Inc.*	59	884
Vantage Drilling Co.*	694	881
FutureFuel Corp.	74	880
Gulf Island Fabrication, Inc.	49	843
Trecora Resources*	63	780
BPZ Resources, Inc.*	401	766
Jones Energy, Inc. — Class A*	39	732
TransAtlantic Petroleum Ltd.*	77	692

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Energy - 3.4% (continued)
Midstates Petroleum Company, Inc.*	126	$636
Evolution Petroleum Corp.	64	588
FX Energy, Inc.*	180	547
Dawson Geophysical Co.	30	545
Harvest Natural Resources, Inc.*	142	521
Walter Energy, Inc.	221	517
Mitcham Industries, Inc.*	43	475
Forest Oil Corp.*	402	470
Miller Energy Resources, Inc.*	100	440
American Eagle Energy Corp.*	103	419
Apco Oil and Gas International, Inc.*	32	412
Hallador Energy Co.	34	403
Independence Contract Drilling, Inc.*	34	400
Isramco, Inc.*	3	366
Amyris, Inc.*	92	349
Glori Energy, Inc.*	41	324
Adams Resources & Energy, Inc.	7	310
Vertex Energy, Inc.*	44	306
Quicksilver Resources, Inc.*	423	255
Profire Energy, Inc.*	47	195
Total Energy		296,696
Basic Materials - 2.3%
PolyOne Corp.	318	11,314
US Silica Holdings, Inc.	180	11,252
Sensient Technologies Corp.	167	8,741
Axiall Corp.	236	8,450
KapStone Paper and Packaging Corp.*	284	7,943
Minerals Technologies, Inc.	117	7,220
Chemtura Corp.*	303	7,069
Commercial Metals Co.	398	6,794
alppha	267	6,742
HB Fuller Co.	168	6,670
Stillwater Mining Co.*	404	6,072
Balchem Corp.	103	5,827
Tronox Ltd. — Class A	208	5,418
Kaiser Aluminum Corp.	61	4,650
Century Aluminum Co.*	174	4,519
Schweitzer-Mauduit International, Inc.	103	4,254
Clearwater Paper Corp.*	69	4,148
Innophos Holdings, Inc.	74	4,077
Globe Specialty Metals, Inc.	216	3,929
AK Steel Holding Corp.*	460	3,685
A. Schulman, Inc.	98	3,544
Ferro Corp.*	243	3,521
Resolute Forest Products, Inc.*	221	3,456
PH Glatfelter Co.	146	3,205
Quaker Chemical Corp.	44	3,154
Neenah Paper, Inc.	56	2,995
Innospec, Inc.	82	2,944
Intrepid Potash, Inc.*	189	2,920
Stepan Co.	65	2,885
Hecla Mining Co.	1,156	2,867
Horsehead Holding Corp.*	171	2,827
OM Group, Inc.	107	2,777
Taminco Corp.*	96	2,506
Deltic Timber Corp.	39	2,430
Materion Corp.	70	2,147
Schnitzer Steel Industries, Inc. — Class A	89	2,140
Kraton Performance Polymers, Inc.*	111	1,977
Aceto Corp.	96	1,855
Coeur Mining, Inc.*	350	1,736
Hawkins, Inc.	37	1,331
Rentech, Inc.*	769	1,315
Allied Nevada Gold Corp.*	352	1,165
Wausau Paper Corp.	143	1,134
Landec Corp.*	91	1,115
Zep, Inc.	78	1,094
American Vanguard Corp.	95	1,064
Ring Energy, Inc.*	68	1,002
Kronos Worldwide, Inc.	71	978
OMNOVA Solutions, Inc.*	159	854
Molycorp, Inc.*	615	732
Noranda Aluminum Holding Corp.	149	673
Gold Resource Corp.	126	645
Orchids Paper Products Co.	26	639
Universal Stainless & Alloy Products, Inc.*	22	580
Xerium Technologies, Inc.*	36	526
Shiloh Industries, Inc.*	28	476
Ryerson Holding Corp.*	37	474
KMG Chemicals, Inc.	29	472
Oil-Dri Corporation of America	16	417
United States Lime & Minerals, Inc.	6	349
Total Basic Materials		197,695
Utilities - 2.0%
Cleco Corp.	204	9,822
Dynegy, Inc.*	339	9,784
IDACORP, Inc.	169	9,059
Piedmont Natural Gas Company, Inc.	262	8,786
Portland General Electric Co.	264	8,480
Southwest Gas Corp.	156	7,578
WGL Holdings, Inc.	176	7,413
New Jersey Resources Corp.	142	7,172
Black Hills Corp.	149	7,134
Laclede Group, Inc.	146	6,774
UIL Holdings Corp.	191	6,761
PNM Resources, Inc.	269	6,701
ALLETE, Inc.	143	6,348
Avista Corp.	203	6,198
ONE Gas, Inc.	176	6,028
NorthWestern Corp.	132	5,988
South Jersey Industries, Inc.	111	5,923
El Paso Electric Co.	136	4,971
MGE Energy, Inc.	116	4,322
American States Water Co.	131	3,986
Northwest Natural Gas Co.	92	3,887
NRG Yield, Inc. — Class A	78	3,670
California Water Service Group	160	3,590
Empire District Electric Co.	146	3,526
Abengoa Yield plc*	95	3,380
Otter Tail Corp.	122	3,254
Chesapeake Utilities Corp.	45	1,875
Ormat Technologies, Inc.	60	1,576
PICO Holdings, Inc.*	77	1,536

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

Shares	Value
COMMON STOCKS† - 62.2% (continued)
Utilities - 2.0% (continued)
EnerNOC, Inc.*	90	$1,526
Unitil Corp.	46	1,430
SJW Corp.	52	1,397
Connecticut Water Service, Inc.	38	1,235
Pike Corp.*	93	1,106
Middlesex Water Co.	54	1,058
Atlantic Power Corp.	406	966
York Water Co.	43	860
Artesian Resources Corp. — Class A	25	504
Ameresco, Inc. — Class A*	67	459
Spark Energy, Inc. — Class A*	10	174
Total Utilities		176,237
Diversified - 0.1%
Harbinger Group, Inc.*	280	3,673
Horizon Pharma plc*	218	2,677
National Bank Holdings Corp. — Class A	139	2,658
FCB Financial Holdings, Inc. — Class A*	28	636
Resource America, Inc. — Class A	45	419
Tiptree Financial, Inc. — Class A*	26	215
Total Diversified		10,278
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	100	3,068
Total Common Stocks
(Cost $4,595,850)		5,425,820

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	17	34
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	113	–
Total Warrants
(Cost $95)		34

RIGHTS† - 0.0%
Leap Wireless International
Expires 03/17/15*,†††	306	771
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*,†††	25	245
Cubist Pharmaceuticals, Inc.
Expires 12/31/16	319	35
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,†††	37	22
Total Rights
(Cost $919)		1,073

MUTUAL FUNDS† - 24.1%
Guggenheim Strategy Fund I2	84,490	2,104,637
Total Mutual Funds
(Cost $2,105,924)		2,104,637

	Face Amount
REPURCHASE AGREEMENTS††,3 - 11.4%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	$595,483	595,483
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	99,693	99,693
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	99,693	99,693
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	99,693	99,693
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	99,693	99,693
Total Repurchase Agreements
(Cost $994,255)		994,255

SECURITIES LENDING COLLATERAL††,5 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	4,176	4,176
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	685	685
Total Securities Lending Collateral
(Cost $4,861)		4,861
Total Investments - 97.8%
(Cost $7,701,904)		$8,530,680
Other Assets & Liabilities, net - 2.2%		191,163
Total Net Assets - 100.0%		$8,721,843

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $219,200)	2	$(11,594)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/146 (Notional Value $1,083,922)	984	$(7,900)
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/146 (Notional Value $2,598,950)	2,359	(18,556)
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/146 (Notional Value $3,762,780)	3,416	(59,855)
(Total Notional Value $7,445,652)		$(86,311)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Securities lending collateral — See Note 5.
6	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1%
Financial - 7.1%
RLJ Lodging Trust	69	$1,964
Prosperity Bancshares, Inc.	34	1,945
LaSalle Hotel Properties	56	1,917
Highwoods Properties, Inc.	47	1,828
CNO Financial Group, Inc.	105	1,781
Investors Bancorp, Inc.	172	1,742
First American Financial Corp.	59	1,600
Stifel Financial Corp.*	31	1,454
Portfolio Recovery Associates, Inc.*	27	1,410
FirstMerit Corp.	79	1,390
Strategic Hotels & Resorts, Inc.*	119	1,387
Texas Capital Bancshares, Inc.*	24	1,384
Sunstone Hotel Investors, Inc.	97	1,341
Sovran Self Storage, Inc.	18	1,338
Geo Group, Inc.	35	1,337
EPR Properties	26	1,318
Radian Group, Inc.	92	1,312
Umpqua Holdings Corp.	79	1,301
MGIC Investment Corp.*	164	1,281
Colony Financial, Inc.	57	1,275
Pebblebrook Hotel Trust	34	1,270
CubeSmart	70	1,259
Healthcare Realty Trust, Inc.	53	1,255
Cousins Properties, Inc.	105	1,255
Primerica, Inc.	26	1,254
Webster Financial Corp.	43	1,253
Hancock Holding Co.	39	1,250
Bank of the Ozarks, Inc.	38	1,198
DiamondRock Hospitality Co.	94	1,192
DCT Industrial Trust, Inc.	158	1,187
MarketAxess Holdings, Inc.	19	1,175
Wintrust Financial Corp.	26	1,161
UMB Financial Corp.	21	1,146
Ryman Hospitality Properties, Inc.	24	1,135
United Bankshares, Inc.	36	1,113
Cathay General Bancorp	44	1,093
FNB Corp.	91	1,091
Medical Properties Trust, Inc.	88	1,079
BancorpSouth, Inc.	53	1,067
IBERIABANK Corp.	17	1,063
Sun Communities, Inc.	21	1,061
RLI Corp.	24	1,039
Janus Capital Group, Inc.	71	1,032
EastGroup Properties, Inc.	17	1,030
PrivateBancorp, Inc. — Class A	34	1,017
Lexington Realty Trust	101	989
Washington Federal, Inc.	48	977
Alexander & Baldwin, Inc.	27	971
Financial Engines, Inc.	28	959
Western Alliance Bancorporation*	40	956
Valley National Bancorp	97	940
American Equity Investment Life Holding Co.	41	938
Mack-Cali Realty Corp.	49	936
Glimcher Realty Trust	69	935
Hatteras Financial Corp.	52	933
Symetra Financial Corp.	40	933
Invesco Mortgage Capital, Inc.	59	926
National Health Investors, Inc.	16	914
First Industrial Realty Trust, Inc.	54	913
Glacier Bancorp, Inc.	35	905
Susquehanna Bancshares, Inc.	90	900
MB Financial, Inc.	32	886
Potlatch Corp.	22	885
American Realty Capital Healthcare Trust, Inc.	84	880
Capitol Federal Financial, Inc.	74	876
First Citizens BancShares, Inc. — Class A	4	867
First Financial Bankshares, Inc.	31	861
Chambers Street Properties	114	858
Trustmark Corp.	37	852
Blackhawk Network Holdings, Inc.*	26	842
DuPont Fabros Technology, Inc.	31	838
PS Business Parks, Inc.	11	838
PennyMac Mortgage Investment Trust	39	836
Home Loan Servicing Solutions Ltd.	39	826
Kemper Corp.	24	820
Kennedy-Wilson Holdings, Inc.	34	815
Washington Real Estate Investment Trust	32	812
New York REIT, Inc.	78	802
Platinum Underwriters Holdings Ltd.	13	790
Chesapeake Lodging Trust	27	787
New Residential Investment Corp.	134	781
EverBank Financial Corp.	44	777
WageWorks, Inc.*	17	774
Home BancShares, Inc.	26	765
Evercore Partners, Inc. — Class A	16	752
Redwood Trust, Inc.	45	746
Acadia Realty Trust	27	745
Greenhill & Company, Inc.	16	744
International Bancshares Corp.	30	739
Community Bank System, Inc.	22	739
CVB Financial Corp.	51	732
South State Corp.	13	727
Old National Bancorp	56	726
Government Properties Income Trust	33	723
Altisource Portfolio Solutions S.A.*	7	706
LTC Properties, Inc.	19	701
Virtus Investment Partners, Inc.	4	695
Selective Insurance Group, Inc.	31	686
Education Realty Trust, Inc.	66	679
Altisource Asset Management Corp.*	1	675

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Financial - 7.1% (continued)
Equity One, Inc.	31	$671
Hilltop Holdings, Inc.*	33	662
Empire State Realty Trust, Inc. — Class A	44	661
ARMOUR Residential REIT, Inc.	171	658
Pennsylvania Real Estate Investment Trust	33	658
Argo Group International Holdings Ltd.	13	654
Westamerica Bancorporation	14	651
Altisource Residential Corp.	27	648
Columbia Banking System, Inc.	26	645
CYS Investments, Inc.	78	643
Hudson Pacific Properties, Inc.	26	641
Parkway Properties, Inc.	34	639
Retail Opportunity Investments Corp.	43	632
National Penn Bancshares, Inc.	65	631
WisdomTree Investments, Inc.*	55	626
BGC Partners, Inc. — Class A	84	624
Pinnacle Financial Partners, Inc.	17	614
BBCN Bancorp, Inc.	42	613
Hersha Hospitality Trust	96	612
Ramco-Gershenson Properties Trust	37	601
Capstead Mortgage Corp.	49	600
St. Joe Co.*	30	598
First Midwest Bancorp, Inc.	37	595
FelCor Lodging Trust, Inc.	62	580
Outerwall, Inc.*	10	561
American Assets Trust, Inc.	17	560
Montpelier Re Holdings Ltd.	18	560
AmTrust Financial Services, Inc.	14	557
Northwest Bancshares, Inc.	46	557
iStar Financial, Inc.*	41	554
Sterling Bancorp	43	550
Enstar Group Ltd.*	4	545
Horace Mann Educators Corp.	19	542
NBT Bancorp, Inc.	24	539
STAG Industrial, Inc.	26	538
Sabra Health Care REIT, Inc.	22	535
Astoria Financial Corp.	43	533
Encore Capital Group, Inc.*	12	532
Union Bankshares Corp.	23	531
American Capital Mortgage Investment Corp.	28	527
Aircastle Ltd.	32	523
HFF, Inc. — Class A	18	522
Greenlight Capital Re Ltd. — Class A*	16	519
Franklin Street Properties Corp.	46	516
BofI Holding, Inc.*	7	509
Starwood Waypoint Residential Trust	19	494
National Western Life Insurance Co. — Class A	2	494
Ellie Mae, Inc.*	15	489
Summit Hotel Properties, Inc.	44	474
Nelnet, Inc. — Class A	11	474
Associated Estates Realty Corp.	27	473
Boston Private Financial Holdings, Inc.	38	471
Ambac Financial Group, Inc.*	21	464
Walter Investment Management Corp.*	21	461
Provident Financial Services, Inc.	28	458
Select Income REIT	19	457
ViewPoint Financial Group, Inc.	19	455
Park National Corp.	6	453
Third Point Reinsurance Ltd.*	31	451
Infinity Property & Casualty Corp.	7	448
First Commonwealth Financial Corp.	52	435
Renasant Corp.	16	433
Chemical Financial Corp.	16	430
First Financial Bancorp	27	427
Banner Corp.	11	423
Piper Jaffray Cos.*	8	418
Investors Real Estate Trust	54	416
Springleaf Holdings, Inc.*	13	415
Essent Group Ltd.*	19	407
Inland Real Estate Corp.	41	406
First Merchants Corp.	20	404
WesBanco, Inc.	13	398
United Community Banks, Inc.	24	395
Northfield Bancorp, Inc.	29	395
Independent Bank Corp.	11	392
Apollo Commercial Real Estate Finance, Inc.	25	393
Cohen & Steers, Inc.	10	384
Eagle Bancorp, Inc.*	12	382
City Holding Co.	9	379
Credit Acceptance Corp.*	3	378
S&T Bancorp, Inc.	16	375
Alexander's, Inc.	1	374
Acacia Research Corp.	24	371
United Financial Bancorp, Inc.	29	368
Kite Realty Group Trust	15	364
CyrusOne, Inc.	15	361
Excel Trust, Inc.	30	353
Tompkins Financial Corp.	8	353
AMERISAFE, Inc.	9	352
Ashford Hospitality Trust, Inc.	34	347
Terreno Realty Corp.	18	339
United Fire Group, Inc.	12	333
FXCM, Inc. — Class A	21	333
Rexford Industrial Realty, Inc.	24	332
Anworth Mortgage Asset Corp.	69	331
American Residential Properties, Inc.*	18	330
First Potomac Realty Trust	28	329
Berkshire Hills Bancorp, Inc.	14	329
CoreSite Realty Corp.	10	329
Gramercy Property Trust, Inc.	57	328
Employers Holdings, Inc.	17	327

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Financial - 7.1% (continued)
Safety Insurance Group, Inc.	6	$323
Chatham Lodging Trust	14	323
Sandy Spring Bancorp, Inc.	14	320
New York Mortgage Trust, Inc.	44	318
OFG Bancorp	21	315
Wilshire Bancorp, Inc.	34	314
Monmouth Real Estate Investment Corp.	31	314
Simmons First National Corp. — Class A	8	308
Silver Bay Realty Trust Corp.	19	308
Navigators Group, Inc.*	5	308
Rouse Properties, Inc.	19	307
TrustCo Bank Corp. NY	47	303
Hanmi Financial Corp.	15	302
Resource Capital Corp.	62	302
Forestar Group, Inc.*	17	301
Lakeland Financial Corp.	8	300
Southside Bancshares, Inc.	9	299
Maiden Holdings Ltd.	27	299
Oritani Financial Corp.	21	296
Western Asset Mortgage Capital Corp.	20	296
Stewart Information Services Corp.	10	294
State Bank Financial Corp.	18	292
Flushing Financial Corp.	16	292
Brookline Bancorp, Inc.	34	291
Aviv REIT, Inc.	11	290
RAIT Financial Trust	39	290
National General Holdings Corp.	17	287
WSFS Financial Corp.	4	286
AG Mortgage Investment Trust, Inc.	16	285
Independent Bank Group, Inc.	6	285
Urstadt Biddle Properties, Inc. — Class A	14	284
Investment Technology Group, Inc.*	18	284
Apollo Residential Mortgage, Inc.	18	278
Cardinal Financial Corp.	16	273
World Acceptance Corp.*	4	270
Heritage Financial Corp.	17	269
Washington Trust Bancorp, Inc.	8	264
Ameris Bancorp	12	263
Capital Bank Financial Corp. — Class A*	11	263
First NBC Bank Holding Co.*	8	262
Arlington Asset Investment Corp. — Class A	10	254
Universal Health Realty Income Trust	6	250
Cass Information Systems, Inc.	6	248
Diamond Hill Investment Group, Inc.	2	246
eHealth, Inc.*	10	241
Stock Yards Bancorp, Inc.	8	241
Getty Realty Corp.	14	238
Community Trust Bancorp, Inc.	7	235
Saul Centers, Inc.	5	234
Physicians Realty Trust	17	233
First BanCorp*	49	233
Cowen Group, Inc. — Class A*	62	233
Dime Community Bancshares, Inc.	16	230
AmREIT, Inc.	10	230
ConnectOne Bancorp, Inc.	12	229
1st Source Corp.	8	228
Bryn Mawr Bank Corp.	8	227
Federated National Holding Co.	8	225
Phoenix Companies, Inc.*	4	224
Cedar Realty Trust, Inc.	38	224
Universal Insurance Holdings, Inc.	17	220
Waterstone Financial, Inc.	19	219
Metro Bancorp, Inc.*	9	218
Ladenburg Thalmann Financial Services, Inc.*	51	216
Customers Bancorp, Inc.*	12	216
Heartland Financial USA, Inc.	9	215
Opus Bank*	7	214
Ashford Hospitality Prime, Inc.	14	213
KCG Holdings, Inc. — Class A*	21	213
First Interstate BancSystem, Inc. — Class A	8	213
Dynex Capital, Inc.	26	210
NMI Holdings, Inc. — Class A*	24	208
Lakeland Bancorp, Inc.	21	205
Beneficial Mutual Bancorp, Inc.*	16	204
Trico Bancshares	9	204
GFI Group, Inc.	37	200
Caesars Acquisition Co. — Class A*	21	199
Campus Crest Communities, Inc.	31	198
Federal Agricultural Mortgage Corp. — Class C	6	193
Agree Realty Corp.	7	192
Towne Bank/Portsmouth VA	14	190
CoBiz Financial, Inc.	17	190
First Busey Corp.	34	189
Clifton Bancorp, Inc.	15	189
BancFirst Corp.	3	188
First Financial Corp.	6	186
Peoples Financial Services Corp.	4	184
Enterprise Financial Services Corp.	11	184
Blue Hills Bancorp, Inc.*	14	184
QTS Realty Trust, Inc. — Class A	6	182
Southwest Bancorp, Inc.	11	180
FBL Financial Group, Inc. — Class A	4	179

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Financial - 7.1% (continued)
RE/MAX Holdings, Inc. — Class A	6	$178
Centerstate Banks, Inc.	17	176
MainSource Financial Group, Inc.	10	173
Westwood Holdings Group, Inc.	3	170
OneBeacon Insurance Group Ltd. — Class A	11	170
Univest Corporation of Pennsylvania	9	169
NewStar Financial, Inc.*	15	168
Flagstar Bancorp, Inc.*	10	168
Whitestone REIT — Class B	12	167
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12	166
Ares Commercial Real Estate Corp.	14	164
Yadkin Financial Corp.*	9	163
Central Pacific Financial Corp.	9	161
First Bancorp	10	160
Financial Institutions, Inc.	7	157
BNC Bancorp	10	157
OmniAmerican Bancorp, Inc.	6	156
Citizens, Inc.*	24	155
German American Bancorp, Inc.	6	155
Bancorp, Inc.*	18	155
Bank Mutual Corp.	24	154
Mercantile Bank Corp.	8	152
Great Southern Bancorp, Inc.	5	152
Banc of California, Inc.	13	151
HomeTrust Bancshares, Inc.*	10	146
HCI Group, Inc.	4	144
State Auto Financial Corp.	7	144
CareTrust REIT, Inc.*	10	143
One Liberty Properties, Inc.	7	142
GAMCO Investors, Inc. — Class A	2	141
Meta Financial Group, Inc.	4	141
Meadowbrook Insurance Group, Inc.	24	140
Camden National Corp.	4	140
Park Sterling Corp.	21	139
Bank of Kentucky Financial Corp.	3	139
First of Long Island Corp.	4	138
Bank of Marin Bancorp	3	138
NewBridge Bancorp*	18	137
Gladstone Commercial Corp.	8	136
Preferred Bank/Los Angeles CA	6	135
First Defiance Financial Corp.	5	135
Walker & Dunlop, Inc.*	10	133
Ladder Capital Corp. — Class A*	7	132
Independent Bank Corp.	11	131
United Community Financial Corp.	28	131
Stonegate Bank	5	129
Pacific Continental Corp.	10	129
Fidelity & Guaranty Life	6	128
Arrow Financial Corp.	5	128
Hudson Valley Holding Corp.	7	127
Penns Woods Bancorp, Inc.	3	127
Global Indemnity plc — Class A*	5	126
CNB Financial Corp.	8	126
Crawford & Co. — Class B	15	124
Baldwin & Lyons, Inc. — Class B	5	124
Peapack Gladstone Financial Corp.	7	123
International. FCStone, Inc.*	7	121
Marcus & Millichap, Inc.*	4	121
CatchMark Timber Trust, Inc. — Class A	11	121
United Insurance Holdings Corp.	8	120
HomeStreet, Inc.	7	120
1st United Bancorp, Inc.	14	119
Peoples Bancorp, Inc.	5	119
Republic Bancorp, Inc. — Class A	5	118
Bridge Bancorp, Inc.	5	118
Charter Financial Corp.	11	118
Manning & Napier, Inc. — Class A	7	118
Sierra Bancorp	7	117
First Community Bancshares, Inc.	8	114
Citizens & Northern Corp.	6	114
RCS Capital Corp. — Class A	5	113
Pacific Premier Bancorp, Inc.*	8	112
CorEnergy Infrastructure Trust, Inc.	15	112
OceanFirst Financial Corp.	7	111
Talmer Bancorp, Inc. — Class A	8	111
FBR & Co.*	4	110
Fidelity Southern Corp.	8	110
Seacoast Banking Corporation of Florida*	10	109
TriState Capital Holdings, Inc.*	12	109
Kearny Financial Corp.*	8	107
Meridian Bancorp, Inc.*	10	106
Stonegate Mortgage Corp.*	8	104
PennyMac Financial Services, Inc. — Class A*	7	103
Moelis & Co.	3	102
First Connecticut Bancorp, Inc.	7	102
Oppenheimer Holdings, Inc. — Class A	5	101
West Bancorporation, Inc.	7	99
Consolidated-Tomoka Land Co.	2	98
Fox Chase Bancorp, Inc.	6	98
Suffolk Bancorp	5	97
SWS Group, Inc.*	14	96
Guaranty Bancorp	7	95
CU Bancorp*	5	94
BankFinancial Corp.	9	93
Franklin Financial Corp.*	5	93
Horizon Bancorp	4	92
MidWestOne Financial Group, Inc.	4	92
Marlin Business Services Corp.	5	92

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Financial - 7.1% (continued)
American National Bankshares, Inc.	4	$91
Bridge Capital Holdings*	4	91
Armada Hoffler Properties, Inc.	10	91
Sun Bancorp, Inc.*	5	91
Heritage Commerce Corp.	11	90
Calamos Asset Management, Inc. — Class A	8	90
Regional Management Corp.*	5	90
Ames National Corp.	4	89
First Business Financial Services, Inc.	2	88
EMC Insurance Group, Inc.	3	87
UMH Properties, Inc.	9	86
Owens Realty Mortgage, Inc.	6	86
Merchants Bancshares, Inc.	3	85
Heritage Oaks Bancorp	12	84
National Interstate Corp.	3	84
National Bankshares, Inc.	3	83
Atlas Financial Holdings, Inc.*	6	83
First Financial Northwest, Inc.	8	82
Capital City Bank Group, Inc.	6	81
Territorial Bancorp, Inc.	4	81
Nicholas Financial, Inc.*	7	81
Northrim BanCorp, Inc.	3	79
Old Line Bancshares, Inc.	5	77
Cascade Bancorp*	15	76
Enterprise Bancorp, Inc.	4	75
MidSouth Bancorp, Inc.	4	75
JG Wentworth Co.*	6	74
Hallmark Financial Services, Inc.*	7	72
Trade Street Residential, Inc.	10	71
ESB Financial Corp.	6	70
Gain Capital Holdings, Inc.	11	70
BBX Capital Corp. — Class A*	4	70
Century Bancorp, Inc. — Class A	2	69
Pzena Investment Management, Inc. — Class A	7	67
First Bancorp, Inc.	4	67
Consumer Portfolio Services, Inc.*	10	64
Donegal Group, Inc. — Class A	4	61
Square 1 Financial, Inc. — Class A*	3	58
Macatawa Bank Corp.	12	58
Silvercrest Asset Management Group, Inc. — Class A	4	54
Republic First Bancorp, Inc.*	14	54
Independence Holding Co.	4	53
CommunityOne Bancorp*	6	53
Heritage Insurance Holdings, Inc.*	3	45
Kansas City Life Insurance Co.	1	44
Higher One Holdings, Inc.*	16	40
C1 Financial, Inc.*	2	36
Green Bancorp, Inc.*	2	34
Trupanion, Inc.*	4	34
Hampton Roads Bankshares, Inc.*	19	29
ServisFirst Bancshares, Inc.	1	29
CIFC Corp.	3	27
Palmetto Bancshares, Inc.	1	14
Total Financial		192,620
Consumer, Non-cyclical - 6.1%
Puma Biotechnology, Inc.*	12	2,864
WEX, Inc.*	21	2,316
Isis Pharmaceuticals, Inc.*	58	2,253
Team Health Holdings, Inc.*	34	1,972
PAREXEL International Corp.*	31	1,956
West Pharmaceutical Services, Inc.	39	1,745
Pacira Pharmaceuticals, Inc.*	18	1,745
STERIS Corp.	32	1,727
United Natural Foods, Inc.*	27	1,659
DexCom, Inc.*	41	1,639
TreeHouse Foods, Inc.*	20	1,610
HealthSouth Corp.	42	1,550
Cepheid*	34	1,497
Deluxe Corp.	27	1,489
MAXIMUS, Inc.	32	1,284
WellCare Health Plans, Inc.*	21	1,267
Amsurg Corp. — Class A*	23	1,151
Euronet Worldwide, Inc.*	24	1,147
Corporate Executive Board Co.	19	1,141
Acadia Healthcare Company, Inc.*	23	1,115
Insulet Corp.*	30	1,106
Akorn, Inc.*	30	1,088
Avanir Pharmaceuticals, Inc. — Class A*	90	1,073
ACADIA Pharmaceuticals, Inc.*	43	1,065
Grand Canyon Education, Inc.*	26	1,059
Air Methods Corp.*	19	1,055
Sotheby's	29	1,036
Haemonetics Corp.*	29	1,012
Convergys Corp.	56	998
NPS Pharmaceuticals, Inc.*	38	989
Healthcare Services Group, Inc.	34	973
Sanderson Farms, Inc.	11	967
Heartland Payment Systems, Inc.	20	954
Andersons, Inc.	15	944
Advisory Board Co.*	20	932
Chemed Corp.	9	926
SUPERVALU, Inc.*	103	921
OPKO Health, Inc.*	108	919
Boston Beer Company, Inc. — Class A*	4	887
HMS Holdings Corp.*	47	886
Rent-A-Center, Inc.	29	880
Vistaprint N.V.*	16	877
Exact Sciences Corp.*	45	872
Cardtronics, Inc.*	24	845
J&J Snack Foods Corp.	9	842
Thoratec Corp.*	31	829

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Consumer, Non-cyclical - 6.1% (continued)
Ironwood Pharmaceuticals, Inc. — Class A*	63	$816
Impax Laboratories, Inc.*	34	806
Cal-Maine Foods, Inc.	9	804
NuVasive, Inc.*	23	802
B&G Foods, Inc.	29	798
ABM Industries, Inc.	31	796
Post Holdings, Inc.*	24	796
Helen of Troy Ltd.*	15	788
Acorda Therapeutics, Inc.*	23	779
Prestige Brands Holdings, Inc.*	24	777
Monro Muffler Brake, Inc.	16	776
FTI Consulting, Inc.*	22	769
Lancaster Colony Corp.	9	768
Cyberonics, Inc.*	15	766
Medicines Co.*	34	759
Theravance, Inc.*	44	752
Nektar Therapeutics*	61	737
Wright Medical Group, Inc.*	24	726
Auxilium Pharmaceuticals, Inc.*	24	716
Magellan Health, Inc.*	13	711
Neogen Corp.*	18	711
Vector Group Ltd.	32	711
Dyax Corp.*	70	708
Matthews International Corp. — Class A	16	702
Fresh Market, Inc.*	20	699
On Assignment, Inc.*	26	698
EVERTEC, Inc.	31	693
Synageva BioPharma Corp.*	10	688
Keryx Biopharmaceuticals, Inc.*	50	688
H&E Equipment Services, Inc.	17	685
Korn/Ferry International*	27	672
PHH Corp.*	30	671
Huron Consulting Group, Inc.*	11	671
Neurocrine Biosciences, Inc.*	42	658
Brink's Co.	27	650
MannKind Corp.*	109	644
Fresh Del Monte Produce, Inc.	20	638
Molina Healthcare, Inc.*	15	635
Catalent, Inc.*	25	626
HeartWare International, Inc.*	8	621
Spectranetics Corp.*	23	611
Globus Medical, Inc. — Class A*	31	610
Snyder's-Lance, Inc.	23	610
Kindred Healthcare, Inc.	31	601
Greatbatch, Inc.*	14	597
Dean Foods Co.	45	596
Integra LifeSciences Holdings Corp.*	12	596
Bright Horizons Family Solutions, Inc.*	14	589
PDL BioPharma, Inc.	77	575
Abaxis, Inc.	11	558
Celldex Therapeutics, Inc.*	43	557
ExamWorks Group, Inc.*	17	557
Masimo Corp.*	26	553
CONMED Corp.	15	553
Lannett Company, Inc.*	12	548
LifeLock, Inc.*	38	543
Aegerion Pharmaceuticals, Inc.*	16	534
Civeo Corp.	46	534
Natus Medical, Inc.*	18	531
Achillion Pharmaceuticals, Inc.*	53	529
Select Medical Holdings Corp.	43	517
Cantel Medical Corp.	15	516
TrueBlue, Inc.*	20	505
Clovis Oncology, Inc.*	11	499
Receptos, Inc.*	8	497
Tumi Holdings, Inc.*	24	488
Universal Corp.	11	488
Depomed, Inc.*	32	486
Halozyme Therapeutics, Inc.*	53	482
McGrath RentCorp	14	479
Tornier N.V.*	20	478
WD-40 Co.	7	476
ARIAD Pharmaceuticals, Inc.*	88	475
ABIOMED, Inc.*	19	472
Novavax, Inc.*	113	471
Ligand Pharmaceuticals, Inc. — Class B*	10	470
Sarepta Therapeutics, Inc.*	22	464
ImmunoGen, Inc.*	43	455
Portola Pharmaceuticals, Inc.*	18	455
ICU Medical, Inc.*	7	449
Merrimack Pharmaceuticals, Inc.*	51	447
Analogic Corp.	7	448
PTC Therapeutics, Inc.*	10	439
Arena Pharmaceuticals, Inc.*	105	440
Bluebird Bio, Inc.*	12	431
Agios Pharmaceuticals, Inc.*	7	429
Ascent Capital Group, Inc. — Class A*	7	421
NxStage Medical, Inc.*	32	420
Team, Inc.*	11	417
Annie's, Inc.*	9	413
Weight Watchers International, Inc.	15	412
Luminex Corp.*	21	410
Boulder Brands, Inc.*	30	409
Meridian Bioscience, Inc.	23	407
IPC The Hospitalist Company, Inc.*	9	403
ACCO Brands Corp.*	55	380
Quidel Corp.*	14	376
Capella Education Co.	6	376
Navigant Consulting, Inc.*	27	376
BioCryst Pharmaceuticals, Inc.*	38	372
Intrexon Corp.*	20	372
Endologix, Inc.*	35	371
Arrowhead Research Corp.*	25	369
Chiquita Brands International, Inc.*	26	369
Anacor Pharmaceuticals, Inc.*	15	367
ExlService Holdings, Inc.*	15	366
Bio-Reference Laboratories, Inc.*	13	365

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Consumer, Non-cyclical - 6.1% (continued)
MiMedx Group, Inc.*	51	$364
Infinity Pharmaceuticals, Inc.*	27	362
Zeltiq Aesthetics, Inc.*	16	362
AMN Healthcare Services, Inc.*	23	361
Strayer Education, Inc.*	6	359
Chimerix, Inc.*	13	359
RPX Corp.*	26	357
Cardiovascular Systems, Inc.*	15	354
Insmed, Inc.*	27	352
SpartanNash Co.	18	350
Hanger, Inc.*	17	349
Ensign Group, Inc.	10	348
Sangamo BioSciences, Inc.*	32	345
Diamond Foods, Inc.*	12	343
PharMerica Corp.*	14	342
BioDelivery Sciences International, Inc.*	20	342
Emergent Biosolutions, Inc.*	16	341
Repligen Corp.*	17	338
National Healthcare Corp.	6	333
Xoom Corp.*	15	329
Raptor Pharmaceutical Corp.*	34	326
Inovio Pharmaceuticals, Inc.*	33	325
AMAG Pharmaceuticals, Inc.*	10	319
Multi-Color Corp.	7	318
Green Dot Corp. — Class A*	15	317
Calavo Growers, Inc.	7	316
Sagent Pharmaceuticals, Inc.*	10	311
Orthofix International N.V.*	10	310
ICF International, Inc.*	10	308
Atrion Corp.	1	305
Amedisys, Inc.*	15	303
Insperity, Inc.	11	301
Theravance Biopharma, Inc.	13	300
Capital Senior Living Corp.*	14	298
TESARO, Inc.*	11	296
Momenta Pharmaceuticals, Inc.*	26	295
USANA Health Sciences, Inc.*	4	294
Kforce, Inc.	15	294
Anika Therapeutics, Inc.*	8	293
Spectrum Pharmaceuticals, Inc.*	36	293
Resources Connection, Inc.	21	293
Providence Service Corp.*	6	290
Quad/Graphics, Inc.	15	289
Prothena Corporation plc*	13	288
K12, Inc.*	18	287
Affymetrix, Inc.*	36	287
Merit Medical Systems, Inc.*	24	285
Cambrex Corp.*	15	280
LDR Holding Corp.*	9	280
Accuray, Inc.*	38	276
Ophthotech Corp.*	7	273
Healthways, Inc.*	17	272
Acceleron Pharma, Inc.*	9	272
American Public Education, Inc.*	10	270
Gentiva Health Services, Inc.*	16	268
Monster Worldwide, Inc.*	48	264
KYTHERA Biopharmaceuticals, Inc.*	8	262
Accelerate Diagnostics, Inc.*	12	258
Orexigen Therapeutics, Inc.*	60	256
Volcano Corp.*	24	255
Genomic Health, Inc.*	9	255
Cynosure, Inc. — Class A*	12	252
Tootsie Roll Industries, Inc.	9	252
TherapeuticsMD, Inc.*	54	251
US Physical Therapy, Inc.	7	248
Inter Parfums, Inc.	9	248
Vascular Solutions, Inc.*	10	247
Karyopharm Therapeutics, Inc.*	7	245
Albany Molecular Research, Inc.*	11	243
Tetraphase Pharmaceuticals, Inc.*	12	239
Triple-S Management Corp. — Class B*	12	239
Kelly Services, Inc. — Class A	15	235
Elizabeth Arden, Inc.*	14	234
Weis Markets, Inc.	6	234
MacroGenics, Inc.*	11	230
BioScrip, Inc.*	33	228
Ultragenyx Pharmaceutical, Inc.*	4	226
OraSure Technologies, Inc.*	31	224
TeleTech Holdings, Inc.*	9	221
Forrester Research, Inc.	6	221
Array BioPharma, Inc.*	61	218
Global Cash Access Holdings, Inc.*	32	216
NutriSystem, Inc.	14	215
NewLink Genetics Corp.*	10	214
Invacare Corp.	18	213
Viad Corp.	10	207
CorVel Corp.*	6	204
Omeros Corp.*	16	204
Rockwell Medical, Inc.*	22	201
MoneyGram International, Inc.*	16	201
Enanta Pharmaceuticals, Inc.*	5	198
Great Lakes Dredge & Dock Corp.*	32	198
Progenics Pharmaceuticals, Inc.*	38	197
Medifast, Inc.*	6	197
Tejon Ranch Co.*	7	196
AtriCure, Inc.*	13	191
STAAR Surgical Co.*	18	191
Revlon, Inc. — Class A*	6	190
Relypsa, Inc.*	9	190
Universal American Corp.*	23	185
Heidrick & Struggles International, Inc.	9	185
Organovo Holdings, Inc.*	29	185
Symmetry Medical, Inc.*	18	182

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Consumer, Non-cyclical - 6.1% (continued)
CBIZ, Inc.*	23	$181
TriNet Group, Inc.*	7	180
GenMark Diagnostics, Inc.*	20	179
SciClone Pharmaceuticals, Inc.*	26	179
Dynavax Technologies Corp.*	125	179
CRA International, Inc.*	7	178
VIVUS, Inc.*	46	178
Hyperion Therapeutics, Inc.*	7	177
CTI BioPharma Corp.*	72	174
Senomyx, Inc.*	21	172
Sunesis Pharmaceuticals, Inc.*	24	171
Central Garden and Pet Co. — Class A*	21	169
XOMA Corp.*	40	168
IGI Laboratories, Inc.*	18	167
Vanda Pharmaceuticals, Inc.*	16	166
Landauer, Inc.	5	165
AngioDynamics, Inc.*	12	165
Sequenom, Inc.*	55	163
Epizyme, Inc.*	6	163
Career Education Corp.*	32	163
LHC Group, Inc.*	7	162
Geron Corp.*	81	162
ARC Document Solutions, Inc.*	20	162
Cerus Corp.*	40	160
Surgical Care Affiliates, Inc.*	6	161
Ennis, Inc.	12	158
Pacific Biosciences of California, Inc.*	32	157
Phibro Animal Health Corp. — Class A	7	157
Immunomedics, Inc.*	42	156
National Beverage Corp.*	8	156
Carriage Services, Inc. — Class A	9	156
Insys Therapeutics, Inc.*	4	155
Lexicon Pharmaceuticals, Inc.*	109	154
SP Plus Corp.*	8	152
XenoPort, Inc.*	28	151
Coca-Cola Bottling Company Consolidated	2	149
RTI Surgical, Inc.*	31	148
CryoLife, Inc.	15	148
Chefs' Warehouse, Inc.*	9	146
Cempra, Inc.*	13	142
Exelixis, Inc.*	93	142
Ingles Markets, Inc. — Class A	6	142
Synergy Pharmaceuticals, Inc.*	51	142
Cross Country Healthcare, Inc.*	15	139
Supernus Pharmaceuticals, Inc.*	16	139
TG Therapeutics, Inc.*	13	139
Pernix Therapeutics Holdings, Inc.*	18	138
Foundation Medicine, Inc.*	7	133
Galena Biopharma, Inc.*	63	130
John B Sanfilippo & Son, Inc.	4	129
Performant Financial Corp.*	16	129
Unilife Corp.*	56	129
Auspex Pharmaceuticals, Inc.*	5	128
SurModics, Inc.*	7	127
Omega Protein Corp.*	10	125
Aerie Pharmaceuticals, Inc.*	6	124
Intra-Cellular Therapies, Inc.*	9	123
Endocyte, Inc.*	20	122
CSS Industries, Inc.	5	121
Aratana Therapeutics, Inc.*	12	120
Barrett Business Services, Inc.	3	118
Limoneira Co.	5	118
ZS Pharma, Inc.*	3	118
Franklin Covey Co.*	6	118
OvaScience, Inc.*	7	116
Farmer Bros Co.*	4	116
Seneca Foods Corp. — Class A*	4	114
Peregrine Pharmaceuticals, Inc.*	84	114
Durata Therapeutics, Inc.*	9	114
Kite Pharma, Inc.*	4	114
OncoMed Pharmaceuticals, Inc.*	6	114
Antares Pharma, Inc.*	62	113
ZIOPHARM Oncology, Inc.*	42	111
Electro Rent Corp.	8	110
POZEN, Inc.	15	110
Dendreon Corp.*	76	109
Repros Therapeutics, Inc.*	11	109
Almost Family, Inc.*	4	109
Synta Pharmaceuticals Corp.*	36	108
Heron Therapeutics, Inc.*	13	108
Neuralstem, Inc.*	33	108
Pendrell Corp.*	80	107
ServiceSource International, Inc.*	33	107
Five Prime Therapeutics, Inc.*	9	106
SFX Entertainment, Inc.*	21	105
Inventure Foods, Inc.*	8	104
Avalanche Biotechnologies, Inc.*	3	103
CDI Corp.	7	102
Osiris Therapeutics, Inc.*	8	101
Agenus, Inc.*	32	100
RadNet, Inc.*	15	99
Paylocity Holding Corp.*	5	98
Revance Therapeutics, Inc.*	5	97
Otonomy, Inc.*	4	96
Navidea Biopharmaceuticals, Inc.*	72	95
Alliance One International, Inc.*	48	95
Sage Therapeutics, Inc.*	3	95
Universal Technical Institute, Inc.	10	94
Rigel Pharmaceuticals, Inc.*	48	93
Derma Sciences, Inc.*	11	92
Oxford Immunotec Global plc*	6	92
Exactech, Inc.*	4	92
HealthEquity, Inc.*	5	92
Five Star Quality Care, Inc.*	24	90

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Consumer, Non-cyclical - 6.1% (continued)
Threshold Pharmaceuticals, Inc.*	25	$90
Retrophin, Inc.*	10	90
Bridgepoint Education, Inc.*	8	89
Nature's Sunshine Products, Inc.	6	89
Akebia Therapeutics, Inc.*	4	89
PRGX Global, Inc.*	15	88
Enzo Biochem, Inc.*	17	88
Craft Brew Alliance, Inc.*	6	86
Skilled Healthcare Group, Inc. — Class A*	13	86
Northwest Biotherapeutics, Inc.*	17	86
Verastem, Inc.*	10	85
ANI Pharmaceuticals, Inc.*	3	85
Radius Health, Inc.*	4	84
Nutraceutical International Corp.*	4	84
Hackett Group, Inc.	14	83
Potbelly Corp.*	7	82
BioTelemetry, Inc.*	12	81
BioTime, Inc.*	25	79
Corcept Therapeutics, Inc.*	29	78
Zogenix, Inc.*	67	77
AcelRx Pharmaceuticals, Inc.*	14	77
Alico, Inc.	2	76
Versartis, Inc.*	4	76
Oncothyreon, Inc.*	39	75
Merge Healthcare, Inc.*	34	75
Stemline Therapeutics, Inc.*	6	75
Adeptus Health, Inc. — Class A*	3	75
Xencor, Inc.*	8	74
Ohr Pharmaceutical, Inc.*	10	73
Bio-Path Holdings, Inc.*	36	72
K2M Group Holdings, Inc.*	5	72
Tree.com, Inc.*	2	72
Ampio Pharmaceuticals, Inc.*	20	71
Alimera Sciences, Inc.*	13	70
Pain Therapeutics, Inc.*	18	70
Mirati Therapeutics, Inc.*	4	70
Village Super Market, Inc. — Class A	3	68
Alliance HealthCare Services, Inc.*	3	68
ChemoCentryx, Inc.*	15	68
Tandem Diabetes Care, Inc.*	5	67
Actinium Pharmaceuticals, Inc.*	10	67
Cenveo, Inc.*	27	67
Idera Pharmaceuticals, Inc.*	29	66
NeoStem, Inc.*	12	66
CytRx Corp.*	26	66
Collectors Universe, Inc.	3	66
NanoViricides, Inc.*	22	66
NanoString Technologies, Inc.*	6	66
Natural Grocers by Vitamin Cottage, Inc.*	4	65
National Research Corp. — Class A*	5	65
Hill International, Inc.*	16	64
Inogen, Inc.*	3	62
Regulus Therapeutics, Inc.*	9	61
Vital Therapies, Inc.*	3	61
TransEnterix, Inc.*	14	61
Cytokinetics, Inc.*	17	60
Zafgen, Inc.*	3	59
Addus HomeCare Corp.*	3	59
Sucampo Pharmaceuticals, Inc. — Class A*	9	59
Amphastar Pharmaceuticals, Inc.*	5	58
TriVascular Technologies, Inc.*	4	58
Information Services Group, Inc.*	15	57
Applied Genetic Technologies Corp.*	3	56
Kindred Biosciences, Inc.*	6	56
Galectin Therapeutics, Inc.*	11	55
Flexion Therapeutics, Inc.*	3	55
T2 Biosystems, Inc.*	3	54
Liberator Medical Holdings, Inc.	17	53
Immune Design Corp.*	3	53
Alder Biopharmaceuticals, Inc.*	4	51
22nd Century Group, Inc.*	20	50
Esperion Therapeutics, Inc.*	2	49
Utah Medical Products, Inc.	1	49
ITT Educational Services, Inc.*	11	47
Intersect ENT, Inc.*	3	47
Ocular Therapeutix, Inc.*	3	45
Female Health Co.	12	42
Lifeway Foods, Inc.*	3	42
Synutra International, Inc.*	9	41
PhotoMedex, Inc.*	6	37
Achaogen, Inc.*	4	36
BioSpecifics Technologies Corp.*	1	35
Cellular Dynamics International, Inc.*	5	35
Fairway Group Holdings Corp.*	9	34
Cara Therapeutics, Inc.*	4	34
Eleven Biotherapeutics, Inc.*	3	33
Liberty Tax, Inc.*	1	32
Roka Bioscience, Inc.*	3	30
Veracyte, Inc.*	3	29
Ardelyx, Inc.*	2	28
Loxo Oncology, Inc.*	2	26
Dicerna Pharmaceuticals, Inc.*	2	25
Care.com, Inc.*	3	24
Cytori Therapeutics, Inc.*	32	22
Marrone Bio Innovations, Inc.*	8	21
Adamas Pharmaceuticals, Inc.*	1	19
Genocea Biosciences, Inc.*	2	18
Corporate Resource Services, Inc.*	10	15
Education Management Corp.*	10	11

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Consumer, Non-cyclical - 6.1% (continued)
Regado Biosciences, Inc.*	7	$8
Egalet Corp.*	1	6
Total Consumer, Non-cyclical		166,448
Industrial - 4.1%
Teledyne Technologies, Inc.*	21	1,974
Graphic Packaging Holding Co.*	157	1,951
Woodward, Inc.	36	1,713
HEICO Corp.	36	1,681
Esterline Technologies Corp.*	15	1,669
Cognex Corp.*	41	1,651
Curtiss-Wright Corp.	25	1,648
Moog, Inc. — Class A*	24	1,642
Darling Ingredients, Inc.*	85	1,557
EnerSys	26	1,525
CLARCOR, Inc.	24	1,514
FEI Co.	20	1,508
EMCOR Group, Inc.	36	1,439
Belden, Inc.	21	1,344
Generac Holdings, Inc.*	32	1,297
Actuant Corp. — Class A	39	1,190
Berry Plastics Group, Inc.*	46	1,161
Bristow Group, Inc.	17	1,141
Rexnord Corp.*	40	1,138
MasTec, Inc.*	36	1,102
Hillenbrand, Inc.	34	1,049
Applied Industrial Technologies, Inc.	23	1,050
Chart Industries, Inc.*	17	1,039
Littelfuse, Inc.	12	1,022
Worthington Industries, Inc.	26	968
Greenbrier Companies, Inc.	13	954
XPO Logistics, Inc.*	25	942
Sanmina Corp.*	45	939
Polypore International, Inc.*	24	934
Louisiana-Pacific Corp.*	68	924
Swift Transportation Co. — Class A*	44	924
Barnes Group, Inc.	30	911
Tetra Tech, Inc.	36	899
Masonite International Corp.*	16	886
Mueller Industries, Inc.	31	885
Harsco Corp.	41	878
Orbital Sciences Corp.*	31	862
Proto Labs, Inc.*	12	828
Watts Water Technologies, Inc. — Class A	14	816
Knight Transportation, Inc.	29	794
TAL International Group, Inc.	19	784
Methode Electronics, Inc.	21	774
InvenSense, Inc. — Class A*	39	769
Franklin Electric Company, Inc.	22	764
Itron, Inc.*	19	746
Coherent, Inc.*	12	736
Hub Group, Inc. — Class A*	18	730
Universal Display Corp.*	22	718
OSI Systems, Inc.*	11	698
Heartland Express, Inc.	29	695
MSA Safety, Inc.	14	692
Scorpio Tankers, Inc.	83	690
RBC Bearings, Inc.	12	680
Forward Air Corp.	15	672
Simpson Manufacturing Company, Inc.	23	671
Granite Construction, Inc.	21	668
EnPro Industries, Inc.*	11	666
Mueller Water Products, Inc. — Class A	76	629
Tennant Co.	9	604
Matson, Inc.	24	601
Measurement Specialties, Inc.*	7	599
Plexus Corp.*	16	591
Benchmark Electronics, Inc.*	26	577
Apogee Enterprises, Inc.	14	557
Drew Industries, Inc.	13	549
Rogers Corp.*	10	548
Saia, Inc.*	11	545
AZZ, Inc.	13	543
Calgon Carbon Corp.*	28	543
Boise Cascade Co.*	18	542
CIRCOR International, Inc.	8	539
Werner Enterprises, Inc.	21	529
Tutor Perini Corp.*	20	528
Lindsay Corp.	7	523
ArcBest Corp.	14	522
ESCO Technologies, Inc.	15	522
Trex Company, Inc.*	15	519
Brady Corp. — Class A	23	516
DXP Enterprises, Inc.*	7	516
Cubic Corp.	11	515
TriMas Corp.*	21	511
Kaman Corp.	13	511
Albany International Corp. — Class A	15	511
GasLog Ltd.	23	506
Exponent, Inc.	7	496
Dycom Industries, Inc.*	16	491
Ship Finance International Ltd.	29	491
Sturm Ruger & Company, Inc.	10	487
GenCorp, Inc.*	30	479
UTI Worldwide, Inc.*	45	478
Universal Forest Products, Inc.	11	470
Briggs & Stratton Corp.	26	469
US Ecology, Inc.	10	468
Aegion Corp. — Class A*	21	467
Taser International, Inc.*	30	463
AAR Corp.	19	459
FARO Technologies, Inc.*	9	457
Headwaters, Inc.*	36	451
Sun Hydraulics Corp.	12	451
Standex International Corp.	6	445
Altra Industrial Motion Corp.	15	437
Advanced Energy Industries, Inc.*	23	432
Atlas Air Worldwide Holdings, Inc.*	13	429
Astronics Corp.*	9	429
Raven Industries, Inc.	17	415
Blount International, Inc.*	27	409

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Industrial - 4.1% (continued)
Federal Signal Corp.	30	$397
John Bean Technologies Corp.	14	394
LSB Industries, Inc.*	11	393
AAON, Inc.	23	391
Newport Corp.*	22	390
Quanex Building Products Corp.	21	380
Textainer Group Holdings Ltd.	12	373
Scorpio Bulkers, Inc.*	64	372
Encore Wire Corp.	10	371
American Railcar Industries, Inc.	5	370
Nordic American Tankers Ltd.	46	366
Koppers Holdings, Inc.	11	365
Astec Industries, Inc.	10	365
Badger Meter, Inc.	7	353
General Cable Corp.	23	347
Rofin-Sinar Technologies, Inc.*	15	346
YRC Worldwide, Inc.*	17	345
RTI International Metals, Inc.*	14	345
LB Foster Co. — Class A	7	322
Fluidigm Corp.*	13	319
II-VI, Inc.*	26	306
Nortek, Inc.*	4	298
Roadrunner Transportation Systems, Inc.*	13	296
GrafTech International Ltd.*	64	293
PHI, Inc.*	7	288
Hyster-Yale Materials Handling, Inc.	4	286
Checkpoint Systems, Inc.*	23	281
Haynes International, Inc.	6	276
Smith & Wesson Holding Corp.*	29	274
Aerovironment, Inc.*	9	271
Gorman-Rupp Co.	9	270
Myers Industries, Inc.	15	265
Park Electrochemical Corp.	11	260
Echo Global Logistics, Inc.*	11	259
Tredegar Corp.	14	258
Advanced Emissions Solutions, Inc.*	12	255
NCI Building Systems, Inc.*	13	252
Griffon Corp.	22	251
Fabrinet*	17	248
Comfort Systems USA, Inc.	18	244
PGT, Inc.*	26	242
MYR Group, Inc.*	10	241
NN, Inc.	9	240
CTS Corp.	15	238
Argan, Inc.	7	234
GP Strategies Corp.*	8	230
Navios Maritime Holdings, Inc.	38	228
American Science & Engineering, Inc.	4	222
Columbus McKinnon Corp.	10	220
Era Group, Inc.*	10	218
Lydall, Inc.*	8	216
US Concrete, Inc.*	8	209
Insteel Industries, Inc.	10	206
Gibraltar Industries, Inc.*	15	205
Powell Industries, Inc.	5	204
DHT Holdings, Inc.	33	203
Marten Transport Ltd.	11	196
GSI Group, Inc.*	17	195
Kadant, Inc.	5	195
Celadon Group, Inc.	10	195
Quality Distribution, Inc.*	15	192
Park-Ohio Holdings Corp.	4	191
Air Transport Services Group, Inc.*	25	182
TTM Technologies, Inc.*	26	177
Stock Building Supply Holdings, Inc.*	11	173
Sparton Corp.*	7	173
Northwest Pipe Co.*	5	171
Patrick Industries, Inc.*	4	169
Stoneridge, Inc.*	15	169
Capstone Turbine Corp.*	157	168
Advanced Drainage Systems, Inc.*	8	168
FreightCar America, Inc.	5	167
Ducommun, Inc.*	6	164
Kratos Defense & Security Solutions, Inc.*	25	164
Alamo Group, Inc.	4	164
Mistras Group, Inc.*	8	163
Nordic American Offshore Ltd.	9	159
CAI International, Inc.*	8	155
Global Brass & Copper Holdings, Inc.	10	147
Power Solutions International, Inc.*	2	138
Twin Disc, Inc.	5	135
Global Power Equipment Group, Inc.	9	134
CECO Environmental Corp.	10	134
Dynamic Materials Corp.	7	133
Knightsbridge Tankers Ltd.	15	133
Ply Gem Holdings, Inc.*	12	130
Orion Marine Group, Inc.*	13	130
NVE Corp.*	2	129
Furmanite Corp.*	19	128
Teekay Tankers Ltd. — Class A	34	127
Safe Bulkers, Inc.	19	127
National Presto Industries, Inc.	2	121
Mesa Laboratories, Inc.	2	116
Graham Corp.	4	115
PowerSecure International, Inc.*	12	115
Builders FirstSource, Inc.*	21	114
Hurco Companies, Inc.	3	113
Applied Optoelectronics, Inc.*	7	113
M/A-COM Technology Solutions Holdings, Inc.*	5	109
Navios Maritime Acquisition Corp.	40	108
Layne Christensen Co.*	11	107

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Industrial - 4.1% (continued)
ExOne Co.*	5	$104
Nuverra Environmental Solutions, Inc.*	7	104
KEMET Corp.*	25	103
Patriot Transportation Holding, Inc.*	3	102
Ampco-Pittsburgh Corp.	5	100
Baltic Trading Ltd.	24	99
Bel Fuse, Inc. — Class B	4	99
Ardmore Shipping Corp.	9	98
Trinseo S.A.*	6	94
Chase Corp.	3	93
Vishay Precision Group, Inc.*	6	90
Continental Building Products, Inc.*	6	88
AM Castle & Co.*	10	86
Vicor Corp.*	9	85
CHC Group Ltd.*	15	84
Olympic Steel, Inc.	4	82
Electro Scientific Industries, Inc.	12	81
CUI Global, Inc.*	11	80
Manitex International, Inc.*	7	79
Control4 Corp.*	6	78
LMI Aerospace, Inc.*	6	77
AEP Industries, Inc.*	2	76
Intevac, Inc.*	11	73
Universal Truckload Services, Inc.	3	73
International Shipholding Corp.	4	72
Casella Waste Systems, Inc. — Class A*	18	69
Energy Recovery, Inc.*	19	67
UFP Technologies, Inc.*	3	66
Sterling Construction Company, Inc.*	8	61
LSI Industries, Inc.	10	61
Heritage-Crystal Clean, Inc.*	4	59
Dorian LPG Ltd.*	3	53
General Finance Corp.*	6	53
USA Truck, Inc.*	3	53
Handy & Harman Ltd.*	2	53
VSE Corp.	1	49
Astronics Corp. — Class B*	1	48
Viasystems Group, Inc.*	3	47
Imprivata, Inc.*	3	47
Frontline Ltd.*	34	43
Erickson, Inc.*	3	39
Omega Flex, Inc.	2	39
Ultrapetrol Bahamas Ltd.*	12	37
Multi-Fineline Electronix, Inc.*	4	37
PAM Transportation Services, Inc.*	1	36
ARC Group Worldwide, Inc.*	2	31
TCP International Holdings Ltd.*	4	30
Aspen Aerogels, Inc.*	3	30
SIFCO Industries, Inc.	1	30
Revolution Lighting Technologies, Inc.*	17	29
Turtle Beach Corp.*	3	23
NL Industries, Inc.	3	22
Quest Resource Holding Corp.*	7	12
Total Industrial		111,692
Consumer, Cyclical - 3.9%
Brunswick Corp.	50	2,107
Tenneco, Inc.*	33	1,727
Vail Resorts, Inc.	17	1,474
Dana Holding Corp.	76	1,457
Jack in the Box, Inc.	21	1,431
Wolverine World Wide, Inc.	56	1,404
American Eagle Outfitters, Inc.	94	1,366
Casey's General Stores, Inc.	19	1,362
Office Depot, Inc.*	256	1,316
JetBlue Airways Corp.*	119	1,263
Pool Corp.	23	1,240
Cheesecake Factory, Inc.	27	1,228
Men's Wearhouse, Inc.	26	1,228
Buffalo Wild Wings, Inc.*	9	1,207
Watsco, Inc.	14	1,207
Restoration Hardware Holdings, Inc.*	15	1,193
Life Time Fitness, Inc.*	22	1,110
HSN, Inc.	18	1,105
Asbury Automotive Group, Inc.*	17	1,095
Owens & Minor, Inc.	33	1,080
ANN, Inc.*	26	1,069
MWI Veterinary Supply, Inc.*	7	1,039
Cracker Barrel Old Country Store, Inc.	10	1,031
Texas Roadhouse, Inc. — Class A	37	1,030
TRI Pointe Homes, Inc.*	79	1,021
Marriott Vacations Worldwide Corp.	16	1,015
Skechers U.S.A., Inc. — Class A*	19	1,013
Cooper Tire & Rubber Co.	35	1,005
Steven Madden Ltd.*	31	999
Five Below, Inc.*	25	990
Genesco, Inc.*	13	972
Group 1 Automotive, Inc.	13	945
Ryland Group, Inc.	26	863
Lumber Liquidators Holdings, Inc.*	15	861
Herman Miller, Inc.	28	836
Lithia Motors, Inc. — Class A	11	833
G-III Apparel Group Ltd.*	10	829
HNI Corp.	23	828
Iconix Brand Group, Inc.*	22	813
TiVo, Inc.*	63	806
Mobile Mini, Inc.	23	804
First Cash Financial Services, Inc.*	14	784
PriceSmart, Inc.	9	771
Allegiant Travel Co. — Class A	6	742
DineEquity, Inc.	9	734
Gentherm, Inc.*	17	718
Pinnacle Entertainment, Inc.*	28	703
Beacon Roofing Supply, Inc.*	27	688
KB Home	46	687

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Consumer, Cyclical - 3.9% (continued)
Express, Inc.*	44	$687
Churchill Downs, Inc.	7	682
Buckle, Inc.	15	681
Steelcase, Inc. — Class A	42	680
Bloomin' Brands, Inc.*	37	679
United Stationers, Inc.	18	676
UniFirst Corp.	7	676
Meritage Homes Corp.*	19	675
Guess?, Inc.	30	659
Cash America International, Inc.	15	657
Finish Line, Inc. — Class A	26	651
Fiesta Restaurant Group, Inc.*	13	646
Select Comfort Corp.*	30	627
Vitamin Shoppe, Inc.*	14	621
American Axle & Manufacturing Holdings, Inc.*	37	620
G&K Services, Inc. — Class A	11	609
Papa John's International, Inc.	15	600
Meritor, Inc.*	54	586
Core-Mark Holding Company, Inc.	11	583
Sonic Corp.	26	581
Multimedia Games Holding Company, Inc.*	16	576
Columbia Sportswear Co.	16	572
Children's Place, Inc.	12	572
Brown Shoe Company, Inc.	21	570
Rush Enterprises, Inc. — Class A*	17	569
Dorman Products, Inc.*	14	562
Belmond Ltd. — Class A*	48	559
Burlington Stores, Inc.*	14	558
Hibbett Sports, Inc.*	13	554
Pier 1 Imports, Inc.	46	547
Sonic Automotive, Inc. — Class A	22	539
Krispy Kreme Doughnuts, Inc.*	31	532
Crocs, Inc.*	42	528
Popeyes Louisiana Kitchen, Inc.*	13	527
Bob Evans Farms, Inc.	11	521
Standard Pacific Corp.*	69	517
Interface, Inc. — Class A	32	516
La-Z-Boy, Inc.	26	515
Red Robin Gourmet Burgers, Inc.*	9	512
Wesco Aircraft Holdings, Inc.*	29	505
Oxford Industries, Inc.	8	488
ScanSource, Inc.*	14	484
National CineMedia, Inc.	33	479
International Speedway Corp. — Class A	15	475
Knoll, Inc.	27	467
iRobot Corp.*	15	457
MDC Holdings, Inc.	18	456
Cato Corp. — Class A	13	448
Tuesday Morning Corp.*	23	446
Wabash National Corp.*	33	440
Cooper-Standard Holding, Inc.*	7	437
Diamond Resorts International, Inc.*	19	433
Rentrak Corp.*	7	427
Penn National Gaming, Inc.*	38	426
Mattress Firm Holding Corp.*	7	420
Interval Leisure Group, Inc.	22	419
La Quinta Holdings, Inc.*	22	418
BJ's Restaurants, Inc.*	11	396
Universal Electronics, Inc.*	8	395
Barnes & Noble, Inc.*	20	395
Conn's, Inc.*	13	393
Boyd Gaming Corp.*	37	375
Standard Motor Products, Inc.	10	344
Carmike Cinemas, Inc.*	11	341
Cavco Industries, Inc.*	5	340
Biglari Holdings, Inc.*	1	340
Regis Corp.	21	335
Winnebago Industries, Inc.*	15	327
Francesca's Holdings Corp.*	23	320
Libbey, Inc.*	12	315
Modine Manufacturing Co.*	26	309
Caesars Entertainment Corp.*	24	302
Steiner Leisure Ltd.*	8	301
Republic Airways Holdings, Inc.*	27	300
Hawaiian Holdings, Inc.*	22	296
Denny's Corp.*	41	288
Chuy's Holdings, Inc.*	9	283
Zumiez, Inc.*	10	281
Fred's, Inc. — Class A	20	280
EZCORP, Inc. — Class A*	28	277
Tower International, Inc.*	11	277
Callaway Golf Co.	38	275
Stage Stores, Inc.	16	273
Ethan Allen Interiors, Inc.	12	274
Scientific Games Corp. — Class A*	25	269
Movado Group, Inc.	8	264
Titan International, Inc.	22	260
American Woodmark Corp.*	7	258
Kimball International, Inc. — Class B	17	256
Beazer Homes USA, Inc.*	15	252
Pep Boys-Manny Moe & Jack*	28	249
Haverty Furniture Companies, Inc.	11	240
Federal-Mogul Holdings Corp.*	16	238
MarineMax, Inc.*	14	236
Hovnanian Enterprises, Inc. — Class A*	64	235
Douglas Dynamics, Inc.	12	234
Daktronics, Inc.	19	234
AMC Entertainment Holdings, Inc. — Class A	10	230
Del Frisco's Restaurant Group, Inc.*	12	230
Pantry, Inc.*	11	223

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Consumer, Cyclical - 3.9% (continued)
M/I Homes, Inc.*	11	$218
SkyWest, Inc.	28	218
LeapFrog Enterprises, Inc. — Class A*	36	216
Superior Industries International, Inc.	12	210
Arctic Cat, Inc.	6	209
Unifi, Inc.*	8	207
Vera Bradley, Inc.*	10	207
DTS, Inc.*	8	202
William Lyon Homes — Class A*	9	199
Ruth's Hospitality Group, Inc.	18	199
ClubCorp Holdings, Inc.	10	198
Motorcar Parts of America, Inc.*	7	190
Ruby Tuesday, Inc.*	31	183
Nautilus, Inc.*	15	179
Citi Trends, Inc.*	8	177
Container Store Group, Inc.*	8	174
Christopher & Banks Corp.*	17	168
Remy International, Inc.	8	164
Eros International plc*	11	161
America's Car-Mart, Inc.*	4	158
Vince Holding Corp.*	5	151
Stein Mart, Inc.	13	150
Winmark Corp.	2	147
El Pollo Loco Holdings, Inc.*	4	144
Bravo Brio Restaurant Group, Inc.*	11	143
Shoe Carnival, Inc.	8	142
Marcus Corp.	9	142
PetMed Express, Inc.	10	136
Aeropostale, Inc.*	40	132
Kirkland's, Inc.*	8	129
LGI Homes, Inc.*	7	129
Quiksilver, Inc.*	72	124
Perry Ellis International, Inc.*	6	122
Carrols Restaurant Group, Inc.*	17	121
Tile Shop Holdings, Inc.*	13	120
Miller Industries, Inc.	7	118
Titan Machinery, Inc.*	9	117
Noodles & Co.*	6	115
Jamba, Inc.*	8	114
Morgans Hotel Group Co.*	14	113
Sequential Brands Group, Inc.*	9	113
WCI Communities, Inc.*	6	111
Destination Maternity Corp.	7	108
Houston Wire & Cable Co.	9	108
PC Connection, Inc.	5	107
Speedway Motorsports, Inc.	6	102
VOXX International Corp. — Class A*	11	102
Einstein Noah Restaurant Group, Inc.	5	101
Weyco Group, Inc.	4	100
NACCO Industries, Inc. — Class A	2	99
Big 5 Sporting Goods Corp.	10	94
Zoe's Kitchen, Inc.*	3	92
Lifetime Brands, Inc.	6	92
Black Diamond, Inc.*	12	91
AV Homes, Inc.*	6	88
Skullcandy, Inc.*	11	86
Reading International, Inc. — Class A*	10	84
Strattec Security Corp.	1	81
West Marine, Inc.*	9	81
Commercial Vehicle Group, Inc.*	13	80
Destination XL Group, Inc.*	17	80
Fuel Systems Solutions, Inc.*	9	80
Build-A-Bear Workshop, Inc. — Class A*	6	78
Johnson Outdoors, Inc. — Class A	3	78
Fox Factory Holding Corp.*	5	78
Sears Hometown and Outlet Stores, Inc.*	5	78
Isle of Capri Casinos, Inc.*	10	75
Systemax, Inc.*	6	75
Spartan Motors, Inc.	16	75
Malibu Boats, Inc. — Class A*	4	74
Culp, Inc.	4	73
Accuride Corp.*	19	72
Dixie Group, Inc.*	8	69
Intrawest Resorts Holdings, Inc.*	7	68
Nathan's Famous, Inc.*	1	68
New Home Company, Inc.*	5	68
Flexsteel Industries, Inc.	2	67
JAKKS Pacific, Inc.*	9	64
Norcraft Companies, Inc.*	4	64
Speed Commerce, Inc.*	23	63
Escalade, Inc.	5	60
Monarch Casino & Resort, Inc.*	5	60
Gaiam, Inc. — Class A*	8	59
Bon-Ton Stores, Inc.	7	59
Roundy's, Inc.	19	57
Installed Building Products, Inc.*	4	56
Famous Dave's of America, Inc.*	2	54
UCP, Inc. — Class A*	4	48
Marine Products Corp.	6	47
Empire Resorts, Inc.*	7	47
Tilly's, Inc. — Class A*	6	45
Pacific Sunwear of California, Inc.*	24	43
New York & Company, Inc.*	14	42
bebe stores, Inc.	17	39
Century Communities, Inc.*	2	35
Sportsman's Warehouse Holdings, Inc.*	5	34
hhgregg, Inc.*	5	32
Papa Murphy's Holdings, Inc.*	3	31
Ignite Restaurant Group, Inc.*	4	24
Total Consumer, Cyclical		106,601
Technology - 3.1%
Ultimate Software Group, Inc.*	16	2,264

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Technology - 3.1% (continued)
Verint Systems, Inc.*	31	$1,723
Aspen Technology, Inc.*	44	1,660
Tyler Technologies, Inc.*	18	1,592
TriQuint Semiconductor, Inc.*	82	1,563
Guidewire Software, Inc.*	32	1,419
SS&C Technologies Holdings, Inc.*	32	1,404
Manhattan Associates, Inc.*	42	1,403
International Rectifier Corp.*	34	1,335
Cavium, Inc.*	26	1,293
Synaptics, Inc.*	17	1,244
Qlik Technologies, Inc.*	46	1,244
Microsemi Corp.*	46	1,169
CommVault Systems, Inc.*	23	1,159
Medidata Solutions, Inc.*	26	1,152
j2 Global, Inc.	23	1,134
Compuware Corp.	106	1,124
ACI Worldwide, Inc.*	59	1,107
Dealertrack Technologies, Inc.*	25	1,085
Mentor Graphics Corp.	52	1,066
Integrated Device Technology, Inc.*	64	1,020
Cornerstone OnDemand, Inc.*	29	998
Fair Isaac Corp.	18	992
Semtech Corp.*	36	977
Electronics for Imaging, Inc.*	22	972
MKS Instruments, Inc.	29	968
Monolithic Power Systems, Inc.	21	925
Take-Two Interactive Software, Inc.*	40	923
Fairchild Semiconductor International, Inc. — Class A*	59	916
SYNNEX Corp.	14	905
Silicon Laboratories, Inc.*	22	894
Science Applications International Corp.	20	885
Advent Software, Inc.	28	884
Intersil Corp. — Class A	61	867
Blackbaud, Inc.	22	864
NetScout Systems, Inc.*	18	824
OmniVision Technologies, Inc.*	31	820
CACI International, Inc. — Class A*	11	784
Synchronoss Technologies, Inc.*	17	778
Tessera Technologies, Inc.	29	771
Entegris, Inc.*	67	771
Power Integrations, Inc.	14	755
Spansion, Inc. — Class A*	33	752
GT Advanced Technologies, Inc.*	69	747
EPAM Systems, Inc.*	17	744
Proofpoint, Inc.*	20	743
Cypress Semiconductor Corp.	75	741
iGATE Corp.*	20	734
Rambus, Inc.*	58	724
Envestnet, Inc.*	16	720
Demandware, Inc.*	14	713
Veeco Instruments, Inc.*	20	699
Ambarella, Inc.*	16	699
Acxiom Corp.*	42	695
Progress Software Corp.*	28	669
Unisys Corp.*	28	655
MicroStrategy, Inc. — Class A*	5	654
Cirrus Logic, Inc.*	30	626
PMC-Sierra, Inc.*	83	619
Syntel, Inc.*	7	616
Bottomline Technologies de, Inc.*	22	607
MedAssets, Inc.*	29	601
FleetMatics Group plc*	19	580
Cray, Inc.*	22	577
Super Micro Computer, Inc.*	19	559
MTS Systems Corp.	8	546
Monotype Imaging Holdings, Inc.	19	538
Insight Enterprises, Inc.*	22	498
Cabot Microelectronics Corp.*	12	497
Lattice Semiconductor Corp.*	65	488
Omnicell, Inc.*	17	465
Virtusa Corp.*	13	462
CSG Systems International, Inc.	17	447
Infoblox, Inc.*	30	443
QLogic Corp.*	48	440
Diodes, Inc.*	18	431
RealPage, Inc.*	24	372
Actua Corp.*	23	368
Pegasystems, Inc.	19	363
Sykes Enterprises, Inc.*	18	360
Amkor Technology, Inc.*	41	345
Ultratech, Inc.*	15	341
Brooks Automation, Inc.	32	336
Interactive Intelligence Group, Inc.*	8	334
Quality Systems, Inc.	24	331
AVG Technologies N.V.*	19	315
LivePerson, Inc.*	25	315
Callidus Software, Inc.*	25	301
Epiq Systems, Inc.	17	299
ManTech International Corp. — Class A	11	296
Qualys, Inc.*	11	292
Computer Programs & Systems, Inc.	5	287
Imperva, Inc.*	10	287
Engility Holdings, Inc.*	9	281
PROS Holdings, Inc.*	11	277
Photronics, Inc.*	34	274
Kofax Ltd.*	35	271
inContact, Inc.*	31	270
Digital River, Inc.*	18	261
Tangoe, Inc.*	19	257
Xcerra Corp.*	26	255
Cvent, Inc.*	10	254
Micrel, Inc.	21	253
Applied Micro Circuits Corp.*	36	252
Inphi Corp.*	17	244

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Technology - 3.1% (continued)
SciQuest, Inc.*	15	$226
Glu Mobile, Inc.*	42	217
Ebix, Inc.	15	213
Violin Memory, Inc.*	43	209
RealD, Inc.*	22	206
Emulex Corp.*	41	203
KEYW Holding Corp.*	18	199
Nanometrics, Inc.*	13	196
Integrated Silicon Solution, Inc.	14	192
Silicon Image, Inc.*	38	192
FormFactor, Inc.*	26	186
PDF Solutions, Inc.*	14	177
Mercury Systems, Inc.*	16	176
Eastman Kodak Co.*	8	176
Peregrine Semiconductor Corp.*	14	173
Exar Corp.*	19	170
Silver Spring Networks, Inc.*	17	164
Rudolph Technologies, Inc.*	18	163
Silicon Graphics International Corp.*	17	157
InnerWorkings, Inc.*	19	154
Luxoft Holding, Inc.*	4	149
Cohu, Inc.	12	144
Immersion Corp.*	16	137
Rally Software Development Corp.*	11	132
Maxwell Technologies, Inc.*	15	131
Entropic Communications, Inc.*	49	130
Nimble Storage, Inc.*	5	130
Ciber, Inc.*	37	127
Ultra Clean Holdings, Inc.*	14	125
Seachange International, Inc.*	18	124
Dot Hill Systems Corp.*	33	125
E2open, Inc.*	13	121
CEVA, Inc.*	9	121
Quantum Corp.*	104	121
Model N, Inc.*	12	118
Pericom Semiconductor Corp.*	12	117
Jive Software, Inc.*	20	117
IXYS Corp.	11	116
Axcelis Technologies, Inc.*	54	107
DSP Group, Inc.*	12	106
Datalink Corp.*	10	106
Agilysys, Inc.*	9	106
Kopin Corp.*	31	105
MaxLinear, Inc. — Class A*	15	103
Barracuda Networks, Inc.*	4	103
Digi International, Inc.*	13	98
Vitesse Semiconductor Corp.*	27	97
American Software, Inc. — Class A	11	97
Alpha & Omega Semiconductor Ltd.*	10	94
Castlight Health, Inc. — Class B*	7	91
Actuate Corp.*	23	90
Computer Task Group, Inc.	8	89
Sapiens International Corporation N.V.*	12	89
Vocera Communications, Inc.*	11	89
Carbonite, Inc.*	8	82
Rosetta Stone, Inc.*	10	81
QuickLogic Corp.*	26	78
OPOWER, Inc.*	4	75
Cascade Microtech, Inc.*	7	71
Amber Road, Inc.*	4	69
MobileIron, Inc.*	6	67
Varonis Systems, Inc.*	3	63
Mavenir Systems, Inc.*	5	63
2U, Inc.*	4	62
Digimarc Corp.	3	62
Guidance Software, Inc.*	9	61
Audience, Inc.*	8	59
Park City Group, Inc.*	6	59
Everyday Health, Inc.*	4	56
QAD, Inc. — Class A	3	56
Benefitfocus, Inc.*	2	54
Rubicon Technology, Inc.*	12	51
Paycom Software, Inc.*	3	50
A10 Networks, Inc.*	5	46
Globant SA*	3	42
Five9, Inc.*	6	39
Total Technology		85,003
Communications - 2.0%
Conversant, Inc.*	54	1,849
RF Micro Devices, Inc.*	137	1,582
Aruba Networks, Inc.*	59	1,273
Anixter International, Inc.	15	1,272
Time, Inc.*	53	1,242
ViaSat, Inc.*	20	1,102
Plantronics, Inc.	22	1,051
DigitalGlobe, Inc.*	36	1,026
Shutterfly, Inc.*	21	1,024
Houghton Mifflin Harcourt Co.*	52	1,011
Sapient Corp.*	63	882
Trulia, Inc.*	18	881
InterDigital, Inc.	22	876
Sinclair Broadcast Group, Inc. — Class A	33	861
Ciena Corp.*	50	836
Meredith Corp.	19	813
Polycom, Inc.*	66	810
Finisar Corp.*	47	782
NeuStar, Inc. — Class A*	31	770
WebMD Health Corp. — Class A*	18	753
New York Times Co. — Class A	66	740
Cogent Communications Holdings, Inc.	22	739
Nexstar Broadcasting Group, Inc. — Class A	17	687
NIC, Inc.	36	620
comScore, Inc.*	17	619
Infinera Corp.*	58	619
Ubiquiti Networks, Inc.	16	600
ADTRAN, Inc.	28	575
Shutterstock, Inc.*	8	571
West Corp.	19	560
Web.com Group, Inc.*	28	559

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Communications - 2.0% (continued)
LogMeIn, Inc.*	12	$553
Consolidated Communications Holdings, Inc.	22	551
NETGEAR, Inc.*	17	531
Gogo, Inc.*	31	523
Globalstar, Inc.*	137	501
Scholastic Corp.	15	485
MDC Partners, Inc. — Class A	23	441
Loral Space & Communications, Inc.*	6	431
Marketo, Inc.*	13	420
Ruckus Wireless, Inc.*	31	414
Sonus Networks, Inc.*	121	413
Constant Contact, Inc.*	15	407
Move, Inc.*	19	398
SPS Commerce, Inc.*	7	372
Iridium Communications, Inc.*	42	372
Lands' End, Inc.*	9	370
Bankrate, Inc.*	32	363
CalAmp Corp.*	20	352
Blucora, Inc.*	23	351
Cincinnati Bell, Inc.*	103	348
Media General, Inc. — Class A*	26	341
Premiere Global Services, Inc.*	26	311
Cumulus Media, Inc. — Class A*	77	311
FTD Companies, Inc.*	9	307
VASCO Data Security International, Inc.*	16	300
Harmonic, Inc.*	47	298
Shenandoah Telecommunications Co.	12	298
BroadSoft, Inc.*	14	294
RigNet, Inc.*	7	283
8x8, Inc.*	42	281
EW Scripps Co. — Class A*	17	277
Vonage Holdings Corp.*	84	276
Atlantic Tele-Network, Inc.	5	270
Comverse, Inc.*	12	268
HealthStream, Inc.*	11	264
Textura Corp.*	10	264
Comtech Telecommunications Corp.	7	260
Perficient, Inc.*	17	255
Extreme Networks, Inc.*	53	254
Chegg, Inc.*	40	250
Ixia*	27	247
Endurance International Group Holdings, Inc.*	15	244
RetailMeNot, Inc.*	15	242
Global Eagle Entertainment, Inc.*	21	236
New Media Investment Group, Inc.	14	233
Inteliquent, Inc.	18	224
Intelsat S.A.*	13	223
Stamps.com, Inc.*	7	222
Orbitz Worldwide, Inc.*	28	220
World Wrestling Entertainment, Inc. — Class A	16	220
Calix, Inc.*	23	220
Safeguard Scientifics, Inc.*	11	203
Bazaarvoice, Inc.*	27	200
ShoreTel, Inc.*	29	193
RingCentral, Inc. — Class A*	15	190
Gray Television, Inc.*	24	189
Black Box Corp.	8	187
General Communication, Inc. — Class A*	17	185
Daily Journal Corp.*	1	181
ChannelAdvisor Corp.*	11	180
Internap Network Services Corp.*	26	179
Liquidity Services, Inc.*	13	179
Intralinks Holdings, Inc.*	22	178
Journal Communications, Inc. — Class A*	21	177
Dice Holdings, Inc.*	21	176
Harte-Hanks, Inc.	27	172
Blue Nile, Inc.*	6	171
EarthLink Holdings Corp.	50	171
ePlus, Inc.*	3	168
Rocket Fuel, Inc.*	10	158
Hawaiian Telcom Holdco, Inc.*	6	154
Angie's List, Inc.*	24	153
Oplink Communications, Inc.	9	151
Wix.com Ltd.*	9	146
XO Group, Inc.*	13	146
Lionbridge Technologies, Inc.*	31	140
ORBCOMM, Inc.*	24	138
GrubHub, Inc.*	4	137
FairPoint Communications, Inc.*	9	137
Gigamon, Inc.*	13	136
Spok Holdings, Inc.	10	130
Lumos Networks Corp.	8	130
IDT Corp. — Class B	8	128
Enventis Corp.	7	127
Entravision Communications Corp. — Class A	31	123
VirnetX Holding Corp.*	20	120
Reis, Inc.	5	118
Marin Software, Inc.*	13	112
Zendesk, Inc.*	5	108
Preformed Line Products Co.	2	106
Procera Networks, Inc.*	11	105
ValueVision Media, Inc. — Class A*	20	103
McClatchy Co. — Class A*	30	101
1-800-Flowers.com, Inc. — Class A*	14	101
Brightcove, Inc.*	18	100
Unwired Planet, Inc.*	54	100
Entercom Communications Corp. — Class A*	12	96
Zix Corp.*	28	96

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Communications - 2.0% (continued)
Sizmek, Inc.*	12	$93
Boingo Wireless, Inc.*	13	93
magicJack VocalTec Ltd.*	9	89
Telenav, Inc.*	13	87
Tessco Technologies, Inc.	3	87
AH Belo Corp. — Class A	8	85
NTELOS Holdings Corp.	8	85
Lee Enterprises, Inc.*	25	85
Overstock.com, Inc.*	5	84
Q2 Holdings, Inc.*	6	84
Numerex Corp. — Class A*	8	84
RealNetworks, Inc.*	12	83
GTT Communications, Inc.*	7	83
KVH Industries, Inc.*	7	79
QuinStreet, Inc.*	19	79
TechTarget, Inc.*	9	77
Central European Media Enterprises Ltd. — Class A*	34	77
Dex Media, Inc.*	8	76
Clearfield, Inc.*	6	76
Millennial Media, Inc.*	41	76
Alliance Fiber Optic Products, Inc.	6	75
TeleCommunication Systems, Inc. — Class A*	26	73
TrueCar, Inc.*	4	72
Coupons.com, Inc.*	6	72
ModusLink Global Solutions, Inc.*	20	71
Oclaro, Inc.*	48	69
Saga Communications, Inc. — Class A	2	67
Marchex, Inc. — Class B	16	66
Limelight Networks, Inc.*	28	65
Townsquare Media, Inc.*	5	60
Martha Stewart Living Omnimedia, Inc. — Class A*	16	58
Cinedigm Corp. — Class A*	37	57
ParkerVision, Inc.*	47	54
Crown Media Holdings, Inc. — Class A*	16	51
Global Sources Ltd.*	7	47
Rubicon Project, Inc.*	4	47
Cyan, Inc.*	15	47
Travelzoo, Inc.*	3	47
Hemisphere Media Group, Inc.*	4	43
Aerohive Networks, Inc.*	5	40
YuMe, Inc.*	8	40
Tremor Video, Inc.*	17	40
Rightside Group Ltd.*	4	39
Salem Communications Corp. — Class A	5	38
Demand Media, Inc.*	4	35
Radio One, Inc. — Class D*	11	35
Vringo, Inc.*	35	33
Borderfree, Inc.*	2	26
ReachLocal, Inc.*	7	25
TubeMogul, Inc.*	2	23
Covisint Corp.*	4	17
Total Communications		54,447
Energy - 1.6%
SemGroup Corp. — Class A	24	1,954
Kodiak Oil & Gas Corp.*	127	1,724
Diamondback Energy, Inc.*	20	1,496
Rosetta Resources, Inc.*	31	1,381
Exterran Holdings, Inc.	28	1,241
Carrizo Oil & Gas, Inc.*	21	1,130
Helix Energy Solutions Group, Inc.*	51	1,125
Western Refining, Inc.	26	1,092
Matador Resources Co.*	40	1,034
Bonanza Creek Energy, Inc.*	18	1,024
Forum Energy Technologies, Inc.*	33	1,010
Delek US Holdings, Inc.	28	927
PDC Energy, Inc.*	17	855
SunCoke Energy, Inc.*	38	854
Stone Energy Corp.*	27	847
Flotek Industries, Inc.*	29	756
SEACOR Holdings, Inc.*	10	748
Green Plains, Inc.	20	747
C&J Energy Services, Inc.*	24	733
Sanchez Energy Corp.*	26	683
McDermott International, Inc.*	113	646
Bill Barrett Corp.*	27	595
CARBO Ceramics, Inc.	10	592
Energy XXI Bermuda Ltd.	51	579
Primoris Services Corp.	21	564
Pattern Energy Group, Inc.	18	556
Hornbeck Offshore Services, Inc.*	17	556
Magnum Hunter Resources Corp.*	99	551
Parsley Energy, Inc. — Class A*	25	533
Newpark Resources, Inc.*	41	510
Halcon Resources Corp.*	125	494
Comstock Resources, Inc.	26	484
Pioneer Energy Services Corp.*	34	477
TETRA Technologies, Inc.*	43	465
Triangle Petroleum Corp.*	41	451
Thermon Group Holdings, Inc.*	18	440
Gulfmark Offshore, Inc. — Class A	14	439
Synergy Resources Corp.*	36	439
Northern Oil and Gas, Inc.*	30	427
Penn Virginia Corp.*	32	407
Tesco Corp.	19	377
Basic Energy Services, Inc.*	17	369
Cloud Peak Energy, Inc.*	29	366
Plug Power, Inc.*	79	362
TerraForm Power, Inc. — Class A*	12	346
Matrix Service Co.*	14	338
Rex Energy Corp.*	26	329
Key Energy Services, Inc.*	63	305
Clean Energy Fuels Corp.*	39	304
Westmoreland Coal Co.*	8	299

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Energy - 1.6% (continued)
Solazyme, Inc.*	40	$298
Clayton Williams Energy, Inc.*	3	289
Parker Drilling Co.*	58	287
RSP Permian, Inc.*	11	281
Approach Resources, Inc.*	19	276
Contango Oil & Gas Co.*	8	266
Alpha Natural Resources, Inc.*	106	263
Goodrich Petroleum Corp.*	17	252
EXCO Resources, Inc.	75	251
Eclipse Resources Corp.*	15	249
Abraxas Petroleum Corp.*	47	248
Resolute Energy Corp.*	37	232
Swift Energy Co.*	24	230
North Atlantic Drilling Ltd.	34	226
FuelCell Energy, Inc.*	106	222
REX American Resources Corp.*	3	219
Arch Coal, Inc.	103	218
VAALCO Energy, Inc.*	24	204
Alon USA Energy, Inc.	14	200
Callon Petroleum Co.*	22	194
Warren Resources, Inc.*	36	191
W&T Offshore, Inc.	17	187
PetroQuest Energy, Inc.*	32	180
Panhandle Oil and Gas, Inc. — Class A	3	179
Geospace Technologies Corp.*	5	175
ION Geophysical Corp.*	62	173
Renewable Energy Group, Inc.*	17	173
Gastar Exploration, Inc.*	29	170
Pacific Ethanol, Inc.*	12	168
Hercules Offshore, Inc.*	76	167
Willbros Group, Inc.*	20	167
Emerald Oil, Inc.*	27	166
Natural Gas Services Group, Inc.*	6	144
FutureFuel Corp.	12	143
Gulf Island Fabrication, Inc.	8	138
Enphase Energy, Inc.*	9	135
Vantage Drilling Co.*	99	126
BPZ Resources, Inc.*	65	124
Trecora Resources*	10	124
Isramco, Inc.*	1	122
Jones Energy, Inc. — Class A*	6	113
TransAtlantic Petroleum Ltd.*	12	108
Midstates Petroleum Company, Inc.*	20	101
Evolution Petroleum Corp.	10	92
Adams Resources & Energy, Inc.	2	89
Harvest Natural Resources, Inc.*	23	84
FX Energy, Inc.*	26	79
Mitcham Industries, Inc.*	7	77
Walter Energy, Inc.	32	75
Dawson Geophysical Co.	4	73
Hallador Energy Co.	6	71
Forest Oil Corp.*	58	68
American Eagle Energy Corp.*	16	65
Miller Energy Resources, Inc.*	14	62
Amyris, Inc.*	16	61
Independence Contract Drilling, Inc.*	5	59
Glori Energy, Inc.*	7	55
Apco Oil and Gas International, Inc.*	4	52
Vertex Energy, Inc.*	7	49
Quicksilver Resources, Inc.*	59	36
Profire Energy, Inc.*	7	29
Total Energy		44,516
Basic Materials - 1.1%
PolyOne Corp.	48	1,708
US Silica Holdings, Inc.	25	1,563
Sensient Technologies Corp.	27	1,412
Axiall Corp.	38	1,360
KapStone Paper and Packaging Corp.*	41	1,147
Commercial Metals Co.	65	1,109
Olin Corp.	43	1,086
Minerals Technologies, Inc.	17	1,049
Chemtura Corp.*	43	1,003
HB Fuller Co.	24	953
Tronox Ltd. — Class A	34	886
Stillwater Mining Co.*	57	857
Balchem Corp.	15	849
Kaiser Aluminum Corp.	10	762
Century Aluminum Co.*	28	727
Schweitzer-Mauduit International, Inc.	17	703
Innophos Holdings, Inc.	12	661
Clearwater Paper Corp.*	10	601
Globe Specialty Metals, Inc.	32	583
Ferro Corp.*	39	565
Resolute Forest Products, Inc.*	36	563
PH Glatfelter Co.	24	527
AK Steel Holding Corp.*	65	521
A. Schulman, Inc.	14	506
Stepan Co.	11	488
Neenah Paper, Inc.	9	481
Innospec, Inc.	13	467
Intrepid Potash, Inc.*	29	448
Quaker Chemical Corp.	6	430
Taminco Corp.*	16	417
OM Group, Inc.	16	415
Horsehead Holding Corp.*	25	413
Hecla Mining Co.	164	407
Deltic Timber Corp.	6	374
Materion Corp.	11	337
Schnitzer Steel Industries, Inc. — Class A	14	337
Kraton Performance Polymers, Inc.*	16	285
Coeur Mining, Inc.*	57	283
Aceto Corp.	14	270
Hawkins, Inc.	6	216

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 30.1% (continued)
Basic Materials - 1.1% (continued)
Rentech, Inc.*	112	$192
Allied Nevada Gold Corp.*	57	189
Landec Corp.*	15	184
Wausau Paper Corp.	23	182
Zep, Inc.	12	168
Ring Energy, Inc.*	11	162
American Vanguard Corp.	14	157
Kronos Worldwide, Inc.	11	152
OMNOVA Solutions, Inc.*	23	124
Molycorp, Inc.*	88	105
Orchids Paper Products Co.	4	98
Noranda Aluminum Holding Corp.	21	95
Gold Resource Corp.	18	92
Universal Stainless & Alloy Products, Inc.*	3	79
Ryerson Holding Corp.*	6	77
Xerium Technologies, Inc.*	5	73
Shiloh Industries, Inc.*	4	68
KMG Chemicals, Inc.	4	65
United States Lime & Minerals, Inc.	1	58
Oil-Dri Corporation of America	2	52
Total Basic Materials		30,141
Utilities - 1.0%
Cleco Corp.	33	1,590
Dynegy, Inc.*	48	1,385
Portland General Electric Co.	43	1,381
IDACORP, Inc.	24	1,287
Piedmont Natural Gas Company, Inc.	37	1,240
WGL Holdings, Inc.	28	1,179
New Jersey Resources Corp.	23	1,162
Southwest Gas Corp.	23	1,117
UIL Holdings Corp.	31	1,097
PNM Resources, Inc.	44	1,096
ALLETE, Inc.	23	1,021
Laclede Group, Inc.	22	1,021
Avista Corp.	33	1,007
Black Hills Corp.	21	1,005
ONE Gas, Inc.	29	993
NorthWestern Corp.	21	953
South Jersey Industries, Inc.	16	854
El Paso Electric Co.	22	804
American States Water Co.	21	639
Northwest Natural Gas Co.	15	634
MGE Energy, Inc.	16	596
Empire District Electric Co.	24	580
NRG Yield, Inc. — Class A	11	518
California Water Service Group	23	516
Abengoa Yield plc*	14	498
Otter Tail Corp.	17	453
Chesapeake Utilities Corp.	7	292
PICO Holdings, Inc.*	12	239
Ormat Technologies, Inc.	9	236
EnerNOC, Inc.*	13	220
Unitil Corp.	7	218
SJW Corp.	7	188
Middlesex Water Co.	9	176
Pike Corp.*	14	166
Connecticut Water Service, Inc.	5	163
Atlantic Power Corp.	58	138
York Water Co.	6	120
Artesian Resources Corp. — Class A	4	81
Ameresco, Inc. — Class A*	10	69
Spark Energy, Inc. — Class A*	2	35
Total Utilities		26,967
Diversified - 0.1%
Harbinger Group, Inc.*	39	511
National Bank Holdings Corp. — Class A	23	440
Horizon Pharma plc*	31	381
FCB Financial Holdings, Inc. — Class A*	4	91
Resource America, Inc. — Class A	7	65
Tiptree Financial, Inc. — Class A*	4	33
Total Diversified		1,521
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	16	491
Total Common Stocks
(Cost $525,213)		820,447

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	4	8
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	25	–
Total Warrants
(Cost $19)		8

RIGHTS† - 0.0%
Leap Wireless International
Expires 03/17/15*,†††	78	197
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*,†††	7	68
Cubist Pharmaceuticals, Inc.
Expires 12/31/16	72	8
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,†††	10	6
Total Rights
(Cost $218)		279

MUTUAL FUNDS† - 27.6%
Guggenheim Strategy Fund I1	30,168	751,480
Total Mutual Funds
(Cost $751,641)		751,480

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 30.9%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	$624,118	$624,118
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	53,898	53,898
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	53,898	53,898
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	53,898	53,898
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	53,898	53,898
Total Repurchase Agreements
(Cost $839,710)		839,710
Total Investments - 88.6%
(Cost $2,116,801)		$2,411,924
Other Assets & Liabilities, net - 11.4%		310,378
Total Net Assets - 100.0%		$2,722,302

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $438,400)	4	$(23,189)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/144 (Notional Value $985,047)	894	$(7,045)
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/144 (Notional Value $2,122,150)	1,926	(14,855)
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/144 (Notional Value $1,174,107)	1,066	(18,677)
(Total Notional Value $4,281,304)		$(40,577)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 59.7%
Consumer, Non-cyclical - 13.4%
Johnson & Johnson	2,552	$272,019
Procter & Gamble Co.	2,450	205,164
Pfizer, Inc.	5,737	169,643
Merck & Company, Inc.	2,610	154,721
Coca-Cola Co.	3,571	152,340
Gilead Sciences, Inc.*	1,368	145,624
PepsiCo, Inc.	1,363	126,882
Philip Morris International, Inc.	1,413	117,844
Amgen, Inc.	687	96,496
AbbVie, Inc.	1,440	83,174
Altria Group, Inc.	1,795	82,462
Bristol-Myers Squibb Co.	1,500	76,770
UnitedHealth Group, Inc.	879	75,813
Biogen Idec, Inc.*	214	70,793
Celgene Corp.*	723	68,526
MasterCard, Inc. — Class A	891	65,862
Eli Lilly & Co.	890	57,717
Actavis plc*	239	57,666
Abbott Laboratories	1,361	56,604
Medtronic, Inc.	877	54,330
Mondelez International, Inc. — Class A	1,525	52,255
Colgate-Palmolive Co.	777	50,676
Allergan, Inc.	269	47,933
Express Scripts Holding Co.*	674	47,605
McKesson Corp.	210	40,880
Kimberly-Clark Corp.	338	36,358
Automatic Data Processing, Inc.	435	36,140
Baxter International, Inc.	490	35,167
Covidien plc	388	33,566
Kraft Foods Group, Inc.	537	30,287
Archer-Daniels-Midland Co.	584	29,842
Alexion Pharmaceuticals, Inc.*	179	29,682
WellPoint, Inc.	248	29,666
General Mills, Inc.	554	27,949
Aetna, Inc.	321	26,001
Regeneron Pharmaceuticals, Inc.*	67	24,155
Vertex Pharmaceuticals, Inc.*	215	24,147
Kroger Co.	442	22,984
Cardinal Health, Inc.	305	22,851
Cigna Corp.	239	21,675
McGraw Hill Financial, Inc.	245	20,690
Stryker Corp.	255	20,591
Sysco Corp.	531	20,151
Becton Dickinson and Co.	174	19,803
Lorillard, Inc.	326	19,531
Humana, Inc.	140	18,241
Perrigo Company plc	121	18,173
Zoetis, Inc.	453	16,738
Reynolds American, Inc.	279	16,461
Mead Johnson Nutrition Co. — Class A	171	16,454
Moody's Corp.	168	15,876
St. Jude Medical, Inc.	258	15,514
Zimmer Holdings, Inc.	153	15,384
Mylan, Inc.*	338	15,376
Estee Lauder Companies, Inc. — Class A	204	15,243
Intuitive Surgical, Inc.*	33	15,240
AmerisourceBergen Corp. — Class A	193	14,919
Keurig Green Mountain, Inc.	110	14,314
Kellogg Co.	231	14,230
Boston Scientific Corp.*	1,199	14,160
Constellation Brands, Inc. — Class A*	152	13,249
Brown-Forman Corp. — Class B	143	12,901
Hershey Co.	135	12,883
ConAgra Foods, Inc.	382	12,621
Whole Foods Market, Inc.	327	12,462
Alliance Data Systems Corp.*	50	12,414
Monster Beverage Corp.*	130	11,917
Dr Pepper Snapple Group, Inc.	177	11,383
DaVita HealthCare Partners, Inc.*	155	11,337
Clorox Co.	117	11,237
Molson Coors Brewing Co. — Class B	144	10,719
Tyson Foods, Inc. — Class A	265	10,433
Edwards Lifesciences Corp.*	96	9,806
United Rentals, Inc.*	87	9,666
CR Bard, Inc.	65	9,276
Mallinckrodt plc*	102	9,195
JM Smucker Co.	92	9,107
Coca-Cola Enterprises, Inc.	204	9,049
Universal Health Services, Inc. — Class B	83	8,673
CareFusion Corp.*	184	8,326
Equifax, Inc.	110	8,221
Hospira, Inc.*	153	7,961
Quest Diagnostics, Inc.	131	7,949
Laboratory Corporation of America Holdings*	77	7,835
McCormick & Company, Inc.	117	7,827
H&R Block, Inc.	249	7,721
Varian Medical Systems, Inc.*	93	7,451
Western Union Co.	464	7,443
Safeway, Inc.	208	7,134
Quanta Services, Inc.*	196	7,113
Campbell Soup Co.	162	6,922
Cintas Corp.	87	6,141
Robert Half International, Inc.	124	6,076
DENTSPLY International, Inc.	128	5,836
Hormel Foods Corp.	111	5,704
ADT Corp.	157	5,567
Tenet Healthcare Corp.*	89	5,286
Avon Products, Inc.	393	4,952
Total System Services, Inc.	150	4,644
Avery Dennison Corp.	85	3,795
Patterson Companies, Inc.	78	3,232
Total Consumer, Non-cyclical		3,548,822

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Financial - 9.9%
Berkshire Hathaway, Inc. — Class B*	1,649	$227,793
Wells Fargo & Co.	4,298	222,938
JPMorgan Chase & Co.	3,316	199,757
Bank of America Corp.	9,334	159,145
Citigroup, Inc.	2,743	142,142
Visa, Inc. — Class A	430	91,749
American Express Co.	814	71,258
American International Group, Inc.	1,291	69,741
U.S. Bancorp	1,630	68,183
Goldman Sachs Group, Inc.	371	68,104
MetLife, Inc.	1,018	54,687
Morgan Stanley	1,386	47,914
Simon Property Group, Inc.	281	46,203
PNC Financial Services Group, Inc.	489	41,849
Capital One Financial Corp.	508	41,463
Bank of New York Mellon Corp.	1,024	39,659
Prudential Financial, Inc.	416	36,582
BlackRock, Inc. — Class A	110	36,115
American Tower Corp. — Class A	358	33,519
ACE Ltd.	304	31,880
Charles Schwab Corp.	1,038	30,507
Travelers Companies, Inc.	307	28,840
State Street Corp.	383	28,193
Discover Financial Services	418	26,915
Marsh & McLennan Companies, Inc.	492	25,751
Crown Castle International Corp.	302	24,320
BB&T Corp.	651	24,223
Allstate Corp.	392	24,057
Aflac, Inc.	410	23,883
Aon plc	263	23,057
CME Group, Inc. — Class A	286	22,867
Public Storage	131	21,725
Ameriprise Financial, Inc.	169	20,851
Equity Residential	327	20,137
Intercontinental Exchange, Inc.	103	20,090
Chubb Corp.	218	19,855
Franklin Resources, Inc.	356	19,441
T. Rowe Price Group, Inc.	238	18,659
Health Care REIT, Inc.	293	18,274
SunTrust Banks, Inc.	480	18,254
Prologis, Inc.	452	17,040
AvalonBay Communities, Inc.	119	16,775
HCP, Inc.	415	16,480
Ventas, Inc.	266	16,479
Boston Properties, Inc.	139	16,091
Vornado Realty Trust	158	15,794
Invesco Ltd.	391	15,437
Weyerhaeuser Co.	478	15,229
Fifth Third Bancorp	755	15,115
Hartford Financial Services Group, Inc.	405	15,086
Host Hotels & Resorts, Inc.	685	14,611
M&T Bank Corp.	112	13,808
Northern Trust Corp.	200	13,606
General Growth Properties, Inc.	568	13,376
Principal Financial Group, Inc.	247	12,960
Lincoln National Corp.	236	12,645
Progressive Corp.	487	12,311
Regions Financial Corp.	1,219	12,239
Loews Corp.	276	11,498
KeyCorp	793	10,571
Essex Property Trust, Inc.	57	10,189
Affiliated Managers Group, Inc.*	50	10,018
Comerica, Inc.	164	8,177
Kimco Realty Corp.	372	8,151
Macerich Co.	127	8,106
XL Group plc — Class A	240	7,961
Unum Group	231	7,942
CBRE Group, Inc. — Class A*	252	7,494
Huntington Bancshares, Inc.	739	7,190
Navient Corp.	379	6,712
Cincinnati Financial Corp.	133	6,258
Plum Creek Timber Company, Inc.	160	6,242
Torchmark Corp.	118	6,180
E*TRADE Financial Corp.*	261	5,896
Genworth Financial, Inc. — Class A*	449	5,882
Zions Bancorporation	183	5,318
Iron Mountain, Inc.	156	5,093
Legg Mason, Inc.	92	4,707
NASDAQ OMX Group, Inc.	107	4,539
Hudson City Bancorp, Inc.	435	4,228
Apartment Investment & Management Co. — Class A	132	4,200
Assurant, Inc.	65	4,180
People's United Financial, Inc.	281	4,066
Total Financial		2,626,460
Technology - 8.1%
Apple, Inc.	5,418	545,863
Microsoft Corp.	7,455	345,613
International Business Machines Corp.	839	159,266
Intel Corp.	4,480	155,993
QUALCOMM, Inc.	1,516	113,352
Oracle Corp.	2,942	112,619
Hewlett-Packard Co.	1,689	59,909
EMC Corp.	1,835	53,692
Accenture plc — Class A	571	46,434
Texas Instruments, Inc.	966	46,068
Micron Technology, Inc.*	969	33,198
salesforce.com, Inc.*	521	29,973
Adobe Systems, Inc.*	428	29,613
Cognizant Technology Solutions Corp. — Class A*	550	24,624
Applied Materials, Inc.	1,102	23,814
Intuit, Inc.	257	22,526
SanDisk Corp.	203	19,884
Avago Technologies Ltd.	228	19,836
Broadcom Corp. — Class A	487	19,685
Western Digital Corp.	199	19,367
Seagate Technology plc	296	16,952

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Technology - 8.1% (continued)
Cerner Corp.*	275	$16,382
Fiserv, Inc.*	225	14,543
Fidelity National Information Services, Inc.	258	14,525
Analog Devices, Inc.	284	14,055
Paychex, Inc.	296	13,083
Xerox Corp.	981	12,979
NetApp, Inc.	289	12,415
KLA-Tencor Corp.	150	11,817
Autodesk, Inc.*	206	11,351
Lam Research Corp.	147	10,981
Citrix Systems, Inc.*	149	10,630
Xilinx, Inc.	243	10,291
Electronic Arts, Inc.*	283	10,078
Altera Corp.	280	10,018
Akamai Technologies, Inc.*	161	9,628
Red Hat, Inc.*	171	9,602
Linear Technology Corp.	216	9,588
NVIDIA Corp.	466	8,598
Microchip Technology, Inc.	181	8,549
CA, Inc.	290	8,103
Computer Sciences Corp.	131	8,011
Teradata Corp.*	140	5,869
Pitney Bowes, Inc.	184	4,598
First Solar, Inc.*	68	4,475
Dun & Bradstreet Corp.	33	3,877
Total Technology		2,152,327
Communications - 7.1%
Verizon Communications, Inc.	3,595	179,713
AT&T, Inc.	4,692	165,346
Google, Inc. — Class A*	257	151,221
Google, Inc. — Class C*	257	148,382
Facebook, Inc. — Class A*	1,764	139,427
Walt Disney Co.	1,429	127,225
Comcast Corp. — Class A	2,342	125,953
Cisco Systems, Inc.	4,614	116,134
Amazon.com, Inc.*	343	110,597
Twenty-First Century Fox, Inc. — Class A	1,704	58,430
eBay, Inc.*	1,022	57,876
Time Warner, Inc.	758	57,009
Priceline Group, Inc.*	47	54,453
DIRECTV*	454	39,280
Time Warner Cable, Inc.	252	36,159
Yahoo!, Inc.*	837	34,108
Viacom, Inc. — Class B	344	26,467
Netflix, Inc.*	54	24,364
CBS Corp. — Class B	427	22,845
Corning, Inc.	1,168	22,589
CenturyLink, Inc.	516	21,099
Omnicom Group, Inc.	227	15,631
Symantec Corp.	625	14,694
Motorola Solutions, Inc.	200	12,656
Nielsen N.V.	275	12,191
TripAdvisor, Inc.*	101	9,233
Discovery Communications, Inc. — Class C*	247	9,208
Juniper Networks, Inc.	363	8,040
F5 Networks, Inc.*	67	7,956
Expedia, Inc.	90	7,886
News Corp. — Class A*	451	7,374
Scripps Networks Interactive, Inc. — Class A	92	7,184
Interpublic Group of Companies, Inc.	381	6,980
Harris Corp.	95	6,308
Gannett Company, Inc.	204	6,053
Frontier Communications Corp.	907	5,905
Windstream Holdings, Inc.	545	5,875
VeriSign, Inc.*	102	5,622
Discovery Communications, Inc. — Class A*	134	5,065
Cablevision Systems Corp. — Class A	196	3,432
Total Communications		1,875,970
Industrial - 6.2%
General Electric Co.	9,078	232,579
Union Pacific Corp.	812	88,037
3M Co.	586	83,025
United Technologies Corp.	770	81,312
Boeing Co.	606	77,193
Honeywell International, Inc.	708	65,929
United Parcel Service, Inc. — Class B	636	62,511
Caterpillar, Inc.	568	56,249
Lockheed Martin Corp.	244	44,598
Thermo Fisher Scientific, Inc.	361	43,934
Danaher Corp.	552	41,941
Emerson Electric Co.	631	39,488
FedEx Corp.	240	38,748
General Dynamics Corp.	287	36,475
Norfolk Southern Corp.	280	31,248
Precision Castparts Corp.	130	30,794
CSX Corp.	904	28,982
Raytheon Co.	281	28,555
Illinois Tool Works, Inc.	330	27,859
Eaton Corporation plc	431	27,312
Deere & Co.	324	26,565
Northrop Grumman Corp.	182	23,980
TE Connectivity Ltd.	370	20,457
Cummins, Inc.	149	19,665
Waste Management, Inc.	392	18,631
Tyco International Ltd.	401	17,872
Agilent Technologies, Inc.	302	17,207
Parker-Hannifin Corp.	130	14,840
Amphenol Corp. — Class A	142	14,180
Ingersoll-Rand plc	242	13,639
Roper Industries, Inc.	91	13,312
Rockwell Automation, Inc.	120	13,186
Stanley Black & Decker, Inc.	141	12,520
Kansas City Southern	100	12,120
Dover Corp.	145	11,648
Pentair plc	174	11,395
AMETEK, Inc.	222	11,147
Rockwell Collins, Inc.	122	9,577
Fluor Corp.	143	9,551

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Industrial - 6.2% (continued)
L-3 Communications Holdings, Inc.	78	$9,276
Textron, Inc.	253	9,105
Stericycle, Inc.*	77	8,975
Republic Services, Inc. — Class A	228	8,897
CH Robinson Worldwide, Inc.	133	8,821
Flowserve Corp.	124	8,744
Pall Corp.	97	8,119
Ball Corp.	125	7,909
Masco Corp.	323	7,726
Waters Corp.*	73	7,236
Martin Marietta Materials, Inc.	56	7,221
Expeditors International of Washington, Inc.	177	7,183
Vulcan Materials Co.	114	6,866
Sealed Air Corp.	192	6,697
Snap-on, Inc.	53	6,417
Jacobs Engineering Group, Inc.*	120	5,858
Xylem, Inc.	165	5,856
Garmin Ltd.	110	5,719
Joy Global, Inc.	89	4,854
PerkinElmer, Inc.	102	4,447
Leggett & Platt, Inc.	124	4,330
Ryder System, Inc.	48	4,319
Allegion plc	87	4,145
FLIR Systems, Inc.	128	4,012
Owens-Illinois, Inc.*	149	3,881
Jabil Circuit, Inc.	181	3,651
Bemis Company, Inc.	90	3,422
Total Industrial		1,631,947
Energy - 5.8%
Exxon Mobil Corp.	3,859	362,938
Chevron Corp.	1,718	204,992
Schlumberger Ltd.	1,173	119,282
ConocoPhillips	1,112	85,089
Occidental Petroleum Corp.	705	67,785
Halliburton Co.	770	49,673
EOG Resources, Inc.	495	49,015
Anadarko Petroleum Corp.	458	46,460
Phillips 66	506	41,143
Williams Companies, Inc.	609	33,708
Apache Corp.	334	31,353
National Oilwell Varco, Inc.	389	29,603
Baker Hughes, Inc.	394	25,634
Pioneer Natural Resources Co.	129	25,409
Devon Energy Corp.	348	23,727
Spectra Energy Corp.	587	23,046
Marathon Oil Corp.	610	22,930
Noble Energy, Inc.	326	22,285
Valero Energy Corp.	478	22,116
Kinder Morgan, Inc.	575	22,046
Marathon Petroleum Corp.	256	21,676
Hess Corp.	228	21,505
Equities Corp.	137	12,541
Cabot Oil & Gas Corp. — Class A	378	12,357
ONEOK, Inc.	188	12,323
Cameron International Corp.*	184	12,214
FMC Technologies, Inc.*	212	11,514
Southwestern Energy Co.*	320	11,184
Chesapeake Energy Corp.	470	10,805
Range Resources Corp.	153	10,375
Cimarex Energy Co.	79	9,996
Transocean Ltd.	308	9,847
Helmerich & Payne, Inc.	98	9,591
Murphy Oil Corp.	151	8,593
Ensco plc — Class A	196	8,097
CONSOL Energy, Inc.	208	7,875
Tesoro Corp.	116	7,074
Nabors Industries Ltd.	262	5,963
Noble Corporation plc	230	5,111
Denbury Resources, Inc.	319	4,795
QEP Resources, Inc.	150	4,617
Newfield Exploration Co.*	124	4,597
Diamond Offshore Drilling, Inc.	61	2,090
Total Energy		1,532,974
Consumer, Cyclical - 5.5%
Home Depot, Inc.	1,218	111,739
Wal-Mart Stores, Inc.	1,429	109,277
McDonald's Corp.	888	84,192
CVS Health Corp.	1,048	83,410
NIKE, Inc. — Class B	636	56,731
Ford Motor Co.	3,509	51,898
Starbucks Corp.	680	51,313
Costco Wholesale Corp.	397	49,752
Lowe's Companies, Inc.	893	47,258
Walgreen Co.	774	45,875
General Motors Co.	1,220	38,967
TJX Companies, Inc.	627	37,099
Target Corp.	558	34,975
Yum! Brands, Inc.	398	28,648
Delta Air Lines, Inc.	763	27,583
Johnson Controls, Inc.	603	26,532
Southwest Airlines Co.	620	20,937
VF Corp.	312	20,601
Chipotle Mexican Grill, Inc. — Class A*	28	18,665
Macy's, Inc.	320	18,617
PACCAR, Inc.	321	18,257
Dollar General Corp.*	275	16,805
Delphi Automotive plc	271	16,623
Carnival Corp.	408	16,389
L Brands, Inc.	222	14,870
Ross Stores, Inc.	190	14,360
Starwood Hotels & Resorts Worldwide, Inc.	172	14,313
AutoZone, Inc.*	28	14,270
O'Reilly Automotive, Inc.*	94	14,134
WW Grainger, Inc.	55	13,841
Marriott International, Inc. — Class A	197	13,770
Wynn Resorts Ltd.	73	13,657
Michael Kors Holdings Ltd.*	186	13,279
Bed Bath & Beyond, Inc.*	183	12,047
Genuine Parts Co.	135	11,841
Harley-Davidson, Inc.	197	11,465

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Consumer, Cyclical - 5.5% (continued)
Kohl's Corp.	185	$11,291
Fastenal Co.	247	11,090
BorgWarner, Inc.	207	10,890
Under Armour, Inc. — Class A*	151	10,434
Dollar Tree, Inc.*	186	10,429
Whirlpool Corp.	71	10,341
The Gap, Inc.	248	10,339
Tiffany & Co.	102	9,824
Mattel, Inc.	306	9,379
Wyndham Worldwide Corp.	113	9,182
Ralph Lauren Corp. — Class A	55	9,060
CarMax, Inc.*	193	8,965
Best Buy Company, Inc.	263	8,834
Coach, Inc.	248	8,831
PVH Corp.	72	8,723
Nordstrom, Inc.	126	8,615
Newell Rubbermaid, Inc.	239	8,224
Tractor Supply Co.	125	7,689
Mohawk Industries, Inc.*	56	7,550
Staples, Inc.	583	7,054
Family Dollar Stores, Inc.	87	6,720
PetSmart, Inc.	90	6,308
Darden Restaurants, Inc.	120	6,175
DR Horton, Inc.	300	6,156
Harman International Industries, Inc.	62	6,078
Lennar Corp. — Class A	155	6,019
Hasbro, Inc.	104	5,719
Goodyear Tire & Rubber Co.	249	5,624
PulteGroup, Inc.	306	5,404
GameStop Corp. — Class A	102	4,202
Fossil Group, Inc.*	42	3,944
AutoNation, Inc.*	71	3,572
Urban Outfitters, Inc.*	92	3,376
Total Consumer, Cyclical		1,450,031
Basic Materials - 1.9%
EI du Pont de Nemours & Co.	828	59,416
Dow Chemical Co.	1,016	53,279
Monsanto Co.	459	51,641
LyondellBasell Industries N.V. — Class A	385	41,834
Praxair, Inc.	264	34,056
Freeport-McMoRan, Inc.	940	30,691
Ecolab, Inc.	244	28,019
PPG Industries, Inc.	125	24,593
Air Products & Chemicals, Inc.	173	22,521
International Paper Co.	386	18,428
Alcoa, Inc.	1,064	17,120
Sherwin-Williams Co.	72	15,767
Nucor Corp.	288	15,633
Sigma-Aldrich Corp.	108	14,689
Mosaic Co.	288	12,790
CF Industries Holdings, Inc.	45	12,565
Eastman Chemical Co.	130	10,516
Newmont Mining Corp.	451	10,396
International Flavors & Fragrances, Inc.	73	6,999
FMC Corp.	120	6,863
Airgas, Inc.	58	6,418
MeadWestvaco Corp.	152	6,223
Allegheny Technologies, Inc.	98	3,636
Total Basic Materials		504,093
Utilities - 1.8%
Duke Energy Corp.	640	47,852
NextEra Energy, Inc.	395	37,082
Dominion Resources, Inc.	527	36,409
Southern Co.	810	35,357
Exelon Corp.	777	26,488
American Electric Power Company, Inc.	442	23,077
Sempra Energy	209	22,024
PPL Corp.	601	19,737
PG&E Corp.	427	19,232
Public Service Enterprise Group, Inc.	453	16,870
Edison International	295	16,496
Consolidated Edison, Inc.	265	15,015
Xcel Energy, Inc.	457	13,893
FirstEnergy Corp.	380	12,757
Northeast Utilities	286	12,670
Entergy Corp.	163	12,605
DTE Energy Co.	160	12,173
NiSource, Inc.	285	11,679
CenterPoint Energy, Inc.	389	9,519
NRG Energy, Inc.	306	9,327
Wisconsin Energy Corp.	204	8,772
AES Corp.	602	8,536
Ameren Corp.	220	8,433
CMS Energy Corp.	249	7,385
SCANA Corp.	124	6,152
Pepco Holdings, Inc.	227	6,075
AGL Resources, Inc.	108	5,545
Pinnacle West Capital Corp.	100	5,464
Integrys Energy Group, Inc.	69	4,473
TECO Energy, Inc.	211	3,667
Total Utilities		474,764
Diversified - 0.0%
Leucadia National Corp.	287	6,842
Total Common Stocks
(Cost $11,982,964)		15,804,230

MUTUAL FUNDS† - 23.6%
Guggenheim Strategy Fund I1	251,295	6,259,758
Total Mutual Funds
(Cost $6,272,601)		6,259,758

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 14.1%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	$2,346,405	$2,346,405
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	349,234	349,234
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	349,234	349,234
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	349,234	349,234
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	349,234	349,234
Total Repurchase Agreements
(Cost $3,743,341)		3,743,341
Total Investments - 97.4%
(Cost $21,998,906)		$25,807,329
Other Assets & Liabilities, net - 2.6%		684,772
Total Net Assets - 100.0%		$26,492,101

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $16,700,375)	170	$(188,702)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/144 (Notional Value $7,993,189)	4,053	$(17,195)
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/144 (Notional Value $6,741,247)	3,418	(23,909)
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/144 (Notional Value $5,656,923)	2,868	(24,085)
(Total Notional Value $20,391,359)		$(65,189)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 27.0%
Vertex Pharmaceuticals, Inc.*	15,005	$1,685,212
Keurig Green Mountain, Inc.	12,226	1,590,969
Actavis plc*	6,395	1,542,985
Safeway, Inc.	40,368	1,384,622
Celgene Corp.*	14,608	1,384,546
Gilead Sciences, Inc.*	12,650	1,346,593
Regeneron Pharmaceuticals, Inc.*	3,434	1,238,026
Constellation Brands, Inc. — Class A*	12,377	1,078,779
Biogen Idec, Inc.*	3,024	1,000,369
United Rentals, Inc.*	7,900	877,690
Allergan, Inc.	4,900	873,131
Universal Health Services, Inc. — Class B	7,700	804,650
Alliance Data Systems Corp.*	3,200	794,464
Alexion Pharmaceuticals, Inc.*	4,320	716,342
Moody's Corp.	7,347	694,292
Boston Scientific Corp.*	56,031	661,726
Cigna Corp.	6,600	598,554
Robert Half International, Inc.	11,772	576,828
MasterCard, Inc. — Class A	6,900	510,048
Monster Beverage Corp.*	5,179	474,759
Perrigo Company plc	2,687	403,561
St. Jude Medical, Inc.	5,300	318,689
Coca-Cola Enterprises, Inc.	6,400	283,904
Total Consumer, Non-cyclical		20,840,739
Consumer, Cyclical - 19.4%
Southwest Airlines Co.	50,761	1,714,198
Chipotle Mexican Grill, Inc. — Class A*	2,100	1,399,839
Under Armour, Inc. — Class A*	18,285	1,263,494
Delta Air Lines, Inc.	29,662	1,072,281
Michael Kors Holdings Ltd.*	13,780	983,754
Wynn Resorts Ltd.	4,848	906,964
Harman International Industries, Inc.	8,900	872,556
Goodyear Tire & Rubber Co.	34,681	783,270
Wyndham Worldwide Corp.	7,780	632,203
PACCAR, Inc.	10,089	573,812
Fossil Group, Inc.*	5,951	558,799
Tractor Supply Co.	8,378	515,331
NIKE, Inc. — Class B	5,500	490,600
BorgWarner, Inc.	7,488	393,944
Johnson Controls, Inc.	8,864	390,016
VF Corp.	5,877	388,058
Dollar Tree, Inc.*	6,113	342,756
O'Reilly Automotive, Inc.*	2,100	315,756
Starbucks Corp.	4,000	301,840
Bed Bath & Beyond, Inc.*	4,200	276,486
Mohawk Industries, Inc.*	1,900	256,158
TJX Companies, Inc.	4,306	254,786
Harley-Davidson, Inc.	4,300	250,260
Total Consumer, Cyclical		14,937,161
Communications - 16.2%
Facebook, Inc. — Class A*	21,044	1,663,318
Netflix, Inc.*	3,304	1,490,698
TripAdvisor, Inc.*	14,767	1,349,999
Priceline Group, Inc.*	867	1,004,489
News Corp. — Class A*	60,105	982,717
VeriSign, Inc.*	15,431	850,557
DIRECTV*	9,634	833,533
Amazon.com, Inc.*	1,987	640,688
Comcast Corp. — Class A	11,617	624,762
Interpublic Group of Companies, Inc.	25,261	462,782
Google, Inc. — Class A*	727	427,773
Google, Inc. — Class C*	727	419,741
Yahoo!, Inc.*	8,754	356,726
CBS Corp. — Class B	6,489	347,162
Viacom, Inc. — Class B	4,400	338,536
Time Warner Cable, Inc.	2,120	304,199
Discovery Communications, Inc. — Class A*	5,626	212,663
Discovery Communications, Inc. — Class C*	5,626	209,737
Total Communications		12,520,080
Financial - 13.1%
Huntington Bancshares, Inc.	150,338	1,462,788
KeyCorp	78,504	1,046,458
Comerica, Inc.	19,407	967,633
Fifth Third Bancorp	44,245	885,785
Prudential Financial, Inc.	9,971	876,850
Discover Financial Services	12,278	790,581
Ameriprise Financial, Inc.	6,181	762,612
Charles Schwab Corp.	20,043	589,064
Affiliated Managers Group, Inc.*	2,600	520,936
Torchmark Corp.	7,286	381,568
Invesco Ltd.	8,477	334,672
BlackRock, Inc. — Class A	1,000	328,320
Macerich Co.	5,100	325,533
Visa, Inc. — Class A	1,449	309,173
American Express Co.	3,493	305,777
Intercontinental Exchange, Inc.	1,200	234,060
Total Financial		10,121,810
Technology - 9.2%
Seagate Technology plc	19,735	1,130,223
Western Digital Corp.	10,127	985,560
First Solar, Inc.*	12,086	795,380
Cognizant Technology Solutions Corp. — Class A*	13,822	618,811
Electronic Arts, Inc.*	15,279	544,085
SanDisk Corp.	5,210	510,320
salesforce.com, Inc.*	8,042	462,656
QUALCOMM, Inc.	5,792	433,068
Micron Technology, Inc.*	12,463	426,982
Cerner Corp.*	7,029	418,718
Pitney Bowes, Inc.	14,575	364,229
Fidelity National Information Services, Inc.	6,400	360,320
Total Technology		7,050,352
Energy - 7.6%
Halliburton Co.	13,828	892,044
Helmerich & Payne, Inc.	8,600	841,682
Pioneer Natural Resources Co.	4,146	816,638
EOG Resources, Inc.	8,140	806,023

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy - 7.6% (continued)
Cabot Oil & Gas Corp. — Class A	21,580	$705,450
Range Resources Corp.	5,883	398,926
Noble Energy, Inc.	5,830	398,539
Schlumberger Ltd.	3,600	366,084
Kinder Morgan, Inc.	8,379	321,251
Equities Corp.	3,500	320,390
Total Energy		5,867,027
Industrial - 3.8%
Textron, Inc.	21,075	758,489
Sealed Air Corp.	17,451	608,691
Boeing Co.	3,470	442,009
Thermo Fisher Scientific, Inc.	3,400	413,780
Precision Castparts Corp.	1,400	331,632
Flowserve Corp.	4,700	331,444
Total Industrial		2,886,045
Basic Materials - 3.1%
LyondellBasell Industries N.V. — Class A	10,156	1,103,551
Ecolab, Inc.	4,896	562,208
Eastman Chemical Co.	4,952	400,567
PPG Industries, Inc.	1,540	302,980
Total Basic Materials		2,369,306
Total Common Stocks
(Cost $58,880,324)		76,592,520

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$128,326	128,326
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	128,326	128,326
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	128,326	128,326
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	128,325	128,325
Total Repurchase Agreements
(Cost $513,303)		513,303
Total Investments - 100.1%
(Cost $59,393,627)		$77,105,823
Other Assets & Liabilities, net - (0.1)%		(52,529)
Total Net Assets - 100.0%		$77,053,294

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.
plc — Public Limited Company

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 25.3%
Berkshire Hathaway, Inc. — Class B*	11,705	$1,616,929
Assurant, Inc.	16,357	1,051,756
Hartford Financial Services Group, Inc.	23,441	873,177
American International Group, Inc.	15,905	859,188
Unum Group	24,237	833,268
Allstate Corp.	13,574	833,036
XL Group plc — Class A	25,018	829,847
Genworth Financial, Inc. — Class A*	62,350	816,785
MetLife, Inc.	14,937	802,416
Capital One Financial Corp.	8,044	656,552
Morgan Stanley	18,065	624,508
SunTrust Banks, Inc.	15,147	576,040
Bank of America Corp.	33,557	572,147
Loews Corp.	13,463	560,869
PNC Financial Services Group, Inc.	6,218	532,136
JPMorgan Chase & Co.	8,760	527,702
Goldman Sachs Group, Inc.	2,837	520,788
Travelers Companies, Inc.	5,410	508,215
ACE Ltd.	4,467	468,454
NASDAQ OMX Group, Inc.	10,964	465,093
Bank of New York Mellon Corp.	11,974	463,753
Hudson City Bancorp, Inc.	36,312	352,953
BB&T Corp.	8,938	332,583
Wells Fargo & Co.	5,665	293,844
Chubb Corp.	3,160	287,813
Cincinnati Financial Corp.	5,580	262,539
M&T Bank Corp.	2,060	253,977
Progressive Corp.	9,550	241,424
Aflac, Inc.	3,905	227,466
Total Financial		17,245,258
Utilities - 16.3%
NRG Energy, Inc.	30,894	941,649
Exelon Corp.	26,155	891,625
Pepco Holdings, Inc.	31,312	837,909
Entergy Corp.	10,650	823,565
Integrys Energy Group, Inc.	11,313	733,309
FirstEnergy Corp.	15,422	517,717
Edison International	9,170	512,786
AES Corp.	33,248	471,457
PG&E Corp.	10,181	458,552
Consolidated Edison, Inc.	7,937	449,710
Xcel Energy, Inc.	13,971	424,718
SCANA Corp.	8,410	417,220
Public Service Enterprise Group, Inc.	11,085	412,805
DTE Energy Co.	5,390	410,071
AGL Resources, Inc.	7,630	391,724
PPL Corp.	11,772	386,592
Duke Energy Corp.	5,030	376,093
Pinnacle West Capital Corp.	6,820	372,645
Northeast Utilities	7,856	348,021
American Electric Power Company, Inc.	6,390	333,622
TECO Energy, Inc.	17,683	307,331
CMS Energy Corp.	9,393	278,596
Total Utilities		11,097,717
Consumer, Non-cyclical - 14.8%
WellPoint, Inc.	13,521	1,617,381
Archer-Daniels-Midland Co.	23,685	1,210,304
Humana, Inc.	9,210	1,199,970
Tyson Foods, Inc. — Class A	26,796	1,054,959
Aetna, Inc.	10,282	832,842
Kroger Co.	15,146	787,592
UnitedHealth Group, Inc.	6,830	589,088
Sysco Corp.	14,480	549,516
Cardinal Health, Inc.	7,299	546,841
Express Scripts Holding Co.*	7,510	530,431
Molson Coors Brewing Co. — Class B	6,480	482,371
ConAgra Foods, Inc.	7,130	235,575
Quest Diagnostics, Inc.	3,748	227,429
Avery Dennison Corp.	4,510	201,372
Total Consumer, Non-cyclical		10,065,671
Energy - 14.3%
Nabors Industries Ltd.	51,085	1,162,694
Valero Energy Corp.	23,117	1,069,624
Phillips 66	12,419	1,009,788
Hess Corp.	10,250	966,780
Murphy Oil Corp.	16,362	931,161
Tesoro Corp.	14,953	911,834
Apache Corp.	5,421	508,869
Baker Hughes, Inc.	6,896	448,654
Chevron Corp.	3,508	418,575
Marathon Oil Corp.	10,806	406,198
Denbury Resources, Inc.	25,296	380,199
Transocean Ltd.1	10,618	339,457
Ensco plc — Class A	8,031	331,761
ConocoPhillips	4,196	321,078
Noble Corporation plc	12,539	278,617
Exxon Mobil Corp.	2,860	268,983
Total Energy		9,754,272
Consumer, Cyclical - 10.1%
General Motors Co.	21,289	679,970
AutoNation, Inc.*	13,174	662,784
Staples, Inc.	54,617	660,866
Kohl's Corp.	10,130	618,234
Ford Motor Co.	38,706	572,462
CVS Health Corp.	6,636	528,159
Target Corp.	8,100	507,708
DR Horton, Inc.	22,670	465,189
Carnival Corp.	10,341	415,398
Whirlpool Corp.	2,791	406,509
Wal-Mart Stores, Inc.	5,268	402,844
PulteGroup, Inc.	20,746	366,374
Costco Wholesale Corp.	2,675	335,231
Macy's, Inc.	5,080	295,554
Total Consumer, Cyclical		6,917,282
Industrial - 6.5%
Jabil Circuit, Inc.	47,581	959,709
Ryder System, Inc.	8,394	755,208

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 6.5% (continued)
L-3 Communications Holdings, Inc.	5,983	$711,498
Fluor Corp.	6,740	450,165
Jacobs Engineering Group, Inc.*	8,805	429,860
Joy Global, Inc.	5,996	327,022
Bemis Company, Inc.	7,271	276,443
Deere & Co.	3,150	258,269
Stanley Black & Decker, Inc.	2,900	257,491
Total Industrial		4,425,665
Basic Materials - 5.7%
Alcoa, Inc.	122,353	1,968,660
Allegheny Technologies, Inc.	11,612	430,805
Dow Chemical Co.	7,578	397,390
International Paper Co.	6,477	309,212
Mosaic Co.	6,743	299,457
Freeport-McMoRan, Inc.	7,282	237,757
Nucor Corp.	4,260	231,233
Total Basic Materials		3,874,514
Technology - 4.0%
Xerox Corp.	78,716	1,041,413
Hewlett-Packard Co.	29,324	1,040,122
Computer Sciences Corp.	11,008	673,139
Total Technology		2,754,674
Communications - 2.4%
Frontier Communications Corp.1	97,711	636,098
CenturyLink, Inc.	12,965	530,139
Corning, Inc.	23,085	446,464
Total Communications		1,612,701
Total Common Stocks
(Cost $52,989,194)		67,747,754

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$50,007	50,007
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	50,007	50,007
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	50,007	50,007
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	50,007	50,007
Total Repurchase Agreements
(Cost $200,028)		200,028

SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	453,506	453,506
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	74,345	74,345
Total Securities Lending Collateral
(Cost $527,851)		527,851
Total Investments - 100.5%
(Cost $53,717,073)		$68,475,633
Other Assets & Liabilities, net - (0.5)%		(350,834)
Total Net Assets - 100.0%		$68,124,799

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
plc — Public Limited Company

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Industrial - 21.9%
Trinity Industries, Inc.	18,370	$858,246
Kirby Corp.*	4,250	500,863
AO Smith Corp.	9,790	462,871
B/E Aerospace, Inc.*	4,760	399,554
Wabtec Corp.	4,752	385,102
Old Dominion Freight Line, Inc.*	5,290	373,686
Eagle Materials, Inc.	2,840	289,197
Worthington Industries, Inc.	6,627	246,657
Terex Corp.	7,720	245,264
Packaging Corporation of America	3,590	229,114
Graco, Inc.	3,070	224,049
Belden, Inc.	3,450	220,869
Genesee & Wyoming, Inc. — Class A*	2,120	202,057
Gentex Corp.	7,349	196,733
Fortune Brands Home & Security, Inc.	4,680	192,395
Lincoln Electric Holdings, Inc.	2,580	178,368
Cognex Corp.*	4,340	174,772
FEI Co.	1,890	142,544
IDEX Corp.	1,930	139,674
Trimble Navigation Ltd.*	4,188	127,734
J.B. Hunt Transport Services, Inc.	1,620	119,961
Total Industrial		5,909,710
Financial - 20.1%
Synovus Financial Corp.	25,795	609,794
SVB Financial Group*	4,480	502,163
Umpqua Holdings Corp.	29,840	491,465
Cathay General Bancorp	17,855	443,340
BancorpSouth, Inc.	20,970	422,336
Associated Banc-Corp.	22,270	387,943
Old Republic International Corp.	26,850	383,418
PacWest Bancorp	8,730	359,938
SLM Corp.	30,750	263,220
Signature Bank*	2,336	261,772
CBOE Holdings, Inc.	4,630	247,821
Waddell & Reed Financial, Inc. — Class A	4,710	243,460
Washington Federal, Inc.	11,097	225,935
City National Corp.	2,438	184,483
East West Bancorp, Inc.	4,600	156,400
Omega Healthcare Investors, Inc.	3,780	129,238
Alexander & Baldwin, Inc.	3,340	120,140
Total Financial		5,432,866
Consumer, Non-cyclical - 19.4%
Salix Pharmaceuticals Ltd.*	6,720	1,049,932
United Therapeutics Corp.*	5,062	651,227
Endo International plc*	7,370	503,666
Corporate Executive Board Co.	5,700	342,399
WEX, Inc.*	2,870	316,618
Align Technology, Inc.*	5,490	283,723
Jarden Corp.*	4,525	271,998
SUPERVALU, Inc.*	28,550	255,237
Hain Celestial Group, Inc.*	2,410	246,664
Towers Watson & Co. — Class A	2,290	227,855
Cubist Pharmaceuticals, Inc.*	3,060	203,000
Charles River Laboratories International, Inc.*	3,050	182,207
CoreLogic, Inc.*	5,830	157,818
Global Payments, Inc.	2,210	154,435
Covance, Inc.*	1,770	139,299
Deluxe Corp.	2,500	137,900
Sotheby's	2,820	100,730
Total Consumer, Non-cyclical		5,224,708
Consumer, Cyclical - 17.4%
Deckers Outdoor Corp.*	5,590	543,236
Tempur Sealy International, Inc.*	9,650	542,041
Wendy's Co.	51,850	428,280
Bally Technologies, Inc.*	5,080	409,956
Polaris Industries, Inc.	2,649	396,794
Toll Brothers, Inc.*	11,730	365,507
Hanesbrands, Inc.	2,830	304,056
Alaska Air Group, Inc.	6,964	303,213
LKQ Corp.*	10,492	278,982
Brinker International, Inc.	4,700	238,713
HNI Corp.	5,280	190,027
Brunswick Corp.	4,290	180,781
Copart, Inc.*	4,602	144,112
Domino's Pizza, Inc.	1,840	141,606
Carter's, Inc.	1,593	123,489
DreamWorks Animation SKG, Inc. — Class A*	3,490	95,172
Total Consumer, Cyclical		4,685,965
Technology - 10.2%
Ultimate Software Group, Inc.*	2,440	345,283
PTC, Inc.*	8,860	326,934
3D Systems Corp.*,1	7,040	326,445
Concur Technologies, Inc.*	2,197	278,624
Mentor Graphics Corp.	12,780	261,926
ACI Worldwide, Inc.*	13,460	252,510
MSCI, Inc. — Class A*	4,290	201,716
Advent Software, Inc.	5,030	158,747
Fair Isaac Corp.	2,740	150,974
Cree, Inc.*	3,520	144,144
Broadridge Financial Solutions, Inc.	3,290	136,963
CommVault Systems, Inc.*	1,970	99,288
Acxiom Corp.*	4,380	72,489
Total Technology		2,756,043
Energy - 8.1%
Patterson-UTI Energy, Inc.	19,220	625,227
SM Energy Co.	5,290	412,619
Oil States International, Inc.*	4,880	302,073
Rosetta Resources, Inc.*	5,950	265,132
Oceaneering International, Inc.	3,290	214,409
Dril-Quip, Inc.*	1,530	136,782
Gulfport Energy Corp.*	2,520	134,568
CARBO Ceramics, Inc.1	1,710	101,283
Total Energy		2,192,093
Communications - 2.5%
Conversant, Inc.*	8,110	277,768
Graham Holdings Co. — Class B	210	146,914

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 2.5% (continued)
Ciena Corp.*	7,999	$133,743
NeuStar, Inc. — Class A*,1	4,353	108,085
Total Communications		666,510
Total Common Stocks
(Cost $22,008,209)		26,867,895

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$44,233	44,233
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	44,233	44,233
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	44,233	44,233
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	44,232	44,232
Total Repurchase Agreements
(Cost $176,931)		176,931

SECURITIES LENDING COLLATERAL††,3 - 1.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	267,183	267,183
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	43,800	43,800
Total Securities Lending Collateral
(Cost $310,983)		310,983
Total Investments - 101.4%
(Cost $22,496,123)		$27,355,809
Other Assets & Liabilities, net - (1.4)%		(385,012)
Total Net Assets - 100.0%		$26,970,797

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
plc — Public Limited Company

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 19.8%
Reinsurance Group of America, Inc. — Class A	7,586	$607,866
Protective Life Corp.	7,433	515,925
Hanover Insurance Group, Inc.	7,654	470,110
First American Financial Corp.	16,710	453,175
Aspen Insurance Holdings Ltd.	8,880	379,798
Kemper Corp.	9,208	314,453
American Financial Group, Inc.	5,364	310,522
WR Berkley Corp.	6,425	307,115
Alleghany Corp.*	710	296,887
Everest Re Group Ltd.	1,783	288,864
StanCorp Financial Group, Inc.	3,941	248,992
HCC Insurance Holdings, Inc.	4,446	214,697
First Niagara Financial Group, Inc.	23,114	192,539
Mercury General Corp.	3,640	177,668
Astoria Financial Corp.	12,466	154,454
Janus Capital Group, Inc.	10,230	148,744
International Bancshares Corp.	4,856	119,773
Hancock Holding Co.	3,730	119,547
Fulton Financial Corp.	9,660	107,033
Valley National Bancorp	10,590	102,617
New York Community Bancorp, Inc.	6,370	101,092
Total Financial		5,631,871
Industrial - 18.8%
Tech Data Corp.*	12,651	744,637
URS Corp.	12,748	734,411
AECOM Technology Corp.*	18,442	622,418
Avnet, Inc.	13,420	556,930
Vishay Intertechnology, Inc.	29,190	417,125
AGCO Corp.	6,760	307,310
Granite Construction, Inc.	8,550	271,976
TimkenSteel Corp.	5,530	257,090
Greif, Inc. — Class A	5,080	222,555
Exelis, Inc.	12,820	212,043
Esterline Technologies Corp.*	1,660	184,708
Triumph Group, Inc.	2,480	161,324
Regal-Beloit Corp.	2,330	149,703
Tidewater, Inc.	3,708	144,723
KBR, Inc.	6,841	128,816
Itron, Inc.*	3,270	128,544
Werner Enterprises, Inc.	4,724	119,045
Total Industrial		5,363,358
Consumer, Non-cyclical - 18.7%
Health Net, Inc.*	15,892	732,748
Community Health Systems, Inc.*	12,070	661,315
LifePoint Hospitals, Inc.*	7,688	531,933
Universal Corp.	10,352	459,525
Centene Corp.*	4,110	339,938
Rent-A-Center, Inc.	11,180	339,313
Leidos Holdings, Inc.	9,533	327,268
WellCare Health Plans, Inc.*	5,220	314,975
Dean Foods Co.	21,803	288,890
Manpowergroup, Inc.	4,029	282,433
Ingredion, Inc.	2,630	199,328
United Natural Foods, Inc.*	2,521	154,941
Apollo Education Group, Inc. — Class A*	6,110	153,666
DeVry Education Group, Inc.	3,460	148,123
Convergys Corp.	8,170	145,589
Aaron's, Inc.	5,830	141,786
Post Holdings, Inc.*	3,011	99,905
Total Consumer, Non-cyclical		5,321,676
Consumer, Cyclical - 17.0%
Ingram Micro, Inc. — Class A*	28,063	724,305
Arrow Electronics, Inc.*	10,338	572,208
JetBlue Airways Corp.*	53,540	568,595
Big Lots, Inc.	11,260	484,743
World Fuel Services Corp.	10,580	422,354
Abercrombie & Fitch Co. — Class A	8,790	319,428
CST Brands, Inc.	8,440	303,418
Owens & Minor, Inc.	8,898	291,321
MDC Holdings, Inc.	10,710	271,177
Oshkosh Corp.	6,130	270,640
Foot Locker, Inc.	3,420	190,323
JC Penney Company, Inc.*	15,220	152,809
ANN, Inc.*	3,600	148,068
Ascena Retail Group, Inc.*	8,810	117,173
Total Consumer, Cyclical		4,836,562
Basic Materials - 7.0%
Steel Dynamics, Inc.	16,586	375,010
Domtar Corp.	9,500	333,735
Commercial Metals Co.	18,807	321,035
Reliance Steel & Aluminum Co.	4,270	292,068
Ashland, Inc.	2,610	271,701
Olin Corp.	8,580	216,645
Cabot Corp.	3,757	190,743
Total Basic Materials		2,000,937
Utilities - 6.8%
UGI Corp.	9,607	327,502
Great Plains Energy, Inc.	11,177	270,147
PNM Resources, Inc.	10,527	262,228
Hawaiian Electric Industries, Inc.1	9,724	258,172
Westar Energy, Inc.	5,831	198,954
WGL Holdings, Inc.	4,681	197,164
Atmos Energy Corp.	4,005	191,039
IDACORP, Inc.	2,480	132,953
ONE Gas, Inc.	3,180	108,915
Total Utilities		1,947,074
Energy - 6.8%
Superior Energy Services, Inc.	16,328	536,701
HollyFrontier Corp.	9,416	411,291
Murphy USA, Inc.*	7,150	379,379
Rowan Companies plc — Class A	10,120	256,137
Unit Corp.*	3,446	202,108
WPX Energy, Inc.*	6,411	154,249
Total Energy		1,939,865

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Technology - 3.5%
Science Applications International Corp.	9,840	$435,223
Lexmark International, Inc. — Class A	8,930	379,525
Fairchild Semiconductor International, Inc. — Class A*	11,374	176,638
Total Technology		991,386
Communications - 1.6%
Telephone & Data Systems, Inc.	18,348	439,618
Total Common Stocks
(Cost $24,067,482)		28,472,347

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$15,145	15,145
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	15,145	15,145
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	15,145	15,145
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	15,144	15,144
Total Repurchase Agreements
(Cost $60,579)		60,579

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	62,358	62,358
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	10,223	10,223
Total Securities Lending Collateral
(Cost $72,581)		72,581
Total Investments - 100.5%
(Cost $24,200,642)		$28,605,507
Other Assets & Liabilities, net - (0.5)%		(143,945)
Total Net Assets - 100.0%		$28,461,562

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
plc — Public Limited Company

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.1%
Financial - 20.2%
MB Financial, Inc.	8,579	$237,466
United Community Banks, Inc.	13,018	214,276
PrivateBancorp, Inc. — Class A	6,937	207,485
HCI Group, Inc.	5,575	200,645
Forestar Group, Inc.*	10,735	190,224
Pinnacle Financial Partners, Inc.	5,176	186,854
HFF, Inc. — Class A	6,249	180,909
Virtus Investment Partners, Inc.	1,026	178,216
BBCN Bancorp, Inc.	12,174	177,619
Portfolio Recovery Associates, Inc.*	3,268	170,687
CoreSite Realty Corp.	5,091	167,341
First Midwest Bancorp, Inc.	9,675	155,671
Encore Capital Group, Inc.*	3,496	154,908
Retail Opportunity Investments Corp.	10,525	154,718
Home BancShares, Inc.	5,049	148,491
Bank of the Ozarks, Inc.	4,644	146,379
MarketAxess Holdings, Inc.	2,305	142,587
BofI Holding, Inc.*	1,945	141,421
Oritani Financial Corp.	9,729	137,082
Sabra Health Care REIT, Inc.	5,592	135,997
Boston Private Financial Holdings, Inc.	10,030	124,272
Wilshire Bancorp, Inc.	12,753	117,710
Employers Holdings, Inc.	6,025	115,981
Evercore Partners, Inc. — Class A	2,090	98,230
Glacier Bancorp, Inc.	3,744	96,820
Texas Capital Bancshares, Inc.*	1,511	87,154
First Financial Bankshares, Inc.	1,788	49,689
Financial Engines, Inc.	1,300	44,480
eHealth, Inc.*	1,706	41,166
Total Financial		4,204,478
Consumer, Non-cyclical - 18.3%
Akorn, Inc.*	12,477	452,541
Repligen Corp.*	21,031	418,727
Natus Medical, Inc.*	7,471	220,470
On Assignment, Inc.*	7,679	206,181
ABIOMED, Inc.*	7,535	187,094
Cambrex Corp.*	10,005	186,893
Anika Therapeutics, Inc.*	4,885	179,084
Acorda Therapeutics, Inc.*	5,215	176,684
Boston Beer Company, Inc. — Class A*	700	155,232
Cantel Medical Corp.	4,255	146,287
Prestige Brands Holdings, Inc.*	4,295	139,029
CryoLife, Inc.	12,305	121,450
Ligand Pharmaceuticals, Inc. — Class B*	2,485	116,770
Inter Parfums, Inc.	4,088	112,420
Capella Education Co.	1,793	112,242
Lannett Company, Inc.*	2,150	98,212
NuVasive, Inc.*	2,725	95,021
CorVel Corp.*	2,738	93,229
Cardtronics, Inc.*	2,400	84,480
Air Methods Corp.*	1,465	81,381
IPC The Hospitalist Company, Inc.*	1,770	79,278
Medicines Co.*	3,143	70,152
MAXIMUS, Inc.	1,621	65,051
SurModics, Inc.*	3,428	62,252
West Pharmaceutical Services, Inc.	1,255	56,174
American Public Education, Inc.*	1,901	51,308
Neogen Corp.*	1,020	40,290
Global Payments, Inc.	1	70
Total Consumer, Non-cyclical		3,808,002
Consumer, Cyclical - 15.2%
Multimedia Games Holding Company, Inc.*	8,600	309,685
Lithia Motors, Inc. — Class A	3,807	288,152
MarineMax, Inc.*	13,081	220,415
Buffalo Wild Wings, Inc.*	1,382	185,560
Universal Electronics, Inc.*	3,625	178,967
Iconix Brand Group, Inc.*	3,885	143,512
Winnebago Industries, Inc.*	5,900	128,443
MWI Veterinary Supply, Inc.*	790	117,236
Arctic Cat, Inc.	3,295	114,732
Daktronics, Inc.	9,294	114,223
Pinnacle Entertainment, Inc.*	4,275	107,260
Red Robin Gourmet Burgers, Inc.*	1,778	101,168
Ruth's Hospitality Group, Inc.	9,041	99,813
Sonic Corp.*	4,085	91,341
Wolverine World Wide, Inc.	3,600	90,216
Lumber Liquidators Holdings, Inc.*	1,481	84,980
Monarch Casino & Resort, Inc.*	6,963	82,929
Allegiant Travel Co. — Class A	662	81,863
Steven Madden Ltd.*	2,499	80,543
Scientific Games Corp. — Class A*	7,385	79,536
Movado Group, Inc.	2,357	77,922
Papa John's International, Inc.	1,857	74,261
Texas Roadhouse, Inc. — Class A	2,653	73,860
La-Z-Boy, Inc.	3,340	66,099
Kirkland's, Inc.*	3,935	63,393
First Cash Financial Services, Inc.*	925	51,782
Mobile Mini, Inc.	1,330	46,510
Total Consumer, Cyclical		3,154,401
Industrial - 13.8%
Saia, Inc.*	6,555	324,866
Taser International, Inc.*	16,955	261,785
GenCorp, Inc.*	14,082	224,890
Dycom Industries, Inc.*	7,180	220,498
Methode Electronics, Inc.	5,275	194,489
PGT, Inc.*	20,160	187,891
Federal Signal Corp.	12,450	164,838
Measurement Specialties, Inc.*	1,838	157,351
DXP Enterprises, Inc.*	1,990	146,623
Era Group, Inc.*	5,854	127,325

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Industrial - 13.8% (continued)
AAON, Inc.	7,165	$121,877
CIRCOR International, Inc.	1,606	108,132
EnerSys	1,610	94,410
Drew Industries, Inc.	2,131	89,907
Hillenbrand, Inc.	2,754	85,071
Advanced Energy Industries, Inc.*	4,404	82,751
FARO Technologies, Inc.*	1,525	77,394
Sturm Ruger & Company, Inc.	1,371	66,754
Apogee Enterprises, Inc.	1,670	66,466
AZZ, Inc.	1,425	59,522
Total Industrial		2,862,840
Technology - 11.4%
Electronics for Imaging, Inc.*	6,555	289,534
iGATE Corp.*	5,720	210,039
Synchronoss Technologies, Inc.*	4,410	201,890
Virtusa Corp.*	5,490	195,224
Omnicell, Inc.*	6,535	178,602
Dealertrack Technologies, Inc.*	4,028	174,855
Manhattan Associates, Inc.*	5,209	174,085
Synaptics, Inc.*	2,366	173,191
j2 Global, Inc.	2,969	146,550
Monotype Imaging Holdings, Inc.	4,945	140,042
Tyler Technologies, Inc.*	1,413	124,909
Interactive Intelligence Group, Inc.*	2,717	113,571
Medidata Solutions, Inc.*	2,435	107,846
Blackbaud, Inc.	1,880	73,865
MTS Systems Corp.	1,080	73,721
Total Technology		2,377,924
Energy - 9.4%
Matrix Service Co.*	12,618	304,345
Carrizo Oil & Gas, Inc.*	5,435	292,512
Synergy Resources Corp.*	21,436	261,305
C&J Energy Services, Inc.*	7,612	232,547
Tesco Corp.	10,691	212,216
Stone Energy Corp.*	5,550	174,048
Newpark Resources, Inc.*	13,582	168,960
Flotek Industries, Inc.*	5,800	151,206
Northern Oil and Gas, Inc.*	8,487	120,685
Geospace Technologies Corp.*	830	29,175
Total Energy		1,946,999
Communications - 6.7%
XO Group, Inc.*	19,650	220,276
CalAmp Corp.*	10,427	183,724
Harmonic, Inc.*	21,392	135,625
Blucora, Inc.*	8,503	129,586
Perficient, Inc.*	8,286	124,207
LogMeIn, Inc.*	2,460	113,332
EW Scripps Co. — Class A*	6,896	112,474
Stamps.com, Inc.*	3,006	95,471
NIC, Inc.	4,360	75,079
comScore, Inc.*	1,745	63,535
8x8, Inc.*	9,488	63,380
Lumos Networks Corp.	2,785	45,256
HealthStream, Inc.*	1,483	35,607
Total Communications		1,397,552
Basic Materials - 5.1%
US Silica Holdings, Inc.	11,068	691,861
KapStone Paper and Packaging Corp.*	7,587	212,208
HB Fuller Co.	1,556	61,773
Balchem Corp.	875	49,499
American Vanguard Corp.	4,315	48,328
Total Basic Materials		1,063,669
Total Common Stocks
(Cost $17,261,928)		20,815,865

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$26,547	26,547
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	26,547	26,547
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	26,547	26,547
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	26,547	26,547
Total Repurchase Agreements
(Cost $106,188)		106,188
Total Investments - 100.6%
(Cost $17,368,116)		$20,922,053
Other Assets & Liabilities, net - (0.6)%		(127,155)
Total Net Assets - 100.0%		$20,794,898

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.
REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.1%
Consumer, Cyclical - 21.4%
Perry Ellis International, Inc.*	11,474	$233,496
Cash America International, Inc.	3,850	168,630
EZCORP, Inc. — Class A*	13,999	138,730
Group 1 Automotive, Inc.	1,817	132,114
Regis Corp.	7,050	112,518
M/I Homes, Inc.*	5,530	109,604
Sonic Automotive, Inc. — Class A	4,354	106,717
Fred's, Inc. — Class A	7,298	102,172
Brown Shoe Company, Inc.	3,440	93,327
SkyWest, Inc.	11,785	91,687
Stage Stores, Inc.	5,340	91,367
Titan International, Inc.	7,720	91,250
United Stationers, Inc.	2,383	89,529
ScanSource, Inc.*	2,561	88,585
Superior Industries International, Inc.	5,032	88,211
VOXX International Corp. — Class A*	9,376	87,197
Ruby Tuesday, Inc.*	13,785	81,193
Marcus Corp.	4,995	78,921
Pep Boys-Manny Moe & Jack*	8,482	75,575
Christopher & Banks Corp.*	7,401	73,196
Biglari Holdings, Inc.*	180	61,157
Stein Mart, Inc.	5,106	58,974
Genesco, Inc.*	770	57,558
Big 5 Sporting Goods Corp.	5,824	54,571
Standard Pacific Corp.*	6,290	47,112
Children's Place, Inc.	895	42,656
Crocs, Inc.*	3,035	38,180
Meritage Homes Corp.*	1,043	37,027
Finish Line, Inc. — Class A	1,178	29,485
Aeropostale, Inc.*	3,468	11,410
Total Consumer, Cyclical		2,572,149
Consumer, Non-cyclical - 19.5%
Central Garden and Pet Co. — Class A*	23,552	189,358
Seneca Foods Corp. — Class A*	5,850	167,310
Molina Healthcare, Inc.*	3,407	144,117
CDI Corp.	9,662	140,291
PharMerica Corp.*	5,584	136,417
Cross Country Healthcare, Inc.*	12,735	118,307
Kindred Healthcare, Inc.	5,810	112,714
Magellan Health, Inc.*	1,980	108,365
Kelly Services, Inc. — Class A	6,746	105,710
ABM Industries, Inc.	4,108	105,535
SpartanNash Co.	5,413	105,283
Monster Worldwide, Inc.*	18,509	101,800
LHC Group, Inc.*	3,782	87,742
Almost Family, Inc.*	2,868	77,924
Brink's Co.	3,110	74,764
Sanderson Farms, Inc.	850	74,758
Heidrick & Struggles International, Inc.	3,563	73,184
Career Education Corp.*	12,604	64,028
Viad Corp.	3,098	63,974
Insperity, Inc.	2,099	57,387
AMN Healthcare Services, Inc.*	2,870	45,059
Invacare Corp.	3,736	44,122
Healthways, Inc.*	2,750	44,055
Alliance One International, Inc.*	19,062	37,552
Resources Connection, Inc.	2,525	35,199
Korn/Ferry International*	1,265	31,499
Total Consumer, Non-cyclical		2,346,454
Industrial - 17.1%
Sanmina Corp.*	9,490	197,961
Benchmark Electronics, Inc.*	5,825	129,373
Atlas Air Worldwide Holdings, Inc.*	3,910	129,108
Griffon Corp.	10,554	120,210
Boise Cascade Co.*	3,554	107,117
EMCOR Group, Inc.	2,591	103,536
Olympic Steel, Inc.	5,009	103,035
Hub Group, Inc. — Class A*	2,399	97,231
Aegion Corp. — Class A*	4,303	95,742
Universal Forest Products, Inc.	2,163	92,382
Bel Fuse, Inc. — Class B	3,645	90,177
AAR Corp.	3,379	81,603
TTM Technologies, Inc.*	11,250	76,613
AM Castle & Co.*	7,258	61,983
Plexus Corp.*	1,645	60,750
Astec Industries, Inc.	1,493	54,450
Kaman Corp.	1,340	52,662
Briggs & Stratton Corp.	2,885	51,988
Gibraltar Industries, Inc.*	3,694	50,571
Curtiss-Wright Corp.	700	46,144
Matson, Inc.	1,750	43,803
Rofin-Sinar Technologies, Inc.*	1,760	40,586
Mueller Industries, Inc.	1,420	40,527
Quanex Building Products Corp.	1,986	35,927
UTI Worldwide, Inc.*	3,338	35,483
National Presto Industries, Inc.	503	30,537
Orion Marine Group, Inc.*	2,810	28,044
Total Industrial		2,057,543
Financial - 10.6%
Stewart Information Services Corp.	5,399	158,460
Piper Jaffray Cos.*	2,413	126,055
United Fire Group, Inc.	3,619	100,500
Calamos Asset Management, Inc. — Class A	8,617	97,114
Navigators Group, Inc.*	1,535	94,402
Infinity Property & Casualty Corp.	1,393	89,166
Horace Mann Educators Corp.	2,621	74,725
Safety Insurance Group, Inc.	1,211	65,285
Wintrust Financial Corp.	1,380	61,645
Meadowbrook Insurance Group, Inc.	9,779	57,207
Capstead Mortgage Corp.	4,639	56,781
Susquehanna Bancshares, Inc.	5,645	56,450
Selective Insurance Group, Inc.	2,471	54,708
Brookline Bancorp, Inc.	5,540	47,367
SWS Group, Inc.*	5,161	35,559
ProAssurance Corp.	780	34,375

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Financial - 10.6% (continued)
Provident Financial Services, Inc.	2,090	$34,213
FNB Corp.	2,710	32,493
Total Financial		1,276,505
Technology - 10.0%
ManTech International Corp. — Class A	6,635	178,813
Engility Holdings, Inc.*	4,600	143,382
CACI International, Inc. — Class A*	1,852	131,992
Super Micro Computer, Inc.*	4,425	130,183
Insight Enterprises, Inc.*	5,485	124,126
Ciber, Inc.*	32,981	113,125
SYNNEX Corp.*	1,735	112,133
Kulicke & Soffa Industries, Inc.*	3,270	46,532
Ebix, Inc.1	2,950	41,831
Diodes, Inc.*	1,710	40,903
Brooks Automation, Inc.	3,730	39,202
Rudolph Technologies, Inc.*	4,070	36,834
Mercury Systems, Inc.*	3,095	34,076
Digi International, Inc.*	4,120	30,900
Total Technology		1,204,032
Energy - 7.8%
Green Plains, Inc.	9,524	356,102
Pioneer Energy Services Corp.*	14,345	201,117
Exterran Holdings, Inc.	2,458	108,914
Cloud Peak Energy, Inc.*	6,360	80,263
Swift Energy Co.*,1	8,331	79,978
Gulf Island Fabrication, Inc.	3,018	51,910
Arch Coal, Inc.	13,310	28,217
SEACOR Holdings, Inc.*	360	26,928
Total Energy		933,429
Basic Materials - 6.8%
Century Aluminum Co.*	10,099	262,272
Materion Corp.	4,051	124,244
Kaiser Aluminum Corp.	1,220	92,988
A. Schulman, Inc.	2,430	87,869
Clearwater Paper Corp.*	870	52,295
Neenah Paper, Inc.	770	41,180
PH Glatfelter Co.	1,800	39,510
Zep, Inc.	2,606	36,537
Kraton Performance Polymers, Inc.*	1,824	32,485
OM Group, Inc.	956	24,808
Stepan Co.	490	21,746
Total Basic Materials		815,934
Communications - 4.8%
Black Box Corp.	6,359	148,291
Scholastic Corp.	3,824	123,592
Anixter International, Inc.	872	73,980
Spok Holdings, Inc.	4,465	58,090
Oplink Communications, Inc.	3,140	52,815
NETGEAR, Inc.*	1,610	50,313
Atlantic Tele-Network, Inc.	895	48,241
Sizmek, Inc.*	3,095	23,955
Total Communications		579,277
Utilities - 2.1%
New Jersey Resources Corp.	1,466	74,047
Avista Corp.	2,401	73,303
Laclede Group, Inc.	919	42,642
NorthWestern Corp.	797	36,152
UIL Holdings Corp.	873	30,904
Total Utilities		257,048
Total Common Stocks
(Cost $9,659,216)		12,042,371

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$18,060	18,060
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	18,059	18,059
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	18,059	18,059
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	18,059	18,059
Total Repurchase Agreements
(Cost $72,237)		72,237

SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	43,331	43,331
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	7,104	7,104
Total Securities Lending Collateral
(Cost $50,435)		50,435
Total Investments - 101.1%
(Cost $9,781,888)		$12,165,043
Other Assets & Liabilities, net - (1.1)%		(137,777)
Total Net Assets - 100.0%		$12,027,266

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 1.6%
Financial - 1.6%
Berkshire Hathaway, Inc. — Class B*	3,070	$424,090
Total Common Stocks
(Cost $296,274)		424,090

EXCHANGE-TRADED FUNDS† - 98.4%
United States of America - 70.1%
Powershares QQQ Trust Series 1	16,292	1,609,486
SPDR Dow Jones Industrial Average ETF Trust	8,394	1,427,568
iShares Floating Rate Bond ETF1	22,185	1,127,664
Vanguard Large-Capital ETF	11,220	1,014,961
Vanguard Growth ETF	9,971	993,810
Energy Select Sector SPDR Fund	10,583	959,031
Financial Select Sector SPDR Fund	34,210	792,646
iShares Core S&P 500 ETF	3,940	781,144
Vanguard Total Stock Market ETF	7,440	753,226
Vanguard Information Technology ETF	7,200	720,576
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund1	6,886	713,734
Vanguard Small-Capital ETF1	5,980	661,567
Consumer Staples Select Sector SPDR Fund	13,510	609,436
Vanguard Health Care ETF1	5,110	597,819
Industrial Select Sector SPDR Fund	10,632	565,091
iShares Russell 1000 Growth ETF	6,068	556,011
SPDR Barclays Short Term Corporate Bond ETF	17,710	543,520
SPDR Nuveen Barclays Short Term Municipal Bond ETF1	21,165	516,638
iShares 1-3 Year Treasury Bond ETF1	5,460	461,425
SPDR S&P 500 ETF Trust	2,120	417,682
SPDR Barclays Short Term High Yield Bond ETF1	13,483	403,546
Technology Select Sector SPDR Fund	10,046	400,936
iShares North American Tech-Software ETF	4,494	388,641
iShares Russell Mid-Capital ETF1	1,935	306,388
Vanguard Mega Capital Growth ETF	3,800	295,564
Market Vectors Morningstar Wide Moat ETF	8,928	279,536
Materials Select Sector SPDR Fund	5,580	276,712
SPDR S&P MidCap 400 ETF Trust	1,047	261,038
PowerShares DB US Dollar Index Bullish Fund*	5,520	126,242
Total United States of America		18,561,638
Global - 21.8%
iShares MSCI EAFE ETF	29,566	1,895,772
iShares MSCI ACWI ex US ETF	34,363	1,562,829
PIMCO Enhanced Short Maturity Exchange-Traded Fund	6,783	687,457
PowerShares DB Commodity Index Tracking Fund*	18,981	440,739
GreenHaven Continuous Commodity Index Fund*	14,980	370,755
iShares MSCI Frontier 100 ETF	8,191	309,947
iShares Global Energy ETF	4,626	202,804
iShares Global Tech ETF	2,200	201,058
iShares Global Healthcare ETF	1,000	97,700
Total Global		5,769,061
Emerging Markets - 2.9%
iShares JP Morgan USD Emerging Markets Bond ETF1	2,398	270,615
iShares Core MSCI Emerging Markets ETF	5,000	250,200
WisdomTree Emerging Markets Equity Income Fund	5,190	247,978
Total Emerging Markets		768,793
International - 1.0%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	5,000	138,650
EGShares Beyond BRICs ETF	5,788	128,725
Total International		267,375
China - 0.7%
Guggenheim China Small Capital ETF2	7,340	192,088
Brazil - 0.5%
iShares MSCI Brazil Capped ETF1	3,180	138,171
Mexico - 0.5%
iShares MSCI Mexico Capped ETF	1,780	122,339
Italy - 0.5%
iShares MSCI Italy Capped ETF	7,560	118,616
Greece - 0.4%
Global X FTSE Greece 20 ETF	5,120	95,181
Total Exchange-Traded Funds
(Cost $22,832,292)		26,033,262

SHORT TERM INVESTMENTS† - 0.3%
First American Treasury Obligations Fund	73,752	73,752
Total Short Term Investments
(Cost $73,752)		73,752

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 11.7%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$2,664,397	$2,664,397
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	436,787	436,787
Total Securities Lending Collateral
(Cost $3,101,184)		3,101,184
Total Investments - 112.0%
(Cost $26,303,502)		$29,632,288
Other Assets & Liabilities, net - (12.0)%		(3,166,306)
Total Net Assets - 100.0%		$26,465,982

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser.
3	Securities lending collateral — See Note 5.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 49.3%
Guggenheim Strategy Fund I1	109,443	$2,726,233
Guggenheim Strategy Fund II1	108,366	2,698,314
Total Mutual Funds
(Cost $5,428,360)		5,424,547

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.5%
Federal Home Loan Bank2
0.00% due 10/10/14	$500,000	499,999
Freddie Mac3
0.01% due 11/21/14	500,000	499,993
Federal Farm Credit Bank2
0.05% due 10/09/14	400,000	399,996
Farmer Mac2
0.05% due 10/02/14	200,000	200,000
Total Federal Agency Discount Notes
(Cost $1,599,988)		1,599,988

REPURCHASE AGREEMENTS††,4 - 25.9%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/145	920,947	920,947
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	480,788	480,788
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	480,788	480,788
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	480,788	480,788
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	480,788	480,788
Total Repurchase Agreements
(Cost $2,844,099)		2,844,099
Total Investments - 89.7%
(Cost $9,872,447)		$9,868,634
Other Assets & Liabilities, net - 10.3%		1,131,839
Total Net Assets - 100.0%		$11,000,473

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $15,745,320)	183	$225,245

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2014 U.S. Dollar Index Swap, Terminating 11/28/146 (Notional Value $6,287,025)	73,129	$150,696

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
4	Repurchase Agreements — See Note 4.
5	All or a portion of this security is pledged as currency index swap collateral at September 30, 2014.
6	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.2%
Electronic Components - Semiconductor - 10.3%
Intel Corp.	9,749	$339,461
Texas Instruments, Inc.	3,846	183,416
Micron Technology, Inc.*	4,733	162,153
Broadcom Corp. — Class A	3,107	125,585
Avago Technologies Ltd.	1,329	115,623
ARM Holdings plc ADR	2,232	97,516
Skyworks Solutions, Inc.	1,507	87,481
Xilinx, Inc.	2,004	84,869
Altera Corp.	2,356	84,298
NVIDIA Corp.	4,383	80,866
Microchip Technology, Inc.	1,662	78,496
First Solar, Inc.*	978	64,362
Freescale Semiconductor Ltd.*	3,010	58,785
Cree, Inc.*	1,390	56,921
SunEdison, Inc.*	2,988	56,413
ON Semiconductor Corp.*	5,510	49,259
Cavium, Inc.*	830	41,276
GT Advanced Technologies, Inc.*,1	2,980	32,273
Total Electronic Components - Semiconductor		1,799,053
Applications Software - 8.0%
Microsoft Corp.	10,990	509,495
salesforce.com, Inc.*	2,744	157,862
Intuit, Inc.	1,515	132,790
Check Point Software Technologies Ltd.*	1,424	98,598
Citrix Systems, Inc.*	1,254	89,460
Red Hat, Inc.*	1,439	80,800
ServiceNow, Inc.*	1,280	75,238
NetSuite, Inc.*	790	70,737
Tableau Software, Inc. — Class A*	830	60,300
Nuance Communications, Inc.*	3,730	57,498
PTC, Inc.*	1,470	54,243
Total Applications Software		1,387,021
Semiconductor Components - Integrated Circuit - 6.8%
QUALCOMM, Inc.	3,857	288,387
Himax Technologies, Inc. ADR1	14,670	148,901
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,593	133,047
NXP Semiconductor N.V.*	1,630	111,541
Marvell Technology Group Ltd.	7,851	105,831
Analog Devices, Inc.	2,067	102,296
Linear Technology Corp.	1,885	83,675
Maxim Integrated Products, Inc.	2,476	74,874
TriQuint Semiconductor, Inc.*	2,520	48,056
Atmel Corp.*	5,730	46,298
Integrated Device Technology, Inc.*	2,450	39,078
Total Semiconductor Components - Integrated Circuit		1,181,984
Web Portals/ISP - 6.1%
Google, Inc. — Class C*	441	254,615
Google, Inc. — Class A*	431	253,604
Yahoo!, Inc.*	3,997	162,878
Baidu, Inc. ADR*	736	160,617
Yandex N.V. — Class A*	3,480	96,727
SINA Corp.*	2,299	94,581
AOL, Inc.*	1,130	50,794
Total Web Portals/ISP		1,073,816
Computers - 5.4%
Apple, Inc.	6,333	638,050
Hewlett-Packard Co.	5,866	208,067
BlackBerry Ltd.*	9,900	98,406
Total Computers		944,523
Enterprise Software/Services - 4.7%
Oracle Corp.	8,509	325,725
Workday, Inc. — Class A*	1,250	103,125
SAP SE ADR	1,277	92,148
Concur Technologies, Inc.*	610	77,360
CA, Inc.	2,753	76,919
Ultimate Software Group, Inc.*	370	52,359
Informatica Corp.*	1,492	51,086
Qlik Technologies, Inc.*	1,510	40,830
Total Enterprise Software/Services		819,552
Computer Services - 4.7%
International Business Machines Corp.	1,867	354,413
Cognizant Technology Solutions Corp. — Class A*	3,036	135,922
Accenture plc — Class A	1,657	134,747
Infosys Ltd. ADR	1,780	107,672
Computer Sciences Corp.	1,299	79,434
Total Computer Services		812,188
Internet Content-Entertainment - 4.5%
Facebook, Inc. — Class A*	4,824	381,288
Twitter, Inc.*	2,920	150,614
NetEase, Inc. ADR	1,091	93,455
Youku Tudou, Inc. ADR*	5,180	92,826
Pandora Media, Inc.*	2,270	54,843
Total Internet Content-Entertainment		773,026
Commercial Services - Finance - 4.2%
MasterCard, Inc. — Class A	3,196	236,248
Automatic Data Processing, Inc.	1,973	163,917
Alliance Data Systems Corp.*	403	100,053
FleetCor Technologies, Inc.*	620	88,114
Western Union Co.	4,580	73,463
Total System Services, Inc.	2,000	61,920
Total Commercial Services - Finance		723,715
Computers-Memory Devices - 3.8%
EMC Corp.	6,858	200,665
Western Digital Corp.	1,291	125,640
SanDisk Corp.	1,224	119,891
Seagate Technology plc	2,010	115,113
NetApp, Inc.	2,228	95,715
Total Computers-Memory Devices		657,024
Semiconductor Equipment - 2.7%
Applied Materials, Inc.	6,049	130,719
ASML Holding N.V. — Class G	1,011	99,907
KLA-Tencor Corp.	1,180	92,960

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Semiconductor Equipment - 2.7% (continued)
Lam Research Corp.	1,185	$88,520
Teradyne, Inc.	2,580	50,026
Total Semiconductor Equipment		462,132
Networking Products - 2.4%
Cisco Systems, Inc.	11,913	299,850
Palo Alto Networks, Inc.*	730	71,613
Fortinet, Inc.*	2,060	52,046
Total Networking Products		423,509
Data Processing/Management - 2.4%
Fidelity National Information Services, Inc.	1,881	105,901
Paychex, Inc.	2,391	105,682
Fiserv, Inc.*	1,610	104,062
Broadridge Financial Solutions, Inc.	1,400	58,282
CommVault Systems, Inc.*	780	39,312
Total Data Processing/Management		413,239
Wireless Equipment - 2.1%
Nokia Oyj ADR	12,596	106,563
Motorola Solutions, Inc.	1,651	104,476
RF Micro Devices, Inc.*	4,160	48,006
Ubiquiti Networks, Inc.*	1,208	45,336
Aruba Networks, Inc.*	1,843	39,772
Gogo, Inc.*,1	1,418	23,907
Total Wireless Equipment		368,060
E-Commerce/Services - 2.0%
SouFun Holdings Ltd. ADR	10,430	103,778
Bitauto Holdings Ltd. ADR*	1,190	92,820
IAC/InterActiveCorp	920	60,628
Zillow, Inc. — Class A*	450	52,196
Trulia, Inc.*	660	32,274
Total E-Commerce/Services		341,696
E-Commerce/Products - 1.9%
eBay, Inc.*	4,110	232,749
MercadoLibre, Inc.	866	94,091
Total E-Commerce/Products		326,840
Internet Security - 1.9%
Symantec Corp.	4,375	102,856
Qihoo 360 Technology Company Ltd. ADR*	1,490	100,530
VeriSign, Inc.*	1,240	68,349
FireEye, Inc.*	1,680	51,341
Total Internet Security		323,076
Internet Content-Information/Network - 1.8%
LinkedIn Corp. — Class A*	654	135,894
YY, Inc. ADR*	1,280	95,859
Yelp, Inc. — Class A*	840	57,330
WebMD Health Corp. — Class A*	760	31,776
Total Internet Content-Information/Network		320,859
Finance-Credit Card - 1.7%
Visa, Inc. — Class A	1,396	297,865
Computers-Integrated Systems - 1.6%
Teradata Corp.*	1,552	65,060
NCR Corp.*	1,780	59,470
Brocade Communications Systems, Inc.	5,310	57,720
VeriFone Systems, Inc.*	1,430	49,163
Riverbed Technology, Inc.*	2,384	44,211
Total Computers-Integrated Systems		275,624
Electronic Components-Miscellaneous - 1.5%
TE Connectivity Ltd.	1,910	105,604
Flextronics International Ltd.*	6,120	63,158
Jabil Circuit, Inc.	2,492	50,264
InvenSense, Inc. — Class A*	1,640	32,357
Total Electronic Components-Miscellaneous		251,383
Telecommunication Equipments Fiber Optics - 1.3%
Corning, Inc.	6,511	125,923
JDS Uniphase Corp.*	3,375	43,200
Ciena Corp.*	1,956	32,704
Finisar Corp.*	1,890	31,431
Total Telecommunication Equipments Fiber Optics		233,258
Entertainment Software - 1.3%
Activision Blizzard, Inc.	4,975	103,431
Electronic Arts, Inc.*	2,441	86,924
Take-Two Interactive Software, Inc.*	1,590	36,681
Total Entertainment Software		227,036
Computer Aided Design - 1.2%
Autodesk, Inc.*	1,657	91,301
ANSYS, Inc.*	890	67,346
Aspen Technology, Inc.*	1,270	47,904
Total Computer Aided Design		206,551
Telecommunication Equipments - 1.2%
Juniper Networks, Inc.	3,755	83,173
Harris Corp.	1,010	67,064
ARRIS Group, Inc.*	1,789	50,727
Total Telecommunication Equipments		200,964
Software Tools - 1.0%
VMware, Inc. — Class A*	1,798	168,724
Electronic Forms - 0.9%
Adobe Systems, Inc.*	2,326	160,936
Energy-Alternate Sources - 0.9%
Trina Solar Ltd. ADR*,1	6,710	80,990
JinkoSolar Holding Company Ltd. ADR*,1	2,902	79,776
Total Energy-Alternate Sources		160,766
Web Hosting/Design - 0.9%
Equinix, Inc.*	407	86,480
Rackspace Hosting, Inc.*	1,884	61,324
Total Web Hosting/Design		147,804
Power Converter/Supply Equipment - 0.8%
Canadian Solar, Inc.*	2,470	88,352
SunPower Corp. — Class A*	1,550	52,514
Total Power Converter/Supply Equipment		140,866
Internet Infrastructure Software - 0.8%
F5 Networks, Inc.*	630	74,807

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Internet Infrastructure Software - 0.8% (continued)
TIBCO Software, Inc.*	2,415	$57,066
Total Internet Infrastructure Software		131,873
Electronic Measuring Instruments - 0.7%
Trimble Navigation Ltd.*	2,390	72,895
FLIR Systems, Inc.	1,700	53,278
Total Electronic Measuring Instruments		126,173
Computer Software - 0.7%
Akamai Technologies, Inc.*	1,396	83,481
Cornerstone OnDemand, Inc.*	1,030	35,442
Total Computer Software		118,923
Computers-Other - 0.7%
Stratasys Ltd.*	510	61,598
3D Systems Corp.*,1	1,230	57,035
Total Computers-Other		118,633
Commerical Services-Finance - 0.6%
Global Payments, Inc.	820	57,302
Vantiv, Inc. — Class A*	1,800	55,620
Total Commerical Services-Finance		112,922
Distribution/Wholesale - 0.6%
Arrow Electronics, Inc.*	1,060	58,671
Ingram Micro, Inc. — Class A*	1,930	49,813
Total Distribution/Wholesale		108,484
Internet Application Software - 0.6%
Splunk, Inc.*	1,240	68,647
Zynga, Inc. — Class A*	13,379	36,123
Total Internet Application Software		104,770
Electronic Connectors - 0.6%
Amphenol Corp. — Class A	1,014	101,258
Office Automation & Equipments - 0.6%
Xerox Corp.	7,409	98,021
Computers-Peripheral Equipment - 0.5%
Lexmark International, Inc. — Class A	970	41,225
Synaptics, Inc.*	560	40,992
Total Computers-Peripheral Equipment		82,217
Consulting Services - 0.4%
Gartner, Inc.*	910	66,858
Electronic Design Automatic - 0.4%
Synopsys, Inc.*	1,640	65,100
Electronic Parts Distribution - 0.3%
Avnet, Inc.	1,460	60,590
Multimedia - 0.3%
FactSet Research Systems, Inc.	490	59,550
Commercial Services - 0.3%
CoStar Group, Inc.*	380	59,105
Electronic Design Automatic - 0.3%
Cadence Design Systems, Inc.*	3,350	57,654
Communication Software - 0.3%
SolarWinds, Inc.*	1,090	45,835
Instruments-Scientific - 0.3%
FEI Co.	590	44,498
Telecommunications Services - 0.2%
NeuStar, Inc. — Class A*	1,210	30,044
Total Common Stocks
(Cost $10,926,128)		17,215,598

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$11,475	11,475
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	11,475	11,475
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	11,475	11,475
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	11,475	11,475
Total Repurchase Agreements
(Cost $45,900)		45,900

SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	175,144	175,144
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	28,712	28,712
Total Securities Lending Collateral
(Cost $203,856)		203,856
Total Investments - 100.7%
(Cost $11,175,884)		$17,465,354
Other Assets & Liabilities, net - (0.7)%		(113,671)
Total Net Assets - 100.0%		$17,351,683

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral ― See Note 5.
ADR ― American Depositary Receipt
plc ― Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Telephone-Integrated - 26.2%
Verizon Communications, Inc.	6,592	$329,534
AT&T, Inc.	8,747	308,244
CenturyLink, Inc.	2,720	111,221
Frontier Communications Corp.	8,895	57,906
Windstream Holdings, Inc.	5,244	56,530
Telefonica Brasil S.A. ADR	2,160	42,509
Telefonica S.A. ADR	2,545	39,117
Telephone & Data Systems, Inc.	1,486	35,605
Total Telephone-Integrated		980,666
Cellular Telecommunications - 15.7%
Sprint Corp.*	17,989	114,050
T-Mobile US, Inc.*	3,790	109,417
Vodafone Group plc ADR	2,296	75,515
America Movil SAB de CV — Class L ADR	2,770	69,804
China Mobile Ltd. ADR	911	53,521
SK Telecom Company Ltd. ADR	1,461	44,327
Mobile Telesystems OJSC ADR	2,918	43,595
Tim Participacoes S.A. ADR	1,518	39,772
Rogers Communications, Inc. — Class B	987	36,934
Total Cellular Telecommunications		586,935
Wireless Equipment - 13.4%
Motorola Solutions, Inc.	1,453	91,947
SBA Communications Corp. — Class A*	769	85,282
Nokia Oyj ADR	7,626	64,516
Telefonaktiebolaget LM Ericsson ADR	3,440	43,310
Ubiquiti Networks, Inc.1,*	1,072	40,232
ViaSat, Inc.*	660	36,379
Aruba Networks, Inc.*	1,622	35,003
Sierra Wireless, Inc.*	1,295	34,628
InterDigital, Inc.	721	28,710
Ruckus Wireless, Inc.*	1,770	23,647
CalAmp Corp.*	1,015	17,884
Total Wireless Equipment		501,538
Networking Products - 10.7%
Cisco Systems, Inc.	10,291	259,023
Palo Alto Networks, Inc.*	645	63,275
Polycom, Inc.*	2,351	28,882
Infinera Corp.*	2,425	25,875
NETGEAR, Inc.*	766	23,938
Total Networking Products		400,993
Telecommunications Equipment - 7.9%
Juniper Networks, Inc.	3,244	71,855
Harris Corp.	887	58,897
CommScope Holding Company, Inc.*	2,051	49,039
ARRIS Group, Inc.*	1,570	44,517
Plantronics, Inc.	652	31,153
ADTRAN, Inc.	1,136	23,322
8x8, Inc.*	2,671	17,842
Total Telecommunications Equipment		296,625
Semiconductor Components - Integrated Circuit - 6.8%
QUALCOMM, Inc.	3,393	253,695
Telecommunication Services - 5.6%
Level 3 Communications, Inc.*	1,630	74,541
tw telecom, Inc. — Class A*	1,304	54,259
BCE, Inc.	1,063	45,454
VimpelCom Ltd. ADR	5,056	36,504
Total Telecommunication Services		210,758
REITS-Diversified - 3.2%
Crown Castle International Corp.	1,468	118,218
Telecommunication Equipments Fiber Optics - 2.5%
JDS Uniphase Corp.*	2,995	38,336
Ciena Corp.*	1,722	28,792
Finisar Corp.*	1,661	27,622
Total Telecommunication Equipments Fiber Optics		94,750
Computers-Integrated Systems - 2.4%
Brocade Communications Systems, Inc.	4,712	51,219
Riverbed Technology, Inc.*	2,113	39,186
Total Computers-Integrated Systems		90,405
Internet Infrastructure Software - 1.8%
F5 Networks, Inc.*	556	66,019
Computers - 1.3%
BlackBerry Ltd.*	4,802	47,732
Satellite Telecommunications - 1.3%
EchoStar Corp. — Class A*	968	47,200
Internet Connectivity Services - 0.8%
Cogent Communications Holdings, Inc.	854	28,703
Total Common Stocks
(Cost $2,768,416)		3,724,237

RIGHTS†† - 0.1%
Leap Wireless International
Expires 03/17/15	964	2,429
Total Rights
(Cost $2,232)		2,429

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.4%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$13,387	$13,387
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	13,387	13,387
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	13,387	13,387
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	13,387	13,387
Total Repurchase Agreements
(Cost $53,548)		53,548

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	8,581	8,581
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	1,407	1,407
Total Securities Lending Collateral
(Cost $9,988)		9,988
Total Investments - 101.4%
(Cost $2,834,184)		$3,790,202
Other Assets & Liabilities, net - (1.4)%		(52,002)
Total Net Assets - 100.0%		$3,738,200

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral ― See Note 5.
ADR ― American Depositary Receipt
plc ― Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Transport-Rail - 17.1%
Union Pacific Corp.	7,818	$847,627
Norfolk Southern Corp.	4,520	504,432
CSX Corp.	15,116	484,619
Kansas City Southern	2,562	310,514
Canadian Pacific Railway Ltd.	1,474	305,811
Canadian National Railway Co.	3,324	235,871
Genesee & Wyoming, Inc. — Class A*	2,009	191,478
Total Transport-Rail		2,880,352
Auto/Truck Parts & Equipments - Original - 17.0%
Johnson Controls, Inc.	10,496	461,825
Delphi Automotive plc	4,910	301,179
BorgWarner, Inc.	5,610	295,142
TRW Automotive Holdings Corp.*	2,890	292,613
Autoliv, Inc.	2,430	223,366
Lear Corp.	2,503	216,284
Magna International, Inc.	2,140	203,107
Allison Transmission Holdings, Inc.	6,690	190,598
Visteon Corp.*	1,782	173,300
Tenneco, Inc.*	2,900	151,699
Dana Holding Corp.	7,630	146,267
Gentherm, Inc.*	2,390	100,930
American Axle & Manufacturing Holdings, Inc.*	5,790	97,098
Total Auto/Truck Parts & Equipments - Original		2,853,408
Airlines - 16.7%
Delta Air Lines, Inc.	12,992	469,661
American Airlines Group, Inc.	12,153	431,188
Southwest Airlines Co.	12,227	412,906
United Continental Holdings, Inc.*	7,757	362,950
Copa Holdings S.A. — Class A	2,176	233,463
Ryanair Holdings plc ADR*	3,710	209,355
Alaska Air Group, Inc.	4,784	208,295
Spirit Airlines, Inc.*	2,850	197,049
JetBlue Airways Corp.*	14,730	156,433
Allegiant Travel Co. — Class A	1,050	129,843
Total Airlines		2,811,143
Auto-Cars/Light Trucks - 14.7%
Ford Motor Co.	42,425	627,466
General Motors Co.	18,870	602,708
Tesla Motors, Inc.*	1,970	478,080
Kandi Technologies Group, Inc.*,1	22,890	297,341
Tata Motors Ltd. ADR	5,440	237,782
Toyota Motor Corp. ADR	1,880	220,956
Total Auto-Cars/Light Trucks		2,464,333
Transport-Services - 14.4%
United Parcel Service, Inc. — Class B	8,327	818,461
FedEx Corp.	3,622	584,772
CH Robinson Worldwide, Inc.	4,042	268,065
Expeditors International of Washington, Inc.	5,950	241,451
Ryder System, Inc.	2,086	187,677
XPO Logistics, Inc.*	3,120	117,530
Hub Group, Inc. — Class A*	2,650	107,405
UTI Worldwide, Inc.*	8,450	89,824
Total Transport-Services		2,415,185
Transport-Truck - 8.3%
J.B. Hunt Transport Services, Inc.	3,500	259,174
Old Dominion Freight Line, Inc.*	3,017	213,121
Landstar System, Inc.	2,166	156,364
Swift Transportation Co. — Class A*	7,350	154,203
Con-way, Inc.	3,049	144,828
Knight Transportation, Inc.	4,790	131,198
Heartland Express, Inc.	5,270	126,269
Werner Enterprises, Inc.	4,660	117,432
ArcBest Corp.	2,340	87,282
Total Transport-Truck		1,389,871
Rental Auto/Equipment - 2.8%
Hertz Global Holdings, Inc.*	11,182	283,911
Avis Budget Group, Inc.*	3,497	191,950
Total Rental Auto/Equipment		475,861
Rubber-Tires - 1.9%
Goodyear Tire & Rubber Co.	9,245	208,798
Cooper Tire & Rubber Co.	4,050	116,235
Total Rubber-Tires		325,033
Motorcycle/Motor Scooter - 1.8%
Harley-Davidson, Inc.	5,250	305,550
Transport-Marine - 1.3%
Kirby Corp.*	1,875	220,969
Commercial Services - 1.1%
Macquarie Infrastructure Company LLC	2,740	182,758
Electronic Compo-Misc - 1.0%
Gentex Corp.	6,180	165,439
Building-Mobile Home/Manufactured Housing - 0.9%
Thor Industries, Inc.	2,771	142,707
Auto/Truck Parts & Equipment - Replacement - 0.7%
Dorman Products, Inc.*	2,750	110,165
Total Common Stocks
(Cost $9,463,577)		16,742,774

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	$26,364	26,364
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	26,364	26,364
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	26,365	26,365
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	26,365	26,365
Total Repurchase Agreements
(Cost $105,458)		105,458

SECURITIES LENDING COLLATERAL††,3 - 1.6%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	224,317	224,317
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	36,773	36,773
Total Securities Lending Collateral
(Cost $261,090)		261,090
Total Investments - 101.9%
(Cost $9,830,125)		$17,109,322
Other Assets & Liabilities, net - (1.9)%		(324,240)
Total Net Assets - 100.0%		$16,785,082

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral ― See Note 5.
ADR ― American Depositary Receipt
plc ― Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 48.8%
Federal Farm Credit Bank1
0.07% due 10/15/14	$10,000,000	$9,999,727
0.07% due 10/16/14	5,000,000	4,999,854
Total Federal Farm Credit Bank		14,999,581
Federal Home Loan Bank1
0.08% due 10/08/14	5,000,000	4,999,927
0.08% due 11/05/14	5,000,000	4,999,611
0.08% due 12/24/14	5,000,000	4,999,067
Total Federal Home Loan Bank		14,998,605
Fannie Mae2
0.07% due 12/01/14	10,000,000	9,998,813
0.08% due 01/28/15	5,000,000	4,998,678
Total Fannie Mae		14,997,491
Farmer Mac1
0.07% due 10/24/14	10,000,000	9,999,553
0.12% due 09/01/15	5,000,000	4,994,417
Total Farmer Mac		14,993,970
Freddie Mac2
0.09% due 11/26/14	5,000,000	4,999,339
0.11% due 07/21/15	4,800,000	4,795,703
Total Freddie Mac		9,795,042
Total Federal Agency Discount Notes
(Cost $69,784,689)		69,784,689

REPURCHASE AGREEMENTS††,3 - 52.0%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	14,849,822	14,849,822
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	14,849,821	14,849,821
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	14,849,821	14,849,821
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	14,849,821	14,849,821
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	14,849,821	14,849,821
Total Repurchase Agreements
(Cost $74,249,106)		74,249,106
Total Investments - 100.8%
(Cost $144,033,795)		$144,033,795
Other Assets & Liabilities, net - (0.8)%		(1,162,866)
Total Net Assets - 100.0%		$142,870,929

††	Value determined based on Level 2 inputs — See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Repurchase Agreements — See Note 4.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Electric-Integrated - 68.3%
Duke Energy Corp.	7,243	$541,559
Dominion Resources, Inc.	6,858	473,819
NextEra Energy, Inc.	5,032	472,404
Southern Co.	10,708	467,404
Exelon Corp.	11,809	402,569
American Electric Power Company, Inc.	7,110	371,213
PPL Corp.	10,417	342,094
PG&E Corp.	7,588	341,764
Public Service Enterprise Group, Inc.	8,514	317,061
Edison International	5,556	310,692
Consolidated Edison, Inc.	5,343	302,734
Xcel Energy, Inc.	9,531	289,742
Entergy Corp.	3,599	278,311
FirstEnergy Corp.	8,182	274,670
Northeast Utilities	6,161	272,932
DTE Energy Co.	3,574	271,910
Wisconsin Energy Corp.	5,289	227,427
Ameren Corp.	5,895	225,955
CMS Energy Corp.	7,196	213,433
OGE Energy Corp.	5,545	205,775
SCANA Corp.	3,947	195,811
Pepco Holdings, Inc.	7,186	192,297
Alliant Energy Corp.	3,275	181,468
Pinnacle West Capital Corp.	3,273	178,837
MDU Resources Group, Inc.	6,226	173,145
Integrys Energy Group, Inc.	2,557	165,745
Westar Energy, Inc.	4,542	154,973
TECO Energy, Inc.	8,608	149,607
Great Plains Energy, Inc.	5,857	141,564
Cia Energetica de Minas Gerais ADR	22,214	138,393
Hawaiian Electric Industries, Inc.1	4,723	125,396
IDACORP, Inc.	2,253	120,783
Cleco Corp.	2,474	119,123
Portland General Electric Co.	3,629	116,563
Enersis S.A. ADR	7,183	113,348
Black Hills Corp.	2,219	106,246
UIL Holdings Corp.	2,923	103,474
Avista Corp.	3,381	103,222
PNM Resources, Inc.	4,108	102,330
ALLETE, Inc.	2,274	100,943
NorthWestern Corp.	2,158	97,887
El Paso Electric Co.	2,496	91,229
Total Electric-Integrated		9,575,852
Gas-Distribution - 19.6%
Sempra Energy	3,587	377,997
NiSource, Inc.	6,671	273,377
CenterPoint Energy, Inc.	9,929	242,963
AGL Resources, Inc.	3,539	181,692
UGI Corp.	5,257	179,211
National Fuel Gas Co.	2,527	176,865
Atmos Energy Corp.	3,348	159,700
Questar Corp.	6,500	144,885
National Grid plc ADR	1,880	135,134
Vectren Corp.	3,348	133,585
Piedmont Natural Gas Company, Inc.	3,521	118,059
Southwest Gas Corp.	2,276	110,568
WGL Holdings, Inc.	2,588	109,007
New Jersey Resources Corp.	2,158	109,001
Laclede Group, Inc.	2,241	103,982
South Jersey Industries, Inc.	1,855	98,983
ONE Gas, Inc.	2,838	97,202
Total Gas-Distribution		2,752,211
Independent Power Producer - 5.1%
NRG Energy, Inc.	7,831	238,689
Calpine Corp.*	10,101	219,192
NRG Yield, Inc. — Class A	2,906	136,727
Dynegy, Inc.*	4,385	126,551
Total Independent Power Producer		721,159
Water - 3.5%
American Water Works Co., Inc.	4,501	217,083
Aqua America, Inc.	6,407	150,757
Cia de Saneamento Basico do Estado de Sao Paulo ADR	14,854	120,466
Total Water		488,306
Electric-Generation - 1.7%
AES Corp.	16,710	236,948
Electric-Transmission - 1.2%
ITC Holdings Corp.	4,871	173,554
Total Common Stocks
(Cost $9,009,354)		13,948,030

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$40,232	40,232
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	6,595	6,595
Total Securities Lending Collateral
(Cost $46,827)		46,827
Total Investments - 99.7%
(Cost $9,056,181)		$13,994,857
Other Assets & Liabilities, net - 0.3%		40,517
Total Net Assets - 100.0%		$14,035,374

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at September 30, 2014 ― See Note 5.
2	Securities lending collateral ― See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014

	Shares	Value
MUTUAL FUNDS† - 54.1%
Guggenheim Strategy Fund I1	12,068	$300,619
Guggenheim Strategy Fund II1	10,033	249,819
Total Mutual Funds
(Cost $551,321)		550,438

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.8%
Federal Farm Credit Bank2
0.05% due 10/09/14	$100,000	99,999
Farmer Mac2
0.05% due 10/02/14	50,000	50,000
Total Federal Agency Discount Notes
(Cost $149,999)		149,999

REPURCHASE AGREEMENTS††,3 - 31.2%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	137,878	137,878
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	44,891	44,891
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	44,891	44,891
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	44,891	44,891
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	44,891	44,891
Total Repurchase Agreements
(Cost $317,442)		317,442
Total Investments - 100.1%
(Cost $1,018,762)		$1,017,879
Other Assets & Liabilities, net - (0.1)%		(735)
Total Net Assets - 100.0%		$1,017,144

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $1,892,880)	22	$(26,535)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International November 2014 U.S. Dollar Index Swap, Terminating 11/28/145 (Notional Value $168,122)	1,956	$(1,317)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 7.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as currency index swap collateral at September 30, 2014.
5	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

1. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Amerigo Fund	$136,361,974	$–	$13,991,233	$–	$–	$150,353,207
Banking Fund	4,891,732	–	52,375	–	–	4,944,107
Basic Materials Fund	14,356,185	–	333,315	–	–	14,689,500
Biotechnology Fund	27,188,252	–	2,657,120	–	–	29,845,372
Clermont Fund	79,800,355	–	12,123,692	–	–	91,924,047
Commodities Strategy Fund	3,509,438	–	1,656,026	–	–	5,165,464
Consumer Products Fund	21,708,450	–	152,251	–	–	21,860,701
Dow 2x Strategy Fund	9,037,658	4,206	1,910,548	41,934	–	10,994,346
Electronics Fund	9,097,825	–	196,714	–	–	9,294,539
Energy Fund	25,694,814	–	522,456	–	–	26,217,270
Energy Services Fund	16,040,676	–	960,907	–	–	17,001,583
Europe 1.25x Strategy Fund	3,082,216	–	512,134	–	–	3,594,350
Financial Services Fund	13,278,634	–	109,137	–	–	13,387,771
Global Managed Futures Strategy Fund	7,923,856	323,463	1,186,710	73,462	–	9,507,491
Government Long Bond 1.2x Strategy Fund	1,802,883	183,675	14,046,438	–	–	16,032,996
Health Care Fund	32,957,502	–	654,845	–	–	33,612,347
Internet Fund	7,488,660	–	132,274	–	–	7,620,934
Inverse Dow 2x Strategy Fund	1,503,228	29,892	2,594,834	2,941	–	4,130,895
Inverse Government Long Bond Strategy Fund	3,004,177	–	20,008,659	–	–	23,012,836
Inverse Mid-Cap Strategy Fund	250,563	3,045	441,614	4,782	–	700,004
Inverse NASDAQ-100® Strategy Fund	1,002,677	5,170	1,457,009	361	–	2,465,217
Inverse Russell 2000® Strategy Fund	1,356,555	164	2,603,254	32,754	–	3,992,727
Inverse S&P 500® Strategy Fund	2,155,007	2,457	3,039,734	13,457	–	5,210,655
Japan 2x Strategy Fund	751,339	155,186	1,364,238	–	–	2,270,763
Leisure Fund	5,570,753	–	23,843	–	–	5,594,596
Long Short Equity Fund	26,615,499	–	2,360,592	–	–	28,976,091
Mid-Cap 1.5x Strategy Fund	10,013,332	–	276,156	–	–	10,289,488
Multi-Hedge Strategies Fund	29,432,835	230,264	3,930,759	96,480	–	33,690,338
NASDAQ-100® 2x Strategy Fund	48,540,709	–	4,273,276	213,251	–	53,027,236
NASDAQ-100® Fund	71,082,261	–	6,401,760	20,739	–	77,504,760
Nova Fund	27,359,246	–	2,335,544	7,580	–	29,702,370
Precious Metals Fund	26,168,009	–	1,266,489	–	–	27,434,498
Real Estate Fund	21,283,018	–	196,933	–	–	21,479,951
Retailing Fund	4,617,726	–	11,384	–	–	4,629,110
Russell 2000® 1.5x Strategy Fund	7,530,526	–	999,116	–	1,038	8,530,680
Russell 2000® 2x Strategy Fund	1,571,943	–	839,710	–	271	2,411,924
S&P 500® 2x Strategy Fund	22,063,988	–	3,743,341	–	–	25,807,329
S&P 500® Pure Growth Fund	76,592,520	–	513,303	–	–	77,105,823
S&P 500® Pure Value Fund	67,747,754	–	727,879	–	–	68,475,633
S&P MidCap 400® Pure Growth Fund	26,867,895	–	487,914	–	–	27,355,809
S&P MidCap 400® Pure Value Fund	28,472,347	–	133,160	–	–	28,605,507
S&P SmallCap 600® Pure Growth Fund	20,815,865	–	106,188	–	–	20,922,053
S&P SmallCap 600® Pure Value Fund	12,042,371	–	122,672	–	–	12,165,043
Select Allocation Fund	26,531,104	–	3,101,184	–	–	29,632,288
Strengthening Dollar 2x Strategy Fund	5,424,547	225,245	4,444,087	150,696	–	10,244,575
Technology Fund	17,215,598	–	249,756	–	–	17,465,354
Telecommunications Fund	3,724,237	–	65,965	–	–	3,790,202
Transportation Fund	16,742,774	–	366,548	–	–	17,109,322
U.S. Government Money Market Fund	–	–	144,033,795	–	–	144,033,795
Utilities Fund	13,948,030	–	46,827	–	–	13,994,857
Weakening Dollar 2x Strategy Fund	550,438	–	467,441	–	–	1,017,879

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Liabilities
Commodities Strategy Fund	$–	$165,669	$–	$–	$–	$165,669
Dow 2x Strategy Fund	–	–	–	7,601	–	7,601
Europe 1.25x Strategy Fund	–	55,227	–	291	–	55,518
Global Managed Futures Strategy Fund	–	108,307	–	32,898	–	141,205
Inverse Dow 2x Strategy Fund	–	–	–	29,757	–	29,757
Inverse Government Long Bond Strategy Fund	–	4,025	9,421,414	–	–	9,425,439
Inverse NASDAQ-100® Strategy Fund	–	–	–	9,764	–	9,764
Inverse S&P 500® Strategy Fund	–	–	–	4,781	–	4,781
Japan 2x Strategy Fund	–	106,933	–	–	–	106,933
Long Short Equity Fund	9,286,183	–	–	–	–	9,286,183
Mid-Cap 1.5x Strategy Fund	–	11,374	–	59,093	–	70,467
Multi-Hedge Strategies Fund	20,601,065	93,765	–	155,420	–	20,850,250
NASDAQ-100® 2x Strategy Fund	40,318	213,130	–	17,617	–	271,065
NASDAQ-100® Fund	56,744	146,823	–	2,455	–	206,022
Nova Fund	–	194,467	–	36,857	–	231,324
Russell 2000® 1.5x Strategy Fund	–	11,594	–	86,311	–	97,905
Russell 2000® 2x Strategy Fund	–	23,189	–	40,577	–	63,766
S&P 500® 2x Strategy Fund	–	188,702	–	65,189	–	253,891
Weakening Dollar 2x Strategy Fund	–	26,535	–	1,317	–	27,852

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The funds recognize transfers between the levels as of the beginning of the period. As of September 30, 2014, Russell 2000® 1.5x Strategy Fund and Russell 2000® Fund had securities with a total value of $22 and $6 transfer from Level 2 to Level 3, respectively, due to stale trade prices. There were no other securities that transferred between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	$ 35,681,537	$ 35,681,487	05/15/16	$ 36,422,400	$ 36,395,240

RBC Capital Markets			U.S. Treasury Strips
(0.05)%			0.00%
Due 10/01/14	23,477,622	23,477,589	11/15/22 - 11/15/41	37,344,900	23,947,981

Mizuho Financial Group, Inc.			U.S. Treasury Strips
0.01%			0.00%
Due 10/01/14	23,477,622	23,477,625	05/15/19 - 11/15/42	27,758,800	23,947,216

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.25% - 1.38%
Due 10/01/14	23,477,622	23,477,622	10/31/15 - 11/30/15	23,535,100	23,947,312

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	22,477,622	22,477,622	11/15/22	28,002,300	22,927,215

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Amerigo Fund	$15,788,643	$16,283,975
Basic Materials Fund	323,861	334,475	*
Biotechnology Fund	2,743,073	2,930,000	*
Clermont Fund	13,791,673	14,110,400
Consumer Products Fund	173,850	177,200	*
Electronics Fund	205,987	228,950
Energy Fund	407,813	429,575	*
Energy Services Fund	870,492	930,825	*
Financial Services Fund	42,195	43,150	*
Health Care Fund	508,432	531,725	*
Internet Fund	146,034	153,950
Leisure Fund	26,092	27,750
Long Short Equity Fund	907,009	945,100	*
Mid-Cap 1.5x Strategy Fund	27,997	29,030	*
Multi-Hedge Strategies Fund	188,255	194,650	*
Precious Metals Fund	1,071,430	1,167,675	*
Real Estate Fund	189,864	192,501
Retailing Fund	12,615	13,250
Russell 2000® 1.5x Strategy Fund	5,239	5,658	*
S&P 500® Pure Value Fund	591,734	614,350
S&P MidCap 400® Pure Growth Fund	344,636	361,944
S&P MidCap 400® Pure Value Fund	82,305	84,475
S&P SmallCap 600® Pure Value Fund	55,196	58,700
Select Allocation Fund	3,510,309	3,609,375
Technology Fund	225,079	237,262
Telecommunications Fund	11,259	11,625
Transportation Fund	287,079	303,875
Utilities Fund	53,100	54,500

*	Subsequent to September 30, 2014, additional collateral was received.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Cash collateral received was invested in the following joint repurchase agreements at September 30, 2014:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$ 32,528,957	$ 32,528,957	11/15/19 - 11/15/30	$ 39,459,200	$ 27,193,726
			U.S. Treasury Note
			1.38%
			11/30/18	6,003,832	5,982,599
BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	5,332,616	5,332,616	02/15/41	3,989,136	5,438,643

There is also $6,204,374 in segregated cash held as collateral.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund Name	Index Exposure	Liquidity	Hedging	Income	Speculation	Leverage
Commodities Strategy Fund	x	x
Dow 2x Strategy Fund	x	x				x
Europe 1.25x Strategy Fund	x	x				x
Government Long Bond 1.2x Strategy Fund	x	x				x
Inverse Dow 2x Strategy Fund	x	x				x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
Japan 2x Strategy Fund	x	x				x
Global Managed Futures Srategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x				x
Multi-Hedge Strategies Fund			x	x	x
NASDAQ-100® Fund	x	x
NASDAQ-100® 2x Strategy Fund	x	x				x
Nova Fund	x	x				x
Russell 2000® 1.5x Strategy Fund	x	x				x
Russell 2000® 2x Strategy Fund	x	x				x
S&P 500® 2x Strategy Fund	x	x				x
Strengthening Dollar 2x Strategy Fund	x	x				x
Weakening Dollar 2x Strategy Fund	x	x				x

7. Related Transactions

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarterthat has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	November 24, 2014

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	November 24, 2014

* Print the name and title of each signing officer under his or her signature.